UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

Semiannual Report

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

The Real Estate Securities Portfolio

The Commodity Returns Strategy Portfolio

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Short-Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond II Portfolio

December 31, 2016

December 31, 2016

We are pleased to present the December 31, 2016 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of December 31, 2016, the Trust consisted of twenty-two separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income by managing securities issued by real estate-related companies.

The Commodity Returns Strategy Portfolio, presented as Consolidated, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security section process.

The International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks to maximize total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Semiannual Report

December 31, 2016

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.69%
	Aerospace & Defense — 2.99%
2,462	Arconic, Inc.	$46
51,054	B/E Aerospace, Inc.	3,073
795	General Dynamics Corp.	137
1,013	Hexcel Corp.	52
571	Huntington Ingalls Industries, Inc.	105
38,574	L-3 Communications Holdings, Inc.	5,867
8,233	Lockheed Martin Corp.	2,058
330	Orbital ATK, Inc.	29
1,024	Raytheon Co.	145
1,494	Rockwell Collins, Inc.	139
1,772	Spirit Aerosystems Holdings, Inc., Class – A	103
4,162	Textron, Inc.	202
20,412	The Boeing Co.	3,178
32,393	United Technologies Corp.	3,551

		18,685

	Air Freight & Logistics — 0.43%
4,568	C.H. Robinson Worldwide, Inc.	335
305	Expeditors International of Washington, Inc.	16
20,625	United Parcel Service, Inc., Class – B	2,364

		2,715

	Airlines — 1.16%
1,552	Alaska Air Group, Inc.	138
2,948	American Airlines Group, Inc.	138
1,151	Copa Holdings SA, Class – A	105
124,244	Delta Air Lines, Inc.	6,111
5,659	JetBlue Airways Corp. (a)	127
7,639	Southwest Airlines Co.	381
1,248	Spirit Airlines, Inc. (a)	72
1,768	United Continental Holdings, Inc. (a)	129

		7,201

	Auto Components — 1.31%
407	Adient PLC (a)	24
1,073	BorgWarner, Inc.	42
585	Gentex Corp.	12
1,494	Goodyear Tire & Rubber Co.	46
27,202	Lear Corp.	3,601
104,067	Magna International, Inc., ADR	4,517

		8,242

	Automobiles — 1.09%
312,806	Ford Motor Co.	3,794
73,720	General Motors Co.	2,568
7,164	Harley-Davidson, Inc.	418
41	Tesla Motors, Inc. (a)	9

		6,789

	Banks — 8.35%
2,891	Associated Banc-Corp.	71
602,841	Bank of America Corp.	13,324
1,306	Bank of Hawaii Corp.	116
4,682	BankUnited, Inc.	176
40,253	BB&T Corp.	1,893
1,266	BOK Financial Corp.	105
3,986	CIT Group, Inc.	170
33,570	Citigroup, Inc.	1,995

Shares	Security Description	Value (000)
	Banks (continued)
1,744	Citizens Financial Group, Inc.	$62
53,475	Comerica, Inc.	3,642
492	Commerce Bancshares, Inc.	28
2,599	Cullen/Frost Bankers, Inc.	229
2,854	East West Bancorp, Inc.	145
15,128	Fifth Third Bancorp	408
150	First Hawaiian, Inc.	5
1,298	First Horizon National Corp.	26
165	First Republic Bank	15
6,010	Huntington Bancshares, Inc.	79
70,451	JPMorgan Chase & Co.	6,080
21,231	KeyCorp	388
2,957	M&T Bank Corp.	463
5,744	PacWest Bancorp	313
10,734	People’s United Financial, Inc.	208
9,812	PNC Financial Services Group, Inc.	1,148
1,980	Popular, Inc.	87
25,020	Regions Financial Corp.	359
875	Signature Bank (a)	131
9,963	SunTrust Banks, Inc.	546
811	SVB Financial Group (a)	139
699	Synovus Financial Corp.	29
3,072	TCF Financial Corp.	60
76,978	U.S. BanCorp	3,955
282,286	Wells Fargo & Co.	15,558
233	Western Alliance Bancorp (a)	11
3,984	Zions BanCorp.	171

		52,135

	Beverages — 1.22%
62	Brown-Forman Corp., Class – A	3
1,203	Brown-Forman Corp., Class – B	54
6,786	Dr. Pepper Snapple Group, Inc.	615
959	Molson Coors Brewing Co., Class – B	93
2,715	Monster Beverage Corp. (a)	120
30,535	PepsiCo, Inc.	3,195
85,594	The Coca-Cola Co.	3,550

		7,630

	Biotechnology — 2.20%
49,359	AbbVie, Inc.	3,091
50	Alnylam Pharmaceuticals, Inc. (a)	2
24,197	Amgen, Inc.	3,538
1,958	Biogen Idec, Inc. (a)	555
89,862	Gilead Sciences, Inc.	6,435
624	Intrexon Corp. (a)	15
37	Juno Therapeutics, Inc. (a)	1
155	OPKO Health, Inc. (a)	1
695	United Therapeutics Corp.(a)	100

		13,738

	Building Products — 0.05%
266	Armstrong World Industries, Inc. (a)	11
4,012	Johnson Controls International PLC	165
26	Lennox International, Inc.	4
661	Masco Corp.	21
1,896	Owens Corning, Inc.	98

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
1,454	USG Corp. (a)	$42

		341

	Capital Markets — 1.67%
42	Affiliated Managers Group, Inc. (a)	6
7,528	Ameriprise Financial, Inc.	835
1,195	Artisan Partners Asset Management, Inc., Class – A	36
4,714	BlackRock, Inc., Class – A	1,793
1,926	CME Group, Inc.	222
41	Donnelley Financial Solutions, Inc. (a)	1
1,563	E*Trade Financial Corp. (a)	54
3,831	Eaton Vance Corp.	160
3,171	Federated Investors, Inc., Class – B	90
7,138	Franklin Resources, Inc.	283
6,867	Goldman Sachs Group, Inc.	1,644
320	Interactive Brokers Group, Inc., Class – A	12
1,713	IntercontinentalExchange Group, Inc.	97
18,373	Invesco Ltd.	558
6,873	Lazard Ltd., Class – A	282
12,157	Legg Mason, Inc.	364
3,451	LPL Financial Holdings, Inc.	122
108	Moody’s Corp.	10
28,256	Morgan Stanley	1,194
4,103	Northern Trust Corp.	365
6,094	NorthStar Asset Management Group, Inc.	91
708	Raymond James Financial, Inc.	49
7,785	State Street Corp.	605
12,585	T. Rowe Price Group, Inc.	947
162	TD Ameritrade Holding Corp.	7
1,341	The Charles Schwab Corp.	53
629	The NASDAQ OMX Group, Inc.	42
12,189	Thomson Reuters Corp.	534

		10,456

	Chemicals — 2.44%
7,345	Air Products & Chemicals, Inc.	1,056
627	Albemarle Corp.	54
349	Ashland Global Holdings, Inc.	38
2,991	Cabot Corp.	151
2,057	Celanese Corp., Series A	162
138,005	CF Industries Holdings, Inc.	4,344
7,561	Eastman Chemical Co.	569
153	FMC Corp.	9
9,384	Huntsman Corp.	179
17,044	LyondellBasell Industries NV, Class – A	1,462
857	Monsanto Co.	90
8	NewMarket Corp.	3
1,103	Platform Specialty Products Corp. (a)	11
26,000	Praxair, Inc.	3,047
59,159	The Dow Chemical Co.	3,385
16,427	The Mosaic Co.	482
1,370	The Scotts Miracle-Gro Co.	131
167	Valvoline, Inc.	4
179	W.R. Grace & Co.	12
550	Westlake Chemical Corp.	31

		15,220

Shares	Security Description	Value (000)
	Commercial Services & Supplies — 0.32%
274	Clean Harbors, Inc. (a)	$15
773	Copart, Inc. (a)	43
6,866	Covanta Holding Corp.	107
4,903	KAR Auction Services, Inc.	209
41	LSC Communications, Inc.	1
8,969	Pitney Bowes, Inc.	136
8,217	Republic Services, Inc., Class – A	469
2,265	RR Donnelley & Sons Co.	37
38	Stericycle, Inc. (a)	3
13,430	Waste Management, Inc.	953

		1,973

	Communications Equipment — 0.89%
825	Arris International PLC (a)	25
8,239	Brocade Communications Systems, Inc.	103
149,348	Cisco Systems, Inc.	4,513
259	EchoStar Corp., Class – A (a)	13
698	Harris Corp.	72
6,918	Juniper Networks, Inc.	196
7,606	Motorola Solutions, Inc.	630

		5,552

	Construction & Engineering — 0.07%
858	AECOM Technology Corp. (a)	31
626	Chicago Bridge & Iron Co.	20
2,356	Fluor Corp.	125
2,004	Jacobs Engineering Group, Inc. (a)	114
2,280	KBR, Inc.	38
2,181	Quanta Services, Inc. (a)	76
279	Valmont Industries, Inc.	39

		443

	Construction Materials — 0.01%
410	Eagle Materials, Inc., Class – A	40
35	Martin Marietta Materials, Inc.	8
63	Vulcan Materials Co.	8

		56

	Consumer Finance — 2.69%
2,489	Ally Financial, Inc.	47
15,861	American Express Co.	1,175
52,811	Capital One Financial Corp.	4,607
18,646	Discover Financial Services	1,344
19,111	Navient Corp.	314
68,007	OneMain Holdings, Inc. (a)	1,506
2,055	Santander Consumer USA Holdings, Inc. (a)	28
8,273	SLM Corp. (a)	91
212,223	Synchrony Financial	7,698

		16,810

	Containers & Packaging — 0.38%
262	AptarGroup, Inc.	19
27	Avery Dennison Corp.	2
3,722	Bemis Co., Inc.	178
1,187	Crown Holdings, Inc. (a)	62
11,603	Graphic Packaging Holding Co.	145
15,864	International Paper Co.	842
4,049	Packaging Corp. of America	343
3,448	Sonoco Products Co.	182

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
12,347	WestRock Co.	$627

		2,400

	Distributors — 0.08%
5,420	Genuine Parts Co.	518

	Diversified Consumer Services — 0.04%
25	Graham Holdings Co.	13
9,084	H&R Block, Inc.	209

		222

	Diversified Financial Services — 0.43%
16,018	Berkshire Hathaway, Inc., Class – B (a)	2,611
1,847	Leucadia National Corp.	43
1,148	Voya Financial, Inc.	45

		2,699

	Diversified Telecommunication Services — 2.76%
225,420	AT&T, Inc.	9,588
38,363	CenturyLink, Inc.	912
23,779	Frontier Communications Corp.	80
5,802	Level 3 Communications, Inc. (a)	327
2,066	SBA Communications Corp., Class – A (a)	213
113,077	Verizon Communications, Inc.	6,036
2,329	Zayo Group Holdings, Inc. (a)	77

		17,233

	Electric Utilities — 3.92%
5,626	Alliant Energy Corp.	213
60,509	American Electric Power, Inc.	3,810
1,308	Avangrid, Inc.	50
21,684	Duke Energy Corp.	1,683
80,434	Edison International	5,789
5,489	Entergy Corp.	403
10,081	Eversource Energy	557
103,207	Exelon Corp.	3,663
12,487	FirstEnergy Corp.	387
6,209	Great Plains Energy, Inc.	170
2,947	Hawaiian Electric Industries, Inc.	97
14,517	NextEra Energy, Inc.	1,734
6,282	OGE Energy Corp.	210
10,938	PG&E Corp.	665
3,186	Pinnacle West Capital Corp.	249
47,816	Portland General Electric Co.	2,072
16,975	PPL Corp.	578
29,749	The Southern Co.	1,463
3,036	Westar Energy, Inc.	171
12,817	Xcel Energy, Inc.	522

		24,486

	Electrical Equipment — 1.46%
3,731	AMETEK, Inc.	181
88,414	Eaton Corp. PLC	5,932
34,548	Emerson Electric Co.	1,926
2,226	Hubbell, Inc.	260
754	Regal-Beloit Corp.	52
5,572	Rockwell Automation, Inc.	749

		9,100

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components — 0.41%
1,725	Arrow Electronics, Inc. (a)	$123
2,394	Avnet, Inc.	114
58,264	Corning, Inc.	1,414
943	Dolby Laboratories, Inc., Class – A	43
1,591	Fitbit, Inc., Class – A (a)	12
770	FLIR Systems, Inc.	28
490	IPG Photonics Corp. (a)	48
1,054	Jabil Circuit, Inc.	25
16,409	Keysight Technologies, Inc. (a)	600
3,605	National Instruments Corp.	111
309	Trimble Navigation Ltd. (a)	9
72	Zebra Technologies Corp., Class – A (a)	6

		2,533

	Energy Equipment & Services — 3.13%
8,372	Baker Hughes, Inc.	544
1,238	Diamond Offshore Drilling, Inc. (a)	22
706	Dril-Quip, Inc. (a)	42
1,715	Ensco PLC, Class – A, ADR	16
4,290	FMC Technologies, Inc. (a)	152
1,847	Franks International NV	23
16,518	Halliburton Co.	893
69,776	Helmerich & Payne, Inc.	5,402
5,160	Nabors Industries Ltd.	85
7,118	National Oilwell Varco, Inc.	266
1,407	Noble Corp. PLC	8
31,406	Oceaneering International, Inc.	886
2,716	Patterson-UTI Energy, Inc.	73
720	Rowan Cos. PLC, Class – A (a)	14
1,107	RPC, Inc.	22
129,947	Schlumberger Ltd.	10,908
2,827	Superior Energy Services, Inc.	48
1,914	Transocean Ltd. (a)	28
17,044	Weatherford International PLC (a)	85

		19,517

	Equity Real Estate Investment Trusts — 2.98%
1,893	Alexandria Real Estate Equities, Inc.	210
3,334	American Campus Communities, Inc.	166
946	American Homes 4 Rent, Class – A	20
4,857	Apartment Investment & Management Co., Class – A	221
5,210	Apple Hospitality REIT, Inc.	104
4,509	AvalonBay Communities, Inc.	799
1,603	Boston Properties, Inc.	202
5,148	Brandywine Realty Trust	85
5,748	Brixmor Property Group, Inc.	140
2,809	Camden Property Trust	236
2,438	Care Capital Properties, Inc.	61
4,109	Columbia Property Trust, Inc.	89
2,947	Communications Sales & Leasing, Inc.	75
3,639	Corecivic, Inc.	89
2,678	Corporate Office Properties Trust	84
6,507	Crown Castle International Corp.	565
4,056	CubeSmart	109
1,366	CyrusOne, Inc.	61

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
2,181	DCT Industrial Trust, Inc.	$104
9,618	DDR Corp.	147
3,348	Digital Realty Trust, Inc.	329
3,346	Douglas Emmett, Inc.	122
8,146	Duke Realty Corp.	216
943	Empire State Realty Trust, Inc., Class – A	19
1,942	EPR Properties	139
1,357	Equity Commonwealth (a)	41
1,750	Equity Lifestyle Properties, Inc.	126
2,248	Equity One, Inc.	69
10,921	Equity Residential	703
1,961	Essex Property Trust, Inc.	456
2,976	Extra Space Storage, Inc.	230
1,514	Federal Realty Investment Trust	215
2,547	Forest City Realty Trust, Inc., Class – A	53
3,487	Gaming & Leisure Properties, Inc.	107
18,581	General Growth Properties, Inc.	464
13,024	HCP, Inc.	387
2,988	Healthcare Trust of America, Inc., Class – A	87
2,839	Highwoods Properties, Inc.	145
4,790	Hospitality Properties Trust	152
22,999	Host Hotels & Resorts, Inc.	433
4,985	Iron Mountain, Inc.	162
1,009	Kilroy Realty Corp.	74
13,111	Kimco Realty Corp.	330
1,978	Lamar Advertising Co., Class – A	133
4,277	Liberty Property Trust	169
1,269	Life Storage, Inc.	108
3,460	Mid-America Apartment Communities, Inc.	339
3,811	National Retail Properties, Inc.	168
1,984	NorthStar Realty Finance Corp.	30
6,288	OMEGA Healthcare Investors, Inc.	197
3,359	Outfront Media, Inc.	84
5,366	Paramount Group, Inc.	86
4,496	Piedmont Office Realty Trust, Inc., Class – A	94
15,994	Prologis, Inc.	844
3,485	Public Storage	779
543	Quality Care Properties (a)	8
3,523	Rayonier, Inc.	94
8,336	Realty Income Corp.	479
2,496	Regency Centers Corp.	172
7,232	Retail Properties of America, Inc., Class – A	111
7,665	Senior Housing Properties Trust	145
7,242	Simon Property Group, Inc.	1,288
3,102	SL Green Realty Corp.	334
13,002	Spirit Realty Capital, Inc.	141
4,539	Store Capital Corp.	112
1,917	Sun Communities, Inc.	147
2,607	Tanger Factory Outlet Centers, Inc.	93
1,393	Taubman Centers, Inc.	103
5,186	The Macerich Co.	367
8,552	UDR, Inc.	312
10,317	Ventas, Inc.	645

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
23,695	VEREIT, Inc.	$200
3,890	Vornado Realty Trust	406
3,715	Weingarten Realty Investors	133
11,884	Welltower, Inc.	795
22,676	Weyerhaeuser Co.	682
3,543	WP Carey, Inc.	209

		18,633

	Food & Staples Retailing — 1.88%
352	CVS Caremark Corp.	28
1,075	Sprouts Farmers Market, Inc. (a)	20
16,082	Sysco Corp.	890
172,989	The Kroger Co.	5,970
9,037	Walgreens Boots Alliance, Inc.	748
57,755	Wal-Mart Stores, Inc.	3,992
3,998	Whole Foods Market, Inc.	123

		11,771

	Food Products — 1.86%
70,316	Archer-Daniels-Midland Co.	3,211
6,894	Bunge Ltd.	498
7,212	Campbell Soup Co.	436
16,239	ConAgra Foods, Inc.	642
23,328	Flowers Foods, Inc.	466
22,266	General Mills, Inc.	1,375
4,957	Hershey Co.	513
1,804	Hormel Foods Corp.	63
529	Ingredion, Inc.	66
9,181	Kellogg Co.	677
170	Lamb Weston Holding, Inc. (a)	6
1,752	Mead Johnson Nutrition Co.	124
15,508	Mondelez International, Inc., Class – A	687
305	Pilgrim’s Pride Corp.	6
651	Pinnacle Foods, Inc.	35
155	Post Holdings, Inc. (a)	12
748	The Hain Celestial Group, Inc. (a)	29
4,450	The J.M. Smucker Co.	570
22,886	The Kraft Heinz Co.	1,999
213	TreeHouse Foods, Inc. (a)	15
2,594	Tyson Foods, Inc., Class – A	160

		11,590

	Gas Utilities — 0.05%
2,441	Atmos Energy Corp.	180
1,817	National Fuel Gas Co.	103
966	UGI Corp.	45

		328

	Health Care Equipment & Supplies — 0.64%
57,500	Abbott Laboratories	2,209
400	Alere, Inc. (a)	16
7,118	Baxter International, Inc.	316
8,148	Danaher Corp.	634
1,284	Dentsply Sirona, Inc.	74
25	Hill-Rom Holdings, Inc.	1
7,906	Medtronic PLC	563
479	St. Jude Medical, Inc.	38
201	Teleflex, Inc.	32

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
64	The Cooper Cos., Inc.	$11
886	Varian Medical Systems, Inc. (a)	80
486	Zimmer Holdings, Inc.	50

		4,024

	Health Care Providers & Services — 2.57%
274	Acadia Healthcare Co., Inc. (a)	9
27,782	Aetna, Inc.	3,445
3,525	Anthem, Inc.	507
1,050	Brookdale Senior Living, Inc. (a)	13
26,421	Cardinal Health, Inc.	1,902
247	Centene Corp. (a)	14
40,252	CIGNA Corp.	5,368
573	DaVita Healthcare Partners, Inc. (a)	37
198	Envision Healthcare Corp. (a)	13
418	Express Scripts Holding Co. (a)	29
557	HCA Holdings, Inc. (a)	41
56	Humana, Inc.	11
318	Laboratory Corp. of America Holdings (a)	41
583	LifePoint Hospitals, Inc. (a)	33
27,031	McKesson Corp.	3,796
159	MEDNAX, Inc. (a)	11
188	Premier, Inc., Class – A (a)	6
792	Quest Diagnostics, Inc.	73
3,419	UnitedHealth Group, Inc.	547
1,158	Universal Health Services, Inc., Class – B	123
416	WellCare Health Plans, Inc. (a)	57

		16,076

	Health Care Technology — 0.00%
1,068	Allscripts Healthcare Solutions, Inc. (a)	11

	Hotels, Restaurants & Leisure — 1.25%
779	Aramark	28
2,336	Brinker International, Inc.	116
21,674	Carnival Corp., Class – A	1,128
87	Choice Hotels International, Inc.	5
4,738	Darden Restaurants, Inc.	345
3,628	Dunkin’ Brands Group, Inc.	190
3,829	Extended Stay America, Inc.	62
6,379	Hilton Worldwide Holdings, Inc.	174
427	Hyatt Hotels Corp., Class – A (a)	24
538	International Game Technology PLC	14
12,214	Las Vegas Sands Corp.	651
444	Marriott International, Inc., Class – A	37
24,894	McDonald’s Corp.	3,029
2,412	MGM Resorts International (a)	70
813	Norwegian Cruise Line Holdings Ltd. (a)	35
6,815	Royal Caribbean Cruises Ltd.	559
2,386	Six Flags Entertainment Corp.	143
528	The Wendy’s Co.	7
4,515	Wyndham Worldwide Corp.	345
54	Wynn Resorts Ltd.	5
13,506	YUM! Brands, Inc.	854

		7,821

Shares	Security Description	Value (000)
	Household Durables — 0.23%
381	CalAtlantic Group, Inc.	$13
3,564	D.R. Horton, Inc.	97
3,748	Garmin Ltd.	182
209	Harman International Industries, Inc.	23
4,384	Leggett & Platt, Inc.	215
1,914	Lennar Corp., Class – A	82
29	Lennar Corp., Class – B	1
74	Mohawk Industries, Inc. (a)	15
1,370	PulteGroup, Inc.	25
1,678	Toll Brothers, Inc. (a)	52
2,153	Tupperware Brands Corp.	113
3,352	Whirlpool Corp.	610

		1,428

	Household Products — 1.66%
2,767	Church & Dwight Co., Inc.	122
43,955	Colgate-Palmolive Co.	2,876
3,005	Energizer Holdings, Inc.	134
14,531	Kimberly-Clark Corp.	1,658
252	Spectrum Brands Holdings, Inc.	31
6,250	The Clorox Co.	750
57,116	The Procter & Gamble Co.	4,803

		10,374

	Independent Power & Renewable Electricity Producers — 0.05%
3,833	Calpine Corp. (a)	44
1,779	NRG Energy, Inc., Class – C	22
19,017	The AES Corp.	221

		287

	Industrial Conglomerates — 1.81%
17,272	3M Co.	3,084
953	Carlisle Cos., Inc.	105
158,015	General Electric Co.	4,993
26,651	Honeywell International, Inc.	3,088
274	Roper Industries, Inc.	50

		11,320

	Insurance — 5.55%
22,091	Aflac, Inc.	1,538
249	Alleghany Corp. (a)	151
3,644	Allied World Assurance Co. Holdings AG	196
48,028	Allstate Corp.	3,560
385	American Financial Group, Inc.	34
134,336	American International Group, Inc.	8,774
53	American National Insurance Co.	7
8,324	AmTrust Financial Services, Inc.	228
642	Arch Capital Group Ltd. (a)	55
5,833	Arthur J. Gallagher & Co.	303
986	Aspen Insurance Holdings Ltd.	54
3,035	Assurant, Inc.	282
2,173	Assured Guaranty Ltd.	82
4,578	AXIS Capital Holdings Ltd.	299
619	Brown & Brown, Inc.	28
2,589	Chubb Limited	342
5,817	Cincinnati Financial Corp.	441
999	CNA Financial Corp.	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
1,070	Endurance Specialty Holdings Ltd.	$99
50	Erie Indemnity Co., Class – A	6
2,160	Everest Re Group Ltd.	468
57,197	First American Financial Corp.	2,095
136,143	FNF Group	4,623
696	Hanover Insurance Group, Inc.	63
6,403	Hartford Financial Services Group, Inc.	305
3,568	Lincoln National Corp.	236
4,730	Loews Corp.	222
77	Markel Corp. (a)	70
1,026	Mercury General Corp.	62
47,170	MetLife, Inc.	2,542
12,179	Old Republic International Corp.	231
14,609	Principal Financial Group, Inc.	845
1,876	ProAssurance Corp.	105
25,612	Prudential Financial, Inc.	2,665
1,048	Reinsurance Group of America	132
691	RenaissanceRe Holdings Ltd.	94
22,031	The Progressive Corp.	782
16,941	The Travelers Cos., Inc.	2,074
666	Torchmark Corp.	49
3,902	Unum Group	171
3,204	Validus Holdings Ltd.	176
539	W.R. Berkley Corp.	36
26	White Mountains Insurance Group Ltd.	22
1,040	XL Group Ltd.	39

		34,627

	Internet & Direct Marketing Retail — 0.01%
206	Liberty Expedia Holdings, Class – A (a)	8
1,100	Liberty Interactive Corp., QVC Group (a)	23
309	Liberty Ventures, Class – A (a)	11

		42

	Internet Software & Services — 0.05%
1,411	Akamai Technologies, Inc. (a)	94
69	CommerceHub, Inc., Series A (a)	1
121	CommerceHub, Inc., Series C (a)	2
89	InterActiveCorp (a)	6
17	Nutanix, Inc., Class – A (a)	—
165	Pandora Media, Inc. (a)	2
32	Twilio, Inc., Class – A (a)	1
437	Twitter, Inc. (a)	7
4,832	Yahoo!, Inc. (a)	187
108	Yelp, Inc. (a)	4
131	Zillow Group, Inc., Class – A (a)	5
185	Zillow Group, Inc., Class – C (a)	7

		316

	IT Services — 1.45%
830	Amdocs Ltd.	48
14,037	Automatic Data Processing, Inc.	1,443
59,666	Booz Allen Hamilton Holding Corp.	2,152
4,447	Cognizant Technology Solutions Corp. (a)	249
777	Computer Sciences Corp.	46
210	CoreLogic, Inc. (a)	8
783	Fidelity National Information Services, Inc.	59

Shares	Security Description	Value (000)
	IT Services (continued)
20,114	International Business Machines Corp.	$3,340
4,793	Leidos Holdings, Inc.	245
10,727	Paychex, Inc.	653
8,498	PayPal Holdings, Inc. (a)	335
22,565	Western Union Co.	490

		9,068

	Leisure Products — 0.24%
124	Brunswick Corp.	7
3,254	Hasbro, Inc.	253
11,975	Mattel, Inc.	330
10,775	Polaris Industries, Inc.^	887
286	Vista Outdoor, Inc. (a)	11

		1,488

	Life Sciences Tools & Services — 0.13%
5,270	Agilent Technologies, Inc.	241
362	Bio-Rad Laboratories, Inc., Class – A (a)	66
433	Bio-Techne Corp.	45
1,390	Bruker Biosciences Corp.	29
107	Patheon NV (a)	3
485	PerkinElmer, Inc.	25
1,283	QIAGEN NV (a)	36
164	Quintiles IMS Holdings, Inc. (a)	12
1,192	Thermo Electron Corp.	168
420	VWR Corp. (a)	11
932	Waters Corp. (a)	125

		761

	Machinery — 1.78%
1,155	AGCO Corp.	67
800	Allison Transmission Holdings, Inc.	27
22,114	Caterpillar, Inc.	2,050
1,635	Colfax Corp. (a)	59
805	Crane Co.	58
9,319	Cummins, Inc.	1,274
15,792	Deere & Co.	1,626
53	Donaldson Co., Inc.	2
8,293	Dover Corp.	621
1,709	Flowserve Corp.	82
4,541	Fortive Corp.	244
612	Graco, Inc.	51
28	IDEX Corp.	3
700	Ingersoll-Rand PLC	53
1,497	ITT, Inc.	58
131	Lincoln Electric Holdings, Inc.	10
484	Manitowoc Foodservice Inc. (a)	9
48,197	Oshkosh Corp.	3,113
5,631	PACCAR, Inc.	360
2,233	Parker Hannifin Corp.	313
7,059	Pentair PLC	395
752	Snap-on, Inc.	129
734	Stanley Black & Decker, Inc.	84
1,771	Terex Corp.	56
3,773	The Timken Co.	150
2,478	Trinity Industries, Inc.	69
580	WABCO Holdings, Inc. (a)	62
947	Wabtec Corp.	79

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
485	Xylem, Inc.	$24

		11,128

	Marine — 0.01%
897	Kirby Corp. (a)	60

	Media — 1.19%
453	AMC Networks, Inc. (a)	24
2,935	Cinemark Holdings, Inc.	113
114	Clear Channel Outdoor Holdings, Inc.	1
56,480	Comcast Corp., Class – A	3,899
1,124	Discovery Communications, Inc., Class – A (a)	31
1,780	Discovery Communications, Inc., Class – C (a)	48
2,093	Dish Network Corp. (a)	121
1,834	John Wiley & Sons, Inc., Class – A	100
146	Liberty Broadband, Class – A (a)	11
580	Liberty Broadband, Class – C (a)	43
514	Liberty SiriusXM Group, Class – A (a)	18
1,030	Liberty SiriusXM Group, Class – C (a)	35
124	Lions Gate Entertainment Corp., Class – A (a)	3
571	Lions Gate Entertainment Corp., Class – B (a)	14
329	Live Nation Entertainment, Inc. (a)	9
703	News Corp., Inc.	8
5,113	News Corp., Inc., Class – A	59
8,603	Omnicom Group, Inc.	732
49,669	Regal Entertainment Group, Class – A	1,023
621	Scripps Networks Interactive, Class – A	44
10,464	TEGNA, Inc.	224
14,357	The Interpublic Group of Cos., Inc.	336
99	The Madison Square Garden Co., Class – A (a)	17
1,506	Time Warner, Inc.	145
3,297	Tribune Media Co.	115
9,780	Twenty-First Century Fox, Inc.	274
622	Twenty-First Century Fox, Inc.	17
11	Viacom, Inc., Class – A	—
253	Viacom, Inc., Class – B	9

		7,473

	Metals & Mining — 0.25%
828	Alcoa Corp. (a)	23
1,724	Compass Minerals International, Inc.	135
5,798	Freeport-McMoRan Copper & Gold, Inc. (a)	76
2,967	Newmont Mining Corp.	101
13,755	Nucor Corp.	818
1,005	Reliance Steel & Aluminum Co.	80
342	Royal Gold, Inc.	22
300	Southern Copper Corp.	10
3,172	Steel Dynamics, Inc.	113
12,003	Tahoe Resources, Inc.	113
870	United States Steel Corp.	29

		1,520

	Mortgage Real Estate Investment Trusts — 0.15%
3,677	AGNC Investment Corp.	67
45,317	Annaly Capital Management, Inc.	451
2,082	Chimera Investment Corp.	35
16,094	MFA Financial, Inc.	123

Shares	Security Description	Value (000)
	Mortgage Real Estate Investment Trusts (continued)
10,619	Starwood Property Trust, Inc.	$233
3,848	Two Harbors Investment Corp.	34

		943

	Multiline Retail — 1.21%
391	Dillard’s, Inc., Class – A	25
56,844	Dollar General Corp.	4,209
1,745	J.C. Penney Co., Inc. (a)	15
10,804	Kohl’s Corp.	534
12,772	Macy’s, Inc.	457
4,644	Nordstrom, Inc.	223
28,629	Target Corp.	2,068

		7,531

	Multi-Utilities — 1.31%
5,376	Ameren Corp.	282
10,621	CenterPoint Energy, Inc.	262
6,640	CMS Energy Corp.	276
9,500	Consolidated Edison, Inc.	700
16,049	Dominion Resources, Inc.	1,229
4,310	DTE Energy Co.	425
4,286	MDU Resources Group, Inc.	123
117,523	NiSource, Inc.	2,603
15,143	Public Service Enterprise Group, Inc.	664
3,743	SCANA Corp.	274
6,243	Sempra Energy	628
2,052	Vectren Corp.	107
10,099	WEC Energy Group, Inc.	592

		8,165

	Oil, Gas & Consumable Fuels — 9.32%
3,148	Anadarko Petroleum Corp.	220
3,335	Antero Resources Corp. (a)	79
661	Apache Corp.	42
6,985	Cabot Oil & Gas Corp.	163
50,635	Canadian Natural Resources	1,614
1,120	Cheniere Energy, Inc. (a)	46
3,172	Chesapeake Energy Corp. (a)	22
45,137	Chevron Corp.	5,313
441	Cimarex Energy Co.	60
786	Concho Resources, Inc. (a)	104
57,321	ConocoPhillips	2,874
4,296	CONSOL Energy, Inc.	78
1,357	Continental Resources, Inc. (a)	70
86,462	Devon Energy Corp.	3,949
331	Diamondback Energy, Inc. (a)	33
1,815	Energen Corp. (a)	105
68,718	EOG Resources, Inc.	6,947
3,306	EQT Corp.	216
175	Extraction Oil & Gas, Inc. (a)	4
90,588	Exxon Mobil Corp.	8,177
2,362	Gulfport Energy Corp. (a)	51
108,415	Hess Corp.	6,753
8,940	HollyFrontier Corp.	293
89,499	Kinder Morgan, Inc.	1,854
3,282	Kosmos Energy Ltd. (a)	23
822	Laredo Petroleum, Inc. (a)	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
4,737	Marathon Oil Corp.	$82
29,255	Marathon Petroleum Corp.	1,473
8,361	Murphy Oil Corp.	260
833	Newfield Exploration Co. (a)	34
8,284	Noble Energy, Inc.	315
48,060	Occidental Petroleum Corp.	3,423
7,837	ONEOK, Inc.	450
836	Parsley Energy, Inc., Class – A (a)	29
4,857	PBF Energy, Inc., Class – A	135
25,009	Phillips 66	2,161
3,093	Pioneer Natural Resources Co.	557
4,387	QEP Resources, Inc. (a)	81
3,872	Range Resources Corp.	133
2,417	Rice Energy, Inc. (a)	52
1,301	SM Energy Co.	45
70,694	Southwestern Energy Co. (a)	765
37,535	Spectra Energy Corp.	1,542
8,352	Targa Resources Corp.	468
6,998	Tesoro Corp.	612
28,500	The Williams Cos., Inc.	887
27,677	Valero Energy Corp.	1,891
93,312	Western Refining, Inc.	3,532
1,157	Whiting Petroleum Corp. (a)	14
1,307	World Fuel Services Corp.	60
6,117	WPX Energy, Inc. (a)	89

		58,192

	Paper & Forest Products — 0.02%
3,145	Domtar Corp.	123

	Personal Products — 0.07%
2,877	Coty, Inc., Class – A	53
963	Edgewell Personal Care Co. (a)	70
2,914	Nu Skin Enterprises, Inc., Class – A	139
2,223	The Estee Lauder Cos., Inc., Class – A	170

		432

	Pharmaceuticals — 4.03%
1,007	Akorn, Inc. (a)	22
795	Allergan PLC (a)	167
52,323	Bristol-Myers Squibb Co.	3,058
31,386	Eli Lilly & Co.	2,308
1,157	ENDO International PLC (a)	19
44,196	Johnson & Johnson	5,092
1,697	Mallinckrodt PLC (a)	85
74,732	Merck & Co., Inc.	4,399
6,758	Mylan NV (a)	258
2,393	Perrigo Co. PLC	199
214,630	Pfizer, Inc.	6,971
71,861	Teva Pharmaceutical Industries Ltd., ADR	2,605

		25,183

	Professional Services — 0.13%
952	ManpowerGroup, Inc.	85
12,980	Nielsen Holdings PLC	544
975	Robert Half International, Inc.	48
379	The Dun & Bradstreet Corp.	46

Shares	Security Description	Value (000)
	Professional Services (continued)
1,291	Versik Analytics, Inc., Class – A (a)	$104

		827

	Real Estate Management & Development — 0.03%
1,628	CBRE Group, Inc., Class – A (a)	51
401	Howard Hughes Corp. (a)	46
487	Jones Lang LaSalle, Inc.	49
1,614	Realogy Holdings Corp.	42

		188

	Road & Rail — 0.90%
17	AMERCO, Inc.	6
16,258	CSX Corp.	584
957	Genesee & Wyoming, Inc., Class – A (a)	66
334	Hertz Global Holdings, Inc. (a)	7
604	Kansas City Southern	51
478	Landstar System, Inc.	41
10,606	Norfolk Southern Corp.	1,146
147	Old Dominion Freight Line, Inc. (a)	13
2,717	Ryder System, Inc.	202
33,903	Union Pacific Corp.	3,516

		5,632

	Semiconductors & Semiconductor Equipment — 3.47%
10,691	Analog Devices, Inc.	776
1,748	Applied Materials, Inc.	56
364	Cree, Inc. (a)	10
13,068	Cypress Semiconductor Corp.	149
1,327	First Solar, Inc. (a)	43
317,485	Intel Corp.	11,516
4,658	KLA-Tencor Corp.	366
2,180	Lam Research Corp.	230
710	Linear Technology Corp.	44
2,268	Marvell Technology Group Ltd.	31
8,973	Maxim Integrated Products, Inc.	346
18,938	Micron Technology, Inc. (a)	415
7,330	ON Semiconductor Corp. (a)	94
649	Qorvo, Inc. (a)	34
61,703	Qualcomm, Inc.	4,023
2,532	Skyworks Solutions, Inc.	189
543	SunPower Corp. (a)	4
3,670	Teradyne, Inc.	93
36,290	Texas Instruments, Inc.	2,648
132	Versum Materials, Inc. (a)	4
10,366	Xilinx, Inc.	626

		21,697

	Software — 2.11%
367	ANSYS, Inc. (a)	34
220	Autodesk, Inc. (a)	16
12,548	CA, Inc.	399
2,147	Cadence Design Systems, Inc. (a)	54
1,086	Dell Technologies, Inc., Class – V (a)	60
670	FireEye, Inc. (a)	8
49,498	Microsoft Corp.	3,076
396	Nuance Communications, Inc. (a)	6
240,172	Oracle Corp.	9,234
362	PTC, Inc. (a)	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
72	SS&C Technologies Holdings, Inc.	$2
2,943	Symantec Corp.	70
1,858	Synopsys, Inc. (a)	109
910	VMware, Inc., Class – A (a)	72
4,382	Zynga, Inc. (a)	11

		13,168

	Specialty Retail — 0.80%
226	AutoNation, Inc. (a)	11
2,934	Bed Bath & Beyond, Inc.	119
15,879	Best Buy Co., Inc.	678
18,004	Burlington Stores, Inc. (a)	1,526
249	Cabela’s, Inc., Class – A (a)	15
420	CST Brands, Inc.	20
1,346	Dick’s Sporting Goods, Inc.	71
2,097	Foot Locker, Inc.	149
12,837	GameStop Corp., Class – A	324
13,488	Gap, Inc.	303
8,888	L Brands, Inc.	585
181	Michaels Cos., Inc. The (a)	4
86	Murphy USA, Inc. (a)	5
2,257	Penske Automotive Group, Inc.	117
48	Signet Jewelers Ltd.	5
37,659	Staples, Inc.	341
6,262	Tiffany & Co.	485
1,409	Urban Outfitters, Inc. (a)	40
4,554	Williams-Sonoma, Inc.	220

		5,018

	Technology Hardware, Storage & Peripherals — 2.87%
9,015	Apple, Inc.	1,044
189,332	Hewlett Packard Enterprise Co.	4,381
336,635	HP, Inc.	4,995
43,688	NCR Corp. (a)	1,772
5,432	NetApp, Inc.	192
15,199	Western Digital Corp.	1,033
517,735	Xerox Corp.	4,520

		17,937

	Textiles, Apparel & Luxury Goods — 0.25%
10,505	Coach, Inc.	368
1,459	Michael Kors Holdings Ltd. (a)	63
1,117	PVH Corp.	101
763	Ralph Lauren Corp.	69
18,411	V.F. Corp.	982

		1,583

	Thrifts & Mortgage Finance — 0.06%
21,893	New York Community Bancorp, Inc.	349
2,013	TFS Financial Corp.	38

		387

	Tobacco — 2.29%
129,674	Altria Group, Inc.	8,769
44,336	Philip Morris International, Inc.	4,056
26,949	Reynolds American, Inc.	1,510

		14,335

Shares or Principal Amount (000)	Security Description	Value (000)
	Trading Companies & Distributors — 0.16%
1,365	Air Lease Corp.	$47
9,634	Fastenal Co.	452
2,282	HD Supply Holdings, Inc. (a)	97
410	Herc Holdings, Inc. (a)	16
678	MSC Industrial Direct Co., Inc., Class – A	63
1,081	United Rentals, Inc. (a)	114
937	Watsco, Inc.	139
750	WESCO International, Inc. (a)	50

		978

	Transportation Infrastructure — 0.06%
4,799	Macquarie Infrastructure Corp.	392

	Water Utilities — 0.03%
996	American Water Works Co., Inc.	72
4,538	Aqua America, Inc.	136

		208

	Wireless Telecommunication Services — 1.28%
15,115	Sprint Nextel Corp. (a)	127
1,889	Telephone & Data Systems, Inc.	55
135,977	T-Mobile US, Inc. (a)	7,820
115	US Cellular Corp. (a)	5

		8,007

	Total Common Stocks	597,766

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc. (Casa Ley)* (a)	11
11,130	Safeway, Inc. (PDC)* (a)	1

	Total Contingent Rights	12

	U.S. Treasury Obligation — 0.00%
$12	U.S. Treasury Bill, 0.48%, 3/16/17 (b)	12

	Total U.S. Treasury Obligation	12

	Time Deposit — 0.04%
252	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	252

	Total Time Deposit	252

	Exchange-Traded Fund — 0.27%
54,392	Real Estate Select Sector SPDR Fund	1,673

	Total Exchange-Traded Fund	1,673

	Mutual Funds — 4.17%
1,807,358	Dreyfus Treasury Prime Cash Management, 0.31% (c)	1,807
592,365	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^ (c)	592
100,475	State Street Institutional Treasury Money Market Fund, 0.35% (c)	100
23,545,701	State Street Institutional Treasury Plus Money Market Fund, 0.35% (c)	23,547

	Total Mutual Funds	26,046

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.05%
$287	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $287,449 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $293,184)^^	$287

	Total Repurchase Agreement	287

	Total Investments (cost $526,265) — 100.22%	626,048
	Liabilities in excess of other assets — (0.22)%	(1,366)

	Net Assets — 100.00%	$624,682

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $873 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	36.00%	49.82%	9.87%	—	—	95.69%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.04%	—	—	—	—	0.04%
Exchange-Traded Fund	—	—	—	0.27%	—	0.27%
Mutual Funds	—	0.46%	0.02%	1.67%	2.02%	4.17%
Repurchase Agreement	—	0.05%	—	—	—	0.05%
Other Assets (Liabilities)	0.00%	-0.22%	0.02%	-0.02%	0.00%	-0.22%

Total Net Assets	36.04%	50.11%	9.91%	1.92%	2.02%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
31	E-Mini S&P 500 Future	$3,466	3/17/17	$(8)
5	E-Mini S&P Midcap 400 Future	830	3/17/17	(11)

	Net Unrealized Appreciation/(Depreciation)			$(19)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.78%
	Aerospace & Defense — 2.40%
3,236	Arconic, Inc.	$60
1,058	General Dynamics Corp.	183
1,496	Hexcel Corp.	77
827	Huntington Ingalls Industries, Inc.	152
53,428	L-3 Communications Holdings, Inc.	8,127
7,334	Lockheed Martin Corp.	1,833
432	Orbital ATK, Inc.	38
1,363	Raytheon Co.	194
2,147	Rockwell Collins, Inc.	199
2,554	Spirit Aerosystems Holdings, Inc., Class – A	149
5,847	Textron, Inc.	284
18,185	The Boeing Co.	2,831
30,734	United Technologies Corp.	3,369

		17,496

	Air Freight & Logistics — 0.33%
4,070	C.H. Robinson Worldwide, Inc.	298
401	Expeditors International of Washington, Inc.	21
18,374	United Parcel Service, Inc., Class – B	2,107

		2,426

	Airlines — 1.28%
2,269	Alaska Air Group, Inc.	201
3,936	American Airlines Group, Inc.	184
1,114	Copa Holdings SA, Class – A	101
159,918	Delta Air Lines, Inc.	7,867
8,081	JetBlue Airways Corp. (a)	181
11,316	Southwest Airlines Co.	564
1,778	Spirit Airlines, Inc. (a)	103
2,362	United Continental Holdings, Inc. (a)	172

		9,373

	Auto Components — 1.57%
536	Adient PLC (a)	31
1,408	BorgWarner, Inc.	56
758	Gentex Corp.	15
1,962	Goodyear Tire & Rubber Co.	61
36,374	Lear Corp.	4,814
148,687	Magna International, Inc., ADR	6,452

		11,429

	Automobiles — 0.93%
309,507	Ford Motor Co.	3,754
75,825	General Motors Co.	2,642
6,382	Harley-Davidson, Inc.	372
54	Tesla Motors, Inc. (a)	12

		6,780

	Banks — 9.06%
4,142	Associated Banc-Corp.	102
805,755	Bank of America Corp.	17,807
1,268	Bank of Hawaii Corp.	112
5,226	BankUnited, Inc.	197
44,517	BB&T Corp.	2,093
1,343	BOK Financial Corp.	112
5,704	CIT Group, Inc.	243
46,965	Citigroup, Inc.	2,791
2,294	Citizens Financial Group, Inc.	82

Shares	Security Description	Value (000)
	Banks (continued)
72,448	Comerica, Inc.	$4,934
645	Commerce Bancshares, Inc.	37
2,874	Cullen/Frost Bankers, Inc.	254
4,084	East West Bancorp, Inc.	208
21,707	Fifth Third Bancorp	585
176	First Hawaiian, Inc.	6
1,708	First Horizon National Corp.	34
215	First Republic Bank	20
7,908	Huntington Bancshares, Inc.	105
78,281	JPMorgan Chase & Co.	6,755
30,461	KeyCorp	557
4,251	M&T Bank Corp.	665
6,378	PacWest Bancorp	347
10,523	People’s United Financial, Inc.	204
14,041	PNC Financial Services Group, Inc.	1,642
2,831	Popular, Inc.	124
35,817	Regions Financial Corp.	514
1,272	Signature Bank (a)	191
14,340	SunTrust Banks, Inc.	787
1,183	SVB Financial Group (a)	203
920	Synovus Financial Corp.	38
4,393	TCF Financial Corp.	86
82,945	U.S. BanCorp	4,261
356,110	Wells Fargo & Co.	19,625
306	Western Alliance Bancorp (a)	15
5,698	Zions BanCorp.	245

		65,981

	Beverages — 1.00%
64	Brown-Forman Corp., Class – A	3
1,782	Brown-Forman Corp., Class – B	80
6,045	Dr. Pepper Snapple Group, Inc.	548
1,263	Molson Coors Brewing Co., Class – B	123
4,014	Monster Beverage Corp. (a)	178
27,650	PepsiCo, Inc.	2,893
82,759	The Coca-Cola Co.	3,431

		7,256

	Biotechnology — 2.27%
43,972	AbbVie, Inc.	2,754
81	Alnylam Pharmaceuticals, Inc. (a)	3
23,683	Amgen, Inc.	3,463
2,894	Biogen Idec, Inc. (a)	821
130,559	Gilead Sciences, Inc.	9,348
923	Intrexon Corp. (a)	22
109	Juno Therapeutics, Inc. (a)	2
387	OPKO Health, Inc. (a)	4
997	United Therapeutics Corp. (a)	143

		16,560

	Building Products — 0.06%
350	Armstrong World Industries, Inc. (a)	15
5,329	Johnson Controls International PLC	220
35	Lennox International, Inc.	5
865	Masco Corp.	27
2,696	Owens Corning, Inc.	139
2,066	USG Corp. (a)	60

		466

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets — 1.67%
59	Affiliated Managers Group, Inc. (a)	$9
6,966	Ameriprise Financial, Inc.	773
1,065	Artisan Partners Asset Management, Inc., Class – A	32
4,533	BlackRock, Inc., Class – A	1,725
2,496	CME Group, Inc.	288
153	Donnelley Financial Solutions, Inc. (a)	4
2,055	E*Trade Financial Corp. (a)	71
3,413	Eaton Vance Corp.	143
2,825	Federated Investors, Inc., Class – B	80
10,219	Franklin Resources, Inc.	404
9,793	Goldman Sachs Group, Inc.	2,345
420	Interactive Brokers Group, Inc., Class – A	15
2,255	IntercontinentalExchange Group, Inc.	127
17,180	Invesco Ltd.	522
7,477	Lazard Ltd., Class – A	307
11,083	Legg Mason, Inc.	331
3,251	LPL Financial Holdings, Inc.	114
134	Moody’s Corp.	13
40,451	Morgan Stanley	1,709
5,825	Northern Trust Corp.	519
5,429	NorthStar Asset Management Group, Inc.	81
930	Raymond James Financial, Inc.	64
11,241	State Street Corp.	874
13,334	T. Rowe Price Group, Inc.	1,004
208	TD Ameritrade Holding Corp.	9
1,763	The Charles Schwab Corp.	70
826	The NASDAQ OMX Group, Inc.	55
11,572	Thomson Reuters Corp.	507

		12,195

	Chemicals — 2.22%
6,604	Air Products & Chemicals, Inc.	950
825	Albemarle Corp.	71
458	Ashland Global Holdings, Inc.	50
3,137	Cabot Corp.	159
2,916	Celanese Corp., Series A	230
181,909	CF Industries Holdings, Inc.	5,725
7,867	Eastman Chemical Co.	592
197	FMC Corp.	11
9,861	Huntsman Corp.	188
17,467	LyondellBasell Industries NV, Class – A	1,497
1,127	Monsanto Co.	119
5	NewMarket Corp.	2
1,471	Platform Specialty Products Corp. (a)	14
23,244	Praxair, Inc.	2,724
55,010	The Dow Chemical Co.	3,148
17,267	The Mosaic Co.	506
1,251	The Scotts Miracle-Gro Co.	120
318	Valvoline, Inc.	7
236	W.R. Grace & Co.	16
773	Westlake Chemical Corp.	43

		16,172

	Commercial Services & Supplies — 0.25%
360	Clean Harbors, Inc. (a)	20

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
1,142	Copart, Inc. (a)	$63
6,117	Covanta Holding Corp.	95
4,368	KAR Auction Services, Inc.	186
155	LSC Communications, Inc.	5
8,896	Pitney Bowes, Inc.	135
7,879	Republic Services, Inc., Class – A	449
2,067	RR Donnelley & Sons Co.	34
38	Stericycle, Inc. (a)	3
12,149	Waste Management, Inc.	862

		1,852

	Communications Equipment — 1.64%
1,081	Arris International PLC (a)	33
11,842	Brocade Communications Systems, Inc.	148
158,083	Cisco Systems, Inc.	4,778
340	EchoStar Corp., Class – A (a)	17
918	Harris Corp.	94
9,879	Juniper Networks, Inc.	279
7,143	Motorola Solutions, Inc.	592
1,257,492	Nokia Corp., ADR	6,049

		11,990

	Construction & Engineering — 0.08%
1,124	AECOM Technology Corp. (a)	41
775	Chicago Bridge & Iron Co.	25
3,353	Fluor Corp.	176
2,893	Jacobs Engineering Group, Inc. (a)	165
3,237	KBR, Inc.	54
3,126	Quanta Services, Inc. (a)	109
406	Valmont Industries, Inc.	57

		627

	Construction Materials — 0.01%
607	Eagle Materials, Inc., Class – A	60
48	Martin Marietta Materials, Inc.	11
74	Vulcan Materials Co.	9

		80

	Consumer Finance — 2.95%
3,271	Ally Financial, Inc.	62
22,707	American Express Co.	1,682
73,680	Capital One Financial Corp.	6,429
10,670	Discover Financial Services	769
20,499	Navient Corp.	337
83,242	OneMain Holdings, Inc. (a)	1,843
2,923	Santander Consumer USA Holdings, Inc. (a)	39
11,836	SLM Corp. (a)	130
281,182	Synchrony Financial	10,199

		21,490

	Containers & Packaging — 0.33%
343	AptarGroup, Inc.	25
41	Avery Dennison Corp.	3
3,510	Bemis Co., Inc.	168
1,791	Crown Holdings, Inc. (a)	94
10,567	Graphic Packaging Holding Co.	132
15,107	International Paper Co.	802
4,117	Packaging Corp. of America	349
3,307	Sonoco Products Co.	174

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
12,913	WestRock Co.	$656

		2,403

	Distributors — 0.06%
4,849	Genuine Parts Co.	463

	Diversified Consumer Services — 0.03%
33	Graham Holdings Co.	17
8,626	H&R Block, Inc.	198

		215

	Diversified Financial Services — 0.51%
21,976	Berkshire Hathaway, Inc., Class – B (a)	3,582
2,425	Leucadia National Corp.	56
1,508	Voya Financial, Inc.	59

		3,697

	Diversified Telecommunication Services — 2.50%
268,996	AT&T, Inc.	11,441
39,998	CenturyLink, Inc.	951
34,070	Frontier Communications Corp.	115
8,307	Level 3 Communications, Inc. (a)	468
3,009	SBA Communications Corp., Class – A (a)	311
90,996	Verizon Communications, Inc.	4,857
3,440	Zayo Group Holdings, Inc. (a)	113

		18,256

	Electric Utilities — 4.20%
5,552	Alliant Energy Corp.	210
85,629	American Electric Power, Inc.	5,392
1,297	Avangrid, Inc.	49
23,123	Duke Energy Corp.	1,795
111,300	Edison International	8,013
5,871	Entergy Corp.	431
10,734	Eversource Energy	593
138,052	Exelon Corp.	4,899
13,489	FirstEnergy Corp.	418
6,516	Great Plains Energy, Inc.	178
3,221	Hawaiian Electric Industries, Inc.	107
15,470	NextEra Energy, Inc.	1,848
6,673	OGE Energy Corp.	223
10,959	PG&E Corp.	666
3,440	Pinnacle West Capital Corp.	268
63,139	Portland General Electric Co.	2,736
16,809	PPL Corp.	572
31,663	The Southern Co.	1,558
3,040	Westar Energy, Inc.	171
12,628	Xcel Energy, Inc.	514

		30,641

	Electrical Equipment — 1.54%
5,234	AMETEK, Inc.	254
115,597	Eaton Corp. PLC	7,756
36,555	Emerson Electric Co.	2,038
2,031	Hubbell, Inc.	237
1,075	Regal-Beloit Corp.	74
5,883	Rockwell Automation, Inc.	791

		11,150

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components — 0.32%
2,465	Arrow Electronics, Inc. (a)	$175
3,417	Avnet, Inc.	163
62,581	Corning, Inc.	1,518
1,348	Dolby Laboratories, Inc., Class – A	61
2,552	Fitbit, Inc., Class – A (a)	19
1,014	FLIR Systems, Inc.	37
719	IPG Photonics Corp. (a)	71
1,387	Jabil Circuit, Inc.	33
4,610	Keysight Technologies, Inc. (a)	169
3,232	National Instruments Corp.	100
399	Trimble Navigation Ltd. (a)	12
74	Zebra Technologies Corp., Class – A (a)	6

		2,364

	Energy Equipment & Services — 3.45%
12,029	Baker Hughes, Inc.	782
1,764	Diamond Offshore Drilling, Inc. (a)	31
1,007	Dril-Quip, Inc. (a)	60
2,252	Ensco PLC, Class – A, ADR	22
6,130	FMC Technologies, Inc. (a)	218
1,910	Franks International NV	24
23,625	Halliburton Co.	1,278
94,681	Helmerich & Payne, Inc.	7,329
7,462	Nabors Industries Ltd.	122
10,173	National Oilwell Varco, Inc.	381
1,841	Noble Corp. PLC	11
28,977	Oceaneering International, Inc.	817
3,879	Patterson-UTI Energy, Inc.	104
945	Rowan Cos. PLC, Class – A (a)	18
1,577	RPC, Inc.	31
163,249	Schlumberger Ltd.	13,704
4,035	Superior Energy Services, Inc.	68
2,684	Transocean Ltd. (a)	40
24,399	Weatherford International PLC (a)	121

		25,161

	Equity Real Estate Investment Trusts — 2.63%
1,852	Alexandria Real Estate Equities, Inc.	206
3,280	American Campus Communities, Inc.	163
1,237	American Homes 4 Rent, Class – A	26
5,207	Apartment Investment & Management Co., Class – A	237
5,576	Apple Hospitality REIT, Inc.	111
4,845	AvalonBay Communities, Inc.	859
2,215	Boston Properties, Inc.	279
5,559	Brandywine Realty Trust	92
6,190	Brixmor Property Group, Inc.	151
2,987	Camden Property Trust	251
2,624	Care Capital Properties, Inc.	66
4,357	Columbia Property Trust, Inc.	94
2,918	Communications Sales & Leasing, Inc.	74
3,914	Corecivic, Inc.	96
2,919	Corporate Office Properties Trust	91
5,895	Crown Castle International Corp.	512
3,751	CubeSmart	100
1,278	CyrusOne, Inc.	57

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
2,159	DCT Industrial Trust, Inc.	$103
10,308	DDR Corp.	157
3,117	Digital Realty Trust, Inc.	306
3,311	Douglas Emmett, Inc.	121
8,078	Duke Realty Corp.	215
1,355	Empire State Realty Trust, Inc., Class – A	27
2,091	EPR Properties	150
1,893	Equity Commonwealth (a)	57
1,559	Equity Lifestyle Properties, Inc.	112
2,222	Equity One, Inc.	68
11,816	Equity Residential	760
2,055	Essex Property Trust, Inc.	478
2,652	Extra Space Storage, Inc.	205
1,349	Federal Realty Investment Trust	192
3,554	Forest City Realty Trust, Inc., Class – A	74
3,106	Gaming & Leisure Properties, Inc.	95
19,852	General Growth Properties, Inc.	496
12,715	HCP, Inc.	378
2,749	Healthcare Trust of America, Inc., Class – A	80
3,068	Highwoods Properties, Inc.	156
5,138	Hospitality Properties Trust	163
24,641	Host Hotels & Resorts, Inc.	464
4,441	Iron Mountain, Inc.	144
1,407	Kilroy Realty Corp.	103
13,962	Kimco Realty Corp.	351
2,034	Lamar Advertising Co., Class – A	137
4,638	Liberty Property Trust	183
1,322	Life Storage, Inc.	113
3,718	Mid-America Apartment Communities, Inc.	364
3,733	National Retail Properties, Inc.	165
2,762	NorthStar Realty Finance Corp.	42
6,457	OMEGA Healthcare Investors, Inc.	202
3,270	Outfront Media, Inc.	81
5,796	Paramount Group, Inc.	93
4,825	Piedmont Office Realty Trust, Inc., Class – A	101
17,250	Prologis, Inc.	912
3,105	Public Storage	694
711	Quality Care Properties (a)	11
3,834	Rayonier, Inc.	102
8,918	Realty Income Corp.	513
2,426	Regency Centers Corp.	167
7,789	Retail Properties of America, Inc., Class – A	119
8,088	Senior Housing Properties Trust	153
6,519	Simon Property Group, Inc.	1,159
3,311	SL Green Realty Corp.	356
12,720	Spirit Realty Capital, Inc.	138
4,903	Store Capital Corp.	121
2,072	Sun Communities, Inc.	159
2,708	Tanger Factory Outlet Centers, Inc.	97
1,312	Taubman Centers, Inc.	97
5,436	The Macerich Co.	385
9,114	UDR, Inc.	332
10,889	Ventas, Inc.	681

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
23,406	VEREIT, Inc.	$198
3,873	Vornado Realty Trust	404
3,971	Weingarten Realty Investors	142
12,665	Welltower, Inc.	848
24,564	Weyerhaeuser Co.	739
3,741	WP Carey, Inc.	221

		19,149

	Food & Staples Retailing — 1.96%
462	CVS Caremark Corp.	36
1,589	Sprouts Farmers Market, Inc. (a)	30
14,327	Sysco Corp.	793
235,821	The Kroger Co.	8,139
12,798	Walgreens Boots Alliance, Inc.	1,059
58,536	Wal-Mart Stores, Inc.	4,046
5,663	Whole Foods Market, Inc.	174

		14,277

	Food Products — 1.56%
66,077	Archer-Daniels-Midland Co.	3,017
6,926	Bunge Ltd.	500
7,060	Campbell Soup Co.	427
14,684	ConAgra Foods, Inc.	581
21,524	Flowers Foods, Inc.	430
19,837	General Mills, Inc.	1,225
4,416	Hershey Co.	457
2,627	Hormel Foods Corp.	91
760	Ingredion, Inc.	95
8,225	Kellogg Co.	606
284	Lamb Weston Holding, Inc. (a)	11
2,477	Mead Johnson Nutrition Co.	175
21,594	Mondelez International, Inc., Class – A	957
391	Pilgrim’s Pride Corp.	7
853	Pinnacle Foods, Inc.	46
203	Post Holdings, Inc. (a)	16
1,080	The Hain Celestial Group, Inc. (a)	42
4,240	The J.M. Smucker Co.	543
21,595	The Kraft Heinz Co.	1,886
281	TreeHouse Foods, Inc. (a)	20
3,690	Tyson Foods, Inc., Class – A	228

		11,360

	Gas Utilities — 0.05%
2,414	Atmos Energy Corp.	179
1,794	National Fuel Gas Co.	102
1,268	UGI Corp.	58

		339

	Health Care Equipment & Supplies — 0.63%
54,726	Abbott Laboratories	2,101
525	Alere, Inc. (a)	20
10,117	Baxter International, Inc.	449
11,662	Danaher Corp.	907
1,689	Dentsply Sirona, Inc.	98
66	Hill-Rom Holdings, Inc.	4
10,422	Medtronic PLC	742
629	St. Jude Medical, Inc.	50
264	Teleflex, Inc.	43

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
80	The Cooper Cos., Inc.	$14
1,309	Varian Medical Systems, Inc. (a)	118
638	Zimmer Holdings, Inc.	66

		4,612

	Health Care Providers & Services — 2.98%
360	Acadia Healthcare Co., Inc. (a)	12
43,181	Aetna, Inc.	5,355
5,060	Anthem, Inc.	727
1,379	Brookdale Senior Living, Inc. (a)	17
23,594	Cardinal Health, Inc.	1,698
331	Centene Corp. (a)	19
53,217	CIGNA Corp.	7,098
751	DaVita Healthcare Partners, Inc. (a)	48
259	Envision Healthcare Corp. (a)	16
548	Express Scripts Holding Co. (a)	38
732	HCA Holdings, Inc. (a)	54
66	Humana, Inc.	13
417	Laboratory Corp. of America Holdings (a)	54
825	LifePoint Hospitals, Inc. (a)	47
38,274	McKesson Corp.	5,376
205	MEDNAX, Inc. (a)	14
245	Premier, Inc., Class – A (a)	7
1,042	Quest Diagnostics, Inc.	96
5,050	UnitedHealth Group, Inc.	808
1,650	Universal Health Services, Inc., Class – B	176
598	WellCare Health Plans, Inc. (a)	82

		21,755

	Health Care Technology — 0.00%
1,401	Allscripts Healthcare Solutions, Inc. (a)	14

	Hotels, Restaurants & Leisure — 1.03%
1,021	Aramark	36
2,081	Brinker International, Inc.	103
22,959	Carnival Corp., Class – A	1,195
84	Choice Hotels International, Inc.	5
4,993	Darden Restaurants, Inc.	364
3,232	Dunkin’ Brands Group, Inc.	169
4,040	Extended Stay America, Inc.	65
9,451	Hilton Worldwide Holdings, Inc.	257
603	Hyatt Hotels Corp., Class – A (a)	33
701	International Game Technology PLC	18
10,882	Las Vegas Sands Corp.	582
583	Marriott International, Inc., Class – A	48
22,177	McDonald’s Corp.	2,700
3,173	MGM Resorts International (a)	91
1,066	Norwegian Cruise Line Holdings Ltd. (a)	45
6,471	Royal Caribbean Cruises Ltd.	531
2,126	Six Flags Entertainment Corp.	127
690	The Wendy’s Co.	9
4,022	Wyndham Worldwide Corp.	307
69	Wynn Resorts Ltd.	6
12,032	YUM! Brands, Inc.	763

		7,454

Shares	Security Description	Value (000)
	Household Durables — 0.20%
491	CalAtlantic Group, Inc.	$17
5,120	D.R. Horton, Inc.	140
3,613	Garmin Ltd.	175
281	Harman International Industries, Inc.	31
3,906	Leggett & Platt, Inc.	191
2,744	Lennar Corp., Class – A	118
91	Lennar Corp., Class – B	3
96	Mohawk Industries, Inc. (a)	19
1,794	PulteGroup, Inc.	33
2,402	Toll Brothers, Inc. (a)	74
1,919	Tupperware Brands Corp.	101
3,146	Whirlpool Corp.	572

		1,474

	Household Products — 1.47%
4,089	Church & Dwight Co., Inc.	181
45,167	Colgate-Palmolive Co.	2,956
3,161	Energizer Holdings, Inc.	141
13,072	Kimberly-Clark Corp.	1,492
371	Spectrum Brands Holdings, Inc.	45
6,393	The Clorox Co.	767
60,728	The Procter & Gamble Co.	5,106

		10,688

	Independent Power & Renewable Electricity Producers — 0.04%
5,337	Calpine Corp. (a)	61
2,339	NRG Energy, Inc., Class – C	29
20,452	The AES Corp.	237

		327

	Industrial Conglomerates — 1.52%
15,387	3M Co.	2,748
1,366	Carlisle Cos., Inc.	151
169,690	General Electric Co.	5,361
23,743	Honeywell International, Inc.	2,751
360	Roper Industries, Inc.	66

		11,077

	Insurance — 5.87%
23,272	Aflac, Inc.	1,620
352	Alleghany Corp. (a)	214
3,455	Allied World Assurance Co. Holdings AG	186
60,599	Allstate Corp.	4,491
505	American Financial Group, Inc.	45
179,001	American International Group, Inc.	11,690
67	American National Insurance Co.	8
8,143	AmTrust Financial Services, Inc.	223
844	Arch Capital Group Ltd. (a)	73
5,327	Arthur J. Gallagher & Co.	277
1,403	Aspen Insurance Holdings Ltd.	77
2,851	Assurant, Inc.	265
3,090	Assured Guaranty Ltd.	117
4,866	AXIS Capital Holdings Ltd.	318
810	Brown & Brown, Inc.	36
3,409	Chubb Limited	450
5,538	Cincinnati Financial Corp.	420
953	CNA Financial Corp.	40
1,520	Endurance Specialty Holdings Ltd.	140

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
51	Erie Indemnity Co., Class – A	$6
2,294	Everest Re Group Ltd.	497
76,744	First American Financial Corp.	2,810
200,288	FNF Group	6,801
989	Hanover Insurance Group, Inc.	90
9,107	Hartford Financial Services Group, Inc.	434
5,101	Lincoln National Corp.	338
6,611	Loews Corp.	310
102	Markel Corp. (a)	92
892	Mercury General Corp.	54
50,331	MetLife, Inc.	2,712
12,942	Old Republic International Corp.	246
15,401	Principal Financial Group, Inc.	891
1,830	ProAssurance Corp.	103
26,643	Prudential Financial, Inc.	2,772
1,489	Reinsurance Group of America	187
981	RenaissanceRe Holdings Ltd.	134
20,876	The Progressive Corp.	741
17,692	The Travelers Cos., Inc.	2,166
876	Torchmark Corp.	65
5,546	Unum Group	244
3,515	Validus Holdings Ltd.	193
708	W.R. Berkley Corp.	47
36	White Mountains Insurance Group Ltd.	30
1,365	XL Group Ltd.	51

		42,704

	Internet & Direct Marketing Retail — 0.01%
242	Liberty Expedia Holdings, Class – A (a)	10
1,439	Liberty Interactive Corp., QVC Group (a)	29
363	Liberty Ventures, Class – A (a)	13

		52

	Internet Software & Services — 0.06%
2,063	Akamai Technologies, Inc. (a)	138
211	CommerceHub, Inc., Series A (a)	3
297	CommerceHub, Inc., Series C (a)	4
117	InterActiveCorp (a)	8
21	Nutanix, Inc., Class – A (a)	1
402	Pandora Media, Inc. (a)	5
38	Twilio, Inc., Class – A (a)	1
564	Twitter, Inc. (a)	9
6,416	Yahoo!, Inc. (a)	247
125	Yelp, Inc. (a)	5
126	Zillow Group, Inc., Class – A (a)	5
242	Zillow Group, Inc., Class – C (a)	9

		435

	IT Services — 1.33%
1,091	Amdocs Ltd.	64
12,506	Automatic Data Processing, Inc.	1,285
81,773	Booz Allen Hamilton Holding Corp.	2,950
6,568	Cognizant Technology Solutions Corp. (a)	368
1,020	Computer Sciences Corp.	61
276	CoreLogic, Inc. (a)	10
1,030	Fidelity National Information Services, Inc.	78
18,576	International Business Machines Corp.	3,083

Shares	Security Description	Value (000)
	IT Services (continued)
4,425	Leidos Holdings, Inc.	$226
9,557	Paychex, Inc.	582
12,589	PayPal Holdings, Inc. (a)	497
22,229	Western Union Co.	483

		9,687

	Leisure Products — 0.18%
131	Brunswick Corp.	7
2,918	Hasbro, Inc.	227
10,669	Mattel, Inc.	294
9,599	Polaris Industries, Inc.^	791
376	Vista Outdoor, Inc. (a)	14

		1,333

	Life Sciences Tools & Services — 0.15%
7,567	Agilent Technologies, Inc.	344
519	Bio-Rad Laboratories, Inc., Class – A (a)	95
639	Bio-Techne Corp.	66
2,055	Bruker Biosciences Corp.	44
125	Patheon NV (a)	4
636	PerkinElmer, Inc.	33
1,684	QIAGEN NV (a)	47
213	Quintiles IMS Holdings, Inc. (a)	16
1,587	Thermo Electron Corp.	224
552	VWR Corp. (a)	14
1,377	Waters Corp. (a)	185

		1,072

	Machinery — 1.62%
1,641	AGCO Corp.	95
1,047	Allison Transmission Holdings, Inc.	35
21,032	Caterpillar, Inc.	1,951
2,326	Colfax Corp. (a)	84
1,144	Crane Co.	83
9,712	Cummins, Inc.	1,327
16,748	Deere & Co.	1,726
121	Donaldson Co., Inc.	5
8,712	Dover Corp.	653
2,473	Flowserve Corp.	119
6,504	Fortive Corp.	349
904	Graco, Inc.	75
62	IDEX Corp.	6
923	Ingersoll-Rand PLC	69
2,144	ITT, Inc.	83
170	Lincoln Electric Holdings, Inc.	13
540	Manitowoc Foodservice Inc. (a)	10
45,781	Oshkosh Corp.	2,957
8,037	PACCAR, Inc.	514
3,179	Parker Hannifin Corp.	445
6,683	Pentair PLC	375
1,094	Snap-on, Inc.	187
966	Stanley Black & Decker, Inc.	111
2,519	Terex Corp.	79
3,986	The Timken Co.	158
3,523	Trinity Industries, Inc.	98
857	WABCO Holdings, Inc. (a)	91
1,398	Wabtec Corp.	116
634	Xylem, Inc.	31

		11,845

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Marine — 0.01%
1,277	Kirby Corp. (a)	$85

	Media — 1.30%
669	AMC Networks, Inc. (a)	35
2,624	Cinemark Holdings, Inc.	101
468	Clear Channel Outdoor Holdings, Inc.	2
79,332	Comcast Corp., Class – A	5,479
1,720	Discovery Communications, Inc., Class – A (a)	47
2,636	Discovery Communications, Inc., Class – C (a)	71
3,039	Dish Network Corp. (a)	176
1,742	John Wiley & Sons, Inc., Class – A	95
192	Liberty Broadband, Class – A (a)	14
762	Liberty Broadband, Class – C (a)	56
676	Liberty SiriusXM Group, Class – A (a)	23
1,352	Liberty SiriusXM Group, Class – C (a)	46
130	Lions Gate Entertainment Corp., Class – A (a)	3
791	Lions Gate Entertainment Corp., Class – B (a)	20
426	Live Nation Entertainment, Inc. (a)	11
921	News Corp., Inc.	11
7,209	News Corp., Inc., Class – A	83
7,664	Omnicom Group, Inc.	652
58,309	Regal Entertainment Group, Class – A^	1,201
917	Scripps Networks Interactive, Class – A	65
10,723	TEGNA, Inc.	229
12,791	The Interpublic Group of Cos., Inc.	299
130	The Madison Square Garden Co., Class – A (a)	22
2,005	Time Warner, Inc.	194
3,109	Tribune Media Co.	109
14,217	Twenty-First Century Fox, Inc.	399
824	Twenty-First Century Fox, Inc.	22
55	Viacom, Inc., Class – A	2
308	Viacom, Inc., Class – B	11

		9,478

	Metals & Mining — 0.23%
1,084	Alcoa Corp. (a)	30
1,788	Compass Minerals International, Inc.	140
7,631	Freeport-McMoRan Copper & Gold, Inc. (a)	101
3,907	Newmont Mining Corp.	133
14,719	Nucor Corp.	876
1,419	Reliance Steel & Aluminum Co.	113
451	Royal Gold, Inc.	29
389	Southern Copper Corp.	12
4,502	Steel Dynamics, Inc.	160
11,414	Tahoe Resources, Inc.	108
1,140	United States Steel Corp.	38

		1,740

	Mortgage Real Estate Investment Trusts — 0.14%
5,124	AGNC Investment Corp.	93
46,070	Annaly Capital Management, Inc.	460
2,903	Chimera Investment Corp.	49
16,394	MFA Financial, Inc.	125
10,807	Starwood Property Trust, Inc.	237
5,366	Two Harbors Investment Corp.	47

		1,011

Shares	Security Description	Value (000)
	Multiline Retail — 1.24%
560	Dillard’s, Inc., Class – A	$35
79,106	Dollar General Corp.	5,860
2,292	J.C. Penney Co., Inc. (a)	19
11,705	Kohl’s Corp.	578
12,112	Macy’s, Inc.	434
4,137	Nordstrom, Inc.	198
26,766	Target Corp.	1,933

		9,057

	Multi-Utilities — 1.36%
5,366	Ameren Corp.	282
10,487	CenterPoint Energy, Inc.	258
6,576	CMS Energy Corp.	274
10,102	Consolidated Edison, Inc.	744
15,669	Dominion Resources, Inc.	1,200
4,265	DTE Energy Co.	420
4,277	MDU Resources Group, Inc.	123
191,412	NiSource, Inc.	4,237
16,266	Public Service Enterprise Group, Inc.	714
4,041	SCANA Corp.	296
6,177	Sempra Energy	622
2,027	Vectren Corp.	106
10,737	WEC Energy Group, Inc.	630

		9,906

	Oil, Gas & Consumable Fuels — 8.64%
4,135	Anadarko Petroleum Corp.	288
4,758	Antero Resources Corp. (a)	113
867	Apache Corp.	55
10,324	Cabot Oil & Gas Corp.	241
139,916	Canadian Natural Resources	4,461
1,471	Cheniere Energy, Inc. (a)	61
4,145	Chesapeake Energy Corp. (a)	29
48,959	Chevron Corp.	5,762
580	Cimarex Energy Co.	79
1,035	Concho Resources, Inc. (a)	137
63,812	ConocoPhillips	3,200
6,140	CONSOL Energy, Inc.	112
1,957	Continental Resources, Inc. (a)	101
116,713	Devon Energy Corp.	5,330
434	Diamondback Energy, Inc. (a)	44
2,590	Energen Corp. (a)	149
92,654	EOG Resources, Inc.	9,368
4,727	EQT Corp.	309
336	Extraction Oil & Gas, Inc. (a)	7
78,850	Exxon Mobil Corp.	7,117
3,375	Gulfport Energy Corp. (a)	73
105,935	Hess Corp.	6,599
9,543	HollyFrontier Corp.	313
99,332	Kinder Morgan, Inc.	2,057
4,329	Kosmos Energy Ltd. (a)	30
1,079	Laredo Petroleum, Inc. (a)	15
6,234	Marathon Oil Corp.	108
31,426	Marathon Petroleum Corp.	1,582
9,083	Murphy Oil Corp.	283
1,093	Newfield Exploration Co. (a)	44
11,854	Noble Energy, Inc.	451

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
44,640	Occidental Petroleum Corp.	$3,180
6,982	ONEOK, Inc.	401
1,096	Parsley Energy, Inc., Class – A (a)	39
5,287	PBF Energy, Inc., Class – A	147
26,813	Phillips 66	2,317
4,444	Pioneer Natural Resources Co.	800
6,264	QEP Resources, Inc. (a)	115
5,529	Range Resources Corp.	190
3,430	Rice Energy, Inc. (a)	73
1,837	SM Energy Co.	63
110,282	Southwestern Energy Co. (a)	1,193
40,420	Spectra Energy Corp.	1,661
9,044	Targa Resources Corp.	507
7,417	Tesoro Corp.	649
26,755	The Williams Cos., Inc.	833
29,456	Valero Energy Corp.	2,012
1,517	Whiting Petroleum Corp. (a)	18
1,869	World Fuel Services Corp.	86
8,735	WPX Energy, Inc. (a)	127

		62,929

	Paper & Forest Products — 0.02%
3,277	Domtar Corp.	128

	Personal Products — 0.08%
3,854	Coty, Inc., Class – A	71
1,371	Edgewell Personal Care Co. (a)	100
3,013	Nu Skin Enterprises, Inc., Class – A	144
3,283	The Estee Lauder Cos., Inc., Class – A	251

		566

	Pharmaceuticals — 3.95%
1,488	Akorn, Inc. (a)	32
1,049	Allergan PLC (a)	220
46,886	Bristol-Myers Squibb Co.	2,740
27,962	Eli Lilly & Co.	2,057
1,521	ENDO International PLC (a)	25
48,094	Johnson & Johnson	5,541
2,407	Mallinckrodt PLC (a)	120
79,607	Merck & Co., Inc.	4,686
9,700	Mylan NV (a)	370
3,412	Perrigo Co. PLC	284
248,040	Pfizer, Inc.	8,057
129,565	Teva Pharmaceutical Industries Ltd., ADR	4,697

		28,829

	Professional Services — 0.12%
1,340	ManpowerGroup, Inc.	119
11,750	Nielsen Holdings PLC	493
1,440	Robert Half International, Inc.	70
541	The Dun & Bradstreet Corp.	66
1,907	Versik Analytics, Inc., Class – A (a)	155

		903

	Real Estate Management & Development — 0.04%
2,405	CBRE Group, Inc., Class – A (a)	76
559	Howard Hughes Corp. (a)	64
677	Jones Lang LaSalle, Inc.	68

Shares	Security Description	Value (000)
	Real Estate Management & Development (continued)
2,252	Realogy Holdings Corp.	$58

		266

	Road & Rail — 0.78%
18	AMERCO, Inc.	7
23,355	CSX Corp.	839
1,362	Genesee & Wyoming, Inc., Class – A (a)	95
438	Hertz Global Holdings, Inc. (a)	9
793	Kansas City Southern	67
706	Landstar System, Inc.	60
10,170	Norfolk Southern Corp.	1,099
192	Old Dominion Freight Line, Inc. (a)	16
2,909	Ryder System, Inc.	217
31,899	Union Pacific Corp.	3,308

		5,717

	Semiconductors & Semiconductor Equipment — 3.51%
10,248	Analog Devices, Inc.	744
2,298	Applied Materials, Inc.	74
478	Cree, Inc. (a)	13
12,389	Cypress Semiconductor Corp.	142
1,889	First Solar, Inc. (a)	61
417,819	Intel Corp.	15,154
4,150	KLA-Tencor Corp.	327
3,189	Lam Research Corp.	337
932	Linear Technology Corp.	58
2,975	Marvell Technology Group Ltd.	41
7,994	Maxim Integrated Products, Inc.	308
27,100	Micron Technology, Inc. (a)	594
10,493	ON Semiconductor Corp. (a)	134
851	Qorvo, Inc. (a)	45
64,153	Qualcomm, Inc.	4,183
3,722	Skyworks Solutions, Inc.	278
475	SunPower Corp. (a)	3
5,233	Teradyne, Inc.	133
32,537	Texas Instruments, Inc.	2,374
109	Versum Materials, Inc. (a)	3
9,646	Xilinx, Inc.	582

		25,588

	Software — 2.37%
481	ANSYS, Inc. (a)	44
287	Autodesk, Inc. (a)	21
11,870	CA, Inc.	377
3,173	Cadence Design Systems, Inc. (a)	80
1,429	Dell Technologies, Inc., Class – V (a)	79
878	FireEye, Inc. (a)	10
44,097	Microsoft Corp.	2,741
422	Nuance Communications, Inc. (a)	6
351,530	Oracle Corp.	13,517
472	PTC, Inc. (a)	22
159	SS&C Technologies Holdings, Inc.	5
3,871	Symantec Corp.	92
2,654	Synopsys, Inc. (a)	156
1,321	VMware, Inc., Class – A (a)	104
5,445	Zynga, Inc. (a)	14

		17,268

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail — 0.83%
296	AutoNation, Inc. (a)	$14
4,210	Bed Bath & Beyond, Inc.	171
17,109	Best Buy Co., Inc.	730
27,305	Burlington Stores, Inc. (a)	2,315
326	Cabela’s, Inc., Class – A (a)	19
553	CST Brands, Inc.	27
1,966	Dick’s Sporting Goods, Inc.	104
3,080	Foot Locker, Inc.	218
12,538	GameStop Corp., Class – A	317
14,411	Gap, Inc.	323
8,390	L Brands, Inc.	552
173	Michaels Cos., Inc. The (a)	4
112	Murphy USA, Inc. (a)	7
2,429	Penske Automotive Group, Inc.	126
56	Signet Jewelers Ltd.	5
40,678	Staples, Inc.	368
6,787	Tiffany & Co.	526
2,017	Urban Outfitters, Inc. (a)	57
4,057	Williams-Sonoma, Inc.	196

		6,079

	Technology Hardware, Storage & Peripherals — 3.01%
12,903	Apple, Inc.	1,494
207,752	Hewlett Packard Enterprise Co.	4,807
459,443	HP, Inc.	6,819
38,954	NCR Corp. (a)	1,580
7,759	NetApp, Inc.	274
16,401	Western Digital Corp.	1,114
667,591	Xerox Corp.	5,828

		21,916

	Textiles, Apparel & Luxury Goods — 0.21%
9,894	Coach, Inc.	346
2,155	Michael Kors Holdings Ltd. (a)	93
1,576	PVH Corp.	142
1,077	Ralph Lauren Corp.	97
16,402	V.F. Corp.	876

		1,554

	Thrifts & Mortgage Finance — 0.06%
24,530	New York Community Bancorp, Inc.	390
1,930	TFS Financial Corp.	37

		427

	Tobacco — 2.21%
157,055	Altria Group, Inc.	10,620
44,662	Philip Morris International, Inc.	4,086
24,762	Reynolds American, Inc.	1,388

		16,094

	Trading Companies & Distributors — 0.15%
1,971	Air Lease Corp.	68
8,583	Fastenal Co.	402
3,371	HD Supply Holdings, Inc. (a)	143
542	Herc Holdings, Inc. (a)	22
976	MSC Industrial Direct Co., Inc., Class – A	90
1,580	United Rentals, Inc. (a)	167

Shares or Principal Amount (000)	Security Description	Value (000)
	Trading Companies & Distributors (continued)
834	Watsco, Inc.	$124
1,062	WESCO International, Inc. (a)	71

		1,087

	Transportation Infrastructure — 0.05%
4,452	Macquarie Infrastructure Corp.	364

	Water Utilities — 0.03%
1,309	American Water Works Co., Inc.	95
4,463	Aqua America, Inc.	134

		229

	Wireless Telecommunication Services — 1.49%
21,620	Sprint Nextel Corp. (a)	182
2,700	Telephone & Data Systems, Inc.	78
183,957	T-Mobile US, Inc. (a)	10,579
110	US Cellular Corp. (a)	5

		10,844

	Total Common Stocks	698,242

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc. (Casa Ley)* (a)	19
18,568	Safeway, Inc. (PDC)* (a)	1

	Total Contingent Rights	20

	U.S. Treasury Obligation — 0.00%
$12	U.S. Treasury Bill, 0.48%, 3/16/17 (b)	12

	Total U.S. Treasury Obligation	12

	Time Deposit — 0.57%
4,150	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	4,150

	Total Time Deposit	4,150

	Exchange-Traded Fund — 0.25%
60,252	Real Estate Select Sector SPDR Fund	1,853

	Total Exchange-Traded Fund	1,853

	Mutual Funds — 3.17%
1,664,343	Dreyfus Treasury Prime Cash Management, 0.31% (c)	1,664
739,783	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^ (c)	740
110,810	State Street Institutional Treasury Money Market Fund, 0.35% (c)	111
20,570,775	State Street Institutional Treasury Plus Money Market Fund, 0.35% (c)	20,571

	Total Mutual Funds	23,086

	Repurchase Agreement — 0.05%
$359	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $358,985 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $366,147)^^	359

	Total Repurchase Agreement	359

	Total Investments (cost $621,537) — 99.82%	727,722
	Other assets in excess of liabilities — 0.18%	1,338

	Net Assets — 100.00%	$729,060

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

*	Security was fair valued on December 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $1,083 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	41.26%	43.37%	11.15%	—	—	95.78%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.57%	—	—	—	—	0.57%
Exchange-Traded Fund	—	—	—	0.25%	—	0.25%
Mutual Funds	0.03%	0.39%	0.02%	0.41%	2.32%	3.17%
Repurchase Agreement	0.01%	0.04%	—	—	—	0.05%
Other Assets (Liabilities)	-0.23%	-0.18%	0.01%	0.58%	0.00%	0.18%

Total Net Assets	41.64%	43.62%	11.18%	1.24%	2.32%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Short Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(14)	E-Mini S&P 500 Future	$(1,565)	3/17/17	$11
(2)	E-Mini S&P Midcap 400 Future	(332)	3/17/17	2

	Net Unrealized Appreciation/(Depreciation)			$13

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.06%
	Aerospace & Defense — 1.88%
975	B/E Aerospace, Inc.	$59
898	BWX Technologies, Inc.	36
8,668	General Dynamics Corp.	1,497
201	HEICO Corp.	16
374	HEICO Corp., Class – A	25
890	Hexcel Corp.	46
367	Huntington Ingalls Industries, Inc.	68
2,273	L-3 Communications Holdings, Inc.	346
9,910	Lockheed Martin Corp.	2,476
1,581	Northrop Grumman Corp.	368
9,515	Raytheon Co.	1,351
4,910	Rockwell Collins, Inc.	455
661	Spirit Aerosystems Holdings, Inc., Class – A	39
794	Textron, Inc.	39
28,735	The Boeing Co.	4,472
472	TransDigm Group, Inc.	118
23,016	United Technologies Corp.	2,522

		13,933

	Air Freight & Logistics — 0.26%
5,380	C.H. Robinson Worldwide, Inc.	394
6,488	Expeditors International of Washington, Inc.	344
2,385	FedEx Corp.	444
6,596	United Parcel Service, Inc., Class – B	756

		1,938

	Airlines — 0.11%
929	Alaska Air Group, Inc.	82
5,726	Delta Air Lines, Inc.	282
192	JetBlue Airways Corp. (a)	4
6,094	Southwest Airlines Co.	304
2,034	Spirit Airlines, Inc. (a)	118

		790

	Auto Components — 0.04%
186	Adient PLC (a)	11
209	BorgWarner, Inc.	8
2,614	Delphi Automotive PLC	176
1,764	Gentex Corp.	35
577	Lear Corp.	76
333	Visteon Corp.	27

		333

	Automobiles — 0.28%
1,706	Harley-Davidson, Inc.	100
8,955	Tesla Motors, Inc.^ (a)	1,913
463	Thor Industries, Inc.	46

		2,059

	Banks — 0.44%
10,787	Citizens Financial Group, Inc.	384
1,549	Cullen/Frost Bankers, Inc.	137
5,056	First Republic Bank	466
24,838	JPMorgan Chase & Co.	2,143
294	Signature Bank (a)	44
368	SVB Financial Group (a)	63
534	Western Alliance Bancorp (a)	26

		3,263

Shares	Security Description	Value (000)
	Beverages — 2.12%
510	Brown-Forman Corp., Class – A	$24
9,926	Brown-Forman Corp., Class – B	446
7,945	Constellation Brands, Inc., Class – A	1,218
7,036	Dr. Pepper Snapple Group, Inc.	638
53,694	Monster Beverage Corp. (a)	2,381
52,783	PepsiCo, Inc.	5,522
133,026	The Coca-Cola Co.	5,515

		15,744

	Biotechnology — 4.65%
15,433	AbbVie, Inc.	966
941	Acadia Pharmaceuticals, Inc. (a)	27
292	Agios Pharmaceuticals, Inc. (a)	12
22,242	Alexion Pharmaceuticals, Inc. (a)	2,721
1,419	Alkermes PLC (a)	79
623	Alnylam Pharmaceuticals, Inc. (a)	23
63,883	Amgen, Inc.	9,341
2,088	Biogen Idec, Inc. (a)	592
14,347	BioMarin Pharmaceutical, Inc. (a)	1,189
44,890	Celgene Corp. (a)	5,196
12,636	Gilead Sciences, Inc.	905
1,532	Incyte Corp. (a)	154
160	Intercept Pharmaceuticals, Inc. (a)	17
569	Intrexon Corp. (a)	14
1,160	Ionis Pharmaceuticals, Inc. (a)	55
583	Juno Therapeutics, Inc. (a)	11
825	Neurocrine Biosciences, Inc. (a)	32
2,858	OPKO Health, Inc. (a)	27
25,431	Regeneron Pharmaceuticals, Inc. (a)	9,335
910	Seattle Genetics, Inc. (a)	48
17,609	Shire PLC, ADR	3,000
126	United Therapeutics Corp. (a)	18
11,071	Vertex Pharmaceuticals, Inc. (a)	816

		34,578

	Building Products — 0.06%
1,374	A.O. Smith Corp.	65
905	Allegion PLC	58
1,439	Fortune Brands Home & Security, Inc.	77
1,866	Johnson Controls International PLC	77
347	Lennox International, Inc.	53
2,030	Masco Corp.	64

		394

	Capital Markets — 2.42%
442	Affiliated Managers Group, Inc. (a)	64
451	Ameriprise Financial, Inc.	50
296	Artisan Partners Asset Management, Inc., Class – A	9
3,056	CBOE Holdings, Inc.	226
8,808	CME Group, Inc.	1,016
172	Donnelley Financial Solutions, Inc. (a)	4
1,052	Eaton Vance Corp.	44
1,566	FactSet Research Systems, Inc.	256
3,517	Federated Investors, Inc., Class – B	99
10,866	Franklin Resources, Inc.	430
15,192	Goldman Sachs Group, Inc.	3,638
57	Interactive Brokers Group, Inc., Class – A	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
2,704	IntercontinentalExchange Group, Inc.	$153
697	Invesco Ltd.	21
139	Lazard Ltd., Class – A	6
98	LPL Financial Holdings, Inc.	3
346	MarketAxess Holdings, Inc.	51
1,454	Moody’s Corp.	137
34,358	Morgan Stanley	1,452
707	Morningstar, Inc.	52
858	MSCI, Inc. Common	68
1,803	NorthStar Asset Management Group, Inc.	27
25,972	S&P Global, Inc.	2,793
5,061	SEI Investments Co.	250
72,904	State Street Corp.	5,665
8,955	T. Rowe Price Group, Inc.	674
9,562	TD Ameritrade Holding Corp.	417
8,820	The Charles Schwab Corp.	348
2,321	Waddell & Reed Financial, Inc., Class – A	45

		18,000

	Chemicals — 2.33%
286	Advansix, Inc. (a)	6
7,518	Air Products & Chemicals, Inc.	1,081
13,641	Albemarle Corp.	1,174
1,555	Axalta Coating Systems Ltd. (a)	42
139	Celanese Corp., Series A	11
8,341	E.I. du Pont de Nemours & Co.	612
94,025	Ecolab, Inc.	11,022
1,017	FMC Corp.	58
3,013	International Flavors & Fragrances, Inc.	355
1,446	LyondellBasell Industries NV, Class – A	124
2,697	Monsanto Co.	284
66	NewMarket Corp.	28
2,529	PPG Industries, Inc.	240
10,342	Praxair, Inc.	1,212
1,229	RPM International, Inc.	66
401	The Scotts Miracle-Gro Co.	38
2,993	The Sherwin-Williams Co.	804
739	Valspar Corp.	77
377	W.R. Grace & Co.	26

		17,260

	Commercial Services & Supplies — 0.22%
3,444	Cintas Corp.	398
33	Clean Harbors, Inc. (a)	2
4,298	Copart, Inc. (a)	238
1,227	Covanta Holding Corp.	19
1,314	KAR Auction Services, Inc.	56
172	LSC Communications, Inc.	5
1,818	Pitney Bowes, Inc.	28
3,572	Rollins, Inc.	121
459	RR Donnelley & Sons Co.	7
3,082	Stericycle, Inc. (a)	237
3,455	Waste Connections, Inc.	271
3,484	Waste Management, Inc.	247

		1,629

Shares	Security Description	Value (000)
	Communications Equipment — 0.91%
1,315	Arista Networks, Inc. (a)	$127
341	Arris International PLC (a)	10
142,943	Cisco Systems, Inc.	4,320
1,231	Commscope Holding, Inc. (a)	46
2,651	F5 Networks, Inc. (a)	384
3,445	Harris Corp.	353
206	Motorola Solutions, Inc.	17
11,814	Palo Alto Networks, Inc. (a)	1,477

		6,734

	Construction & Engineering — 0.06%
3,920	Fluor Corp.	206
3,550	Jacobs Engineering Group, Inc. (a)	202
312	Quanta Services, Inc. (a)	11
173	Valmont Industries, Inc.	24

		443

	Construction Materials — 0.04%
450	Eagle Materials, Inc., Class – A	44
542	Martin Marietta Materials, Inc.	120
1,185	Vulcan Materials Co.	149

		313

	Consumer Finance — 0.13%
84	Credit Acceptance Corp. (a)	18
1,279	Discover Financial Services	92
23,211	Synchrony Financial	842

		952

	Containers & Packaging — 0.11%
1,898	AptarGroup, Inc.	139
793	Avery Dennison Corp.	56
1,609	Ball Corp.	121
109	Bemis Co., Inc.	5
1,154	Berry Plastics Group, Inc. (a)	56
1,268	Crown Holdings, Inc. (a)	67
2,165	Graphic Packaging Holding Co.	27
1,563	Owens-Illinois, Inc. (a)	27
881	Packaging Corp. of America	75
1,851	Sealed Air Corp.	84
413	Silgan Holdings	21
2,808	Sonoco Products Co.	148

		826

	Distributors — 0.12%
5,510	Genuine Parts Co.	527
11,467	LKQ Corp. (a)	351
388	Pool Corp.	40

		918

	Diversified Consumer Services — 0.01%
1,795	Service Corp. International	51
1,296	ServiceMaster Global Holdings, Inc. (a)	49

		100

	Diversified Telecommunication Services — 0.16%
748	SBA Communications Corp., Class – A (a)	77
19,463	Verizon Communications, Inc.	1,039
1,542	Zayo Group Holdings, Inc. (a)	51

		1,167

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 0.26%
410	Acuity Brands, Inc.	$95
7,177	AMETEK, Inc.	349
19,711	Emerson Electric Co.	1,099
1,957	Hubbell, Inc.	228
970	Rockwell Automation, Inc.	130

		1,901

	Electronic Equipment, Instruments & Components — 0.19%
11,479	Amphenol Corp., Class – A	770
1,534	CDW Corporation of Delaware	80
780	Cognex Corp.	50
1,369	Dolby Laboratories, Inc., Class – A	62
1,085	Fitbit, Inc., Class – A (a)	8
3,922	FLIR Systems, Inc.	142
289	IPG Photonics Corp. (a)	29
3,957	National Instruments Corp.	122
1,880	Trimble Navigation Ltd. (a)	57
1,071	VeriFone Systems, Inc. (a)	19
410	Zebra Technologies Corp., Class – A (a)	35

		1,374

	Energy Equipment & Services — 2.26%
76,689	Core Laboratories NV	9,206
1,093	Dril-Quip, Inc. (a)	66
6,518	FMC Technologies, Inc. (a)	232
985	Franks International NV	12
16,431	Halliburton Co.	888
2,751	Helmerich & Payne, Inc.	213
10,957	National Oilwell Varco, Inc.	410
2,776	Oceaneering International, Inc.	78
67,124	Schlumberger Ltd.	5,635

		16,740

	Equity Real Estate Investment Trusts — 1.42%
78	Alexandria Real Estate Equities, Inc.	9
4,030	American Tower Corp.	426
246	Boston Properties, Inc.	31
65	Care Capital Properties, Inc.	2
3,273	Corecivic, Inc.	80
3,022	Crown Castle International Corp.	262
1,164	CubeSmart	31
600	CyrusOne, Inc.	27
1,072	Digital Realty Trust, Inc.	105
764	Empire State Realty Trust, Inc., Class – A	15
22,503	Equinix, Inc.	8,042
721	Equity Lifestyle Properties, Inc.	52
256	Essex Property Trust, Inc.	60
1,136	Extra Space Storage, Inc.	88
665	Federal Realty Investment Trust	95
1,766	Gaming & Leisure Properties, Inc.	54
959	Healthcare Trust of America, Inc., Class – A	28
2,452	Iron Mountain, Inc.	80
784	Lamar Advertising Co., Class – A	53
291	Life Storage, Inc.	25
683	OMEGA Healthcare Investors, Inc.	21
177	Outfront Media, Inc.	4

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
1,405	Public Storage	$314
168	Regency Centers Corp.	12
219	Senior Housing Properties Trust	4
2,660	Simon Property Group, Inc.	472
813	Tanger Factory Outlet Centers, Inc.	29
284	Taubman Centers, Inc.	21
1,001	Ventas, Inc.	63

		10,505

	Food & Staples Retailing — 3.37%
372	Casey’s General Stores, Inc.	44
33,957	Costco Wholesale Corp.	5,437
41,219	CVS Caremark Corp.	3,253
9,696	Rite Aid Corp. (a)	80
5,707	Sprouts Farmers Market, Inc. (a)	108
21,428	Sysco Corp.	1,186
9,048	The Kroger Co.	312
355	US Foods Holding Corp. (a)	10
25,621	Walgreens Boots Alliance, Inc.	2,120
43,947	Wal-Mart Stores, Inc.	3,038
306,630	Whole Foods Market, Inc.	9,432

		25,020

	Food Products — 1.83%
610	Blue Buffalo Pet Products, Inc. (a)	15
6,562	Campbell Soup Co.	397
3,251	ConAgra Foods, Inc.	129
6,386	Flowers Foods, Inc.	128
5,647	General Mills, Inc.	349
5,314	Hershey Co.	549
9,599	Hormel Foods Corp.	334
478	Ingredion, Inc.	60
2,198	Kellogg Co.	162
1,083	Lamb Weston Holding, Inc. (a)	41
4,549	McCormick & Co., Inc.	424
5,752	Mead Johnson Nutrition Co.	407
223,123	Mondelez International, Inc., Class – A	9,890
68	Pilgrim’s Pride Corp.	1
358	Post Holdings, Inc. (a)	29
738	The Hain Celestial Group, Inc. (a)	29
3,285	The J.M. Smucker Co.	421
721	The Kraft Heinz Co.	63
176	TreeHouse Foods, Inc. (a)	13
1,285	Tyson Foods, Inc., Class – A	79
1,637	Whitewave Foods Co. (a)	91

		13,611

	Health Care Equipment & Supplies — 2.03%
41,424	Abbott Laboratories	1,592
380	Abiomed, Inc. (a)	43
127	Alere, Inc. (a)	5
681	Align Technology, Inc. (a)	65
15,586	Baxter International, Inc.	691
7,792	Becton, Dickinson & Co.	1,290
12,825	Boston Scientific Corp. (a)	277
2,742	C.R. Bard, Inc.	616
18,029	Danaher Corp.	1,403
6,693	Dentsply Sirona, Inc.	386

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
774	DexCom, Inc. (a)	$46
7,995	Edwards Lifesciences Corp. (a)	749
590	Hill-Rom Holdings, Inc.	33
2,628	Hologic, Inc. (a)	105
3,452	IDEXX Laboratories, Inc. (a)	405
1,401	Intuitive Surgical, Inc. (a)	888
39,649	Medtronic PLC	2,824
5,206	ResMed, Inc.	323
9,614	St. Jude Medical, Inc.	771
12,474	Stryker Corp.	1,495
85	Teleflex, Inc.	14
349	The Cooper Cos., Inc.	61
3,677	Varian Medical Systems, Inc. (a)	330
678	West Pharmaceutical Services, Inc.	58
5,648	Zimmer Holdings, Inc.	583

		15,053

	Health Care Providers & Services — 2.59%
200	Acadia Healthcare Co., Inc. (a)	7
10,809	Aetna, Inc.	1,340
1,674	AmerisourceBergen Corp.	131
8,034	Anthem, Inc.	1,155
2,873	Cardinal Health, Inc.	207
1,158	Centene Corp. (a)	65
800	CIGNA Corp.	107
624	DaVita Healthcare Partners, Inc. (a)	40
807	Envision Healthcare Corp. (a)	51
24,051	Express Scripts Holding Co. (a)	1,654
1,958	HCA Holdings, Inc. (a)	145
3,109	Henry Schein, Inc. (a)	472
1,336	Humana, Inc.	273
3,194	Laboratory Corp. of America Holdings (a)	410
8,614	McKesson Corp.	1,210
3,171	MEDNAX, Inc. (a)	211
3,171	Patterson Cos., Inc.	130
111	Premier, Inc., Class – A (a)	3
3,950	Quest Diagnostics, Inc.	363
845	Tenet Healthcare Corp. (a)	13
66,784	UnitedHealth Group, Inc.	10,688
2,758	Universal Health Services, Inc., Class – B	293
3,024	VCA Antech, Inc. (a)	208
391	WellCare Health Plans, Inc. (a)	54

		19,230

	Health Care Technology — 1.03%
372	athenahealth, Inc. (a)	39
158,253	Cerner Corp. (a)	7,497
470	Inovalon Holdings, Inc., Class – A (a)	5
2,978	Veeva Systems, Inc. (a)	121

		7,662

	Hotels, Restaurants & Leisure — 4.57%
988	Aramark	35
537	Brinker International, Inc.	27
24,122	Chipotle Mexican Grill, Inc. (a)	9,102
1,171	Choice Hotels International, Inc.	66
1,099	Darden Restaurants, Inc.	80

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
470	Domino’s Pizza, Inc.	$75
879	Dunkin’ Brands Group, Inc.	46
81	Extended Stay America, Inc.	1
4,344	Hilton Worldwide Holdings, Inc.	118
53	Hyatt Hotels Corp., Class – A (a)	3
3,453	Las Vegas Sands Corp.	184
48,025	Marriott International, Inc., Class – A	3,971
34,415	McDonald’s Corp.	4,189
463	MGM Resorts International(a)	13
118	Norwegian Cruise Line Holdings Ltd. (a)	5
848	Panera Bread Co., Class – A (a)	174
689	Six Flags Entertainment Corp.	41
257,889	Starbucks Corp.	14,319
1,238	The Wendy’s Co.	17
367	Vail Resorts, Inc.	59
1,038	Wyndham Worldwide Corp.	79
688	Wynn Resorts Ltd.	60
14,452	Yum China Holdings, Inc. (a)	377
14,452	YUM! Brands, Inc.	915

		33,956

	Household Durables — 0.11%
73	CalAtlantic Group, Inc.	2
1,748	D.R. Horton, Inc.	48
3,323	Garmin Ltd.	161
317	Harman International Industries, Inc.	35
1,250	Leggett & Platt, Inc.	61
892	Lennar Corp., Class – A	38
41	Lennar Corp., Class – B	1
459	Mohawk Industries, Inc. (a)	92
4,470	Newell Rubbermaid, Inc.	200
33	NVR, Inc. (a)	55
1,034	PulteGroup, Inc.	19
511	Tempur Sealy International, Inc. (a)	35
711	Toll Brothers, Inc. (a)	22
485	Tupperware Brands Corp.	26
77	Whirlpool Corp.	14

		809

	Household Products — 2.45%
9,726	Church & Dwight Co., Inc.	430
165,956	Colgate-Palmolive Co.	10,860
153	Energizer Holdings, Inc.	7
12,952	Kimberly-Clark Corp.	1,478
233	Spectrum Brands Holdings, Inc.	29
4,652	The Clorox Co.	558
57,757	The Procter & Gamble Co.	4,856

		18,218

	Industrial Conglomerates — 0.86%
23,228	3M Co.	4,147
2,004	Carlisle Cos., Inc.	221
17,044	General Electric Co.	539
7,271	Honeywell International, Inc.	842
3,302	Roper Industries, Inc.	605

		6,354

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance — 0.41%
50	AmTrust Financial Services, Inc.	$1
10,373	Aon PLC	1,157
1,136	Arthur J. Gallagher & Co.	59
3,298	Brown & Brown, Inc.	148
188	Erie Indemnity Co., Class – A	21
541	Lincoln National Corp.	36
19,862	Marsh & McLennan Cos., Inc.	1,343
588	The Progressive Corp.	21
3,517	Torchmark Corp.	259
873	XL Group Ltd.	33

		3,078

	Internet & Direct Marketing Retail — 5.50%
30,317	Amazon.com, Inc. (a)	22,735
8,752	Expedia, Inc.	991
3,819	Groupon, Inc. (a)	13
78	Liberty Expedia Holdings, Class – A (a)	3
2,361	Liberty Interactive Corp., QVC Group (a)	47
118	Liberty Ventures, Class – A (a)	4
34,306	Netflix, Inc. (a)	4,247
8,511	Priceline.com, Inc. (a)	12,479
4,298	TripAdvisor, Inc. (a)	199

		40,718

	Internet Software & Services — 7.55%
1,444	Akamai Technologies, Inc. (a)	96
57,339	Alibaba Group Holding Ltd., ADR (a)	5,035
15,423	Alphabet, Inc., Class – A (a)	12,222
22,057	Alphabet, Inc., Class – C (a)	17,025
19	CommerceHub, Inc., Series A (a)	—
39	CommerceHub, Inc., Series C (a)	1
301	CoStar Group, Inc. (a)	57
10,160	eBay, Inc. (a)	302
142,112	Facebook, Inc., Class – A (a)	16,350
472	GoDaddy, Inc., Class – A (a)	16
533	InterActiveCorp (a)	35
231	Match Group, Inc. (a)	4
106	Nutanix, Inc., Class – A (a)	3
1,838	Pandora Media, Inc. (a)	24
189,172	Tencent Holdings Ltd., ADR	4,582
71	Twilio, Inc., Class – A (a)	2
5,272	Twitter, Inc. (a)	86
895	VeriSign, Inc. (a)	68
533	Yelp, Inc. (a)	20
369	Zillow Group, Inc., Class – A (a)	13
692	Zillow Group, Inc., Class – C (a)	25

		55,966

	IT Services — 10.07%
23,351	Accenture PLC, Class – A	2,735
35,878	Alliance Data Systems Corp.	8,198
4,308	Amdocs Ltd.	251
112,381	Automatic Data Processing, Inc.	11,551
184	Black Knight Financial Services, Inc., Class – A (a)	7
1,032	Booz Allen Hamilton Holding Corp.	37
4,447	Broadridge Financial Solutions, Inc.	295

Shares	Security Description	Value (000)
	IT Services (continued)
22,576	Cognizant Technology Solutions Corp. (a)	$1,265
525	CoreLogic, Inc. (a)	19
1,568	CSRA, Inc.	50
315	DST Systems, Inc.	34
479	Euronet Worldwide, Inc. (a)	35
1,740	Fidelity National Information Services, Inc.	132
3,001	First Data Corp. (a)	43
2,109	Fiserv, Inc. (a)	224
68,761	FleetCor Technologies, Inc. (a)	9,731
753	Gartner Group, Inc. (a)	76
1,448	Genpact Ltd. (a)	35
5,119	Global Payments, Inc.	355
31,333	International Business Machines Corp.	5,201
3,001	Jack Henry & Associates, Inc.	266
631	Leidos Holdings, Inc.	32
88,025	MasterCard, Inc., Class – A	9,089
12,080	Paychex, Inc.	735
45,084	PayPal Holdings, Inc. (a)	1,779
1,954	Sabre Corp.	49
412	Square, Inc., Class – A (a)	6
5,037	Teradata Corp. (a)	137
6,102	Total System Services, Inc.	299
1,461	Vantive, Inc. (a)	87
276,250	Visa, Inc., Class – A	21,554
19,004	Western Union Co.	413
371	WEX, Inc. (a)	41

		74,761

	Leisure Products — 0.06%
710	Brunswick Corp.	39
1,059	Hasbro, Inc.	82
3,213	Mattel, Inc.	89
2,483	Polaris Industries, Inc.^	204
84	Vista Outdoor, Inc. (a)	3

		417

	Life Sciences Tools & Services — 0.59%
806	Agilent Technologies, Inc.	37
1,412	Bio-Techne Corp.	145
1,021	Bruker Biosciences Corp.	22
449	Charles River Laboratories International, Inc. (a)	34
10,864	Illumina, Inc. (a)	1,391
1,019	Mettler-Toledo International, Inc. (a)	427
146	Patheon NV (a)	4
239	PerkinElmer, Inc.	12
1,060	Quintiles IMS Holdings, Inc. (a)	81
12,720	Thermo Electron Corp.	1,794
36	VWR Corp. (a)	1
3,024	Waters Corp. (a)	406

		4,354

	Machinery — 0.84%
1,366	Crane Co.	99
735	Deere & Co.	76
4,974	Donaldson Co., Inc.	209
4,535	Dover Corp.	340
748	Flowserve Corp.	36

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery — (continued)
9,013	Fortive Corp.	$483
530	Graco, Inc.	44
2,848	IDEX Corp.	256
11,085	Illinois Tool Works, Inc.	1,357
1,218	Ingersoll-Rand PLC	91
376	Lincoln Electric Holdings, Inc.	29
441	Manitowoc Foodservice Inc. (a)	9
544	Nordson, Inc.	61
318	PACCAR, Inc.	20
12,318	Parker Hannifin Corp.	1,725
2,016	Snap-on, Inc.	345
182	Stanley Black & Decker, Inc.	21
2,149	The Middleby Corp. (a)	277
1,020	The Toro Co.	57
504	WABCO Holdings, Inc. (a)	53
3,526	Wabtec Corp.	293
5,904	Xylem, Inc.	292

		6,173

	Marine — 0.01%
1,558	Kirby Corp. (a)	104

	Media — 1.59%
575	AMC Networks, Inc. (a)	30
46	Cable One, Inc.	29
3,694	CBS Corp., Class – B	235
9,154	Charter Communications, Inc., Class – A (a)	2,635
1,017	Cinemark Holdings, Inc.	39
136	Clear Channel Outdoor Holdings, Inc.	1
21,254	Comcast Corp., Class – A	1,467
1,342	Discovery Communications, Inc., Class – A (a)	37
2,091	Discovery Communications, Inc., Class – C (a)	56
1,597	Dish Network Corp. (a)	93
1,284	John Wiley & Sons, Inc., Class – A	70
311	Lions Gate Entertainment Corp., Class – A (a)	8
867	Lions Gate Entertainment Corp., Class – B (a)	22
759	Live Nation Entertainment, Inc. (a)	20
9,013	Omnicom Group, Inc.	767
181	Regal Entertainment Group, Class – A	4
3,336	Scripps Networks Interactive, Class – A	238
16,790	Sirius XM Holdings, Inc.	75
3,783	The Interpublic Group of Cos., Inc.	89
15	The Madison Square Garden Co., Class – A (a)	3
25,106	The Walt Disney Co.	2,616
29,377	Time Warner, Inc.	2,835
48	Tribune Media Co.	2
8,002	Twenty-First Century Fox, Inc.	224
3,570	Twenty-First Century Fox, Inc.	97
71	Viacom, Inc., Class – A	3
2,864	Viacom, Inc., Class – B	101

		11,796

	Metals & Mining — 0.01%
2,902	Freeport-McMoRan Copper & Gold, Inc. (a)	39
34	Royal Gold, Inc.	2
416	Southern Copper Corp.	13
369	Steel Dynamics, Inc.	13

		67

Shares	Security Description	Value (000)
	Multiline Retail — 0.42%
11,031	Dollar General Corp.	$817
8,532	Dollar Tree, Inc. (a)	658
5,292	Kohl’s Corp.	261
1,163	Nordstrom, Inc.	56
18,300	Target Corp.	1,322

		3,114

	Multi-Utilities — 0.00%
363	Dominion Resources, Inc.	28

	Oil, Gas & Consumable Fuels — 2.07%
2,508	Apache Corp.	159
3,060	Cabot Oil & Gas Corp.	71
407	Chesapeake Energy Corp. (a)	3
51,116	Chevron Corp.	6,015
154	Cimarex Energy Co.	21
13,447	Concho Resources, Inc. (a)	1,783
403	Continental Resources, Inc. (a)	21
472	Devon Energy Corp.	22
177	Diamondback Energy, Inc. (a)	18
17,182	EOG Resources, Inc.	1,737
57,114	Exxon Mobil Corp.	5,155
509	Newfield Exploration Co. (a)	21
2,024	ONEOK, Inc.	116
105	Parsley Energy, Inc., Class – A (a)	4
4,622	Southwestern Energy Co. (a)	50
1,021	Spectra Energy Corp.	42
1,085	The Williams Cos., Inc.	34
2,043	World Fuel Services Corp.	94

		15,366

	Personal Products — 0.09%
236	Coty, Inc., Class – A	4
707	Herbalife Ltd. (a)	34
1,759	Nu Skin Enterprises, Inc., Class – A	84
7,866	The Estee Lauder Cos., Inc., Class – A	602

		724

	Pharmaceuticals — 3.67%
820	Akorn, Inc. (a)	18
11,257	Allergan PLC (a)	2,364
68,694	Bristol-Myers Squibb Co.	4,014
36,651	Eli Lilly & Co.	2,696
48,644	Johnson & Johnson	5,604
78,068	Merck & Co., Inc.	4,596
1,371	Mylan NV (a)	52
211,412	Novo Nordisk A/S, Class – B, ADR	7,581
3,970	Pfizer, Inc.	129
4,331	Zoetis, Inc.	232

		27,286

	Professional Services — 0.23%
4,433	Equifax, Inc.	525
7,011	IHS Markit Ltd. (a)	248
2,654	Nielsen Holdings PLC	111
4,981	Robert Half International, Inc.	243
149	The Dun & Bradstreet Corp.	18
558	Transunion Holding Company, Inc. (a)	17
6,153	Versik Analytics, Inc., Class – A (a)	499

		1,661

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Management & Development — 0.01%
2,826	CBRE Group, Inc., Class – A (a)	$89

	Road & Rail — 1.27%
40	AMERCO, Inc.	15
810	Avis Budget Group, Inc. (a)	30
27,856	CSX Corp.	1,001
114	Hertz Global Holdings, Inc. (a)	2
3,367	Hunt (JB) Transportation Services, Inc.	327
61,663	Kansas City Southern	5,231
1,637	Landstar System, Inc.	140
407	Old Dominion Freight Line, Inc. (a)	35
25,628	Union Pacific Corp.	2,657

		9,438

	Semiconductors & Semiconductor Equipment — 3.03%
8,701	Analog Devices, Inc.	632
7,399	Applied Materials, Inc.	239
3,596	Broadcom Limited	636
289	Cree, Inc. (a)	8
136,530	Intel Corp.	4,952
1,509	KLA-Tencor Corp.	119
1,200	Lam Research Corp.	127
7,687	Linear Technology Corp.	479
2,740	Maxim Integrated Products, Inc.	106
1,980	Microchip Technology, Inc.	127
49,624	NVIDIA Corp.	5,296
24,554	NXP Semiconductors NV (a)	2,407
328	ON Semiconductor Corp. (a)	4
107	Qorvo, Inc. (a)	6
98,061	Qualcomm, Inc.	6,393
1,641	Skyworks Solutions, Inc.	123
9,586	Texas Instruments, Inc.	699
3,750	Versum Materials, Inc. (a)	105
761	Xilinx, Inc.	46

		22,504

	Software — 8.39%
5,354	Activision Blizzard, Inc.	193
43,013	Adobe Systems, Inc. (a)	4,428
2,719	ANSYS, Inc.(a)	251
208	Atlassian Corp. PLC, Class – A (a)	5
1,632	Autodesk, Inc. (a)	121
2,820	Cadence Design Systems, Inc. (a)	71
1,465	CDK Global, Inc.	87
6,004	Citrix Systems, Inc. (a)	536
216	Dell Technologies, Inc., Class – V (a)	12
2,764	Electronic Arts, Inc. (a)	218
281	FireEye, Inc. (a)	3
1,367	Fortinet, Inc. (a)	41
693	Guidewire Software, Inc. (a)	34
9,973	Intuit, Inc.	1,143
688	Manhattan Associates, Inc. (a)	36
258,740	Microsoft Corp.	16,079
22,668	Mobileye NV (a)	864
1,648	Nuance Communications, Inc. (a)	25
91,717	Oracle Corp.	3,527
510	PTC, Inc. (a)	24

Shares	Security Description	Value (000)
	Software (continued)
155,736	Red Hat, Inc. (a)	$10,856
181,282	Salesforce.com, Inc. (a)	12,412
87,867	SAP AG, ADR^	7,594
1,485	Servicenow, Inc. (a)	110
29,569	Splunk, Inc. (a)	1,512
1,462	SS&C Technologies Holdings, Inc.	42
882	Symantec Corp.	21
151	Synopsys, Inc. (a)	9
531	Tableau Software, Inc., Class – A (a)	22
259	The Ultimate Software Group, Inc. (a)	47
312	Tyler Technologies, Inc. (a)	45
2,568	VMware, Inc., Class – A (a)	202
25,033	Workday, Inc., Class – A (a)	1,654

		62,224

	Specialty Retail — 4.16%
1,815	Aaron’s, Inc.	58
2,653	Advance Auto Parts, Inc.	449
206	AutoNation, Inc. (a)	10
1,117	AutoZone, Inc. (a)	882
4,925	Bed Bath & Beyond, Inc.	200
8,473	Best Buy Co., Inc.	362
389	Burlington Stores, Inc. (a)	33
50	Cabela’s, Inc., Class – A (a)	3
1,871	CarMax, Inc. (a)	120
3,227	Dick’s Sporting Goods, Inc.	171
1,144	Foot Locker, Inc.	81
2,943	GameStop Corp., Class – A	74
6,784	Gap, Inc.	152
224,135	Industria de Diseno Textil SA, ADR	3,804
416	L Brands, Inc.	27
126,701	Lowe’s Cos., Inc.	9,012
727	Michaels Cos., Inc. The (a)	15
230	Murphy USA, Inc. (a)	14
15,179	O’Reilly Automotive, Inc. (a)	4,227
15,177	Ross Stores, Inc.	996
1,405	Sally Beauty Holdings, Inc. (a)	37
677	Signet Jewelers Ltd.	64
18,158	Staples, Inc.	164
31,153	The Home Depot, Inc.	4,177
52,669	The TJX Cos., Inc.	3,957
3,149	Tiffany & Co.	244
1,257	Tractor Supply Co.	95
5,268	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,343
3,134	Urban Outfitters, Inc. (a)	89
846	Williams-Sonoma, Inc.	41

		30,901

	Technology Hardware, Storage & Peripherals — 4.09%
261,663	Apple, Inc.	30,306
1,185	NCR Corp. (a)	48

		30,354

	Textiles, Apparel & Luxury Goods — 2.56%
36,854	adidas AG, ADR	2,895
1,948	Carter’s, Inc.	168
8,195	Coach, Inc.	287
1,214	Fossil Group, Inc. (a)	31

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
3,551	Hanesbrands, Inc.	$77
1,248	Kate Spade & Co. (a)	23
4,021	Lululemon Athletica, Inc. (a)	261
6,616	Michael Kors Holdings Ltd. (a)	284
270,288	NIKE, Inc., Class – B	13,740
1,713	Ralph Lauren Corp.	155
1,259	Skechers USA, Inc., Class – A (a)	31
6,764	Under Armour, Inc., Class – A^ (a)	196
6,814	Under Armour, Inc., Class – C (a)	172
12,750	V.F. Corp.	680

		19,000

	Tobacco — 0.92%
18,655	Altria Group, Inc.	1,261
44,284	Philip Morris International, Inc.	4,052
27,633	Reynolds American, Inc.	1,549

		6,862

	Trading Companies & Distributors — 0.19%
476	Air Lease Corp.	16
10,862	Fastenal Co.	510
1,896	HD Supply Holdings, Inc. (a)	81
38	Herc Holdings, Inc. (a)	2
1,508	MSC Industrial Direct Co., Inc., Class – A	139
3,048	NOW, Inc. (a)	62
712	United Rentals, Inc. (a)	75
2,255	W.W. Grainger, Inc.	524
250	Watsco, Inc.	37

		1,446

	Wireless Telecommunication Services — 0.01%
1,660	T-Mobile US, Inc. (a)	95

	Total Common Stocks	720,333

	U.S. Treasury Obligation — 0.00%
$20	U.S. Treasury Bill, 0.48%, 3/16/17 (b)(c)	20

	Total U.S. Treasury Obligation	20

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.91%
$6,787	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	$6,787

	Total Time Deposit	6,787

	Mutual Funds — 2.34%
3,494,574	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^ (d)	3,495
2,518	State Street Institutional Treasury Money Market Fund, 0.35% (d)	3
13,896,270	State Street Institutional Treasury Plus Money Market Fund, 0.35% (d)	13,895

	Total Mutual Funds	17,393

	Repurchase Agreement — 0.23%
$1,696	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $1,695,764 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $1,729,597)^^	1,696

	Total Repurchase Agreement	1,696

	Total Investments (cost $545,224) — 100.54%	746,229
	Liabilities in excess of other assets — (0.54)%	(3,992)

	Net Assets — 100.00%	$742,237

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $5,069 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	23.33%	40.80%	—	32.93%	—	97.06%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.28%	—	—	0.63%	—	0.91%
Mutual Funds	0.11%	0.29%	0.19%	0.33%	1.42%	2.34%
Repurchase Agreement	0.05%	0.01%	—	0.17%	—	0.23%
Other Assets (Liabilities)	-0.20%	0.00%	0.14%	-0.48%	0.00%	-0.54%

Total Net Assets	23.57%	41.10%	0.33%	33.58%	1.42%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Short Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(41)	E-Mini NASDAQ 100 Future	$(3,988)	3/17/17	$57
(37)	E-Mini S&P 500 Future	(4,137)	3/17/17	37
(8)	E-Mini S&P Midcap 400 Future	(1,327)	3/17/17	8

	Net Unrealized Appreciation/(Depreciation)			$102

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.56%
	Aerospace & Defense — 2.09%
1,221	B/E Aerospace, Inc.	$73
1,124	BWX Technologies, Inc.	45
12,823	General Dynamics Corp.	2,214
251	HEICO Corp.	19
468	HEICO Corp., Class – A	32
1,113	Hexcel Corp.	57
459	Huntington Ingalls Industries, Inc.	85
3,428	L-3 Communications Holdings, Inc.	521
14,336	Lockheed Martin Corp.	3,583
1,978	Northrop Grumman Corp.	460
14,104	Raytheon Co.	2,003
7,144	Rockwell Collins, Inc.	663
826	Spirit Aerosystems Holdings, Inc., Class – A	48
994	Textron, Inc.	48
33,527	The Boeing Co.	5,220
605	TransDigm Group, Inc.	151
34,769	United Technologies Corp.	3,811

		19,033

	Air Freight & Logistics — 0.28%
7,766	C.H. Robinson Worldwide, Inc.	569
9,475	Expeditors International of Washington, Inc.	502
2,984	FedEx Corp.	556
8,251	United Parcel Service, Inc., Class – B	945

		2,572

	Airlines — 0.11%
1,163	Alaska Air Group, Inc.	103
7,162	Delta Air Lines, Inc.	352
234	JetBlue Airways Corp. (a)	5
7,621	Southwest Airlines Co.	381
3,083	Spirit Airlines, Inc. (a)	178

		1,019

	Auto Components — 0.04%
233	Adient PLC (a)	14
327	BorgWarner, Inc.	13
3,270	Delphi Automotive PLC	220
2,208	Gentex Corp.	43
721	Lear Corp.	95
417	Visteon Corp.	34

		419

	Automobiles — 0.26%
2,134	Harley-Davidson, Inc.	124
10,390	Tesla Motors, Inc.^ (a)	2,221
579	Thor Industries, Inc.	58

		2,403

	Banks — 0.45%
15,761	Citizens Financial Group, Inc.	562
2,338	Cullen/Frost Bankers, Inc.	206
7,359	First Republic Bank	678
28,510	JPMorgan Chase & Co.	2,460
369	Signature Bank (a)	55
460	SVB Financial Group (a)	79
669	Western Alliance Bancorp (a)	33

		4,073

Shares	Security Description	Value (000)
	Beverages — 2.43%
609	Brown-Forman Corp., Class – A	$28
14,529	Brown-Forman Corp., Class – B	653
9,274	Constellation Brands, Inc., Class – A	1,422
10,168	Dr. Pepper Snapple Group, Inc.	922
67,053	Monster Beverage Corp. (a)	2,973
76,605	PepsiCo, Inc.	8,015
193,685	The Coca-Cola Co.	8,030

		22,043

	Biotechnology — 4.22%
19,301	AbbVie, Inc.	1,209
1,158	Acadia Pharmaceuticals, Inc. (a)	33
399	Agios Pharmaceuticals, Inc. (a)	17
25,746	Alexion Pharmaceuticals, Inc. (a)	3,150
1,774	Alkermes PLC (a)	99
779	Alnylam Pharmaceuticals, Inc. (a)	29
73,090	Amgen, Inc.	10,686
2,611	Biogen Idec, Inc. (a)	740
16,611	BioMarin Pharmaceutical, Inc. (a)	1,376
52,196	Celgene Corp. (a)	6,042
15,803	Gilead Sciences, Inc.	1,132
1,951	Incyte Corp. (a)	196
201	Intercept Pharmaceuticals, Inc. (a)	22
715	Intrexon Corp. (a)	17
1,451	Ionis Pharmaceuticals, Inc. (a)	69
750	Juno Therapeutics, Inc. (a)	14
1,031	Neurocrine Biosciences, Inc. (a)	40
3,576	OPKO Health, Inc. (a)	33
24,312	Regeneron Pharmaceuticals, Inc. (a)	8,925
1,137	Seattle Genetics, Inc. (a)	60
20,167	Shire PLC, ADR	3,436
164	United Therapeutics Corp. (a)	24
12,756	Vertex Pharmaceuticals, Inc. (a)	940

		38,289

	Building Products — 0.06%
1,720	A.O. Smith Corp.	81
1,132	Allegion PLC	72
1,800	Fortune Brands Home & Security, Inc.	97
2,336	Johnson Controls International PLC	97
434	Lennox International, Inc.	66
2,540	Masco Corp.	80

		493

	Capital Markets — 2.29%
553	Affiliated Managers Group, Inc. (a)	80
565	Ameriprise Financial, Inc.	63
360	Artisan Partners Asset Management, Inc., Class – A	11
4,411	CBOE Holdings, Inc.	326
13,276	CME Group, Inc.	1,531
215	Donnelley Financial Solutions, Inc. (a)	5
1,316	Eaton Vance Corp.	55
2,254	FactSet Research Systems, Inc.	368
5,081	Federated Investors, Inc., Class – B	144
16,407	Franklin Resources, Inc.	649
17,438	Goldman Sachs Group, Inc.	4,175
70	Interactive Brokers Group, Inc., Class – A	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
3,383	IntercontinentalExchange Group, Inc.	$191
872	Invesco Ltd.	26
169	Lazard Ltd., Class – A	7
119	LPL Financial Holdings, Inc.	4
432	MarketAxess Holdings, Inc.	63
1,819	Moody’s Corp.	171
39,437	Morgan Stanley	1,666
1,026	Morningstar, Inc.	75
1,073	MSCI, Inc. Common	85
2,256	NorthStar Asset Management Group, Inc.	34
32,803	S&P Global, Inc.	3,528
7,345	SEI Investments Co.	363
65,797	State Street Corp.	5,113
13,070	T. Rowe Price Group, Inc.	984
13,891	TD Ameritrade Holding Corp.	606
11,039	The Charles Schwab Corp.	436
3,513	Waddell & Reed Financial, Inc., Class – A	69

		20,831

	Chemicals — 2.09%
360	Advansix, Inc. (a)	8
10,941	Air Products & Chemicals, Inc.	1,574
15,658	Albemarle Corp.	1,348
1,946	Axalta Coating Systems Ltd. (a)	53
179	Celanese Corp., Series A	14
10,434	E.I. du Pont de Nemours & Co.	766
90,198	Ecolab, Inc.	10,573
1,273	FMC Corp.	72
4,352	International Flavors & Fragrances, Inc.	513
1,809	LyondellBasell Industries NV, Class – A	155
3,377	Monsanto Co.	355
83	NewMarket Corp.	35
3,155	PPG Industries, Inc.	299
15,005	Praxair, Inc.	1,758
1,538	RPM International, Inc.	83
503	The Scotts Miracle-Gro Co.	48
4,324	The Sherwin-Williams Co.	1,162
925	Valspar Corp.	96
472	W.R. Grace & Co.	32

		18,944

	Commercial Services & Supplies — 0.26%
4,995	Cintas Corp.	578
40	Clean Harbors, Inc. (a)	2
6,235	Copart, Inc. (a)	345
1,536	Covanta Holding Corp.	24
1,643	KAR Auction Services, Inc.	70
215	LSC Communications, Inc.	6
2,275	Pitney Bowes, Inc.	35
5,156	Rollins, Inc.	174
574	RR Donnelley & Sons Co.	9
4,466	Stericycle, Inc. (a)	344
5,214	Waste Connections, Inc.	410
4,358	Waste Management, Inc.	309

		2,306

Shares	Security Description	Value (000)
	Communications Equipment — 1.06%
1,886	Arista Networks, Inc. (a)	$183
562	Arris International PLC (a)	17
215,860	Cisco Systems, Inc.	6,523
1,540	Commscope Holding, Inc. (a)	57
3,844	F5 Networks, Inc. (a)	556
5,199	Harris Corp.	533
264	Motorola Solutions, Inc.	22
13,589	Palo Alto Networks, Inc. (a)	1,699

		9,590

	Construction & Engineering — 0.07%
5,911	Fluor Corp.	310
5,364	Jacobs Engineering Group, Inc. (a)	306
515	Quanta Services, Inc. (a)	18
217	Valmont Industries, Inc.	31

		665

	Construction Materials — 0.04%
563	Eagle Materials, Inc., Class – A	55
677	Martin Marietta Materials, Inc.	150
1,474	Vulcan Materials Co.	185

		390

	Consumer Finance — 0.16%
110	Credit Acceptance Corp. (a)	24
1,599	Discover Financial Services	115
35,057	Synchrony Financial	1,272

		1,411

	Containers & Packaging — 0.12%
2,822	AptarGroup, Inc.	208
992	Avery Dennison Corp.	70
2,013	Ball Corp.	151
132	Bemis Co., Inc.	6
1,444	Berry Plastics Group, Inc. (a)	70
1,587	Crown Holdings, Inc. (a)	83
2,709	Graphic Packaging Holding Co.	34
1,956	Owens-Illinois, Inc. (a)	34
1,102	Packaging Corp. of America	93
2,316	Sealed Air Corp.	105
517	Silgan Holdings	26
4,227	Sonoco Products Co.	224

		1,104

	Distributors — 0.14%
7,941	Genuine Parts Co.	758
16,562	LKQ Corp. (a)	508
485	Pool Corp.	51

		1,317

	Diversified Consumer Services — 0.01%
2,246	Service Corp. International	64
1,622	ServiceMaster Global Holdings, Inc. (a)	61

		125

	Diversified Telecommunication Services — 0.16%
935	SBA Communications Corp., Class – A (a)	97
24,346	Verizon Communications, Inc.	1,300
1,930	Zayo Group Holdings, Inc. (a)	63

		1,460

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 0.31%
527	Acuity Brands, Inc.	$122
10,708	AMETEK, Inc.	520
29,503	Emerson Electric Co.	1,645
2,869	Hubbell, Inc.	335
1,212	Rockwell Automation, Inc.	163

		2,785

	Electronic Equipment, Instruments & Components — 0.21%
16,581	Amphenol Corp., Class – A	1,113
1,918	CDW Corporation of Delaware	100
976	Cognex Corp.	62
2,059	Dolby Laboratories, Inc., Class – A	93
1,358	Fitbit, Inc., Class – A (a)	10
5,914	FLIR Systems, Inc.	214
362	IPG Photonics Corp. (a)	36
5,769	National Instruments Corp.	178
2,352	Trimble Navigation Ltd. (a)	71
1,341	VeriFone Systems, Inc. (a)	24
513	Zebra Technologies Corp., Class – A (a)	44

		1,945

	Energy Equipment & Services — 1.77%
69,208	Core Laboratories NV	8,309
1,655	Dril-Quip, Inc. (a)	99
9,845	FMC Technologies, Inc. (a)	350
1,482	Franks International NV	18
18,860	Halliburton Co.	1,020
4,163	Helmerich & Payne, Inc.	322
16,529	National Oilwell Varco, Inc.	619
4,185	Oceaneering International, Inc.	118
62,106	Schlumberger Ltd.	5,214

		16,069

	Equity Real Estate Investment Trusts — 1.15%
107	Alexandria Real Estate Equities, Inc.	12
5,041	American Tower Corp.	533
309	Boston Properties, Inc.	39
79	Care Capital Properties, Inc.	2
4,942	Corecivic, Inc.	121
3,780	Crown Castle International Corp.	328
1,457	CubeSmart	39
751	CyrusOne, Inc.	34
1,341	Digital Realty Trust, Inc.	132
991	Empire State Realty Trust, Inc., Class – A	20
20,533	Equinix, Inc.	7,338
902	Equity Lifestyle Properties, Inc.	65
321	Essex Property Trust, Inc.	75
1,421	Extra Space Storage, Inc.	110
832	Federal Realty Investment Trust	118
2,209	Gaming & Leisure Properties, Inc.	68
1,200	Healthcare Trust of America, Inc., Class – A	35
3,068	Iron Mountain, Inc.	100
981	Lamar Advertising Co., Class – A	66
363	Life Storage, Inc.	31
812	OMEGA Healthcare Investors, Inc.	25
215	Outfront Media, Inc.	5

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
1,757	Public Storage	$393
200	Regency Centers Corp.	14
266	Senior Housing Properties Trust	5
3,328	Simon Property Group, Inc.	591
1,017	Tanger Factory Outlet Centers, Inc.	36
355	Taubman Centers, Inc.	26
1,253	Ventas, Inc.	78

		10,439

	Food & Staples Retailing — 3.37%
464	Casey’s General Stores, Inc.	55
43,727	Costco Wholesale Corp.	7,001
59,777	CVS Caremark Corp.	4,717
12,130	Rite Aid Corp. (a)	100
8,262	Sprouts Farmers Market, Inc. (a)	156
31,054	Sysco Corp.	1,719
11,317	The Kroger Co.	391
431	US Foods Holding Corp. (a)	12
38,198	Walgreens Boots Alliance, Inc.	3,161
66,368	Wal-Mart Stores, Inc.	4,587
282,673	Whole Foods Market, Inc.	8,696

		30,595

	Food Products — 1.56%
768	Blue Buffalo Pet Products, Inc. (a)	18
9,451	Campbell Soup Co.	572
4,067	ConAgra Foods, Inc.	161
9,215	Flowers Foods, Inc.	184
7,063	General Mills, Inc.	436
7,731	Hershey Co.	800
13,931	Hormel Foods Corp.	485
598	Ingredion, Inc.	75
2,749	Kellogg Co.	203
1,355	Lamb Weston Holding, Inc. (a)	51
6,593	McCormick & Co., Inc.	615
8,505	Mead Johnson Nutrition Co.	602
201,361	Mondelez International, Inc., Class – A	8,925
82	Pilgrim’s Pride Corp.	2
448	Post Holdings, Inc. (a)	36
923	The Hain Celestial Group, Inc. (a)	36
4,950	The J.M. Smucker Co.	634
902	The Kraft Heinz Co.	79
222	TreeHouse Foods, Inc. (a)	16
1,608	Tyson Foods, Inc., Class – A	99
2,048	Whitewave Foods Co. (a)	114

		14,143

	Health Care Equipment & Supplies — 2.43%
62,559	Abbott Laboratories	2,402
475	Abiomed, Inc. (a)	54
155	Alere, Inc. (a)	6
852	Align Technology, Inc. (a)	82
23,340	Baxter International, Inc.	1,035
11,248	Becton, Dickinson & Co.	1,862
16,043	Boston Scientific Corp. (a)	347
3,968	C.R. Bard, Inc.	891
26,822	Danaher Corp.	2,088
10,108	Dentsply Sirona, Inc.	584

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
969	DexCom, Inc. (a)	$58
11,555	Edwards Lifesciences Corp. (a)	1,083
738	Hill-Rom Holdings, Inc.	41
3,288	Hologic, Inc. (a)	132
5,016	IDEXX Laboratories, Inc. (a)	588
1,999	Intuitive Surgical, Inc. (a)	1,268
59,869	Medtronic PLC	4,265
7,514	ResMed, Inc.	466
14,074	St. Jude Medical, Inc.	1,129
18,020	Stryker Corp.	2,159
108	Teleflex, Inc.	17
436	The Cooper Cos., Inc.	76
5,323	Varian Medical Systems, Inc. (a)	478
848	West Pharmaceutical Services, Inc.	72
8,274	Zimmer Holdings, Inc.	854

		22,037

	Health Care Providers & Services — 2.75%
242	Acadia Healthcare Co., Inc. (a)	8
16,031	Aetna, Inc.	1,988
2,095	AmerisourceBergen Corp.	164
11,954	Anthem, Inc.	1,719
3,594	Cardinal Health, Inc.	259
1,450	Centene Corp. (a)	82
1,002	CIGNA Corp.	134
780	DaVita Healthcare Partners, Inc. (a)	50
1,010	Envision Healthcare Corp. (a)	64
34,951	Express Scripts Holding Co. (a)	2,404
2,495	HCA Holdings, Inc. (a)	185
4,497	Henry Schein, Inc. (a)	682
1,672	Humana, Inc.	341
4,735	Laboratory Corp. of America Holdings (a)	608
12,444	McKesson Corp.	1,748
4,639	MEDNAX, Inc. (a)	309
4,585	Patterson Cos., Inc.	188
134	Premier, Inc., Class – A (a)	4
5,974	Quest Diagnostics, Inc.	549
1,020	Tenet Healthcare Corp. (a)	15
79,165	UnitedHealth Group, Inc.	12,669
4,089	Universal Health Services, Inc., Class – B	435
4,371	VCA Antech, Inc. (a)	300
489	WellCare Health Plans, Inc. (a)	67

		24,972

	Health Care Technology — 0.80%
466	athenahealth, Inc. (a)	49
149,005	Cerner Corp. (a)	7,058
569	Inovalon Holdings, Inc., Class – A (a)	6
4,253	Veeva Systems, Inc. (a)	173

		7,286

	Hotels, Restaurants & Leisure — 4.16%
1,236	Aramark	44
671	Brinker International, Inc.	33
22,389	Chipotle Mexican Grill, Inc. (a)	8,448
1,715	Choice Hotels International, Inc.	96
1,375	Darden Restaurants, Inc.	100

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
588	Domino’s Pizza, Inc.	$94
1,100	Dunkin’ Brands Group, Inc.	58
98	Extended Stay America, Inc.	2
5,434	Hilton Worldwide Holdings, Inc.	148
63	Hyatt Hotels Corp., Class – A (a)	3
4,321	Las Vegas Sands Corp.	231
55,363	Marriott International, Inc., Class – A	4,577
49,893	McDonald’s Corp.	6,073
573	MGM Resorts International (a)	17
208	Norwegian Cruise Line Holdings Ltd. (a)	9
1,236	Panera Bread Co., Class – A (a)	253
863	Six Flags Entertainment Corp.	52
277,693	Starbucks Corp.	15,417
1,548	The Wendy’s Co.	21
469	Vail Resorts, Inc.	76
1,299	Wyndham Worldwide Corp.	99
861	Wynn Resorts Ltd.	74
20,940	Yum China Holdings, Inc. (a)	547
20,940	YUM! Brands, Inc.	1,326

		37,798

	Household Durables — 0.12%
89	CalAtlantic Group, Inc.	3
2,188	D.R. Horton, Inc.	60
5,026	Garmin Ltd.	244
396	Harman International Industries, Inc.	44
1,563	Leggett & Platt, Inc.	76
1,116	Lennar Corp., Class – A	48
50	Lennar Corp., Class – B	2
575	Mohawk Industries, Inc. (a)	114
5,593	Newell Rubbermaid, Inc.	249
41	NVR, Inc. (a)	68
1,294	PulteGroup, Inc.	24
639	Tempur Sealy International, Inc. (a)	44
889	Toll Brothers, Inc. (a)	28
607	Tupperware Brands Corp.	32
97	Whirlpool Corp.	18

		1,054

	Household Products — 2.40%
14,026	Church & Dwight Co., Inc.	620
165,472	Colgate-Palmolive Co.	10,829
185	Energizer Holdings, Inc.	8
18,806	Kimberly-Clark Corp.	2,146
291	Spectrum Brands Holdings, Inc.	36
6,735	The Clorox Co.	808
87,227	The Procter & Gamble Co.	7,334

		21,781

	Industrial Conglomerates — 0.98%
33,615	3M Co.	6,003
2,969	Carlisle Cos., Inc.	327
21,320	General Electric Co.	674
9,079	Honeywell International, Inc.	1,052
4,852	Roper Industries, Inc.	888

		8,944

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance — 0.48%
60	AmTrust Financial Services, Inc.	$2
15,007	Aon PLC	1,674
1,422	Arthur J. Gallagher & Co.	74
4,962	Brown & Brown, Inc.	223
228	Erie Indemnity Co., Class – A	26
645	Lincoln National Corp.	43
28,700	Marsh & McLennan Cos., Inc.	1,939
715	The Progressive Corp.	25
5,295	Torchmark Corp.	390
1,092	XL Group Ltd.	41

		4,437

	Internet & Direct Marketing Retail — 4.69%
31,855	Amazon.com, Inc. (a)	23,887
10,134	Expedia, Inc.	1,148
4,654	Groupon, Inc. (a)	15
95	Liberty Expedia Holdings, Class – A (a)	4
2,954	Liberty Interactive Corp., QVC Group (a)	59
143	Liberty Ventures, Class – A (a)	5
39,781	Netflix, Inc. (a)	4,925
8,411	Priceline.com, Inc. (a)	12,331
6,209	TripAdvisor, Inc. (a)	288

		42,662

	Internet Software & Services — 6.89%
1,807	Akamai Technologies, Inc. (a)	120
65,821	Alibaba Group Holding Ltd., ADR (a)	5,780
20,293	Alphabet, Inc., Class – A (a)	16,081
22,475	Alphabet, Inc., Class – C (a)	17,346
23	CommerceHub, Inc., Series A (a)	—
48	CommerceHub, Inc., Series C (a)	1
377	CoStar Group, Inc. (a)	71
12,710	eBay, Inc. (a)	377
149,628	Facebook, Inc., Class – A (a)	17,214
621	GoDaddy, Inc., Class – A (a)	22
667	InterActiveCorp (a)	43
279	Match Group, Inc. (a)	5
133	Nutanix, Inc., Class – A (a)	4
2,300	Pandora Media, Inc. (a)	30
216,651	Tencent Holdings Ltd., ADR	5,247
89	Twilio, Inc., Class – A (a)	3
6,596	Twitter, Inc. (a)	108
1,120	VeriSign, Inc. (a)	85
620	Yelp, Inc. (a)	24
461	Zillow Group, Inc., Class – A (a)	17
866	Zillow Group, Inc., Class – C (a)	32

		62,610

	IT Services — 9.24%
33,727	Accenture PLC, Class – A	3,950
32,558	Alliance Data Systems Corp.	7,440
6,514	Amdocs Ltd.	379
110,830	Automatic Data Processing, Inc.	11,391
223	Black Knight Financial Services, Inc., Class – A (a)	8
1,292	Booz Allen Hamilton Holding Corp.	47
6,422	Broadridge Financial Solutions, Inc.	426

Shares	Security Description	Value (000)
	IT Services (continued)
32,597	Cognizant Technology Solutions Corp. (a)	$1,826
638	CoreLogic, Inc. (a)	23
1,963	CSRA, Inc.	63
395	DST Systems, Inc.	42
599	Euronet Worldwide, Inc. (a)	43
2,177	Fidelity National Information Services, Inc.	165
3,754	First Data Corp. (a)	53
2,638	Fiserv, Inc. (a)	280
63,905	FleetCor Technologies, Inc. (a)	9,044
943	Gartner Group, Inc. (a)	95
1,813	Genpact Ltd. (a)	44
7,346	Global Payments, Inc.	510
45,835	International Business Machines Corp.	7,608
4,337	Jack Henry & Associates, Inc.	385
790	Leidos Holdings, Inc.	40
111,961	MasterCard, Inc., Class – A	11,560
17,433	Paychex, Inc.	1,061
65,269	PayPal Holdings, Inc. (a)	2,576
2,446	Sabre Corp.	61
499	Square, Inc., Class – A (a)	7
7,280	Teradata Corp. (a)	198
8,825	Total System Services, Inc.	433
1,827	Vantive, Inc. (a)	109
302,642	Visa, Inc., Class – A	23,613
27,494	Western Union Co.	597
464	WEX, Inc. (a)	52

		84,129

	Leisure Products — 0.06%
888	Brunswick Corp.	48
1,325	Hasbro, Inc.	103
4,019	Mattel, Inc.	111
3,599	Polaris Industries, Inc.^	297
103	Vista Outdoor, Inc. (a)	4

		563

	Life Sciences Tools & Services — 0.65%
1,009	Agilent Technologies, Inc.	46
2,037	Bio-Techne Corp.	209
1,278	Bruker Biosciences Corp.	27
561	Charles River Laboratories International, Inc. (a)	43
12,557	Illumina, Inc. (a)	1,608
1,485	Mettler-Toledo International, Inc. (a)	622
183	Patheon NV (a)	5
302	PerkinElmer, Inc.	16
1,326	Quintiles IMS Holdings, Inc. (a)	101
18,762	Thermo Electron Corp.	2,647
44	VWR Corp. (a)	1
4,341	Waters Corp. (a)	583

		5,908

	Machinery — 0.93%
2,054	Crane Co.	148
919	Deere & Co.	95
7,234	Donaldson Co., Inc.	304
6,865	Dover Corp.	514
936	Flowserve Corp.	45

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
13,416	Fortive Corp.	$720
664	Graco, Inc.	55
4,130	IDEX Corp.	372
16,026	Illinois Tool Works, Inc.	1,963
1,524	Ingersoll-Rand PLC	113
471	Lincoln Electric Holdings, Inc.	36
535	Manitowoc Foodservice Inc. (a)	10
681	Nordson, Inc.	76
387	PACCAR, Inc.	25
14,140	Parker Hannifin Corp.	1,980
2,941	Snap-on, Inc.	504
228	Stanley Black & Decker, Inc.	26
3,109	The Middleby Corp. (a)	400
1,276	The Toro Co.	71
630	WABCO Holdings, Inc. (a)	67
5,114	Wabtec Corp.	425
8,676	Xylem, Inc.	430

		8,379

	Marine — 0.02%
2,360	Kirby Corp. (a)	157

	Media — 1.58%
721	AMC Networks, Inc. (a)	38
57	Cable One, Inc.	35
4,621	CBS Corp., Class – B	294
10,704	Charter Communications, Inc., Class – A (a)	3,082
1,273	Cinemark Holdings, Inc.	49
176	Clear Channel Outdoor Holdings, Inc.	1
26,635	Comcast Corp., Class – A	1,839
1,678	Discovery Communications, Inc., Class – A (a)	46
2,616	Discovery Communications, Inc., Class – C (a)	70
1,998	Dish Network Corp. (a)	116
1,946	John Wiley & Sons, Inc., Class – A	106
390	Lions Gate Entertainment Corp., Class – A (a)	10
1,086	Lions Gate Entertainment Corp., Class – B (a)	27
949	Live Nation Entertainment, Inc. (a)	25
13,036	Omnicom Group, Inc.	1,109
219	Regal Entertainment Group, Class – A	5
4,828	Scripps Networks Interactive, Class – A	345
21,006	Sirius XM Holdings, Inc.	93
4,732	The Interpublic Group of Cos., Inc.	111
19	The Madison Square Garden Co., Class – A (a)	3
30,416	The Walt Disney Co.	3,170
34,198	Time Warner, Inc.	3,301
58	Tribune Media Co.	2
10,012	Twenty-First Century Fox, Inc.	281
4,467	Twenty-First Century Fox, Inc.	122
86	Viacom, Inc., Class – A	3
3,583	Viacom, Inc., Class – B	126

		14,409

	Metals & Mining — 0.01%
3,584	Freeport-McMoRan Copper & Gold, Inc. (a)	48
41	Royal Gold, Inc.	3
509	Southern Copper Corp.	16
462	Steel Dynamics, Inc.	16

		83

Shares	Security Description	Value (000)
	Multiline Retail — 0.50%
15,970	Dollar General Corp.	$1,183
12,334	Dollar Tree, Inc. (a)	952
7,983	Kohl’s Corp.	394
1,454	Nordstrom, Inc.	70
27,490	Target Corp.	1,985

		4,584

	Multi-Utilities — 0.00%
454	Dominion Resources, Inc.	35

	Oil, Gas & Consumable Fuels — 2.40%
3,138	Apache Corp.	199
3,828	Cabot Oil & Gas Corp.	89
493	Chesapeake Energy Corp. (a)	3
77,201	Chevron Corp.	9,088
188	Cimarex Energy Co.	26
15,423	Concho Resources, Inc. (a)	2,045
490	Continental Resources, Inc. (a)	25
590	Devon Energy Corp.	27
211	Diamondback Energy, Inc. (a)	21
19,783	EOG Resources, Inc.	2,000
86,262	Exxon Mobil Corp.	7,786
638	Newfield Exploration Co. (a)	26
2,465	ONEOK, Inc.	142
127	Parsley Energy, Inc., Class – A (a)	4
5,783	Southwestern Energy Co. (a)	63
1,277	Spectra Energy Corp.	52
1,357	The Williams Cos., Inc.	42
3,096	World Fuel Services Corp.	142

		21,780

	Personal Products — 0.11%
296	Coty, Inc., Class – A	5
884	Herbalife Ltd. (a)	43
2,614	Nu Skin Enterprises, Inc., Class – A	125
11,344	The Estee Lauder Cos., Inc., Class – A	868

		1,041

	Pharmaceuticals — 3.74%
1,027	Akorn, Inc. (a)	22
13,119	Allergan PLC (a)	2,755
80,454	Bristol-Myers Squibb Co.	4,702
52,935	Eli Lilly & Co.	3,893
72,274	Johnson & Johnson	8,328
117,889	Merck & Co., Inc.	6,940
1,715	Mylan NV (a)	65
190,797	Novo Nordisk A/S, Class – B, ADR	6,842
4,966	Pfizer, Inc.	161
5,418	Zoetis, Inc.	290

		33,998

	Professional Services — 0.27%
6,447	Equifax, Inc.	762
10,565	IHS Markit Ltd. (a)	375
3,320	Nielsen Holdings PLC	139
7,200	Robert Half International, Inc.	351
187	The Dun & Bradstreet Corp.	23
698	Transunion Holding Company, Inc. (a)	22
8,899	Versik Analytics, Inc., Class – A (a)	722

		2,394

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Management & Development — 0.01%
3,535	CBRE Group, Inc., Class – A (a)	$111

	Road & Rail — 1.21%
51	AMERCO, Inc.	19
1,013	Avis Budget Group, Inc. (a)	37
42,058	CSX Corp.	1,511
138	Hertz Global Holdings, Inc. (a)	3
4,868	Hunt (JB) Transportation Services, Inc.	473
55,647	Kansas City Southern	4,721
2,360	Landstar System, Inc.	201
509	Old Dominion Freight Line, Inc. (a)	44
38,373	Union Pacific Corp.	3,979

		10,988

	Semiconductors & Semiconductor Equipment — 3.22%
13,134	Analog Devices, Inc.	954
9,258	Applied Materials, Inc.	299
4,499	Broadcom Limited	795
350	Cree, Inc. (a)	9
205,204	Intel Corp.	7,443
1,887	KLA-Tencor Corp.	148
1,502	Lam Research Corp.	159
11,379	Linear Technology Corp.	709
3,331	Maxim Integrated Products, Inc.	128
2,476	Microchip Technology, Inc.	159
57,459	NVIDIA Corp.	6,133
28,182	NXP Semiconductors NV (a)	2,762
398	ON Semiconductor Corp. (a)	5
130	Qorvo, Inc. (a)	7
128,224	Qualcomm, Inc.	8,361
2,052	Skyworks Solutions, Inc.	153
11,991	Texas Instruments, Inc.	875
5,459	Versum Materials, Inc. (a)	153
953	Xilinx, Inc.	58

		29,310

	Software — 7.73%
6,698	Activision Blizzard, Inc.	242
50,483	Adobe Systems, Inc. (a)	5,197
4,052	ANSYS, Inc. (a)	375
252	Atlassian Corp. PLC, Class – A (a)	6
2,042	Autodesk, Inc. (a)	151
3,528	Cadence Design Systems, Inc. (a)	89
1,832	CDK Global, Inc.	109
8,679	Citrix Systems, Inc. (a)	775
271	Dell Technologies, Inc., Class – V (a)	15
3,458	Electronic Arts, Inc. (a)	272
340	FireEye, Inc. (a)	4
1,711	Fortinet, Inc. (a)	52
867	Guidewire Software, Inc. (a)	43
14,467	Intuit, Inc.	1,658
860	Manhattan Associates, Inc. (a)	46
336,586	Microsoft Corp.	20,914
26,019	Mobileye NV (a)	992
2,061	Nuance Communications, Inc. (a)	31
137,796	Oracle Corp.	5,298
620	PTC, Inc. (a)	29

Shares	Security Description	Value (000)
	Software (continued)
152,968	Red Hat, Inc. (a)	$10,662
177,309	Salesforce.com, Inc. (a)	12,139
79,329	SAP AG, ADR^	6,856
1,857	Servicenow, Inc. (a)	138
34,043	Splunk, Inc. (a)	1,741
1,828	SS&C Technologies Holdings, Inc.	52
1,102	Symantec Corp.	26
191	Synopsys, Inc. (a)	11
664	Tableau Software, Inc., Class – A (a)	28
324	The Ultimate Software Group, Inc. (a)	59
390	Tyler Technologies, Inc. (a)	56
3,814	VMware, Inc., Class – A (a)	300
28,818	Workday, Inc., Class – A (a)	1,905

		70,271

	Specialty Retail — 3.96%
2,751	Aaron’s, Inc.	88
3,843	Advance Auto Parts, Inc.	650
250	AutoNation, Inc. (a)	12
1,616	AutoZone, Inc. (a)	1,276
7,396	Bed Bath & Beyond, Inc.	301
12,812	Best Buy Co., Inc.	547
487	Burlington Stores, Inc. (a)	41
60	Cabela’s, Inc., Class – A (a)	4
2,339	CarMax, Inc. (a)	151
4,710	Dick’s Sporting Goods, Inc.	250
1,431	Foot Locker, Inc.	101
4,445	GameStop Corp., Class – A	112
10,194	Gap, Inc.	229
256,673	Industria de Diseno Textil SA, ADR	4,356
521	L Brands, Inc.	34
117,312	Lowe’s Cos., Inc.	8,344
905	Michaels Cos., Inc. The (a)	19
299	Murphy USA, Inc. (a)	18
18,522	O’Reilly Automotive, Inc. (a)	5,157
21,945	Ross Stores, Inc.	1,440
1,758	Sally Beauty Holdings, Inc. (a)	46
846	Signet Jewelers Ltd.	80
27,418	Staples, Inc.	248
36,951	The Home Depot, Inc.	4,954
67,921	The TJX Cos., Inc.	5,103
4,754	Tiffany & Co.	368
1,572	Tractor Supply Co.	119
6,751	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,721
4,569	Urban Outfitters, Inc. (a)	130
1,059	Williams-Sonoma, Inc.	51

		35,950

	Technology Hardware, Storage & Peripherals — 3.85%
301,509	Apple, Inc.	34,921
1,483	NCR Corp. (a)	60

		34,981

	Textiles, Apparel & Luxury Goods — 2.33%
42,303	adidas AG, ADR	3,323
2,806	Carter’s, Inc.	242
12,245	Coach, Inc.	429
1,827	Fossil Group, Inc. (a)	47

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
4,443	Hanesbrands, Inc.	$96
1,561	Kate Spade & Co. (a)	29
5,834	Lululemon Athletica, Inc. (a)	379
9,612	Michael Kors Holdings Ltd. (a)	413
282,301	NIKE, Inc., Class – B	14,350
2,591	Ralph Lauren Corp.	234
1,576	Skechers USA, Inc., Class – A (a)	39
9,756	Under Armour, Inc., Class – A^ (a)	283
9,846	Under Armour, Inc., Class – C (a)	248
18,396	V.F. Corp.	981

		21,093

	Tobacco — 1.09%
23,335	Altria Group, Inc.	1,578
66,477	Philip Morris International, Inc.	6,082
40,474	Reynolds American, Inc.	2,268

		9,928

	Trading Companies & Distributors — 0.23%
611	Air Lease Corp.	21
15,695	Fastenal Co.	737
2,372	HD Supply Holdings, Inc. (a)	101
46	Herc Holdings, Inc. (a)	2
2,220	MSC Industrial Direct Co., Inc., Class – A	205
4,607	NOW, Inc. (a)	94
890	United Rentals, Inc. (a)	94
3,270	W.W. Grainger, Inc.	760
313	Watsco, Inc.	46

		2,060

	Wireless Telecommunication Services — 0.01%
2,078	T-Mobile US, Inc. (a)	120

	Total Common Stocks	850,316

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$20	U.S. Treasury Bill, 0.48%, 3/16/17 (b)(c)	$20

	Total U.S. Treasury Obligation	20

	Time Deposit — 0.76%
6,899	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	6,899

	Total Time Deposit	6,899

	Mutual Funds — 5.22%
2,811,729	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^ (d)	2,812
1,684	State Street Institutional Treasury Money Market Fund, 0.35% (d)	2
44,620,103	State Street Institutional Treasury Plus Money Market Fund, 0.35% (d)	44,620

	Total Mutual Funds	47,434

	Repurchase Agreement — 0.15%
$1,364	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $1,364,409 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $1,391,631)^^	1,364

	Total Repurchase Agreement	1,364

	Total Investments (cost $664,911) — 99.69%	906,033
	Other assets in excess of liabilities — 0.31%	2,805

	Net Assets — 100.00%	$908,838

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $4,084 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	21.88%	47.44%	—	24.24%	—	93.56%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.26%	—	—	0.50%	—	0.76%
Mutual Funds	0.14%	0.37%	1.43%	0.13%	3.15%	5.22%
Repurchase Agreement	0.07%	0.02%	—	0.06%	—	0.15%
Other Assets (Liabilities)	-0.26%	0.00%	0.75%	-0.18%	0.00%	0.31%

Total Net Assets	22.09%	47.83%	2.18%	24.75%	3.15%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
63	E-Mini NASDAQ 100 Future	$6,129	3/17/17	$2
64	E-Mini S&P 500 Future	7,156	3/17/17	(22)
10	E-Mini S&P Midcap 400 Future	1,659	3/17/17	(29)

	Net Unrealized Appreciation/(Depreciation)			$(49)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.56%
	Aerospace & Defense — 1.47%
5	Aerojet Rocketdyne Holdings, Inc. (a)	$—
1	Aerovironment, Inc. (a)	—
1,589	Astronics Corp. (a)	54
6,079	Cubic Corp.	291
7,246	Curtiss-Wright Corp.	713
141	Ducommun, Inc. (a)	4
4,939	Esterline Technologies Corp. (a)	441
1	Moog, Inc., Class – A (a)	—
26	National Presto Industries, Inc.	3
1	Sparton Corp. (a)	—
11	TASER International, Inc. (a)	—
2	Teledyne Technologies, Inc. (a)	—
66	Triumph Group, Inc.	2
1	Vectrus, Inc. (a)	—
4,702	Wesco Aircraft Holdings, Inc. (a)	70

		1,578

	Air Freight & Logistics — 0.16%
4	Echo Global Logistics, Inc. (a)	—
5	Forward Air Corp.	—
6	Hub Group, Inc., Class – A (a)	—
3	Radiant Logistics, Inc. (a)	—
3,892	XPO Logistics, Inc. (a)	169

		169

	Airlines — 2.62%
2	Allegiant Travel Co.	—
4,941	American Airlines Group, Inc.	231
27	Copa Holdings SA, Class – A	2
2,285	Hawaiian Holdings, Inc. (a)	130
13,252	JetBlue Airways Corp. (a)	297
23,466	United Continental Holdings, Inc. (a)	1,711
29,912	Volaris Aviation Holding Co., ADR (a)	450

		2,821

	Auto Components — 1.27%
12	American Axle & Manufacturing Holdings, Inc. (a)	—
64	Cooper Tire & Rubber Co.	2
2	Cooper-Standard Holding, Inc. (a)	—
12,612	Dana Holding Corp.	240
5	Dorman Products, Inc. (a)	—
4	Drew Industries, Inc.	—
3	Fox Factory Holding Corp. (a)	—
6	Gentherm, Inc. (a)	—
3	Horizon Global Corp. (a)	—
131	Metaldyne Performance Group, Inc.	3
7,786	Modine Manufacturing Co. (a)	116
4	Motorcar Parts of America, Inc. (a)	—
13,500	Spartan Motors, Inc.	125
2	Standard Motor Products, Inc.	—
7,099	Stoneridge, Inc. (a)	126
3,500	Strattec Security Corp.	141
5,200	Superior Industries, Inc.	137
7,569	Tenneco, Inc. (a)	474
90	Tower International, Inc.	3
1	Unique Fabricating, Inc.	—

Shares	Security Description	Value (000)
	Auto Components (continued)
2	Workhorse Group, Inc. (a)	$—

		1,367

	Automobiles — 0.12%
4,024	Winnebago Industries, Inc.	127

	Banks — 7.33%
52	1st Source, Inc.	2
66	American National Bankshares, Inc.	2
4	Ameris BanCorp	—
11,900	Associated Banc-Corp.	294
1	Atlantic Capital Bancshares, Inc. (a)	—
7	Banc of California, Inc.	—
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	2
15	Bank of the Ozarks, Inc.	1
16,930	BankUnited, Inc.	638
14,010	Banner Corp.	782
1	BNC Bancorp	—
38	C&F Financial Corp.	2
2	Capital Bank Financial Corp., Class – A	—
4	Chemical Financial Corp.	—
56	Chemung Financial Corp.	2
92	CNB Financial Corp.	2
18,317	Columbia Banking System, Inc.	818
48	Community Trust Bancorp, Inc.	2
1	County Bancorp, Inc.	—
7,165	Cullen/Frost Bankers, Inc.	632
2	Customers BanCorp, Inc. (a)	—
4	Eagle BanCorp, Inc. (a)	—
104	Fidelity Southern Corp.	2
65	Financial Institutions, Inc.	2
95	First Bancorp	3
73	First Business Financial Services, Inc.	2
7	First Citizens BancShares, Inc., Class – A	2
77	First Community Bancshares, Inc.	2
8	First Financial Bankshares, Inc.	—
46	First Financial Corp.	2
1	First Foundation, Inc. (a)	—
61	First Interstate BancSystem, Inc., Class – A	3
5,875	First Midwest BanCorp, Inc.	148
89	First NBC Bank Holding Co. (a)	1
46	Great Southern Bancorp, Inc.	3
63	Hancock Holding Co.	3
48	Heartland Financial USA, Inc.	2
7,512	Home Bancshares, Inc.	209
11,681	Hope BanCorp, Inc.	256
99	Horizon Bancorp	3
144	Huntington Bancshares, Inc.	2
116	Independent Bank Corp.	3
63	International Bancshares Corp.	3
49,290	Investors Bancorp, Inc.	688
114	KeyCorp	2
148	Lakeland Bancorp, Inc.	3
4	Live Oak Bancshares, Inc.	—
77	MainSource Financial Group, Inc.	3
2,800	MB Financial, Inc.	132

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
58	Midwestone Financial Group, Inc.	$2
4	National Bank Holdings Corp., Class – A	—
50	National Bankshares, Inc.	2
61	Northrim BanCorp, Inc.	2
133	Old National Bancorp	2
2	Opus Bank	—
2	Pacific Premier Bancorp, Inc. (a)	—
18,566	PacWest Bancorp	1,012
2	Park Sterling Corp.	—
79	Peoples Bancorp, Inc.	3
1	Pinnacle Financial Partners, Inc.	—
7,653	Popular, Inc.	335
113	Premier Financial BanCorp	2
8	ServisFirst Bancshares, Inc.	—
102	Sierra Bancorp	3
1,246	Signature Bank (a)	187
4,770	SVB Financial Group (a)	819
5,806	Synovus Financial Corp.	239
7,709	TCF Financial Corp.	151
1	Texas Capital Bancshares, Inc. (a)	—
101	Triumph Bancorp, Inc. (a)	3
67	Trustmark Corp.	2
109	Umpqua Holdings Corp.	2
1	Union Bankshares, Inc.	—
8,558	Webster Financial Corp.	465

		7,889

	Beverages — 0.00%
1	Coca-Cola Bottling Co. Consolidated	—
2	MGP Ingredients, Inc.	—
2	National Beverage Corp.	—
3	Primo Water Corp. (a)	—
2	The Boston Beer Co., Inc., Class – A (a)	1

		1

	Biotechnology — 1.57%
1,897	Acceleron Pharma, Inc. (a)	48
19	Achillion Pharmaceuticals, Inc. (a)	—
106	Acorda Therapeutics, Inc. (a)	2
1	Adamas Pharmaceuticals, Inc. (a)	—
5	Aduro Biotech, Inc. (a)	—
6	Advaxis, Inc. (a)	—
2	Aevi Genomic Medicine, Inc. (a)	—
8	Agenus, Inc. (a)	—
5	Aimmune Therapeutics, Inc. (a)	—
8	Alder Biopharmaceuticals, Inc. (a)	—
280	Alkermes PLC (a)	16
4	AMAG Pharmaceuticals, Inc. (a)	—
25	Amicus Therapeutics, Inc. (a)	—
4	Anavex Life Sciences Corp. (a)	—
5	Anthera Pharmaceuticals, Inc. (a)	—
1	Applied Genetic Technologies Corp. (a)	—
43	Aptevo Therapeutics, Inc. (a)	—
2	Ardelyx, Inc. (a)	—
41	Arena Pharmaceuticals, Inc. (a)	—
6,523	ARIAD Pharmaceuticals, Inc. (a)	82

Shares	Security Description	Value (000)
Biotechnology (continued)
15	Array BioPharma, Inc. (a)	$—
8	Arrowhead Pharmaceuticals, Inc.(a)	—
1	Asterias Biotherapeutics, Inc. (a)	—
2	Atara Biotherapeutics, Inc. (a)	—
9	Athersys, Inc. (a)	—
1	AveXis, Inc. (a)	—
3	Axovant Sciences Ltd. (a)	—
2	Bellicum Pharmaceuticals, Inc. (a)	—
8	BioCryst Pharmaceuticals, Inc. (a)	—
1	BioSpecifics Technologies Corp. (a)	—
15	BioTime, Inc. (a)	—
1,441	Bluebird Bio, Inc. (a)	90
3	Blueprint Medicines Corp. (a)	—
2	Cara Therapeutics, Inc. (a)	—
12,781	Celldex Therapeutics, Inc. (a)	45
1	Cellular Biomedicine Group, Inc. (a)	—
4	ChemoCentryx, Inc. (a)	—
1	Cidara Therapeutics, Inc. (a)	—
5	Clovis Oncology, Inc. (a)	—
5	Coherus Biosciences, Inc. (a)	—
2	Concert Pharmaceuticals, Inc. (a)	—
14	Curis, Inc. (a)	—
5	Cytokinetics, Inc. (a)	—
5	CytomX Therapeutics, Inc. (a)	—
7	CytRx Corp. (a)	—
6	Dynavax Technologies Corp. (a)	—
2	Eagle Pharmaceuticals, Inc. (a)	—
1	Editas Medicine, Inc. (a)	—
1	Eiger Biopharmaceuticals, Inc. (a)	—
88	Emergent BioSolutions, Inc. (a)	3
10	Epizyme, Inc. (a)	—
17	Exact Sciences Corp. (a)	—
31	Exelixis, Inc. (a)	—
11	Fibrogen, Inc. (a)	—
1,697	Five Prime Therapeutics, Inc. (a)	86
4	Flexion Therapeutics, Inc. (a)	—
2	Foundation Medicine, Inc. (a)	—
1	Galena Biopharma, Inc. (a)	—
5	Genomic Health, Inc. (a)	—
26	Geron Corp. (a)	—
2	Global Blood Therapeutics, Inc. (a)	—
19	Halozyme Therapeutics, Inc. (a)	—
5	Heron Therapeutics, Inc. (a)	—
10	Idera Pharmaceuticals, Inc. (a)	—
1	Ignyta, Inc. (a)	—
1	Immune Design Corp. (a)	—
18	ImmunoGen, Inc. (a)	—
12	Immunomedics, Inc. (a)	—
6	Infinity Pharmaceuticals, Inc. (a)	—
2	Inotek Pharmaceuticals Corp. (a)	—
12	Inovio Pharmaceuticals, Inc. (a)	—
12	Insmed, Inc. (a)	—
3	Insys Therapeutics, Inc. (a)	—
1	Intellia Therapeutics, Inc. (a)	—
5,040	Intrexon Corp. (a)	123

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Biotechnology (continued)
3	Invitae Corp. (a)	$—
3,020	Ionis Pharmaceuticals, Inc. (a)	145
25	Ironwood Pharmaceuticals, Inc. (a)	—
3	Karyopharm Therapeutics, Inc. (a)	—
14	Keryx Biopharmaceuticals, Inc. (a)	—
42,400	Kindred Biosciences, Inc. (a)	181
1,567	Kite Pharma, Inc.^ (a)	70
2	La Jolla Pharmaceutical Co. (a)	—
4,369	Lexicon Pharmaceuticals, Inc. (a)	60
3	Ligand Pharmaceuticals, Inc., Class – B (a)	—
9	Lion Biotechnologies, Inc. (a)	—
2	Loxo Oncology, Inc. (a)	—
6	MacroGenics, Inc. (a)	—
57	MannKind Corp. (a)	—
4	MediciNova, Inc. (a)	—
14	Merrimack Pharmaceuticals, Inc. (a)	—
23	MiMedx Group, Inc. (a)	—
4	Minerva Neurosciences, Inc. (a)	—
1	Mirati Therapeutics, Inc. (a)	—
8	Momenta Pharmaceuticals, Inc. (a)	—
9,942	Myriad Genetics, Inc. (a)	167
3	Natera, Inc. (a)	—
1,956	Neurocrine Biosciences, Inc. (a)	76
3	NewLink Genetics Corp. (a)	—
45	Novavax, Inc. (a)	—
5	OncoMed Pharmaceuticals, Inc. (a)	—
5	Ophthotech Corp. (a)	—
15	Organovo Holdings, Inc. (a)	—
2	Osiris Therapeutics, Inc. (a)	—
3	OvaScience, Inc. (a)	—
769	PDL BioPharma, Inc.	2
2	Pfenex, Inc. (a)	—
8	Pharmathene, Inc. (a)	—
8	Portola Pharmaceuticals, Inc. (a)	—
12	Progenics Pharmaceuticals, Inc. (a)	—
1	Protagonist Therapeutics, Inc. (a)	—
1	Proteostasis Therapeutics, Inc. (a)	—
6	Prothena Corp. PLC (a)	—
5	Puma Biotechnology, Inc. (a)	—
6	Radius Health, Inc. (a)	—
4	Regulus Therapeutics, Inc. (a)	—
5,747	Repligen Corp. (a)	178
9	Rigel Pharmaceuticals, Inc. (a)	—
5	Sage Therapeutics, Inc. (a)	—
5,994	Sangamo BioSciences, Inc. (a)	18
9	Sarepta Therapeutics, Inc. (a)	—
1,765	Seattle Genetics, Inc. (a)	94
3	Seres Therapeutics, Inc. (a)	—
4	Sorrento Therapeutics, Inc. (a)	—
3	Spark Therapeutics, Inc. (a)	—
2	Spectrum Pharmaceuticals, Inc. (a)	—
29	Synergy Pharmaceuticals, Inc. (a)	—
10	Synthetic Biologics, Inc. (a)	—
1	T2 Biosystems, Inc. (a)	—

Shares	Security Description	Value (000)
	Biotechnology (continued)
911	Tesaro, Inc. (a)	$124
5	TG Therapeutics, Inc. (a)	—
1	Tokai Pharmaceuticals, Inc. (a)	—
6	Trevena, Inc. (a)	—
3	Trovagene, Inc. (a)	—
1,036	Ultragenyx Pharmaceutical, Inc. (a)	73
6	Vanda Pharmaceuticals, Inc. (a)	—
2	Veracyte, Inc. (a)	—
2	Vital Therapies, Inc. (a)	—
3	XBiotech, Inc. (a)	—
5	Xencor, Inc. (a)	—
25	ZIOPHARM Oncology, Inc. (a)	—

		1,683

	Building Products — 1.27%
8	AAON, Inc.	—
8	Advanced Drainage Systems, Inc.	—
2	American Woodmark Corp. (a)	—
6	Apogee Enterprises, Inc.	—
3,070	Armstrong World Industries, Inc. (a)	128
12	Builders FirstSource, Inc. (a)	—
7,024	CaesarStone Sdot Yam Ltd. (a)	201
6	Continental Building Products, Inc. (a)	—
2,957	Gibraltar Industries, Inc. (a)	123
3	Griffon Corp.	—
6	Insteel Industries, Inc.	—
4,577	Masonite International Corp. (a)	301
4	NCI Building Systems, Inc. (a)	—
2	Patrick Industries, Inc. (a)	—
11	PGT, Inc. (a)	—
528	Ply Gem Holdings, Inc. (a)	9
7	Simpson Manufacturing Co., Inc.	—
3,545	Trex Co., Inc. (a)	229
3,669	Universal Forest Products, Inc.	376

		1,367

	Capital Markets — 1.63%
6,087	Artisan Partners Asset Management, Inc., Class – A	181
35	BGC Partners, Inc., Class – A	—
222	Calamos Asset Management, Inc., Class – A	2
10,900	Capital Southwest Corp.	176
3	Cohen & Steers, Inc.	—
23,975	Cowen Group, Inc., Class – A (a)	373
1	Diamond Hill Investment Group	—
11	Donnelley Financial Solutions, Inc. (a)	—
5,234	E*Trade Financial Corp. (a)	181
1,589	Evercore Partners, Inc., Class – A	109
1	Fifth Street Asset Management, Inc.	—
10	Financial Engines, Inc.	—
247	Gain Capital Holdings, Inc.	2
1	GAMCO Investors, Inc., Class – A	—
5,932	Greenhill & Co., Inc.	164
77	Houlihan Lokey, Inc.	2
1	Investment Technology Group, Inc.	—
4	Ladenburg Thalmann Financial Services, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
2,719	LPL Financial Holdings, Inc.	$96
176	Manning & Napier, Inc.	1
1	Medley Management, Inc., Class – A	—
3	Moelis & Co., Class – A	—
5	OM Asset Management PLC	—
2	Pzena Investment Management, Inc.	—
3,911	Raymond James Financial, Inc.	272
3,984	Stifel Financial Corp. (a)	199
4	Virtu Financial, Inc., Class – A	—
1	Waddell & Reed Financial, Inc., Class – A	—
2	Westwood Holdings Group, Inc.	—
20	WisdomTree Investments, Inc.	—

		1,758

	Chemicals — 2.59%
97	A. Schulman, Inc.	3
2,731	Albemarle Corp.	236
1,410	Balchem Corp.	118
48	Cabot Corp.	2
1	Chase Corp.	—
10	Chemtura Corp. (a)	—
4	Codexis, Inc. (a)	—
13	Ferro Corp. (a)	—
8	Flotek Industries, Inc. (a)	—
5,838	FMC Corp.	331
7,135	FutureFuel Corp.	99
10	GCP Applied Technologies (a)	—
8	H.B. Fuller Co.	—
172	Huntsman Corp.	3
6	Ingevity Corp. (a)	—
1,972	Innophos Holdings, Inc.	103
1	KMG Chemicals, Inc.	—
3	Koppers Holdings, Inc. (a)	—
13,172	Kraton Performance Polymers, Inc. (a)	376
4	Minerals Technologies, Inc.	—
1,258	NewMarket Corp.	534
4	Omnova Solutions, Inc. (a)	—
7,175	PolyOne Corp.	230
2	Quaker Chemical Corp.	—
3	Rayonier Advanced Materials, Inc.	—
7,018	Sensient Technologies Corp.	552
44	Stepan Co.	4
27	The Chemours Co.	1
3	Trecora Resources (a)	—
52	Trinseo SA	3
18,659	Tronox Ltd., Class – A	192
1	Valhi, Inc.	—
59	Westlake Chemical Corp.	3

		2,790

	Commercial Services & Supplies — 1.21%
5,080	ABM Industries, Inc.	207
157	ACCO Brands Corp. (a)	2
2	Aqua Metals, Inc. (a)	—
19,247	ARC Document Solutions, Inc. (a)	98
6	Brady Corp., Class – A	—

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
9	Deluxe Corp.	$1
93	Ennis, Inc.	2
9,705	Essendant, Inc.	203
3	G & K Services, Inc., Class – A	—
13	Healthcare Services Group, Inc.	1
10	Herman Miller, Inc.	—
8	HNI Corp.	—
5	InnerWorkings, Inc. (a)	—
7,086	Interface, Inc.	131
2,903	KAR Auction Services, Inc.	124
4	Kimball International, Inc., Class – B	—
8	Knoll, Inc.	—
11	LSC Communications, Inc.	—
5	Matthews International Corp., Class – A	—
55	McGrath RentCorp	2
6	Mobile Mini, Inc.	—
4	MSA Safety, Inc.	—
3,042	Multi-Color Corp.	237
67	Quad Graphics, Inc.	2
31	RR Donnelley & Sons Co.	1
3	SP Plus Corp. (a)	—
135	Steelcase, Inc., Class – A	2
7,122	Team, Inc. (a)	281
2	Tetra Tech, Inc.	—
9	The Brink’s Co.	—
15	UniFirst Corp.	2
5	US Ecology, Inc.	—
2	Viad Corp.	—
48	VSE Corp.	2
80	West Corp.	2

		1,300

	Communications Equipment — 0.72%
4	ADTRAN, Inc.	—
3	Aerohive Networks, Inc. (a)	—
83	BEL Fuse, Inc., Class – B	3
119	Black Box Corp.	2
7	CalAmp Corp. (a)	—
23	Ciena Corp. (a)	1
5	Clearfield, Inc. (a)	—
129	Comtech Telecommunications Corp.	2
7,100	Digi International, Inc. (a)	98
43	EchoStar Corp., Class – A (a)	2
21	Extreme Networks, Inc. (a)	—
9,997	Infinera Corp. (a)	85
6	InterDigital, Inc.	1
9	Lumentum Holdings, Inc. (a)	—
3	NETGEAR, Inc. (a)	—
21,201	Oclaro, Inc. (a)	190
29,600	PC-Telephone, Inc.	159
7	Plantronics, Inc.	—
32,037	ShoreTel, Inc. (a)	229
5	Ubiquiti Networks, Inc. (a)	—
7	ViaSat, Inc. (a)	—

		772

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering — 1.91%
2	Argan, Inc.	$—
6	Comfort Systems USA, Inc.	—
1,351	Dycom Industries, Inc. (a)	108
2	EMCOR Group, Inc.	—
6,002	Granite Construction, Inc.	330
1	Great Lakes Dredge & Dock Co. (a)	—
8,203	KBR, Inc.	137
17,781	MasTec, Inc. (a)	681
107	MYR Group, Inc. (a)	4
1	NV5 Holdings, Inc. (a)	—
530	Primoris Services Corp.	12
15,037	Tutor Perini Corp. (a)	421
2,552	Valmont Industries, Inc.	360

		2,053

	Construction Materials — 0.71%
3,536	Eagle Materials, Inc., Class – A	349
14	Headwaters, Inc. (a)	—
1,079	Martin Marietta Materials, Inc.	239
7,492	Summit Materials, Inc., Class – A (a)	178
2	U.S. Concrete, Inc. (a)	—

		766

	Consumer Finance — 0.24%
68	Encore Capital Group, Inc. (a)	2
6	Firstcash, Inc.	—
10,774	Green Dot Corp., Class – A (a)	254
19	LendingClub Corp. (a)	—
43	Nelnet, Inc., Class – A	2
147	Santander Consumer USA Holdings, Inc. (a)	2

		260

	Containers & Packaging — 1.37%
1	AEP Industries, Inc.	—
6,711	AptarGroup, Inc.	493
17,230	Berry Plastics Group, Inc. (a)	841
11,092	Graphic Packaging Holding Co.	138
51	Greif, Inc.	3
68	Greif, Inc., Class – A	3
3	Multi Packaging Solutions International Ltd. (a)	—
3	Myers Industries, Inc.	—

		1,478

	Distributors — 0.00%
8	Core-Mark Holding Co., Inc.	—

	Diversified Consumer Services — 0.71%
67	American Public Education, Inc. (a)	2
6,674	Bright Horizons Family Solutions, Inc. (a)	467
41	Capella Education Co.	4
27,983	Career Education Corp. (a)	282
2	Carriage Services, Inc.	—
4	Chegg, Inc. (a)	—
1	Collectors Universe, Inc.	—
88	DeVry Education Group, Inc.	3
4	Graham Holdings Co.	2
9	Grand Canyon Education, Inc. (a)	1

Shares	Security Description	Value (000)
	Diversified Consumer Services (continued)
11	Houghton Mifflin Harcourt Co. (a)	$—
140	Liberty Tax, Inc.	2
16	LifeLock, Inc. (a)	—
8	Sotheby’s (a)	—
45	Strayer Education, Inc. (a)	4
3	Weight Watchers International, Inc. (a)	—

		767

	Diversified Financial Services — 0.24%
10,811	Leucadia National Corp.	251
99	Marlin Business Services Corp.	2

		253

	Diversified Telecommunication Services — 0.98%
13,439	Cogent Communications Group, Inc.	556
6	Consolidated Communications Holdings, Inc.	—
83	FairPoint Communications, Inc. (a)	2
5	General Communication, Inc., Class – A (a)	—
29	Globalstar, Inc. (a)	—
57	Hawaiian Telcom Holdco, Inc. (a)	1
83	IDT Corp.	2
7	Inteliquent, Inc.	—
136	Iridium Communications, Inc. (a)	1
3	Lumos Networks Corp. (a)	—
40,708	ORBCOMM, Inc. (a)	337
2	Straight Path Communications, Inc., Class – B (a)	—
22,645	Vonage Holdings Corp. (a)	155
10	Windstream Holdings, Inc.	—

		1,054

	Electric Utilities — 0.02%
124	Hawaiian Electric Industries, Inc.	4
3	MGE Energy, Inc.	—
117	PNM Resources, Inc.	4
91	Portland General Electric Co.	4
148	Spark Energy, Inc., Class – A	5

		17

	Electrical Equipment — 1.83%
1,630	Acuity Brands, Inc.	376
1	Allied Motion Technologies, Inc.	—
4,895	AZZ, Inc.	313
3,255	Encore Wire Corp.	141
2	Energous Corp. (a)	—
4,855	EnerSys	380
8,784	Generac Holdings, Inc. (a)	358
8,783	General Cable Corp.	167
11,792	LSI Industries, Inc.	115
53,400	Orion Energy Systems, Inc. (a)	116
13	Plug Power, Inc. (a)	—
1	Power Solutions International, Inc. (a)	—
47	Regal-Beloit Corp.	3
2	Vicor Corp. (a)	—

		1,969

	Electronic Equipment, Instruments & Components — 5.03%
2,834	Anixter International, Inc. (a)	230

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
121	AVX Corp.	$2
5	Badger Meter, Inc.	—
9,384	Belden, Inc.	703
75	Benchmark Electronics, Inc. (a)	2
2,377	Coherent, Inc. (a)	327
15,979	Control4 Corp. (a)	163
34	Dolby Laboratories, Inc., Class – A	2
12,700	Electro Scientific Industries, Inc. (a)	75
21	ePlus, Inc. (a)	2
6	Fabrinet (a)	—
1	FARO Technologies, Inc. (a)	—
23,377	Flextronics International Ltd. (a)	336
5,006	II-VI, Inc. (a)	148
6,020	Insight Enterprises, Inc. (a)	243
2,325	IPG Photonics Corp. (a)	230
6,817	Itron, Inc. (a)	428
13,596	Jabil Circuit, Inc.	322
131	Kimball Electronics, Inc. (a)	2
4,500	Littelfuse, Inc.	683
1	Mesa Laboratories, Inc.	—
54	Methode Electronics, Inc.	2
3	MTS Systems Corp.	—
1	Novanta, Inc. (a)	—
6,570	Orbotech Ltd. (a)	220
64	PC Connection, Inc.	2
37	Plexus Corp. (a)	2
4	Radisys Corp. (a)	—
4,826	Rogers Corp. (a)	371
59	Sanmina Corp. (a)	2
6,659	ScanSource, Inc. (a)	269
17	SYNNEX Corp.	2
22	Tech Data Corp. (a)	2
9,929	Trimble Navigation Ltd. (a)	299
240	TTM Technologies, Inc. (a)	3
5,347	Universal Display Corp. (a)	301
2,728	VeriFone Systems, Inc. (a)	48
135	Vishay Intertechnology, Inc.	2

		5,423

	Energy Equipment & Services — 1.25%
11,300	Bristow Group, Inc.	231
53	Diamond Offshore Drilling, Inc. (a)	1
1,641	Dril-Quip, Inc. (a)	99
97	Exterran Corp. (a)	2
15,900	Gulf Island Fabrication, Inc.	189
18,300	Mitcham Industries, Inc. (a)	76
6,070	Oil States International, Inc. (a)	237
67	PHI, Inc. (a)	1
2	RigNet, Inc. (a)	—
30,340	Superior Energy Services, Inc.	512
10	TETRA Technologies, Inc. (a)	—
12	US Silica Holdings, Inc.	1

		1,349

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts — 3.60%
15,382	Acadia Realty Trust	$504
6,651	Alexandria Real Estate Equities, Inc.	740
5	American Assets Trust, Inc.	—
4	Armada Hoffler Properties, Inc.	—
552	Ashford Hospitality Trust	4
13	CareTrust REIT, Inc.	—
283	CBL & Associates Properties, Inc.	3
343	Cedar Realty Trust, Inc.	2
2	Chesapeake Lodging Trust	—
2	City Office REIT, Inc.	—
2,778	Coresite Realty Corp.	220
3,859	DiamondRock Hospitality Co.	44
13	DuPont Fabros Technology, Inc.	1
8,767	EastGroup Properties, Inc.	648
2	Education Realty Trust, Inc.	—
18,890	Equity Commonwealth (a)	572
502	FelCor Lodging Trust, Inc.	4
4	First Industrial Realty Trust, Inc.	—
276	First Potomac Realty Trust	3
5,707	Four Corners Property Trust, Inc.	117
11	Gramercy Property Trust	—
474	Investors Real Estate Trust	3
12	iStar, Inc. (a)	—
14,220	LaSalle Hotel Properties	434
252	Lexington Realty Trust	3
5	LTC Properties, Inc.	—
18	Medical Properties Trust, Inc.	—
3,673	MGM Growth Properties LLC, Class – A	93
2,691	Mid-America Apartment Communities, Inc.	265
2	Monmouth Real Estate Investment Corp., Class – A	—
2,747	National Health Investors, Inc.	204
3	National Storage Affiliates	—
240	NorthStar Realty Finance Corp.	4
119	Pennsylvania Real Estate Investment Trust	2
11	Physicians Realty Trust	—
7	Potlatch Corp.	—
28	PS Business Parks, Inc.	3
8	QTS Realty Trust, Inc., Class – L	—
846	RAIT Financial Trust	3
13	Retail Opportunity Investments Corp.	—
3	Rexford Industrial Realty	—
8	Ryman Hospitality Properties, Inc.	1
1	Sabra Healthcare REIT, Inc.	—
2	Saul Centers, Inc.	—
12	STAG Industrial, Inc.	—
2	Terreno Realty Corp.	—
2	The Geo Group, Inc.	—
2	UMH Properties, Inc.	—
3	Universal Health Realty Income Trust	—
16	Urban Edge Properties	—
5	Urstadt Biddle Properties, Inc., Class – A	—
219	Washington Prime Group, Inc.	2
4	Washington Real Estate Investment Trust	—

		3,879

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food & Staples Retailing — 0.54%
4,812	Casey’s General Stores, Inc.	$573
2	Chefs’ Warehouse Holdings LLC (a)	—
37	Ingles Markets, Inc., Class – A	2
6	Performance Food Group Co. (a)	—
4	PriceSmart, Inc.	—
2	Smart & Final Stores, Inc. (a)	—
46	SpartanNash Co.	2
48	Village Super Market, Inc., Class – A	1

		578

	Food Products — 0.64%
4,478	Amplify Snack Brands, Inc.^ (a)	39
11	B&G Foods, Inc., Class – A	—
3	Calavo Growers, Inc.	—
46	Cal-Maine Foods, Inc.	2
5,003	Darling Ingredients, Inc. (a)	65
107	Dean Foods Co.	2
1	Farmer Brothers Co. (a)	—
33	Fresh Del Monte Produce, Inc.	2
3	Freshpet, Inc. (a)	—
3	Inventure Foods, Inc. (a)	—
3,423	J&J Snack Foods Corp.	458
39	John B. Sanfilippo & Son, Inc.	3
3	Lancaster Colony Corp.	—
8,501	Landec Corp. (a)	118
1	Lifeway Foods, Inc. (a)	—
2	Limoneira Co.	—
90	Omega Protein Corp. (a)	2
21	Sanderson Farms, Inc.	2
3	Tootsie Roll Industries, Inc.	—

		693

	Gas Utilities — 0.89%
1	New Jersey Resources Corp.	—
53	Southwest Gas Corp.	4
20,657	UGI Corp.	952

		956

	Health Care Equipment & Supplies — 6.05%
4	Abaxis, Inc.	—
3,717	Abiomed, Inc. (a)	419
14	Accuray, Inc. (a)	—
2	Anika Therapeutics, Inc. (a)	—
4	AtriCure, Inc. (a)	—
2	Avinger, Inc. (a)	—
3	AxoGen, Inc. (a)	—
5,276	Cantel Medical Corp.	415
9,955	Cardiovascular Systems, Inc. (a)	241
14	Cerus Corp. (a)	—
4,360	ConforMIS, Inc. (a)	35
3	Corindus Vascular Robotics, Inc., Class – I (a)	—
4	CryoLife, Inc. (a)	—
1	Cutera, Inc. (a)	—
4	Cynosure, Inc. (a)	—
7,201	DexCom, Inc. (a)	430
3,208	Edwards Lifesciences Corp. (a)	301

Shares	Security Description	Value (000)
	Health Care Equipment & Supplies (continued)
18	Endologix, Inc. (a)	$—
1	Entellus Medical, Inc. (a)	—
69	Exactech, Inc. (a)	2
6	GenMark Diagnostics, Inc. (a)	—
8,669	Glaukos Corp. (a)	297
13	Globus Medical, Inc., Class – A (a)	—
56	Halyard Health, Inc. (a)	2
2	ICU Medical, Inc. (a)	—
3	Inogen, Inc. (a)	—
13,476	Insulet Corp. (a)	508
3,205	Integra LifeSciences Holdings Corp. (a)	275
4	InVivo Therapeutics Holdings Corp. (a)	—
1	IRIDEX Corp. (a)	—
6,654	K2M Group Holdings, Inc. (a)	133
2	LeMaitre Vascular, Inc.	—
8	Masimo Corp. (a)	1
6	Meridian Bioscience, Inc.	—
2	Merit Medical Systems, Inc. (a)	—
5	Natus Medical, Inc. (a)	—
3,056	Neogen Corp. (a)	202
4,302	Nevro Corp. (a)	313
9	Novocure Ltd. (a)	—
9	NuVasive, Inc. (a)	1
6,869	NxStage Medical, Inc. (a)	180
9	OraSure Technologies, Inc. (a)	—
3	Orthofix International NV (a)	—
3	Oxford Immunotec Global PLC (a)	—
1,567	Penumbra, Inc. (a)	100
4	Quidel Corp. (a)	—
6	Rockwell Medical Technologies, Inc. (a)	—
488	RTI Surgical, Inc. (a)	2
2	Second Sight Medical Products, Inc. (a)	—
4	Senseonics Holdings, Inc. (a)	—
6	STAAR Surgical Co. (a)	—
12,297	STERIS PLC	830
2	SurModics, Inc. (a)	—
12,992	Tandem Diabetes Care, Inc. (a)	28
3,078	The Cooper Cos., Inc.	539
7	The Spectranetics Corp. (a)	—
1	Utah Medical Products, Inc.	—
4	Vascular Solutions, Inc. (a)	—
12,535	West Pharmaceutical Services, Inc.	1,064
4,359	Zeltiq Aesthetics, Inc. (a)	190

		6,508

	Health Care Providers & Services — 1.19%
1	AAC Holdings, Inc. (a)	—
14,140	Acadia Healthcare Co., Inc. (a)	469
76	Aceto Corp.	2
2	Adeptus Health, Inc., Class – A (a)	—
57	Air Methods Corp. (a)	2
44	Almost Family, Inc. (a)	2
5	Amedisys, Inc. (a)	—
1	American Renal Associates Holdings, Inc. (a)	—
9	AMN Healthcare Services, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
4	Biotelemetry, Inc. (a)	$—
4	Capital Senior Living Corp.(a)	—
16	Chemed Corp.	3
2	Civitas Solutions, Inc. (a)	—
2	CorVel Corp. (a)	—
5	Cross Country Healthcare, Inc. (a)	—
7	Diplomat Pharmacy, Inc. (a)	—
2	Genesis Healthcare, Inc. (a)	—
7	HealthEquity, Inc. (a)	—
62	HealthSouth Corp.	3
154	Kindred Healthcare, Inc.	1
3	Landauer, Inc.	—
41	LHC Group, Inc. (a)	2
5,170	LifePoint Hospitals, Inc. (a)	294
30	Magellan Health Services, Inc. (a)	2
42	Molina Heathcare, Inc. (a)	2
29	National Healthcare Corp.	2
1	National Research Corp., Class – A	—
4	Nobilis Health Corp. (a)	—
6,326	Owens & Minor, Inc.	223
73	PharMerica Corp. (a)	2
41	Providence Service Corp. (a)	2
4	Quorum Health Corp. (a)	—
5	RadNet, Inc. (a)	—
171	Select Medical Holdings Corp. (a)	2
2	Surgery Partners, Inc. (a)	—
1,349	Surgical Care Affiliates, Inc. (a)	62
12	Team Health Holdings, Inc. (a)	1
4	Teladoc, Inc. (a)	—
63	Tenet Healthcare Corp. (a)	1
94	The Ensign Group, Inc.	2
10,026	Triple-S Management Corp., Class – A (a)	208
2	U.S. Physical Therapy, Inc.	—

		1,287

	Health Care Technology — 0.33%
4	Castlight Health, Inc., Class – B (a)	—
2	Computer Programs & Systems, Inc.	—
1	Cotiviti Holdings, Inc. (a)	—
5	HealthStream, Inc. (a)	—
15	HMS Holdings Corp. (a)	—
92	Inovalon Holdings, Inc., Class – A (a)	1
10	Medidata Solutions, Inc. (a)	—
10,311	Omnicell, Inc. (a)	351
9	Quality Systems, Inc. (a)	—
2	Vocera Communications, Inc. (a)	—

		352

	Hotels, Restaurants & Leisure — 2.72%
10,144	Belmond Ltd. (a)	135
4	BJ’s Restaurant, Inc. (a)	—
127	Bloomin’ Brands, Inc.	2
3	Bob Evans Farms, Inc.	—
1	Bojangles’, Inc. (a)	—
16	Boyd Gaming Corp. (a)	—
3,730	Buffalo Wild Wings, Inc. (a)	577

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
10	Carrols Restaurant Group, Inc. (a)	$—
37,500	Century Casinos, Inc. (a)	309
2	Churchill Downs, Inc.	—
4	Chuy’s Holdings, Inc. (a)	—
10	ClubCorp Holdings, Inc.	—
3	Cracker Barrel Old Country Store, Inc.	1
4,880	Dave & Buster’s Entertainment, Inc. (a)	275
8	Denny’s Corp. (a)	—
3	DineEquity, Inc.	—
4	Eldorado Resorts, Inc. (a)	—
4	Fiesta Restaurant Group, Inc. (a)	—
10	ILG, Inc.	—
114	International Game Technology PLC	3
2,154	International Speedway Corp., Class – A	79
4	Isle of Capri Casino (a)	—
1,844	Jack in the Box, Inc.	206
2	Jamba, Inc. (a)	—
1	Kona Grill, Inc. (a)	—
10	La Quinta Holdings, Inc. (a)	—
2	Lindblad Expeditions Holdings, Inc. (a)	—
88	Marcus Corp.	3
1	Marriott Vacations Worldwide Corp.	—
1	Nathan’s Famous, Inc. (a)	—
1	Noodles & Co. (a)	—
5	Papa John’s International, Inc.	—
8	Penn National Gaming, Inc. (a)	—
184	Pinnacle Entertainment, Inc. (a)	3
7,787	Planet Fitness, Inc., Class – A	157
5	Popeyes Louisiana Kitchen, Inc. (a)	—
3	Potbelly Corp. (a)	—
40	Red Robin Gourmet Burgers, Inc. (a)	2
4	Red Rock Resorts, Inc., Class – A	—
5	Ruth’s Hospitality Group, Inc.	—
7	Scientific Games Corp., Class – A (a)	—
142	SeaWorld Entertainment, Inc.	3
2,888	Shake Shack, Inc., Class – A (a)	103
7	Sonic Corp.	—
101	Speedway Motorsports, Inc.	2
12	Texas Roadhouse, Inc., Class – A	1
8	The Cheesecake Factory, Inc.	—
2	The Habit Restaurants, Inc. (a)	—
6,544	Vail Resorts, Inc.	1,057
2	Wingstop, Inc.	—
3	Zoe’s Kitchen, Inc. (a)	—

		2,918

	Household Durables — 1.37%
1	Bassett Furniture Industries, Inc.	—
270	Beazer Homes USA, Inc. (a)	4
1,413	Cavco Industries, Inc. (a)	141
73	CSS Industries, Inc.	2
4	Ethan Allen Interiors, Inc.	—
48	Flexsteel Industries, Inc.	3
9,400	Green Brick Partners, Inc. (a)	94
2,835	Harman International Industries, Inc.	315
4,035	Helen of Troy Ltd. (a)	342

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
3	Installed Building Products, Inc. (a)	$—
3,114	iRobot Corp. (a)	182
2	KB Home	—
4	La-Z-Boy, Inc.	—
2	LGI Homes, Inc. (a)	—
12,773	Libbey, Inc.	249
131	Lifetime Brands, Inc.	2
1	M/I Homes, Inc. (a)	—
2	MDC Holdings, Inc.	—
134	Taylor Morrison Home Corp., Class – A (a)	3
1	TopBuild Corp. (a)	—
1	TRI Pointe Homes, Inc. (a)	—
2,092	Universal Electronics, Inc. (a)	135
4	Zagg, Inc. (a)	—

		1,472

	Household Products — 0.00%
33	Central Garden & Pet Co. (a)	1
36	Central Garden & Pet Co., Class – A (a)	2
20	HRG Group, Inc. (a)	—
21	Oil-Dri Corp. of America	1
2	Orchids Paper Products Co.	—
2	WD-40 Co.	—

		4

	Independent Power & Renewable Electricity Producers — 0.00%
248	NRG Yield, Inc., Class – C	4
3	Ormat Technologies, Inc.	—
8	Pattern Energy Group, Inc.	—

		4

	Industrial Conglomerates — 0.00%
4	Raven Industries, Inc.	—

	Insurance — 3.81%
12,245	American Equity Investment Life Holding Co.	276
12,089	American Financial Group, Inc.	1,066
3	AMERISAFE, Inc.	—
11,839	Argo Group International Holdings Ltd.	781
4,946	Aspen Insurance Holdings Ltd.	272
62	Assured Guaranty Ltd.	2
301	Atlas Financial Holdings, Inc. (a)	5
1	Crawford & Co.	—
2	eHealth, Inc. (a)	—
5,291	Endurance Specialty Holdings Ltd.	489
1,495	Everest Re Group Ltd.	324
5,600	First American Financial Corp.	205
7,325	Genworth Financial, Inc., Class – A (a)	28
142	Hallmark Financial Services, Inc. (a)	2
55	HCI Group, Inc.	2
129	Heritage Insurance Holdings, Inc.	2
128	Maiden Holdings Ltd.	2
4	National General Holdings Corp.	—
8	National Western Life Group, Inc., Class – A	2
113	OneBeacon Insurance Group Ltd.	2
1	Patriot National, Inc.	—

Shares	Security Description	Value (000)
	Insurance (continued)
8	Primerica, Inc.	$1
6	RLI Corp.	—
9,140	Stewart Information Services Corp.	422
1	Third Point Reinsurance Ltd. (a)	—
2	Trupanion, Inc. (a)	—
2	United Insurance Holdings Corp.	—
85	Universal Insurance Holdings, Inc.	2
3,277	W.R. Berkley Corp.	218
35	WMIH Corp. (a)	—

		4,103

	Internet & Direct Marketing Retail — 0.31%
188	1-800-FLOWERS.COM, Inc., Class – A (a)	2
2	Blue Nile, Inc.	—
3,925	Duluth Holdings, Inc., Class – B (a)	100
18	Etsy, Inc. (a)	—
26,800	Gaia, Inc. (a)	233
6	HSN, Inc.	—
13	Liberty TripAdvisor Holdings, Inc., Class – A (a)	—
5	NutriSystem, Inc.	—
2	Overstock.com, Inc. (a)	—
3	PetMed Express, Inc.	—
6	Shutterfly, Inc. (a)	—
5	Wayfair, Inc., Class – A (a)	—

		335

	Internet Software & Services — 1.96%
14,161	2U, Inc. (a)	428
2,121	Akamai Technologies, Inc. (a)	141
2	Alarm.com Holding, Inc. (a)	—
2	Amber Road, Inc. (a)	—
6	Angie’s List, Inc. (a)	—
1	AppFolio, Inc., Class – A (a)	—
238	Bankrate, Inc. (a)	3
696	Benefitfocus, Inc. (a)	21
156	Blucora, Inc. (a)	2
6	Box, Inc., Class – A (a)	—
28,351	Brightcove, Inc. (a)	229
2	Carbonite, Inc. (a)	—
2	Care.com, Inc. (a)	—
3	ChannelAdvisor Corp. (a)	—
5	Cimpress NV (a)	—
8	comScore, Inc. (a)	—
9	Cornerstone OnDemand, Inc. (a)	—
287	DHI Group, Inc. (a)	2
307	EarthLink Holdings Corp.	2
10	Endurance International Group Holdings, Inc. (a)	—
7	Envestnet, Inc. (a)	—
5	Five9, Inc. (a)	—
19,077	Gogo, Inc.^ (a)	176
14	GrubHub, Inc. (a)	1
4	GTT Communications, Inc. (a)	—
5	Hortonworks, Inc. (a)	—
2	Instructure, Inc. (a)	—
3	Intralinks Holdings, Inc. (a)	—
37	j2 Global, Inc.	3
7	LivePerson, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
1,399	LogMeln, Inc.	$135
122	Match Group, Inc. (a)	2
4	MeetMe, Inc. (a)	—
2	MINDBODY, Inc., Class – A (a)	—
6,153	New Relic, Inc. (a)	174
14	NIC, Inc.	—
4	Q2 Holdings, Inc. (a)	—
10	Quotient Technology, Inc. (a)	—
69,700	RealNetworks, Inc. (a)	340
1	Reis, Inc.	—
3	Shutterstock, Inc. (a)	—
4	SPS Commerce, Inc. (a)	—
3	Stamps.com, Inc. (a)	—
20,601	TechTarget (a)	176
8	TrueCar, Inc. (a)	—
3,754	Web.com Group, Inc. (a)	79
7	WebMD Health Corp. (a)	—
3	Xactly Corp. (a)	—
10,304	XO Group, Inc. (a)	200

		2,114

	IT Services — 1.12%
7	Acxiom Corp. (a)	—
66	Blackhawk Network Holdings, Inc. (a)	2
62	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class – A (a)	2
53	Cardtronics PLC (a)	3
37	Cass Information Systems, Inc.	3
80	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
52	CSG Systems International, Inc.	3
229	Datalink Corp. (a)	3
9	EPAM Systems, Inc. (a)	1
1,931	Euronet Worldwide, Inc. (a)	140
9	EVERTEC, Inc.	—
6	Exlservice Holdings, Inc. (a)	—
3	Forrester Research, Inc.	—
2,546	Global Payments, Inc.	177
4	Information Services Group, Inc. (a)	—
8,954	Jack Henry & Associates, Inc.	794
38	Leidos Holdings, Inc.	2
443	Lionbridge Technologies, Inc. (a)	3
49	ManTech International Corp., Class – A	2
11	MAXIMUS, Inc.	1
136	NCI, Inc.,, Class – A	2
82	NeuStar, Inc., Class – A (a)	3
92	Perficient, Inc. (a)	2
1	PFSweb, Inc. (a)	—
5	Planet Payment, Inc. (a)	—
40	Science Applications International Corp.	3
5	ServiceSource International, Inc. (a)	—
61	Sykes Enterprises, Inc. (a)	2
6	Syntel, Inc.	—
72	TeleTech Holdings, Inc.	2
138	The Hackett Group, Inc.	2

Shares	Security Description	Value (000)
	IT Services (continued)
158	Travelport Worldwide Ltd.	$2
7	Unisys Corp. (a)	—
1,880	Virtusa Corp. (a)	47

		1,207

	Leisure Products — 0.14%
1	Arctic Cat, Inc. (a)	—
13,413	Callaway Golf Co.	148
245	JAKKS Pacific, Inc. (a)	1
86	Johnson Outdoors, Inc., Class – A	3
3	Malibu Boats, Inc., Class – A (a)	—
1	Marine Products Corp.	—
5	Nautilus, Inc. (a)	—
9	Smith & Wesson Holding Corp. (a)	—
4	Sturm, Ruger & Co., Inc.	—

		152

	Life Sciences Tools & Services — 1.09%
3	Accelerate Diagnostics, Inc. (a)	—
205	Albany Molecular Research, Inc. (a)	4
19	Bio-Rad Laboratories, Inc., Class – A (a)	3
102	Bruker Biosciences Corp.	2
8,849	Cambrex Corp. (a)	478
7	Chromadex Corp. (a)	—
9	ENZO Biochem, Inc. (a)	—
4	Fluidigm Corp. (a)	—
1,575	Illumina, Inc. (a)	202
5,701	INC Research Holdings, Inc., Class – A (a)	300
115	Luminex Corp. (a)	2
2	NanoString Technologies, Inc. (a)	—
7	NeoGenomics, Inc. (a)	—
14	Pacific Boisciences of California, Inc. (a)	—
47	PAREXEL International Corp. (a)	3
69	PRA Health Sciences, Inc. (a)	4
6,279	QIAGEN NV (a)	176
85	VWR Corp. (a)	2

		1,176

	Machinery — 2.93%
8,851	Actuant Corp., Class – A	230
49	AGCO Corp.	3
1	Albany International Corp., Class – A	—
3	Altra Holdings, Inc.	—
59	American Railcar Industries	3
3,463	Astec Industries, Inc.	234
1	Blue Bird Corp. (a)	—
109	Briggs & Stratton Corp.	2
6,775	Chart Industries, Inc. (a)	244
8	CLARCOR, Inc.	1
5,977	Columbus McKinnon Corp.	162
3	Douglas Dynamics, Inc.	—
4	Energy Recovery, Inc. (a)	—
4	ENPRO Industries, Inc.	—
7	Franklin Electric Co., Inc.	—
167	Freightcar America, Inc.	2
86	Global Brass & Copper Holdings, Inc.	3
11	Hillenbrand, Inc.	—
39	Hyster-Yale Materials Handling, Inc., Class – A	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
5,370	IDEX Corp.	$485
12,250	ITT, Inc.	473
6	John Bean Technologies Corp.	1
5,221	Lincoln Electric Holdings, Inc.	400
2	Lindsay Corp.	—
3	Lydall, Inc. (a)	—
16,470	Meritor, Inc. (a)	205
2	Milacron Holdings Corp. (a)	—
129	Miller Industries, Inc.	3
7	Mueller Industries, Inc.	—
27	Mueller Water Products, Inc., Class – A	—
57	Oshkosh Corp.	4
4	Proto Labs, Inc. (a)	—
5	RBC Bearings, Inc. (a)	—
15	Rexnord Corp. (a)	—
2	Standex International Corp.	—
4	Sun Hydraulics Corp.	—
4	Tennant Co.	—
8,040	Terex Corp.	254
3	The Gorman-Rupp Co.	—
87	The Greenbrier Cos., Inc.	4
88	The Timken Co.	3
9,225	TriMas Corp. (a)	217
133	Trinity Industries, Inc.	4
186	Wabash National Corp. (a)	3
1,034	WABCO Holdings, Inc. (a)	110
5	Watts Water Technologies, Inc., Class – A	—
1,465	Woodward, Inc.	101

		3,153

	Marine — 0.18%
201	Costamare, Inc.	1
2,945	Kirby Corp. (a)	196
5	Matson, Inc.	—

		197

	Media — 0.75%
54	AMC Entertainment Holdings, Inc., Class – A	2
7	Central Eurpoean Media Enterprises Ltd. (a)	—
63	Discovery Communications, Inc., Class – A (a)	2
116	Entercom Communications Corp.	2
13	Entravision Communications Corp., Class – A	—
116	Gannett, Inc. Com	1
46,351	Global Eagle Entertainment, Inc. (a)	300
8	Gray Television, Inc. (a)	—
7,494	IMAX Corp. (a)	236
1	Liberty Media Group, Class – A (a)	—
1	Liberty Media Group, Class – C (a)	—
4,865	Lions Gate Entertainment Corp., Class – A (a)	131
4,865	Lions Gate Entertainment Corp., Class – B (a)	119
2	Loral Space & Communications, Inc. (a)	—
2	MDC Partners, Inc., Class – A	—
4	MSG Networks, Inc., Class – A (a)	—
1	New Media Investment Group, Inc.	—
6	Nexstar Broadcasting Group, Inc., Class – A	—
205	Salem Communications Corp., Class – A	1

Shares	Security Description	Value (000)
	Media (continued)
66	Sinclair Broadcast Group, Inc., Class – A	$2
100	Time, Inc.	2
2	tronc, Inc.	—
33	Viacom, Inc., Class – A	1
6	World Wrestling Entertainment, Inc., Class – A	—

		799

	Metals & Mining — 2.04%
5,991	Agnico-Eagle Mines Ltd.	251
32,671	Allegheny Technologies, Inc.	521
12,614	Carpenter Technology Corp.	456
32,416	Coeur d’Alene Mines Corp. (a)	295
151	Commercial Metals Co.	3
7,922	Dominion Diamond Corp.	77
45,455	Ferroglobe PLC	492
45,455	Ferroglobe Representation*	—
5	Gold Resource Corp.	—
1	Kaiser Aluminum Corp.	—
4	Real Industry, Inc. (a)	—
140	Schnitzer Steel Industries, Inc., Class – A	4
2,729	Steel Dynamics, Inc.	97
8	Worthington Industries, Inc.	—

		2,196

	Mortgage Real Estate Investment Trusts — 0.30%
209	AG Mortgage Investment Trust, Inc.	4
180	Annaly Capital Management, Inc.	2
644	Anworth Mortgage Asset Corp.	3
81	Apollo Commercial Real Estate Finance, Inc.	1
243	Ares Commercial Real Estate Corp.	3
308	Capstead Mortgage Corp.	3
192	Chimera Investment Corp.	3
177	Colony Capital, Inc., Class – A	4
313	CYS Investments, Inc.	2
455	Dynex Capital, Inc.	3
215	Invesco Mortgage Capital Inc.	3
194	MTGE Investment Corp.	3
231	New Residential Investment Corp.	4
18,530	Redwood Trust, Inc.	283
317	Western Asset Mortgage Capital Corp.	3

		324

	Multiline Retail — 0.16%
3,322	Big Lots, Inc.	167
29	Dillard’s, Inc., Class – A	2
3	Ollie’s Bargain Outlet Holdings, Inc. (a)	—

		169

	Multi-Utilities — 0.50%
93	Avista Corp.	4
8,712	Black Hills Corp.	534
92	Unitil Corp.	4

		542

	Oil, Gas & Consumable Fuels — 1.71%
204	Alon USA Energy, Inc.	2
187	Ardmore Shipping Corp.	1
11,791	Callon Petroleum Co. (a)	181
21,414	Carrizo Oil & Gas, Inc. (a)	801
10,800	Contango Oil & Gas Co. (a)	101

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
106	Delek US Holdings, Inc.	$3
278	DHT Holdings, Inc.	1
188	Dorian LPG Ltd. (a)	2
136,440	Enbridge Energy Management LLC* (a)(b)	—
10,220	Energen Corp. (a)	589
3	Evolution Petroleum Corp.	—
244	Gener8 Maritime, Inc. (a)	1
38	International Seaways, Inc. (a)	1
15	Matador Resources Co. (a)	—
5,025	Murphy Oil Corp.	156
880	Navios Maritime Acquisition Co.	1
117	Overseas Shipholding Group, Inc.	—
1	Panhandle Oil & Gas, Inc., Class – A	—
3	Par Petroleum Corp. (a)	—
22	REX American Resources Corp. (a)	2
2	Sanchez Energy Corp. (a)	—
296	Scorpio Tankers, Inc.	1
3	Synergy Resources Corp. (a)	—
436	Teekay Tankers Ltd.	1
68	Western Refining, Inc.	3

		1,847

	Paper & Forest Products — 0.67%
6,619	Boise Cascade Co. (a)	149
2,545	Clearwater Paper Corp. (a)	167
3	Deltic Timber Corp.	—
67	Domtar Corp.	3
8	KapStone Paper & Packaging Corp.	—
20,664	Louisiana-Pacific Corp. (a)	391
3	Neenah Paper, Inc.	—
112	P.H. Glatfelter Co.	3
63	Schweitzer-Mauduit International, Inc.	3

		716

	Personal Products — 0.00%
18	Avon Products, Inc. (a)	—
1	Inter Parfums, Inc.	—
3	Lifevantage Corp. (a)	—
3	Medifast, Inc.	—
1	Natural Health Trends Corp.	—
16	Nu Skin Enterprises, Inc., Class – A	1
32	Nutraceutical International Corp.	1
1	Revlon, Inc., Class – A (a)	—
2	Synutra International, Inc. (a)	—
2	USANA Health Sciences, Inc. (a)	—

		2

	Pharmaceuticals — 0.16%
8	AcelRx Pharmaceuticals, Inc. (a)	—
2	Aclaris Therapeutics, Inc. (a)	—
5	Aerie Pharmaceuticals, Inc. (a)	—
1	Agile Therapeutics, Inc. (a)	—
5	Amphastar Pharmaceuticals, Inc. (a)	—
5	Ampio Pharmaceuticals, Inc. (a)	—
1	ANI Pharmaceuticals, Inc. (a)	—
4	Aratana Therapeutics, Inc. (a)	—
2	Axsome Therapeutics, Inc. (a)	—

Shares	Security Description	Value (000)
Pharmaceuticals (continued)
10	Bio-Path Holdings, Inc. (a)	$—
139	Catalent, Inc. (a)	4
7	Cempra Holdings LLC (a)	—
1	Clearside Biomedical, Inc. (a)	—
3	Collegium Pharmaceutical, Inc. (a)	—
11	Corcept Therapeutics, Inc. (a)	—
12	DepoMed, Inc. (a)	—
2,966	Dermira, Inc. (a)	91
14	Durect Corp. (a)	—
1	Flex Pharma, Inc. (a)	—
1	Heska Corp. (a)	—
28	Horizon Pharma PLC (a)	—
93	Impax Laboratories, Inc. (a)	1
12	Innoviva, Inc. (a)	—
4	Intersect ENT, Inc. (a)	—
6	Intra-Cellular Therapies, Inc. (a)	—
2	Lipocine, Inc. (a)	—
2	Myokardia, Inc. (a)	—
5,324	Nektar Therapeutics (a)	66
2	Neos Therapeutics, Inc. (a)	—
2	Ocular Therapeutix, Inc. (a)	—
5	Omeros Corp. (a)	—
200	Omthera Pharmaceuticals, Inc.* (a)	—
7	Pacira Pharmaceuticals, Inc. (a)	—
2	Paratek Pharmaceuticals, Inc. (a)	—
141	Phibro Animal Health Corp., Class – A	5
54	Prestige Brands Holdings, Inc. (a)	3
1	Reata Pharmaceuticals, Inc., Class – A (a)	—
5	Revance Therapeutics, Inc. (a)	—
196	SciClone Pharmaceuticals, Inc. (a)	2
3	Sucampo Pharmaceuticals, Inc., Class – A (a)	—
8	Supernus Pharmaceuticals, Inc. (a)	—
5	Teligent, Inc. (a)	—
80	The Medicines Co. (a)	3
24	TherapeuticsMD, Inc. (a)	—
6	Theravance Biopharma, Inc. (a)	—
1	WaVe Life Sciences Ltd. (a)	—

175

Professional Services — 0.38%
1	Barrett Business Services, Inc.	—
160	CBIZ, Inc. (a)	3
5	CEB, Inc.	—
4,300	CRA International, Inc.	158
5	Exponent, Inc.	—
1	Franklin Covey Co. (a)	—
1	FTI Consulting, Inc. (a)	—
2	GP Strategies Corp. (a)	—
3	Insperity, Inc.	—
85	Kelly Services, Inc., Class – A	2
99	Kforce, Inc.	3
6	Korn/Ferry International	—
3	Mistras Group, Inc. (a)	—
10	On Assignment, Inc. (a)	—
35,480	Pendrell Corp. (a)	240
7	The Advisory Board Co. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
7	TriNet Group, Inc. (a)	$—
87	TrueBlue, Inc. (a)	2
6	WageWorks, Inc. (a)	—

		408

	Real Estate Management & Development — 0.00%
4	Alexander & Baldwin, Inc.	—
2	Altisource Portfolio Solutions SA (a)	—
1	AV Homes, Inc. (a)	—
1	Consolidated-Tomoka Land Co.	—
7	HFF, Inc., Class – A	1
7	Kennedy-Wilson Holdings, Inc.	—
2	Marcus & Millichap, Inc. (a)	—
1	The RMR Group, Inc., Class – A	—

		1

	Road & Rail — 0.25%
2,412	ArcBest Corp.	67
84	Covenant Transportation Group, Inc., Class – A (a)	2
7	Heartland Express, Inc.	—
10	Knight Transportation, Inc.	—
103	P.A.M. Transportation Services, Inc. (a)	3
7,998	Swift Transportation Co. (a)	194
1	Universal Truckload Services, Inc.	—
1	YRC Worldwide, Inc. (a)	—

		266

	Semiconductors & Semiconductor Equipment — 7.05%
1	Acacia Communications, Inc. (a)	—
2,047	Advanced Energy Industries, Inc. (a)	112
7,466	Advanced Micro Devices, Inc. (a)	85
3	Ambarella, Inc. (a)	—
371	Amkor Technology, Inc. (a)	4
11	Applied Micro Circuits Corp. (a)	—
15,600	Brooks Automation, Inc.	266
2	Cabot Microelectronics Corp.	—
6,871	Cavium, Inc. (a)	429
6,710	CEVA, Inc. (a)	225
2,183	Cirrus Logic, Inc. (a)	123
175	Cohu, Inc.	2
7,912	Cree, Inc. (a)	209
58,137	Cypress Semiconductor Corp.	666
6,061	Diodes, Inc. (a)	156
151	Entegris, Inc. (a)	3
1	Exar Corp. (a)	—
43	First Solar, Inc. (a)	1
15,699	FormFactor, Inc. (a)	176
18,600	GSI Technology, Inc. (a)	115
8,678	Impinj, Inc. (a)	307
8	Inphi Corp. (a)	—
9,836	Integrated Device Technology, Inc. (a)	232
183	IXYS Corp.	2
21	Lattice Semiconductor Corp. (a)	—
6,409	MA-COM Technology Solutions Holdings, Inc. (a)	297
5,961	Maxim Integrated Products, Inc.	230

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
6,853	MaxLinear, Inc. (a)	$149
20	Microsemi Corp. (a)	1
5,341	MKS Instruments, Inc.	317
5,752	Monolithic Power Systems, Inc.	471
4	Nanometrics, Inc. (a)	—
33,558	ON Semiconductor Corp. (a)	428
4	PDF Solutions, Inc. (a)	—
223	Photronics, Inc. (a)	3
5	Power Integrations, Inc.	—
9,491	Qorvo, Inc. (a)	501
49,395	QuickLogic Corp.^ (a)	69
14	Rambus, Inc. (a)	—
3,093	Semtech Corp. (a)	98
1,736	Silicon Laboratories, Inc. (a)	113
5,661	Skyworks Solutions, Inc.	423
1,947	Synaptics, Inc. (a)	104
10,211	Tessera Holding Corp.	451
398	Ultra Clean Holdings, Inc. (a)	4
15,423	Ultratech, Inc. (a)	370
14,805	Veeco Instruments, Inc. (a)	432

		7,574

	Software — 6.00%
15	8x8, Inc. (a)	—
8	A10 Networks, Inc. (a)	—
20	ACI Worldwide, Inc. (a)	—
3	American Software, Inc., Class – A	—
15	Aspen Technology, Inc. (a)	1
3	Barracuda Networks, Inc. (a)	—
8	Blackbaud, Inc.	1
6	Bottomline Technologies, Inc. (a)	—
5	BroadSoft, Inc. (a)	—
11	Callidus Software, Inc. (a)	—
315	CDK Global, Inc.	19
5,091	CommVault Systems, Inc. (a)	262
3,220	CyberArk Software Ltd. (a)	146
1	Digimarc Corp. (a)	—
39	Ebix, Inc.	2
5,526	Electronic Arts, Inc. (a)	435
5,864	Ellie Mae, Inc. (a)	491
3	EnerNOC, Inc. (a)	—
2	Exa Corp. (a)	—
1,835	Fair Isaac Corp.	219
6	Gigamon, Inc. (a)	—
4	Globant SA (a)	—
65,800	Glu Mobile, Inc. (a)	128
2	Guidance Software, Inc. (a)	—
5,104	Guidewire Software, Inc. (a)	252
4,523	HubSpot, Inc. (a)	213
5	Imperva, Inc. (a)	—
6	Jive Software, Inc. (a)	—
100	Mentor Graphics Corp.	4
2	MicroStrategy, Inc., Class – A (a)	—
4	Mitek Systems, Inc. (a)	—
5	MobileIron, Inc. (a)	—
936	Mobileye NV (a)	36

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
3	Model N, Inc. (a)	$—
8	Monotype Imaging Holdings, Inc.	—
16,164	Nuance Communications, Inc. (a)	241
1	Park City Group, Inc. (a)	—
5,107	Paycom Software, Inc. (a)	232
4	Paylocity Holding Corp. (a)	—
6	Pegasystems, Inc.	—
1	Progress Software Corp.	—
8,494	Proofpoint, Inc. (a)	600
4	PROS Holdings, Inc. (a)	—
9,771	PTC, Inc. (a)	452
5	Qualys, Inc. (a)	—
4	Rapid7, Inc. (a)	—
11	RealPage, Inc. (a)	—
12	RingCentral, Inc., Class – A (a)	—
41,502	Rosetta Stone, Inc. (a)	370
4	Sapiens International Corp. NV	—
61,315	SeaChange International, Inc. (a)	141
9,742	Silver Spring Networks, Inc. (a)	130
8	Synchronoss Technologies, Inc. (a)	—
14	Take-Two Interactive Software, Inc. (a)	1
36,200	Telenav, Inc. (a)	255
3	The Rubicon Project, Inc. (a)	—
606	The Ultimate Software Group, Inc. (a)	111
44,943	TiVo Corp. (a)	940
4,562	Tyler Technologies, Inc. (a)	651
2	Varonis Systems, Inc. (a)	—
4	VASCO Data Security International, Inc. (a)	—
6	VirnetX Holding Corp. (a)	—
3	Workiva, Inc. (a)	—
5,604	Zendesk, Inc. (a)	119
8	Zix Corp. (a)	—

		6,452

	Specialty Retail — 2.09%
28	American Eagle Outfitters, Inc.	—
4	Asbury Automotive Group, Inc. (a)	—
248	Ascena Retail Group, Inc. (a)	2
207	Big 5 Sporting Goods Corp.	4
2,117	Burlington Stores, Inc. (a)	179
22	Chico’s FAS, Inc.	—
1	Destination XL Group, Inc. (a)	—
127	Express, Inc. (a)	1
10	Five Below, Inc. (a)	—
6	Francesca’s Holdings Corp. (a)	—
64	GameStop Corp., Class – A	2
12	GNC Holdings, Inc., Class – A	—
34	Group 1 Automotive, Inc.	3
3	Hibbett Sports, Inc. (a)	—
2	Kirkland’s, Inc. (a)	—
4	Lithia Motors, Inc.	—
8,204	MarineMax, Inc. (a)	159
6,486	Monro Muffler Brake, Inc.	371
3	Party City Holdco, Inc. (a)	—
53	Penske Automotive Group, Inc.	3
12	Pier 1 Imports, Inc.	—

Shares	Security Description	Value (000)
	Specialty Retail (continued)
8,802	Rent-A-Center, Inc.	$99
7	Select Comfort Corp. (a)	—
98	Sonic Automotive, Inc., Class – A	2
3	Sportsman’s Warehouse Holdings, Inc. (a)	—
230	Stein Mart, Inc.	1
7,665	Tailored Brands, Inc.	196
3	The Buckle, Inc.	—
1	The Cato Corp.	—
3	The Children’s Place Retail Stores, Inc.	—
2	The Container Store Group, Inc. (a)	—
2	The Finish Line, Inc., Class – A	—
9,929	Tile Shop Holdings, Inc. (a)	194
351	Tilly’s, Inc., Class – A (a)	5
11,681	Tractor Supply Co.	887
13,000	West Marine, Inc. (a)	136

		2,244

	Technology Hardware, Storage & Peripherals — 0.13%
17	3D Systems Corp. (a)	—
3	Avid Technology, Inc. (a)	—
8	Cray, Inc. (a)	—
7	Diebold, Inc.	—
2	Eastman Kodak Co. (a)	—
1,542	Electronics for Imaging, Inc. (a)	68
83,000	Imation Corp. (a)	69
4	Immersion Corp. (a)	—
11	Nimble Storage, Inc. (a)	—
12	Pure Storage, Inc., Class – A (a)	—
3	Stratasys Ltd. (a)	—
3	Super Micro Computer, Inc. (a)	—
4	USA Technologies, Inc. (a)	—

		137

	Textiles, Apparel & Luxury Goods — 1.08%
6,025	Columbia Sportswear Co.	351
11	Crocs, Inc. (a)	—
2	Culp, Inc.	—
1	Deckers Outdoor Corp. (a)	—
10,125	G-III Apparel Group Ltd. (a)	299
4,591	Movado Group, Inc.	132
3	Oxford Industries, Inc.	—
11	Steven Madden Ltd. (a)	—
1	Superior Uniform Group, Inc.	—
2	Vera Bradley, Inc. (a)	—
2	Vince Holding Corp. (a)	—
17,108	Wolverine World Wide, Inc.	377

		1,159

	Thrifts & Mortgage Finance — 0.11%
10	Bofl Holding, Inc. (a)	—
12	Essent Group Ltd. (a)	—
110	EverBank Financial Corp.	2
46	Federal Agricultural Mortgage Corp., Class – C	3
44	First Defiance Financial Corp.	2
79	HomeStreet, Inc. (a)	2
1	LendingTree, Inc. (a)	—
1	Meridian Bancorp, Inc.	—
272	MGIC Investment Corp. (a)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
2	Nationstar Mortgage Holdings, Inc. (a)	$—
132	PennyMac Financial Services, Inc. (a)	2
144	Radian Group, Inc.	3
263	TrustCo Bank Corp. NY	2
72	Walker & Dunlop, Inc. (a)	2
2,154	WSFS Financial Corp.	101

		122

	Tobacco — 0.22%
3,735	Universal Corp.	238
11	Vector Group Ltd.	—

		238

	Trading Companies & Distributors — 1.84%
96	Air Lease Corp.	3
111	Aircastle Ltd.	2
7,965	Applied Industrial Technologies, Inc.	474
9,805	Beacon Roofing Supply, Inc. (a)	452
12,680	BMC Stock Holdings, Inc. (a)	247
3,827	DXP Enterprises, Inc. (a)	133
3,352	GATX Corp.^	206
1	GMS, Inc. (a)	—
5	H&E Equipment Services, Inc.	—
1	Lawson Products, Inc. (a)	—
8,925	MRC Global, Inc. (a)	181
1	Neff Corp., Class – A (a)	—
1	SiteOne Landscape Supply, Inc. (a)	—
1	Triton International Ltd.	—
6	Univar, Inc. (a)	—
67	Veritiv Corp. (a)	4
1,905	Watsco, Inc.	282
51	WESCO International, Inc. (a)	3

		1,987

	Water Utilities — 0.00%
4	American States Water Co.	—
4	California Water Service Group	—
2	Middlesex Water Co.	—
2	The York Water Co.	—

		—

	Wireless Telecommunication Services — 0.00%
3	Boingo Wireless, Inc. (a)	—
8	Shenandoah Telecommunications Co.	—
64	Spok Holdings, Inc.	2

		2

	Total Common Stocks	97,459

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.* (a)(c)	—
24	Dyax Corp. CVR* (a)	—
1	Tobira Therapeutics, Inc. CVR*	—

		—

Shares or Principal Amount (000)	Security Description	Value (000)
	Technology Hardware, Storage & Peripherals — 0.00%
1,000	Gerber Scientific, Inc.* (a)(b)(d)	$—

	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc.* (a)(d)	—

	Total Contingent Rights	—

	Time Deposit — 5.07%
$5,460	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	5,460

	Total Time Deposit	5,460

	Mutual Funds — 4.75%
328,787	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^ (e)	329
418,028	State Street Institutional Liquid Reserves Fund, 0.68% (e)	418
4,361,633	State Street Institutional Treasury Plus Money Market Fund, 0.35% (e)	4,361

	Total Mutual Funds	5,108

	Repurchase Agreement — 0.15%
$160	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $159,546 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $162,729)^^	160

	Total Repurchase Agreement	160

	Total Investments (cost $81,958) — 100.53%	108,187
	Liabilities in excess of other assets — (0.53)%	(575)

	Net Assets — 100.00%	$107,612

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $461 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	12.00%	6.33%	29.54%	35.13%	0.90%	—	6.66%	—	90.56%
Contingent Rights	—	—	—	—	0.00%	—	—	—	0.00%
Time Deposit	—	0.46%	2.71%	1.58%	—	—	0.32%	—	5.07%
Mutual Funds	0.40%	—	0.14%	0.16%	0.01%	1.16%	—	2.88%	4.75%
Repurchase Agreement	—	—	0.07%	0.08%	—	—	—	—	0.15%
Other Assets (Liabilities)	0.01%	-0.01%	-0.42%	-0.22%	0.00%	0.11%	0.00%	0.00%	-0.53%

Total Net Assets	12.41%	6.78%	32.04%	36.73%	0.91%	1.27%	6.98%	2.88%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
17	Russell 2000 Mini Index Future	$1,153	3/17/17	$(25)

	Net Unrealized Appreciation/(Depreciation)			$(25)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.69%
	Aerospace & Defense — 1.45%
2,159	Astronics Corp. (a)	$73
7,139	Cubic Corp.	342
8,865	Curtiss-Wright Corp.	871
216	Ducommun, Inc. (a)	6
6,666	Esterline Technologies Corp. (a)	595
40	National Presto Industries, Inc.	4
101	Triumph Group, Inc.	3
5,200	Wesco Aircraft Holdings, Inc. (a)	78

		1,972

	Air Freight & Logistics — 0.16%
5,138	XPO Logistics, Inc. (a)	222

	Airlines — 2.81%
6,723	American Airlines Group, Inc.	314
41	Copa Holdings SA, Class – A	4
2,827	Hawaiian Holdings, Inc. (a)	161
18,036	JetBlue Airways Corp. (a)	404
31,917	United Continental Holdings, Inc. (a)	2,327
40,177	Volaris Aviation Holding Co., ADR (a)	604

		3,814

	Auto Components — 0.92%
99	Cooper Tire & Rubber Co.	4
16,289	Dana Holding Corp.	309
200	Metaldyne Performance Group, Inc.	5
10,413	Modine Manufacturing Co. (a)	155
7,886	Stoneridge, Inc. (a)	140
10,174	Tenneco, Inc. (a)	635
139	Tower International, Inc.	4

		1,252

	Automobiles — 0.12%
5,308	Winnebago Industries, Inc.	168

	Banks — 7.45%
80	1st Source, Inc.	4
101	American National Bankshares, Inc.	4
13,224	Associated Banc-Corp.	327
96	Banco Latinoamericano de Comercio Exterior SA, Class – E	3
22,820	BankUnited, Inc.	860
18,888	Banner Corp.	1,054
58	C&F Financial Corp.	3
86	Chemung Financial Corp.	3
142	CNB Financial Corp.	4
24,696	Columbia Banking System, Inc.	1,102
74	Community Trust Bancorp, Inc.	4
9,657	Cullen/Frost Bankers, Inc.	852
160	Fidelity Southern Corp.	4
99	Financial Institutions, Inc.	3
146	First Bancorp	4
112	First Business Financial Services, Inc.	3
10	First Citizens BancShares, Inc., Class – A	4
118	First Community Bancshares, Inc.	4
71	First Financial Corp.	4
93	First Interstate BancSystem, Inc., Class – A	4
6,529	First Midwest BanCorp, Inc.	165

Shares	Security Description	Value (000)
	Banks (continued)
138	First NBC Bank Holding Co. (a)	$1
70	Great Southern Bancorp, Inc.	4
96	Hancock Holding Co.	4
74	Heartland Financial USA, Inc.	4
9,891	Home Bancshares, Inc.	275
12,986	Hope BanCorp, Inc.	284
153	Horizon Bancorp	4
221	Huntington Bancshares, Inc.	3
179	Independent Bank Corp.	4
97	International Bancshares Corp.	4
66,449	Investors Bancorp, Inc.	927
177	KeyCorp	3
228	Lakeland Bancorp, Inc.	4
119	MainSource Financial Group, Inc.	4
89	Midwestone Financial Group, Inc.	3
77	National Bankshares, Inc.	3
95	Northrim BanCorp, Inc.	3
205	Old National Bancorp	4
25,135	PacWest Bancorp	1,367
122	Peoples Bancorp, Inc.	4
10,346	Popular, Inc.	453
174	Premier Financial BanCorp	3
157	Sierra Bancorp	4
1,696	Signature Bank (a)	255
6,430	SVB Financial Group (a)	1,103
6,445	Synovus Financial Corp.	265
8,644	TCF Financial Corp.	169
155	Triumph Bancorp, Inc. (a)	4
104	Trustmark Corp.	4
167	Umpqua Holdings Corp.	3
10,386	Webster Financial Corp.	564

		10,151

	Biotechnology — 1.51%
2,498	Acceleron Pharma, Inc. (a)	64
155	Acorda Therapeutics, Inc. (a)	3
382	Alkermes PLC (a)	21
62	Aptevo Therapeutics, Inc. (a)	—
8,569	ARIAD Pharmaceuticals, Inc. (a)	107
1,899	Bluebird Bio, Inc. (a)	117
17,397	Celldex Therapeutics, Inc. (a)	62
125	Emergent BioSolutions, Inc. (a)	4
2,238	Five Prime Therapeutics, Inc. (a)	112
6,149	Intrexon Corp. (a)	149
3,765	Ionis Pharmaceuticals, Inc. (a)	180
2,100	Kite Pharma, Inc.^ (a)	94
5,762	Lexicon Pharmaceuticals, Inc. (a)	80
13,528	Myriad Genetics, Inc. (a)	225
2,583	Neurocrine Biosciences, Inc. (a)	100
1,184	PDL BioPharma, Inc.	3
10,392	Repligen Corp. (a)	319
8,363	Sangamo BioSciences, Inc. (a)	26
2,381	Seattle Genetics, Inc. (a)	126
1,196	Tesaro, Inc. (a)	161
1,390	Ultragenyx Pharmaceutical, Inc. (a)	98

		2,051

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products — 1.31%
4,319	Armstrong World Industries, Inc. (a)	$181
9,553	CaesarStone Sdot Yam Ltd. (a)	274
3,900	Gibraltar Industries, Inc. (a)	162
5,090	Masonite International Corp. (a)	335
550	Ply Gem Holdings, Inc. (a)	9
4,815	Trex Co., Inc. (a)	310
4,942	Universal Forest Products, Inc.	505

		1,776

	Capital Markets — 1.20%
8,279	Artisan Partners Asset Management, Inc., Class – A	246
357	Calamos Asset Management, Inc., Class – A	3
17	Donnelley Financial Solutions, Inc. (a)	—
7,126	E*Trade Financial Corp. (a)	247
2,089	Evercore Partners, Inc., Class – A	144
379	Gain Capital Holdings, Inc.	2
8,063	Greenhill & Co., Inc.	223
116	Houlihan Lokey, Inc.	4
3,834	LPL Financial Holdings, Inc.	135
271	Manning & Napier, Inc.	2
5,242	Raymond James Financial, Inc.	364
5,368	Stifel Financial Corp. (a)	268

		1,638

	Chemicals — 2.57%
147	A. Schulman, Inc.	5
3,672	Albemarle Corp.	316
1,854	Balchem Corp.	156
73	Cabot Corp.	4
7,942	FMC Corp.	449
358	FutureFuel Corp.	5
263	Huntsman Corp.	5
2,689	Innophos Holdings, Inc.	141
17,902	Kraton Performance Polymers, Inc. (a)	510
1,533	NewMarket Corp.	650
8,740	PolyOne Corp.	280
8,912	Sensient Technologies Corp.	699
67	Stepan Co.	5
73	Trinseo SA	4
25,369	Tronox Ltd., Class – A	262
91	Westlake Chemical Corp.	5

		3,496

	Commercial Services & Supplies — 0.96%
6,855	ABM Industries, Inc.	280
241	ACCO Brands Corp. (a)	3
21,558	ARC Document Solutions, Inc. (a)	110
142	Ennis, Inc.	2
10,777	Essendant, Inc.	225
9,625	Interface, Inc.	179
3,949	KAR Auction Services, Inc.	168
17	LSC Communications, Inc.	1
87	McGrath RentCorp	3
4,049	Multi-Color Corp.	314
101	Quad Graphics, Inc.	3
47	RR Donnelley & Sons Co.	1

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
186	Steelcase, Inc., Class – A	$3
23	UniFirst Corp.	3
72	VSE Corp.	3
122	West Corp.	3

		1,301

	Communications Equipment — 0.52%
134	BEL Fuse, Inc., Class – B	4
183	Black Box Corp.	3
198	Comtech Telecommunications Corp.	2
66	EchoStar Corp., Class – A (a)	3
13,571	Infinera Corp. (a)	115
27,978	Oclaro, Inc. (a)	250
45,576	ShoreTel, Inc. (a)	327

		704

	Construction & Engineering — 2.01%
1,778	Dycom Industries, Inc. (a)	143
8,007	Granite Construction, Inc.	440
9,187	KBR, Inc.	153
24,182	MasTec, Inc. (a)	925
164	MYR Group, Inc. (a)	6
714	Primoris Services Corp.	16
20,388	Tutor Perini Corp. (a)	571
3,439	Valmont Industries, Inc.	485

		2,739

	Construction Materials — 0.76%
4,811	Eagle Materials, Inc., Class – A	474
1,441	Martin Marietta Materials, Inc.	319
9,874	Summit Materials, Inc., Class – A (a)	235

		1,028

	Consumer Finance — 0.26%
104	Encore Capital Group, Inc. (a)	3
14,643	Green Dot Corp., Class – A (a)	345
66	Nelnet, Inc., Class – A	3
225	Santander Consumer USA Holdings, Inc. (a)	3

		354

	Containers & Packaging — 1.51%
9,882	AptarGroup, Inc.	726
23,268	Berry Plastics Group, Inc. (a)	1,135
15,087	Graphic Packaging Holding Co.	188
79	Greif, Inc.	5
104	Greif, Inc., Class – A	5

		2,059

	Diversified Consumer Services — 0.73%
103	American Public Education, Inc. (a)	3
9,258	Bright Horizons Family Solutions, Inc. (a)	649
59	Capella Education Co.	5
31,615	Career Education Corp. (a)	319
136	DeVry Education Group, Inc.	4
6	Graham Holdings Co.	3
213	Liberty Tax, Inc.	3
67	Strayer Education, Inc. (a)	5

		991

	Diversified Financial Services — 0.25%
14,706	Leucadia National Corp.	342

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services (continued)
148	Marlin Business Services Corp.	$3

		345

	Diversified Telecommunication Services — 0.69%
17,457	Cogent Communications Group, Inc.	723
123	FairPoint Communications, Inc. (a)	2
88	Hawaiian Telcom Holdco, Inc. (a)	2
125	IDT Corp.	2
219	Iridium Communications, Inc. (a)	2
29,896	Vonage Holdings Corp. (a)	205

		936

	Electric Utilities — 0.02%
189	Hawaiian Electric Industries, Inc.	6
179	PNM Resources, Inc.	6
140	Portland General Electric Co.	6
224	Spark Energy, Inc., Class – A	7

		25

	Electrical Equipment — 1.80%
2,193	Acuity Brands, Inc.	507
6,583	AZZ, Inc.	421
4,428	Encore Wire Corp.	192
6,375	EnerSys	498
11,940	Generac Holdings, Inc. (a)	486
9,626	General Cable Corp.	183
16,049	LSI Industries, Inc.	156
71	Regal-Beloit Corp.	5

		2,448

	Electronic Equipment, Instruments & Components — 5.32%
3,526	Anixter International, Inc. (a)	286
182	AVX Corp.	3
12,648	Belden, Inc.	946
115	Benchmark Electronics, Inc. (a)	4
3,133	Coherent, Inc. (a)	430
21,120	Control4 Corp. (a)	215
53	Dolby Laboratories, Inc., Class – A	2
31	ePlus, Inc. (a)	4
31,385	Flextronics International Ltd. (a)	451
6,608	II-VI, Inc. (a)	196
6,716	Insight Enterprises, Inc. (a)	272
2,836	IPG Photonics Corp. (a)	280
9,323	Itron, Inc. (a)	586
18,511	Jabil Circuit, Inc.	438
202	Kimball Electronics, Inc. (a)	4
6,419	Littelfuse, Inc.	974
74	Methode Electronics, Inc.	3
8,675	Orbotech Ltd. (a)	290
98	PC Connection, Inc.	3
57	Plexus Corp. (a)	3
6,559	Rogers Corp. (a)	504
91	Sanmina Corp. (a)	3
7,389	ScanSource, Inc. (a)	298
26	SYNNEX Corp.	3
34	Tech Data Corp. (a)	3

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
18,883	Trimble Navigation Ltd. (a)	$569
374	TTM Technologies, Inc. (a)	5
7,267	Universal Display Corp. (a)	409
3,263	VeriFone Systems, Inc. (a)	58
207	Vishay Intertechnology, Inc.	3

		7,245

	Energy Equipment & Services — 0.82%
80	Diamond Offshore Drilling, Inc. (a)	1
2,235	Dril-Quip, Inc. (a)	134
150	Exterran Corp. (a)	4
8,050	Oil States International, Inc. (a)	314
103	PHI, Inc. (a)	2
39,536	Superior Energy Services, Inc.	667

		1,122

	Equity Real Estate Investment Trusts — 3.94%
19,511	Acadia Realty Trust	638
8,769	Alexandria Real Estate Equities, Inc.	974
841	Ashford Hospitality Trust	7
431	CBL & Associates Properties, Inc.	5
529	Cedar Realty Trust, Inc.	3
3,660	Coresite Realty Corp.	290
4,311	DiamondRock Hospitality Co.	50
10,695	EastGroup Properties, Inc.	790
25,499	Equity Commonwealth (a)	771
735	FelCor Lodging Trust, Inc.	6
425	First Potomac Realty Trust	5
7,528	Four Corners Property Trust, Inc.	154
724	Investors Real Estate Trust	5
19,190	LaSalle Hotel Properties	585
388	Lexington Realty Trust	4
4,850	MGM Growth Properties LLC, Class – A	123
6,698	Mid-America Apartment Communities, Inc.	656
3,703	National Health Investors, Inc.	275
366	NorthStar Realty Finance Corp.	6
179	Pennsylvania Real Estate Investment Trust	3
37	PS Business Parks, Inc.	4
1,303	RAIT Financial Trust	4
329	Washington Prime Group, Inc.	3

		5,361

	Food & Staples Retailing — 0.57%
6,490	Casey’s General Stores, Inc.	771
57	Ingles Markets, Inc., Class – A	3
71	SpartanNash Co.	3
73	Village Super Market, Inc., Class – A	2

		779

	Food Products — 0.53%
6,087	Amplify Snack Brands, Inc.^ (a)	54
64	Cal-Maine Foods, Inc.	3
6,799	Darling Ingredients, Inc. (a)	88
153	Dean Foods Co.	3
51	Fresh Del Monte Produce, Inc.	3
4,250	J&J Snack Foods Corp.	568
62	John B. Sanfilippo & Son, Inc.	4
139	Omega Protein Corp. (a)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
33	Sanderson Farms, Inc.	$3

		729

	Gas Utilities — 0.86%
78	Southwest Gas Corp.	6
25,165	UGI Corp.	1,160

		1,166

	Health Care Equipment & Supplies — 6.53%
4,704	Abiomed, Inc. (a)	530
7,100	Cantel Medical Corp.	559
13,537	Cardiovascular Systems, Inc. (a)	328
5,925	ConforMIS, Inc. (a)	48
9,760	DexCom, Inc. (a)	583
4,328	Edwards Lifesciences Corp. (a)	406
106	Exactech, Inc. (a)	3
11,439	Glaukos Corp. (a)	392
84	Halyard Health, Inc. (a)	3
18,648	Insulet Corp. (a)	703
4,716	Integra LifeSciences Holdings Corp. (a)	405
8,783	K2M Group Holdings, Inc. (a)	176
4,110	Neogen Corp. (a)	271
5,674	Nevro Corp. (a)	412
9,051	NxStage Medical, Inc. (a)	237
2,064	Penumbra, Inc. (a)	132
752	RTI Surgical, Inc. (a)	2
18,340	STERIS PLC	1,236
17,673	Tandem Diabetes Care, Inc. (a)	38
4,188	The Cooper Cos., Inc.	732
16,900	West Pharmaceutical Services, Inc.	1,433
5,745	Zeltiq Aesthetics, Inc. (a)	250

		8,879

	Health Care Providers & Services — 1.18%
18,192	Acadia Healthcare Co., Inc. (a)	603
115	Aceto Corp.	3
77	Air Methods Corp. (a)	2
70	Almost Family, Inc. (a)	3
21	Chemed Corp.	3
72	HealthSouth Corp.	3
237	Kindred Healthcare, Inc.	2
63	LHC Group, Inc. (a)	3
6,979	LifePoint Hospitals, Inc. (a)	397
42	Magellan Health Services, Inc. (a)	3
56	Molina Heathcare, Inc. (a)	3
44	National Healthcare Corp.	3
7,060	Owens & Minor, Inc.	250
111	PharMerica Corp. (a)	3
59	Providence Service Corp. (a)	2
253	Select Medical Holdings Corp. (a)	3
1,783	Surgical Care Affiliates, Inc. (a)	82
96	Tenet Healthcare Corp. (a)	1
133	The Ensign Group, Inc.	3
10,921	Triple-S Management Corp., Class – A (a)	226

		1,598

Shares	Security Description	Value (000)
	Health Care Technology — 0.33%
148	Inovalon Holdings, Inc., Class – A (a)	$2
13,306	Omnicell, Inc. (a)	451

		453

	Hotels, Restaurants & Leisure — 2.61%
13,394	Belmond Ltd. (a)	179
162	Bloomin’ Brands, Inc.	3
6,688	Buffalo Wild Wings, Inc. (a)	1,034
462	Century Casinos, Inc. (a)	4
6,434	Dave & Buster’s Entertainment, Inc. (a)	362
173	International Game Technology PLC	4
83	International Speedway Corp., Class – A	3
2,429	Jack in the Box, Inc.	271
136	Marcus Corp.	4
274	Pinnacle Entertainment, Inc. (a)	4
10,308	Planet Fitness, Inc., Class – A	207
60	Red Robin Gourmet Burgers, Inc. (a)	3
205	SeaWorld Entertainment, Inc.	4
3,810	Shake Shack, Inc., Class – A (a)	136
155	Speedway Motorsports, Inc.	3
8,235	Vail Resorts, Inc.	1,329

		3,550

	Household Durables — 1.38%
412	Beazer Homes USA, Inc. (a)	5
1,864	Cavco Industries, Inc. (a)	186
112	CSS Industries, Inc.	3
74	Flexsteel Industries, Inc.	5
3,799	Harman International Industries, Inc.	421
5,770	Helen of Troy Ltd. (a)	487
4,106	iRobot Corp. (a)	240
17,245	Libbey, Inc.	336
203	Lifetime Brands, Inc.	4
196	Taylor Morrison Home Corp., Class – A (a)	4
2,843	Universal Electronics, Inc. (a)	184

		1,875

	Household Products — 0.00%
51	Central Garden & Pet Co. (a)	2
54	Central Garden & Pet Co., Class – A (a)	2
33	Oil-Dri Corp. of America	1

		5

	Independent Power & Renewable Electricity Producers — 0.00%
378	NRG Yield, Inc., Class – C	6

	Insurance — 3.59%
13,650	American Equity Investment Life Holding Co.	308
16,149	American Financial Group, Inc.	1,423
14,180	Argo Group International Holdings Ltd.	934
5,524	Aspen Insurance Holdings Ltd.	304
96	Assured Guaranty Ltd.	4
6,644	Endurance Specialty Holdings Ltd.	614
2,012	Everest Re Group Ltd.	435
8,159	Genworth Financial, Inc., Class – A (a)	31
219	Hallmark Financial Services, Inc. (a)	3
84	HCI Group, Inc.	3
198	Heritage Insurance Holdings, Inc.	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
195	Maiden Holdings Ltd.	$3
12	National Western Life Group, Inc., Class – A	4
174	OneBeacon Insurance Group Ltd.	3
11,150	Stewart Information Services Corp.	514
122	Universal Insurance Holdings, Inc.	3
4,456	W.R. Berkley Corp.	296

		4,885

	Internet & Direct Marketing Retail — 0.10%
284	1-800-FLOWERS.COM, Inc., Class – A (a)	3
5,180	Duluth Holdings, Inc., Class – B^ (a)	132

		135

	Internet Software & Services — 1.38%
18,963	2U, Inc. (a)	573
2,886	Akamai Technologies, Inc. (a)	192
367	Bankrate, Inc. (a)	4
946	Benefitfocus, Inc. (a)	28
240	Blucora, Inc. (a)	4
38,557	Brightcove, Inc. (a)	310
433	DHI Group, Inc. (a)	3
438	EarthLink Holdings Corp.	2
25,922	Gogo, Inc.^ (a)	239
44	j2 Global, Inc.	4
1,841	LogMeln, Inc.	178
187	Match Group, Inc. (a)	3
8,121	New Relic, Inc. (a)	229
4,988	Web.com Group, Inc. (a)	105

		1,874

	IT Services — 1.35%
86	Blackhawk Network Holdings, Inc. (a)	3
94	Booz Allen Hamilton Holding Corp.	3
31	CACI International, Inc., Class – A (a)	4
68	Cardtronics PLC (a)	4
55	Cass Information Systems, Inc.	4
110	Convergys Corp.	3
73	CoreLogic, Inc. (a)	3
70	CSG Systems International, Inc.	3
353	Datalink Corp. (a)	4
2,626	Euronet Worldwide, Inc. (a)	190
3,402	Global Payments, Inc.	236
14,532	Jack Henry & Associates, Inc.	1,291
59	Leidos Holdings, Inc.	3
683	Lionbridge Technologies, Inc. (a)	4
75	ManTech International Corp., Class – A	3
210	NCI, Inc.,, Class – A	3
122	NeuStar, Inc., Class – A (a)	4
136	Perficient, Inc. (a)	2
50	Science Applications International Corp.	4
95	Sykes Enterprises, Inc. (a)	3
106	TeleTech Holdings, Inc.	3
208	The Hackett Group, Inc.	4
220	Travelport Worldwide Ltd.	3
2,100	Virtusa Corp. (a)	53

		1,837

Shares	Security Description	Value (000)
	Leisure Products — 0.15%
18,372	Callaway Golf Co.	$202
378	JAKKS Pacific, Inc. (a)	2
131	Johnson Outdoors, Inc., Class – A	5

		209

	Life Sciences Tools & Services — 1.17%
305	Albany Molecular Research, Inc. (a)	6
29	Bio-Rad Laboratories, Inc., Class – A (a)	5
156	Bruker Biosciences Corp.	3
11,991	Cambrex Corp. (a)	647
2,144	Illumina, Inc. (a)	275
7,533	INC Research Holdings, Inc., Class – A (a)	396
174	Luminex Corp. (a)	4
59	PAREXEL International Corp. (a)	4
99	PRA Health Sciences, Inc. (a)	5
8,545	QIAGEN NV (a)	239
130	VWR Corp. (a)	3

		1,587

	Machinery — 3.03%
9,827	Actuant Corp., Class – A	255
88	AGCO Corp.	5
91	American Railcar Industries	4
4,571	Astec Industries, Inc.	308
168	Briggs & Stratton Corp.	4
7,521	Chart Industries, Inc. (a)	271
6,747	Columbus McKinnon Corp.	182
257	Freightcar America, Inc.	4
127	Global Brass & Copper Holdings, Inc.	4
60	Hyster-Yale Materials Handling, Inc., Class – A	4
8,043	IDEX Corp.	725
16,518	ITT, Inc.	637
8,039	Lincoln Electric Holdings, Inc.	616
22,112	Meritor, Inc. (a)	275
197	Miller Industries, Inc.	5
87	Oshkosh Corp.	6
8,558	Terex Corp.	270
134	The Greenbrier Cos., Inc.	6
134	The Timken Co.	5
10,269	TriMas Corp. (a)	241
203	Trinity Industries, Inc.	6
278	Wabash National Corp. (a)	4
1,407	WABCO Holdings, Inc. (a)	149
1,923	Woodward, Inc.	133

		4,119

	Marine — 0.17%
311	Costamare, Inc.	2
3,560	Kirby Corp. (a)	237

		239

	Media — 0.79%
82	AMC Entertainment Holdings, Inc., Class – A	3
97	Discovery Communications, Inc., Class – A (a)	3
179	Entercom Communications Corp.	3
179	Gannett, Inc. Com	2
63,055	Global Eagle Entertainment, Inc. (a)	406
10,180	IMAX Corp. (a)	319

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
6,622	Lions Gate Entertainment Corp., Class – A (a)	$178
6,622	Lions Gate Entertainment Corp., Class – B (a)	163
317	Salem Communications Corp., Class – A	2
80	Sinclair Broadcast Group, Inc., Class – A	3
153	Time, Inc.	3
51	Viacom, Inc., Class – A	2

		1,087

	Metals & Mining — 2.19%
8,149	Agnico-Eagle Mines Ltd.	343
44,345	Allegheny Technologies, Inc.	707
17,027	Carpenter Technology Corp.	616
44,054	Coeur d’Alene Mines Corp. (a)	400
232	Commercial Metals Co.	5
10,781	Dominion Diamond Corp.	104
61,874	Ferroglobe PLC	670
61,874	Ferroglobe Representation*	—
157	Schnitzer Steel Industries, Inc., Class – A	4
3,715	Steel Dynamics, Inc.	132

		2,981

	Mortgage Real Estate Investment Trusts — 0.35%
320	AG Mortgage Investment Trust, Inc.	5
482	Annaly Capital Management, Inc.	5
982	Anworth Mortgage Asset Corp.	5
125	Apollo Commercial Real Estate Finance, Inc.	2
371	Ares Commercial Real Estate Corp.	5
466	Capstead Mortgage Corp.	5
291	Chimera Investment Corp.	5
270	Colony Capital, Inc., Class – A	5
483	CYS Investments, Inc.	4
694	Dynex Capital, Inc.	5
329	Invesco Mortgage Capital Inc.	5
296	MTGE Investment Corp.	5
352	New Residential Investment Corp.	6
26,697	Redwood Trust, Inc.	405
484	Western Asset Mortgage Capital Corp.	5

		472

	Multiline Retail — 0.16%
4,383	Big Lots, Inc.	220
44	Dillard’s, Inc., Class – A	3

		223

	Multi-Utilities — 0.50%
140	Avista Corp.	6
10,933	Black Hills Corp.	671
140	Unitil Corp.	6

		683

	Oil, Gas & Consumable Fuels — 1.69%
313	Alon USA Energy, Inc.	4
288	Ardmore Shipping Corp.	2
15,536	Callon Petroleum Co. (a)	239
29,063	Carrizo Oil & Gas, Inc. (a)	1,085
164	Delek US Holdings, Inc.	4
428	DHT Holdings, Inc.	2
290	Dorian LPG Ltd. (a)	2

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
13,441	Energen Corp. (a)	$774
376	Gener8 Maritime, Inc. (a)	2
59	International Seaways, Inc. (a)	1
5,578	Murphy Oil Corp.	174
1,356	Navios Maritime Acquisition Co.	2
180	Overseas Shipholding Group, Inc.	1
34	REX American Resources Corp. (a)	3
456	Scorpio Tankers, Inc.	2
672	Teekay Tankers Ltd.	2
104	Western Refining, Inc.	4

		2,303

	Paper & Forest Products — 0.72%
9,000	Boise Cascade Co. (a)	203
3,457	Clearwater Paper Corp. (a)	227
103	Domtar Corp.	4
28,087	Louisiana-Pacific Corp. (a)	531
171	P.H. Glatfelter Co.	4
95	Schweitzer-Mauduit International, Inc.	4

		973

	Personal Products — 0.00%
24	Nu Skin Enterprises, Inc., Class – A	1
50	Nutraceutical International Corp.	2

		3

	Pharmaceuticals — 0.17%
163	Catalent, Inc. (a)	4
3,912	Dermira, Inc. (a)	118
125	Impax Laboratories, Inc. (a)	2
6,998	Nektar Therapeutics (a)	86
210	Phibro Animal Health Corp., Class – A	6
68	Prestige Brands Holdings, Inc. (a)	4
291	SciClone Pharmaceuticals, Inc. (a)	3
109	The Medicines Co. (a)	4

		227

	Professional Services — 0.01%
243	CBIZ, Inc. (a)	3
131	Kelly Services, Inc., Class – A	3
146	Kforce, Inc.	4
129	TrueBlue, Inc. (a)	3

		13

	Road & Rail — 0.20%
172	ArcBest Corp.	5
129	Covenant Transportation Group, Inc., Class – A (a)	2
158	P.A.M. Transportation Services, Inc. (a)	4
10,878	Swift Transportation Co. (a)	265

		276

	Semiconductors & Semiconductor Equipment — 7.05%
2,695	Advanced Energy Industries, Inc. (a)	148
9,775	Advanced Micro Devices, Inc. (a)	111
568	Amkor Technology, Inc. (a)	6
8,865	Cavium, Inc. (a)	554
8,856	CEVA, Inc. (a)	297
2,880	Cirrus Logic, Inc. (a)	163
270	Cohu, Inc.	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
10,764	Cree, Inc. (a)	$284
78,923	Cypress Semiconductor Corp.	902
6,772	Diodes, Inc. (a)	174
210	Entegris, Inc. (a)	4
66	First Solar, Inc. (a)	2
20,724	FormFactor, Inc. (a)	232
11,457	Impinj, Inc.^ (a)	405
13,354	Integrated Device Technology, Inc. (a)	315
282	IXYS Corp.	3
8,456	MA-COM Technology Solutions Holdings, Inc. (a)	391
8,001	Maxim Integrated Products, Inc.	309
9,033	MaxLinear, Inc. (a)	197
7,209	MKS Instruments, Inc.	428
7,815	Monolithic Power Systems, Inc.	640
40,596	ON Semiconductor Corp. (a)	518
343	Photronics, Inc. (a)	4
12,911	Qorvo, Inc. (a)	680
67,186	QuickLogic Corp.^ (a)	93
4,210	Semtech Corp. (a)	133
2,313	Silicon Laboratories, Inc. (a)	150
7,811	Skyworks Solutions, Inc.	583
2,650	Synaptics, Inc. (a)	142
13,923	Tessera Holding Corp.	615
608	Ultra Clean Holdings, Inc. (a)	6
21,392	Ultratech, Inc. (a)	513
20,140	Veeco Instruments, Inc. (a)	587

		9,593

	Software — 5.42%
430	CDK Global, Inc.	26
6,817	CommVault Systems, Inc. (a)	350
4,251	CyberArk Software Ltd. (a)	193
54	Ebix, Inc.	3
7,517	Electronic Arts, Inc. (a)	592
7,843	Ellie Mae, Inc. (a)	656
2,480	Fair Isaac Corp.	296
7,038	Guidewire Software, Inc. (a)	347
5,966	HubSpot, Inc. (a)	280
153	Mentor Graphics Corp.	6
1,274	Mobileye NV (a)	49
21,984	Nuance Communications, Inc. (a)	328
6,733	Paycom Software, Inc. (a)	306
10,161	Proofpoint, Inc. (a)	718
11,912	PTC, Inc. (a)	551
17,707	SeaChange International, Inc. (a)	41
13,245	Silver Spring Networks, Inc. (a)	176
801	The Ultimate Software Group, Inc. (a)	146
59,762	TiVo Corp. (a)	1,250
6,283	Tyler Technologies, Inc. (a)	897
7,382	Zendesk, Inc. (a)	156

		7,367

	Specialty Retail — 2.06%
368	Ascena Retail Group, Inc. (a)	2
317	Big 5 Sporting Goods Corp.	5

Shares	Security Description	Value (000)
	Specialty Retail (continued)
2,795	Burlington Stores, Inc. (a)	$237
196	Express, Inc. (a)	2
99	GameStop Corp., Class – A	3
51	Group 1 Automotive, Inc.	4
10,995	MarineMax, Inc. (a)	213
8,228	Monro Muffler Brake, Inc.	471
81	Penske Automotive Group, Inc.	4
9,825	Rent-A-Center, Inc.	111
152	Sonic Automotive, Inc., Class – A	3
347	Stein Mart, Inc.	2
10,556	Tailored Brands, Inc.	270
13,104	Tile Shop Holdings, Inc. (a)	256
537	Tilly’s, Inc., Class – A (a)	7
16,008	Tractor Supply Co.	1,213

		2,803

	Technology Hardware, Storage & Peripherals — 0.07%
2,025	Electronics for Imaging, Inc. (a)	89

	Textiles, Apparel & Luxury Goods — 1.02%
8,107	Columbia Sportswear Co.	473
13,639	G-III Apparel Group Ltd. (a)	403
140	Movado Group, Inc.	4
23,041	Wolverine World Wide, Inc.	506

		1,386

	Thrifts & Mortgage Finance — 0.11%
170	EverBank Financial Corp.	3
71	Federal Agricultural Mortgage Corp., Class – C	4
68	First Defiance Financial Corp.	3
129	HomeStreet, Inc. (a)	4
418	MGIC Investment Corp. (a)	5
203	PennyMac Financial Services, Inc. (a)	3
222	Radian Group, Inc.	4
405	TrustCo Bank Corp. NY	4
111	Walker & Dunlop, Inc. (a)	3
2,443	WSFS Financial Corp.	114

		147

	Tobacco — 0.19%
4,153	Universal Corp.	265

	Trading Companies & Distributors — 1.97%
146	Air Lease Corp.	5
171	Aircastle Ltd.	4
10,695	Applied Industrial Technologies, Inc.	635
13,152	Beacon Roofing Supply, Inc. (a)	606
17,249	BMC Stock Holdings, Inc. (a)	336
5,208	DXP Enterprises, Inc. (a)	181
4,534	GATX Corp.	279
11,988	MRC Global, Inc. (a)	243
103	Veritiv Corp. (a)	6
2,592	Watsco, Inc.	384
77	WESCO International, Inc. (a)	5

		2,684

	Wireless Telecommunication Services — 0.00%
99	Spok Holdings, Inc.	2

	Total Common Stocks	120,700

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.* (a)(b)	$—

	Technology Hardware, Storage & Peripherals — 0.00%
1,400	Gerber Scientific, Inc.* (a)(c)(d)	—

	Total Contingent Rights	—

	Time Deposit — 4.78%
$6,498	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	6,498

	Total Time Deposit	6,498

	Mutual Funds — 6.98%
581,005	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^ (e)	581
544,394	State Street Institutional Liquid Reserves Fund, 0.68% (e)	544
8,378,046	State Street Institutional Treasury Plus Money Market Fund, 0.35% (e)	8,378

	Total Mutual Funds	9,503

	Repurchase Agreement — 0.21%
$282	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $281,937 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $287,562)^^	282

	Total Repurchase Agreement	282

	Total Investments (cost $99,590) — 100.66%	136,983
	Liabilities in excess of other assets — (0.66)%	(902)

	Net Assets — 100.00%	$136,081

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $824 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(d)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(e)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization- Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	12.54%	31.61%	37.75%	0.92%	—	5.87%	—	88.69%
Contingent Rights	—	—	—	0.00%	—	—	—	0.00%
Time Deposit	—	3.08%	1.42%	—	—	0.28%	—	4.78%
Mutual Funds	0.58%	0.20%	0.05%	0.01%	3.27%	—	2.87%	6.98%
Repurchase Agreement	0.09%	0.10%	0.02%	—	—	—	—	0.21%
Other Assets (Liabilities)	-0.25%	-0.52%	-0.05%	0.00%	0.18%	-0.02%	0.00%	-0.66%

Total Net Assets	12.96%	34.47%	39.19%	0.93%	3.45%	6.13%	2.87%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
63	Russell 2000 Mini Index Future	$4,274	3/17/17	$(19)

	Net Unrealized Appreciation/(Depreciation)			$(19)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.60%
	Equity Real Estate Investment Trusts — 85.13%
35,898	Acadia Realty Trust	$1,173
28,494	Alexandria Real Estate Equities, Inc.	3,167
34,864	American Tower Corp.	3,684
96,250	Apartment Investment & Management Co., Class – A	4,375
33,812	AvalonBay Communities, Inc.	5,990
26,948	Boston Properties, Inc.	3,390
79,445	Brixmor Property Group, Inc.	1,940
22,265	Coresite Realty Corp.	1,767
74,957	Corporate Office Properties Trust	2,340
102,353	Douglas Emmett, Inc.	3,742
142,792	Duke Realty Corp.	3,793
95,163	Empire State Realty Trust, Inc., Class – A	1,921
6,131	Equinix, Inc.	2,191
33,951	Equity Lifestyle Properties, Inc.	2,448
117,606	Equity One, Inc.	3,609
14,700	Essex Property Trust, Inc.	3,418
27,249	Extra Space Storage, Inc.	2,105
74,847	Forest City Realty Trust, Inc., Class – A	1,560
93,890	General Growth Properties, Inc.	2,345
92,735	HCP, Inc.	2,756
37,406	Healthcare Trust of America, Inc., Class – A	1,089
40,772	Highwoods Properties, Inc.	2,080
57,280	LaSalle Hotel Properties	1,745
70,844	Physicians Realty Trust	1,343
20,825	PS Business Parks, Inc.	2,427
28,232	Public Storage	6,310
51,354	Retail Opportunity Investments Corp.	1,085
142,819	Rexford Industrial Realty	3,312
42,142	Simon Property Group, Inc.	7,487

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
19,075	SL Green Realty Corp.	$2,052
64,755	Summit Hotel Properties, Inc.	1,038
28,325	Sun Communities, Inc.	2,170
38,250	Taubman Centers, Inc.	2,828
11,945	Universal Health Realty Income Trust	783

		93,463

	Health Care Providers & Services — 0.65%
57,670	Brookdale Senior Living, Inc. (a)	716

	Hotels, Restaurants & Leisure — 4.95%
90,774	Hilton Worldwide Holdings, Inc.	2,470
34,001	MGM Resorts International (a)	980
12,332	Vail Resorts, Inc.	1,989

		5,439

	Real Estate Management & Development — 0.87%
46,400	Kennedy-Wilson Holdings, Inc.	951

	Total Common Stocks	100,569

	Mutual Funds — 8.14%
1,862,932	DWS Government Cash Money Market Fund, 0.45% (b)	1,863
7,070,373	State Street Institutional Treasury Plus Money Market Fund, 0.35% (b)	7,070

	Total Mutual Funds	8,933

	Total Investments (cost $93,442) — 99.74%	109,502
	Other assets in excess of liabilities — 0.26%	283

	Net Assets — 100.00%	$109,785

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2016.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	91.60%	—	91.60%
Mutual Funds	0.13%	1.70%	6.31%	8.14%
Other Assets (Liabilities)	0.03%	0.23%	0.00%	0.26%

Total Net Assets	0.16%	93.53%	6.31%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
16	Dow Jones U.S. Real Estate Index Future	$487	3/17/17	$1

	Net Unrealized Appreciation/(Depreciation)			$1

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.13%
	Argentina — 0.17%
81,686	YPF Sociedad Anonima, ADR (Oil, Gas & Consumable Fuels)	$1,348

	Australia — 3.48%
274,615	Alumina Ltd. (Metals & Mining)	359
129,926	Amcor Ltd. (Containers & Packaging)	1,398
360,305	BHP Billiton Ltd. (Metals & Mining)	6,454
120,998	Boral Ltd. (Construction Materials)	471
129,768	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	2,845
174,661	Fortescue Metals Group Ltd. (Metals & Mining)	730
292,917	Iluka Resources Ltd. (Metals & Mining)	1,525
189,276	Incitec Pivot Ltd. (Chemicals)	490
225,239	Newcrest Mining Ltd. (Metals & Mining)	3,229
598,300	Oceanagold Corp. (Metals & Mining)	1,743
42,062	Orica Ltd. (Chemicals)	534
195,837	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	926
47,588	Rio Tinto Ltd. (Metals & Mining)	2,038
178,448	Santos Ltd. (Oil, Gas & Consumable Fuels)	514
597,248	South32 Ltd. (Metals & Mining)	1,175
667,436	Western Areas Ltd. (Metals & Mining)^(a)	1,465
84,684	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,896

		27,792

	Austria — 0.40%
16,449	OMV AG (Oil, Gas & Consumable Fuels)	580
260,032	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Energy Equipment & Services)	2,099
12,757	Voestalpine AG (Metals & Mining)	499

		3,178

	Belgium — 0.20%
8,314	Solvay SA (Chemicals)	971
10,680	Umicore SA (Chemicals)	608

		1,579

	Bermuda — 0.05%
360,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	268
183,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	165

		433

	Brazil — 1.54%
70,000	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining) (a)	233
13,613	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	160
20,577	Duratex SA (Paper & Forest Products) (a)	43
28,000	Fibria Celulose SA (Paper & Forest Products)	274
385,889	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	3,902
332,512	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,731
40,403	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	850
520,831	Vale SA, ADR (Metals & Mining)	3,969
144,410	Vale SA (Metals & Mining)	1,140

		12,302

Shares	Security Description	Value (000)
	Canada — 7.86%
25,100	Agnico-Eagle Mines Ltd. (Metals & Mining)	$1,055
14,687	Agrium, Inc. (Chemicals)	1,476
18,300	AltaGas Ltd. (Oil, Gas & Consumable Fuels)	462
39,300	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	677
153,209	Barrick Gold Corp., ADR (Metals & Mining)	2,449
130,700	Barrick Gold Corp. (Metals & Mining)	2,092
44,200	Cameco Corp. (Oil, Gas & Consumable Fuels)^	462
182,969	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5,832
3,100	CCL Industries, Inc., Class B (Containers & Packaging)	609
93,114	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,408
60,400	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	821
80,404	Eldorado Gold Corp. (Metals & Mining) (a)	259
104,311	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4,390
106,900	Encana Corp. (Oil, Gas & Consumable Fuels)	1,255
187,771	First Quantum Minerals Ltd. (Metals & Mining)	1,867
19,940	Franco-Nevada Corp. (Metals & Mining)	1,192
95,700	Goldcorp, Inc. (Metals & Mining)	1,303
230,100	Hudbay Minerals, Inc. (Metals & Mining)	1,316
179,675	Husky Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	2,180
33,160	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,154
40,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	885
20,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	618
139,600	Kinross Gold Corp. (Metals & Mining) (a)	436
10,100	Methanex Corp. (Chemicals)	443
43,769	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,368
18,400	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	455
94,146	Potash Corporation of Saskatchewan, Inc. (Chemicals)	1,704
23,000	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	547
26,900	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	627
49,351	Silver Wheaton Corp. (Metals & Mining)	954
361,622	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	11,825
63,597	Teck Cominco Ltd., Class B (Metals & Mining)	1,273
114,738	Teck Resources Ltd., Class B (Metals & Mining)	2,298
23,600	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels) (a)	631
95,500	TransCanada Corp. (Oil, Gas & Consumable Fuels)^	4,307
112,906	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	362
137,748	Uranium Participation Corp. (Capital Markets) (a)(b)	390
34,900	Veresen, Inc. (Oil, Gas & Consumable Fuels)	341
13,000	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	547

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
7,400	West Fraser Timber Co. Ltd. (Paper & Forest Products)	$265
106,300	Yamana Gold, Inc. (Metals & Mining)	299

		62,834

	Chile — 0.10%
140,232	Empresas CMPC SA (Paper & Forest Products)	287
50,814	Empresas Copec SA (Oil, Gas & Consumable Fuels)	487

		774

	China — 1.32%
442,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	181
138,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	375
229,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels) (a)	108
324,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	157
2,193,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	2,024
2,849,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	2,007
379,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	710
1,994,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,480
140,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	194
2,356,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	1,750
392,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	212
208,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	141
643,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	205

		10,544

	Colombia — 0.08%
51,680	Cementos Argos SA (Construction Materials)	204
551,082	Ecopetrol SA (Oil, Gas & Consumable Fuels) (a)	253
32,582	Grupo Argos SA (Construction Materials)	210

		667

	Curaçao — 2.46%
234,721	Schlumberger Ltd. (Energy Equipment & Services)	19,705

	Denmark — 0.19%
11,094	Christian Hansen Holding A/S (Chemicals)	614
25,873	Novozymes A/S, B Shares (Chemicals)	890

		1,504

	Finland — 0.33%
14,319	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	548
61,803	Stora Enso Oyj, R Shares (Paper & Forest Products)	661
59,877	UPM-Kymmene Oyj (Paper & Forest Products)	1,464

		2,673

Shares	Security Description	Value (000)
	France — 2.46%
43,617	Air Liquide SA (Chemicals)	$4,849
7,620	Arkema SA (Chemicals)	745
4,017	Imerys SA (Construction Materials)	304
12,297	Technip SA (Energy Equipment & Services)	876
251,618	Total SA (Oil, Gas & Consumable Fuels)	12,904

		19,678

	Germany — 2.33%
103,040	BASF SE (Chemicals)	9,549
7,951	Covestro AG (Chemicals)	544
18,297	Evonik Industries AG (Chemicals)	545
16,695	HeidelbergCement AG (Construction Materials)	1,554
21,472	K+S AG – Registered (Chemicals)	511
10,268	Lanxess AG (Chemicals)	672
20,837	Linde AG (Chemicals)	3,418
13,835	Symrise AG (Chemicals)	840
41,268	ThyssenKrupp AG (Metals & Mining)	980

		18,613

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	82

	Hong Kong — 0.17%
5,432,000	Minmetals Resources Ltd. (Metals & Mining)^(a)	1,386

	Hungary — 0.04%
4,004	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	281

	India — 0.88%
600,146	Ambuja Cement Ltd., GDR (Construction Materials)	1,824
72,249	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels)©	2,279
462,549	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	2,587
28,883	Vedanta Ltd., ADR (Metals & Mining)	359

		7,049

	Indonesia — 0.11%
1,607,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	201
165,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	188
332,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	226
187,500	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	295

		910

	Ireland (Republic of) — 0.40%
93,084	CRH PLC (Construction Materials)	3,210

	Israel — 0.06%
4,298	Frutarom Industries, Ltd. (Chemicals)	219
57,266	Israel Chemicals Ltd. (Chemicals)	234

		453

	Italy — 1.69%
610,102	Eni SpA (Oil, Gas & Consumable Fuels)	9,889
4,514,667	Saipem SpA (Energy Equipment & Services) (a)	2,525

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
273,692	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	$1,125

		13,539

	Japan — 3.73%
16,700	Air Water, Inc. (Chemicals)	301
142,000	Asahi Kasei Corp. (Chemicals)	1,236
31,400	Daicel Corp. (Chemicals)	345
11,700	Hitachi Chemical Co. Ltd. (Chemicals)	292
24,100	Hitachi Metals Ltd. (Metals & Mining)	325
9,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	260
516,700	INPEX Corp. (Oil, Gas & Consumable Fuels)	5,165
58,600	JFE Holdings, Inc. (Metals & Mining)	886
21,600	JSR Corp. (Chemicals)	340
236,944	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,001
31,000	Kaneka Corp. (Chemicals)	252
24,500	Kansai Paint Co. Ltd. (Chemicals)	451
34,700	Kobe Steel Ltd. (Metals & Mining) (a)	330
39,800	Kuraray Co. Ltd. (Chemicals)	597
6,300	Maruichi Steel Tube Ltd. (Metals & Mining)	205
152,100	Mitsubishi Chemical Holdings Corp. (Chemicals)	984
20,300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	346
12,500	Mitsubishi Materials Corp. (Metals & Mining)	382
103,000	Mitsui Chemicals, Inc. (Chemicals)	462
18,300	Nippon Paint Holdings Co. Ltd. (Chemicals)	497
218,100	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	4,831
13,800	Nissan Chemical Industries, Ltd. (Chemicals)	460
18,500	Nitto Denko Corp. (Chemicals)	1,417
91,000	Oji Paper Co. Ltd. (Paper & Forest Products)	370
43,615	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,375
21,000	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	195
176,000	Sumitomo Chemical Co. Ltd. (Chemicals)	834
55,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	702
136,000	Taiheiyo Cement Corp. (Construction Materials)	429
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	133
21,000	Teijin Ltd. (Chemicals)	424
33,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	348
165,000	Toray Industries, Inc. (Chemicals)	1,333
18,300	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	340

		29,848

	Jersey — 1.74%
3,189,010	Glencore International PLC (Metals & Mining) (a)	10,774
28,976	Petrofac Ltd. (Energy Equipment & Services)	310
36,779	Randgold Resources Ltd. (Metals & Mining)	2,825

		13,909

Shares	Security Description	Value (000)
	Luxembourg — 0.31%
206,357	ArcelorMittal (Metals & Mining) (a)	$1,516
52,742	Tenaris SA (Energy Equipment & Services)	941

		2,457

	Malaysia — 0.10%
31,600	Lafarge Malayan Cement Berhad (Construction Materials)	51
269,200	Petronas Chemicals Group Berhad (Chemicals)	418
22,200	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	118
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services) (a)	196

		783

	Mexico — 0.37%
1,573,474	CEMEX SAB de CV (Construction Materials) (a)	1,259
427,934	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,163
15,609	Industrias Penoles SAB de CV (Metals & Mining)	289
119,820	Mexichem SAB de CV (Chemicals)	272

		2,983

	Netherlands — 1.09%
27,779	Akzo Nobel NV (Chemicals)	1,736
4,889	Core Laboratories NV (Energy Equipment & Services)	587
20,353	Koninklijke DSM NV (Chemicals)	1,220
7,853	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	370
55,716	LyondellBasell Industries NV, Class – A (Chemicals)	4,779

		8,692

	New Zealand — 0.07%
77,688	Fletcher Building Ltd. (Construction Materials)	571

	Norway — 1.35%
553,813	Norsk Hydro ASA (Metals & Mining)	2,645
323,906	Statoil ASA (Oil, Gas & Consumable Fuels)	5,916
64,957	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	1,441
19,923	Yara International ASA (Chemicals)	784

		10,786

	Papua New Guinea — 0.10%
153,063	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	788

	Peru — 0.03%
21,300	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	240

	Poland — 0.21%
3,383	Grupa Azoty SA (Chemicals)	50
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	139
5,927	Jastrzebska Spolka Weglowa SA (Metals & Mining) (a)	95
15,706	KGHM Polska Miedz SA (Metals & Mining)	345
35,828	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	731

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland (continued)
197,692	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	$266
43,774	Synthos SA (Chemicals)	48

		1,674

	Portugal — 0.10%
55,986	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	835

	Qatar — 0.02%
30,321	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	192

	Russia — 1.81%
289,200	ALROSA AO (Metals & Mining)	461
657,547	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	3,317
47,534	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	2,663
60,018	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,016
10,174	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,318
10,897	Phosagro OAO, GDR (Chemicals)	166
132,013	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	857
23,380	Severstal, Registered Shares, GDR (Metals & Mining)	352
161,639	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	808
85,926	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	3,536

		14,494

	South Africa — 0.89%
6,051	Anglo Platinum Ltd. (Metals & Mining) (a)	116
45,789	AngloGold Ashanti Ltd. (Metals & Mining) (a)	486
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	153
92,164	Gold Fields Ltd. (Metals & Mining)	279
70,067	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	216
13,273	Mondi Ltd. (Paper & Forest Products)	270
60,742	Sappi Ltd. (Paper & Forest Products) (a)	397
176,822	Sasol Ltd. (Chemicals)	5,078
82,919	Sibanye Gold Ltd. (Metals & Mining)	149

		7,144

	South Korea — 0.98%
5,708	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	255
12,018	Hanwha Chemical Corp. (Chemicals)	245
1,730	Honam Petrochemical Corp. (Chemicals)	527
2,364	Hyosung Corp. (Chemicals)	284
8,982	Hyundai Steel Co. (Metals & Mining)	423
4,811	Korea Zinc Co. (Metals & Mining)	1,893
2,051	Kumho Petro Chemical Co. Ltd. (Chemicals)	139
5,204	LG Chem Ltd. (Chemicals)	1,123
1,265	OCI Co. Ltd. (Chemicals)^	82
7,825	POSCO (Metals & Mining)	1,662

Shares	Security Description	Value (000)
	South Korea (continued)
7,229	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	$875
5,030	S-Oil Corp. (Oil, Gas & Consumable Fuels)^	352

		7,860

	Spain — 0.55%
314,974	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,426

	Sweden — 0.38%
100,913	Boliden AB (Metals & Mining)	2,623
20,910	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (a)	453

		3,076

	Switzerland — 1.35%
918	EMS-Chemie Holding AG – Registered (Chemicals)	466
1,036	Givaudan SA (Chemicals)	1,897
51,065	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,681
241	Sika AG (Chemicals)	1,157
10,386	Syngenta AG, Registered Shares (Chemicals)	4,105
104,200	Weatherford International PLC (Energy Equipment & Services) (a)	520

		10,826

	Taiwan — 0.71%
264,082	Asia Cement Corp. (Construction Materials)	215
1,324,376	China Steel Corp. (Metals & Mining)	1,007
362,000	Formosa Chemicals & Fibre Corp. (Chemicals)	1,078
128,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	443
464,160	Formosa Plastics Corp. (Chemicals)	1,281
534,010	Nan Ya Plastics Corp. (Chemicals)	1,176
373,000	Taiwan Cement Corp. (Construction Materials)	405
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	83

		5,688

	Thailand — 0.43%
139,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	74
125,000	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	104
94,900	Indorama Ventures PCL (Chemicals)	88
1,622,100	IRPC PCL – Foreign (Oil, Gas & Consumable Fuels)	217
251,055	PTT Chemical Public Co. Ltd. (Chemicals)	441
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	478
118,300	PTT PCL (Oil, Gas & Consumable Fuels)	1,225
45,800	Siam Cement PCL (Construction Materials)	636
91,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	184

		3,447

	Turkey — 0.07%
157,059	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	229
49,620	Petkim Petrokimya Holding A/S (Chemicals)	52

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
13,985	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	$280

		561

	United Kingdom — 9.19%
284,596	Anglo American PLC (Metals & Mining) (a)	4,020
279,200	Antofagasta PLC (Metals & Mining)	2,311
724,966	BHP Billiton PLC (Metals & Mining)	11,543
2,097,976	BP PLC (Oil, Gas & Consumable Fuels)	13,138
14,724	Croda International PLC (Chemicals)	579
24,801	Fresnillo PLC (Metals & Mining)	368
253,042	Hunting PLC (Energy Equipment & Services)	1,954
21,712	Johnson Matthey PLC (Chemicals)	849
41,199	Mondi PLC (Paper & Forest Products)	841
195,121	Rio Tinto PLC (Metals & Mining)	7,448
666,507	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	18,395
418,336	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	12,018

		73,464

	United States — 29.21%
23,060	Air Products & Chemicals, Inc. (Chemicals)	3,316
12,578	Albemarle Corp. (Chemicals)	1,083
44,590	Alcoa Corp. (Metals & Mining) (a)	1,252
82,954	Allegheny Technologies, Inc. (Metals & Mining)	1,321
103,660	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,228
17,200	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	407
42,400	Apache Corp. (Oil, Gas & Consumable Fuels)	2,691
18,102	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) (a)	1,413
7,000	Ashland Global Holdings, Inc. (Chemicals)	765
10,000	Avery Dennison Corp. (Containers & Packaging)	702
24,100	Axalta Coating Systems Ltd. (Chemicals) (a)	656
45,425	Baker Hughes, Inc. (Energy Equipment & Services)	2,951
18,581	Ball Corp. (Containers & Packaging)	1,395
123,269	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,880
16,200	Celanese Corp., Series A (Chemicals)	1,276
26,125	CF Industries Holdings, Inc. (Chemicals)	822
180,247	Chevron Corp. (Oil, Gas & Consumable Fuels)	21,214
10,600	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,441
15,700	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	2,082
212,738	ConocoPhillips (Oil, Gas & Consumable Fuels)	10,667
10,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	538
15,700	Crown Holdings, Inc. (Containers & Packaging) (a)	825
103,717	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4,737

Shares	Security Description	Value (000)
	United States (continued)
8,700	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	$879
98,110	E.I. du Pont de Nemours & Co. (Chemicals)	7,201
16,556	Eastman Chemical Co. (Chemicals)	1,245
29,436	Ecolab, Inc. (Chemicals)	3,450
91,160	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	9,216
19,338	EQT Corp. (Oil, Gas & Consumable Fuels)	1,265
303,274	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	27,373
27,911	First Solar, Inc. (Semiconductors & Semiconductor Equipment) (a)	895
14,962	FMC Corp. (Chemicals)	846
88,618	FMC Technologies, Inc. (Energy Equipment & Services) (a)	3,149
219,018	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining) (a)	2,889
96,148	Halliburton Co. (Energy Equipment & Services)	5,200
12,100	Helmerich & Payne, Inc. (Energy Equipment & Services)	937
78,100	Hess Corp. (Oil, Gas & Consumable Fuels)	4,865
18,772	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	615
8,900	International Flavors & Fragrances, Inc. (Chemicals)	1,049
43,800	International Paper Co. (Containers & Packaging)	2,324
395,578	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,192
94,634	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,638
59,082	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,975
6,728	Martin Marietta Materials, Inc. (Construction Materials)	1,490
49,126	Monsanto Co. (Chemicals)	5,169
18,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	570
42,158	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,578
22,200	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	899
59,575	Newmont Mining Corp. (Metals & Mining)	2,030
48,020	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,828
35,700	Nucor Corp. (Metals & Mining)	2,125
85,310	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,077
23,500	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,349
10,600	Packaging Corp. of America (Containers & Packaging)	899
17,100	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels) (a)	603
52,524	Phillips 66 (Oil, Gas & Consumable Fuels)	4,539
25,381	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,570
10,600	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	368
29,922	PPG Industries, Inc. (Chemicals)	2,835

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
31,950	Praxair, Inc. (Chemicals)	$3,744
20,729	Range Resources Corp. (Oil, Gas & Consumable Fuels)	712
16,691	Reliance Steel & Aluminum Co. (Metals & Mining)	1,328
22,100	Sealed Air Corp. (Containers & Packaging)	1,002
10,660	Southern Copper Corp. (Metals & Mining)	340
78,278	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	3,216
103,579	SunPower Corp. (Semiconductors & Semiconductor Equipment)^(a)	685
18,600	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,043
46,365	Tesoro Corp. (Oil, Gas & Consumable Fuels)	4,055
126,429	The Dow Chemical Co. (Chemicals)	7,234
37,318	The Mosaic Co. (Chemicals)	1,095
8,751	The Sherwin-Williams Co. (Chemicals)	2,352
79,600	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,479
51,500	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,518
8,400	Valspar Corp. (Chemicals)	870
14,900	Vulcan Materials Co. (Construction Materials)	1,865
7,900	W.R. Grace & Co. (Chemicals)	534
28,200	WestRock Co. (Containers & Packaging)	1,432
103,862	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	1,248

		233,546

	Total Common Stocks	648,824

	Preferred Stocks — 0.74%
	Brazil — 0.58%
17,400	Braskem SA – Preferred, Class A (Chemicals)	183
102,900	Gerdau SA – Preferred (Metals & Mining)	342
377,400	Klabin SA – Preferred (Containers & Packaging)	331
437,975	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	2,001
45,300	Suzano Papel e Celulose SA – Preferred, Class A (Paper & Forest Products)	198
216,004	Vale SA – Preferred (Metals & Mining)	1,549

		4,604

	Chile — 0.04%
10,804	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	308

	Germany — 0.04%
7,797	Fuchs Petrolub AG – Preferred (Chemicals)	327

	Russia — 0.07%
174	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	563

	South Korea — 0.01%
578	LG Chem Ltd. – Preferred (Chemicals)	86

	Total Preferred Stocks	5,888

	Right — 0.02%
	Spain — 0.02%
403,769	Repsol SA (Oil, Gas & Consumable Fuels)	150

	Total Right	150

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 2.96%
$22	Eurosail PLC, Series 2006-4X, Class A3C, 0.54%, 12/10/44, Callable 6/10/31 @ 100 (Commercial Services & Supplies) (d)	$26
2,000	Antero Resources Finance, 5.38%, 11/1/21, Callable 2/6/17 @ 104.03 (Oil, Gas & Consumable Fuels)	2,045
2,000	Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100 (Oil, Gas & Consumable Fuels)	1,948
1,500	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100 (Oil, Gas & Consumable Fuels)	1,558
2,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75 (Oil, Gas & Consumable Fuels)	2,073
2,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 102.5 (Oil, Gas & Consumable Fuels)	2,019
2,000	Enterprise Products Operations, 6.30%, 9/15/17 (Oil, Gas & Consumable Fuels)	2,063
350	Ford Motor Credit Co. LLC, 1.47%, 9/8/17 (Consumer Finance) (d)	350
400	Goldman Sachs Group, Inc., 2.16%, 9/15/20, Callable 8/15/20 @ 100 (Capital Markets) (d)	404
1,500	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (Oil, Gas & Consumable Fuels)	1,491
1,976	Marathon Oil Corp., 6.00%, 10/1/17 (Oil, Gas & Consumable Fuels)	2,035
813	Nabors Industries, Inc., 4.63%, 9/15/21 (Energy Equipment & Services)	827
2,000	Newfield Exploration Co., 5.75%, 1/30/22 (Oil, Gas & Consumable Fuels)	2,108
1,069	Noble Energy, Inc. Senior Note, 5.63%, 5/1/21, Callable 5/1/17 @ 102.81 (Oil, Gas & Consumable Fuels)	1,114
144	Overseas Private Investment Corp., 4.73%, 3/15/22 (Diversified Financial Services)	154
1,050	Plains All American Pipeline, LP, 3.60%, 11/1/24, Callable 8/1/24 @ 100 (Oil, Gas & Consumable Fuels)	1,004
2,000	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100 (Oil, Gas & Consumable Fuels) (c)	2,095
100	Reed Elsevier NV, 8.63%, 1/15/19 (Professional Services)	112
100	Santander Holdings USA, 2.38%, 11/24/17 (Banks) (d)	101
200	Synchrony Financial, 2.29%, 11/9/17 (Consumer Finance) (d)	201
17	WAMU Mortgage Pass-Through Certificates, Series 02-AR17, Class 1A, 1.77%, 11/25/42, Callable 1/25/17 @ 100 (Banks) (d)	15

	Total Corporate Bonds	23,743

	Asset Backed Security — 0.01%
62	Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1, 4.37%, 11/27/45 (c)(d)	63

	Total Asset Backed Security	63

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations — 0.12%
$100	Banc of America Merrill Lynch Large Loan, Series 2015-ASHF, Class A, 1.92%, 1/15/28 (c)(d)	$99
74	Colt Funding LLC, Series 2016-1, Class A1, 3.00%, 5/25/46, Callable 6/25/18 @ 100 (c)(d)	75
100	Cavalry CLO Ltd., Series 2A, Class A, 2.23%, 1/17/24, Callable 1/17/17 @ 100 (c)(d)	100
11	Goldman Sachs Real Estate Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 3.34%, 1/25/35, Callable 1/25/17 @ 100 (d)	11
100	IndyMac Residential, Series 2005-B, Class M3, 1.25%, 8/25/35, Callable 10/25/18 @ 100 (d)	97
100	Novastar Home Equity Loan, Series 2005-1, Class M5, 1.84%, 6/25/35 (d)	93
13	WAMU Mortgage Pass-Through Certificates, Series 2005-AR13A1, Class A1A1, 1.05%, 10/25/45, Callable 9/25/19 @ 100 (d)	13
464	Highlander Euro CDO, Series 2007-3X, Class A, 0.07%, 5/1/23, Callable 2/1/17 @ 100 (c)(d)	487

	Total Collateralized Mortgage Obligations	975

	Certificates of Deposit — 0.14%
100	Barclays Bank PLC NY, 11/6/17 (d)	100
100	Barclays Bank PLC NY, 9/8/17 (d)	100
200	Credit Suisse New York, 1.75%, 9/12/17 (d)	200
200	Natixis NY Branch, 1.55%, 9/25/17	201
200	Norinchukin Bank NY, 10/12/17 (d)	201
100	Sumitomo Mitsui Bank NY, 9/15/17 (d)	100
100	Sumitomo Mitsui Trust NY, 1.57%, 10/6/17 (d)	100
100	Sumitomo Mitsui Trust NY, 1.72%, 9/18/17 (d)	100

	Total Certificates of Deposit	1,102

	Global Bonds — 0.11%
	Denmark — 0.08%
100	Nykredit, Series 12H, 2.00%, 4/1/17 (e)	14
500	Nykredit, Series 12H, 2.00%, 7/1/17 (e)	72
200	Nykredit, 2.00%, 10/1/17 (e)	29
200	Nykredit Realkredit A/S, Series 13H., 1.00%, 4/1/17 (e)	28
200	Nykredit Realkredit A/S, Series 13H., 1.00%, 7/1/17 (e)	28
200	Realkredit Danmark, Series 10T, 2.00%, 1/1/17 (e)	28
500	Realkredit Danmark, Series 10F, 1.00%, 1/1/17 (e)	71
1,300	Realkredit Danmark, 2.00%, 4/1/17 (e)	185
1,600	Realkredit Danmark, Series 10F, 1.00%, 4/1/17 (e)	228

		683

	Italy — 0.03%
193	Buoni Poliennali del Tes, Series CPI, 1.70%, 9/15/18 (e)	212

	Total Global Bonds	895

	U.S. Government Agency Securities — 1.02%
1,400	Federal Home Loan Bank, 0.34%, 1/27/17 (b)(f)	1,399
400	Federal Home Loan Bank, 0.33%, 1/25/17 (b)(f)	400

Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Securities (continued)
$1,200	Federal Home Loan Bank, 0.15%, 1/5/17 (f)	$1,199
800	Federal Home Loan Bank, 0.45%, 2/1/17 (b)(f)	800
900	Federal Home Loan Bank, 0.19%, 1/6/17 (b)(f)	900
400	Federal Home Loan Bank, 0.32%, 1/18/17 (b)(f)	400
300	Federal Home Loan Bank, 0.32%, 1/20/17 (b)(f)	300
1,100	Federal Home Loan Discount Note, 0.47%, 2/23/17 (b)(f)	1,099
600	Federal Home Loan Discount Note, 0.29%, 1/12/17 (b)(f)	600
300	Federal Home Loan Discount Note, 0.46%, 2/9/17 (b)(f)	300
123	Federal National Mortgage Association, 2.96%, 5/1/38 (d)	131
600	Freddie Mac Discount Note, 0.46%, 2/7/17 (b)(f)	600

		8,128

	Total U.S. Government Agency Securities	8,128

	U.S. Treasury Obligations — 0.38%
1,013	U.S. Treasury Bill, 0.46%, 3/2/17 (b)(f)	1,012
41	U.S. Treasury Bill, 0.48%, 3/16/17 (b)(f)	41
418	U.S. Treasury Inflation Index Note, 0.13%, 4/15/18	422
158	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22 (g)	158
13	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	15
420	U.S. Treasury Note, 2.00%, 2/15/25	408
70	U.S. Treasury Note, 1.63%, 5/15/26	65
231	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	258
581	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	634

	Total U.S. Treasury Obligations	3,013

	Yankee Dollars — 0.55%
	Canada — 0.45%
2,000	Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100 (Oil, Gas & Consumable Fuels)	1,950
1,500	EnCana Corp., 6.50%, 2/1/38 (Oil, Gas & Consumable Fuels)	1,621

		3,571

	Luxembourg — 0.03%
250	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100 (Pharmaceuticals)	250

	Netherlands — 0.03%
200	Volkswagen International Finance NV, 2.13%, 11/20/18 (Automobiles) (c)	200

	Switzerland — 0.04%
300	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Capital Markets)	340

	Total Yankee Dollars	4,361

	Time Deposit — 0.34%
2,700	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17 (b)	2,700

	Total Time Deposit	2,700

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Exchange-Traded Fund — 0.01%
1	ETFS Platinum Trust (b)	$58

	Total Exchange-Traded Fund	58

	Mutual Funds — 8.69%
6,596,000	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^(h)	6,596
161,000	State Street Institutional Treasury Money Market Fund, 0.35% (d)(h)	161
62,769,000	State Street Institutional Treasury Plus Money Market Fund, 0.35% (d)(h)	62,769

	Total Mutual Funds	69,526

	Purchased Options and Swaptions — 0.0%
	Total Purchased Options and Swaptions	115

	Repurchase Agreements — 3.78%
$5,500	Bank of America Corp., 0.47%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $5,500,287 collateralized by U.S. Treasury Note, 1.88%, 8/31/22 fair value $5,610,127) (b)	5,500
1,100	Bank of Nova Scotia, 0.47%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $1,117,710 collateralized by U.S. Treasury Note, 2.13%, 8/15/21 fair value $1,128,776)	1,100
1,100	BNP Paribas, 0.48%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $1,125,796 collateralized by U.S. Treasury Obligations, 3.00%, 7/20/46 fair value $1,136,943)	1,100
5,500	BNP Paribas, 0.50%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $5,500,306 collateralized by U.S. Treasury Obligations, 1.38% – 6.88%, 1/31/18 – 1/31/21 fair value $5,610,089) (b)	5,500
600	Deutsche Bank Securities, Inc., 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $611,603 collateralized by U.S. Treasury Bond, 3.13%, 1/3/17 fair value $617,659)	600
5,500	Deutsche Bank Securities, Inc., 0.50%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $5,500,306 collateralized by U.S. Treasury Obligations, 0.13% – 1.63%, 4/15/19 – 2/15/26 fair value $5,610,041) (b)	5,500
3,201	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $3,200,763 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $3,264,622)^^	3,201
1,100	JPMorgan Securities, 0.61%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $1,137,366 collateralized by U.S. Treasury Obligations, 3.50%, 6/20/44 fair value $1,148,627)	1,100

Principal Amount (000)	Security Description	Value (000)
$5,500	RBS Securities, Inc., 0.47%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $5,500,287 collateralized by U.S. Treasury Note, 0.63%, 4/30/18 fair value $5,605,304) (b)	$5,500
1,100	Societe’ Generale, 0.48%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $1,111,806 collateralized by U.S. Treasury Bond, 0.13%, 4/15/21 fair value $1,122,814)	1,100

	Total Repurchase Agreements	30,201

	Total Investments (cost $719,503) — 100.00%	799,742
	Liabilities in excess of other assets — 0.00%	(38)

	Net Assets — 100.00%	$799,704

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $9,556 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)	All or portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2016.

(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(f)	Rate disclosed represents effective yield at purchase.

(g)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(h)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Vaughan Nelson Investment Management L.P.	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	60.75%	—	—	—	20.38%	—	81.13%
Preferred Stocks	0.74%	—	—	—	—	—	0.74%
Right	0.01%	—	—	—	0.01%	—	0.02%
Corporate Bonds	—	0.17%	—	2.79%	—	—	2.96%
Asset Backed Security	—	0.01%	—	—	—	—	0.01%
Collateralized Mortgage Obligations	—	0.12%	—	—	—	—	0.12%
Certificates of Deposit	—	0.14%	—	—	—	—	0.14%
Global Bonds	—	0.11%	—	—	—	—	0.11%
U.S. Government Agency Securities	—	1.02%	—	—	—	—	1.02%
U.S. Treasury Obligations	—	0.38%	—	—	—	—	0.38%
Yankee Dollars	—	0.10%	—	0.45%	—	—	0.55%
Time Deposit	—	0.05%	—	—	0.29%	—	0.34%
Exchange-Traded Fund	—	—	—	—	0.01%	—	0.01%
Mutual Funds	1.93%	—	6.26%	0.05%	0.19%	0.26%	8.69%
Purchased Options and Swaptions	—	0.00%			0.00%	—	0.00%
Repurchase Agreements	0.31%	0.63%	—	—	2.84%	—	3.78%
Other Assets	-0.34%	0.06%	0.10%	0.05%	0.13%	0.00%	0.00%

Total Net Assets	63.40%	2.79%	6.36%	3.34%	23.85%	0.26%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
3	10-Year U.S. Treasury Note Future (a)	$373	3/22/17	$(1)
48	Brent Crude Future (a)	2,727	2/1/17	67
5	Brent Crude Future (a)	287	2/28/17	6
(2)	Brent Crude Future (a)	(118)	8/1/17	(11)
(1)	Brent Crude Future (a)	(59)	9/1/17	(5)
(1)	Brent Crude Future (a)	(59)	11/1/17	(4)
2	Brent Crude Future (a)	117	12/1/17	9
2	Brent Crude Future (a)	117	2/1/18	11
(1)	Brent Crude Future (a)	(59)	3/1/18	(4)
(1)	Brent Crude Future (a)	(58)	5/1/18	(4)
(8)	Brent Crude Future (a)	(464)	11/1/18	(58)
66	Canadian Dollar Future	4,911	3/14/17	(111)
49	Corn Future (a)	862	3/15/17	(28)
3	Corn Future (a)	55	7/17/17	—
2	Corn Future (a)	38	12/15/17	—
10	Cotton No.2 Future (a)	353	3/9/17	(4)
(2)	Crude Oil ICE Future (a)	(109)	2/20/17	(10)
2	Crude Oil ICE Future (a)	114	8/22/17	10
22	Electrolytic Copper Future (a)	3,044	3/13/17	(109)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
23	E-Mini S&P 500 Future	$2,572	3/17/17	$(8)
13	Gas Oil Future (a)	656	2/10/17	(3)
15	Gasoline RBOB Future (a)	1,053	1/31/17	25
(1)	Gasoline RBOB Future (a)	(71)	3/1/17	(5)
1	Gasoline RBOB Future (a)	78	4/3/17	17
(1)	Gasoline RBOB Future (a)	(78)	6/1/17	(17)
43	Gold 100 Oz Future (a)	4,952	2/24/17	(308)
34	Hard Red Winter Wheat Future (a)	711	3/14/17	(20)
3	Hard Red Winter Wheat Future (a)	66	7/17/17	(1)
14	Lean Hogs Future (a)	370	2/16/17	79
(1)	Live Cattle Future (a)	(46)	4/28/17	—
5	Live Cattle Future (a)	209	6/30/17	7
1	Live Cattle Future (a)	—	8/31/17	(40)
5	LME Lead Future (a)	252	3/13/17	(21)
20	Mini MSCI EAFE Index Future	1,676	3/17/17	(13)
11	Mini MSCI Emerging Markets Index Future	472	3/17/17	(8)
4	Natural Gas Future (a)	149	1/27/17	35
6	Natural Gas Future (a)	221	2/27/17	(19)
1	Natural Gas Future (a)	36	3/30/17	7
(3)	Natural Gas Future (a)	(106)	4/27/17	(20)
1	Natural Gas Future (a)	36	5/29/17	6
6	Natural Gas Future (a)	215	6/29/17	26
(2)	Natural Gas Future (a)	(71)	9/28/17	(12)
(1)	Natural Gas Future (a)	(38)	12/28/17	(4)
1	Natural Gas Future (a)	36	2/27/18	4
2	Natural Gas Future (a)	60	3/28/18	7
11	NY Harbor ULSD Future (a)	798	1/31/17	26
4	NYMEX Palladium Future (a)	273	3/29/17	(4)
21	NYMEX WTI Crude Future (a)	1,128	1/20/17	29
14	NYMEX WTI Crude Future (a)	765	2/22/17	(6)
(3)	NYMEX WTI Crude Future (a)	(169)	5/23/17	(15)
1	NYMEX WTI Crude Future (a)	57	8/22/17	5
8	NYMEX WTI Crude Future (a)	456	11/21/17	68
2	NYMEX WTI Crude Future (a)	114	2/20/18	3
5	NYMEX WTI Crude Future (a)	283	5/22/18	7
(7)	NYMEX WTI Crude Future (a)	(395)	11/20/18	(12)
4	Platinum Future (a)	181	4/26/17	(8)
24	Primary Aluminum Future (a)	1,016	3/13/17	—
16	Primary Nickel Future (a)	961	3/13/17	(137)
37	S&P/Toronto Stock Exchange 60 Index Future	4,944	3/16/17	(101)
8	Silver Future (a)	640	3/29/17	(43)
7	Soybean Future (a)	351	3/14/17	(5)
(2)	Soybean Future (a)	(99)	11/15/17	(6)
2	Soybean Meal Future (a)	63	3/15/17	2
(2)	Soybean Meal Future (a)	(64)	5/15/17	(2)
28	Sugar #11 (World) Future (a)	612	3/1/17	(25)
3	Sugar #11 (World) Future (a)	65	5/1/17	1
8	Sugar #11 (World) Future (a)	169	7/3/17	(13)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(13)	Sugar #11 (World) Future (a)	$(272)	9/29/17	$(7)
11	Wheat (CBT) Future (a)	224	3/15/17	(13)
(3)	Wheat (CBT) Future (a)	(65)	7/17/17	3
2	White Sugar Future (a)	52	2/14/17	(3)
17	Zinc Future (a)	1,094	3/13/17	(1)

	Net Unrealized Appreciation/(Depreciation)			$(789)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/16 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
67,000	British Pound Sterling	BNP Paribas	2/14/17	$84	$83	$(1)
142,000	Canadian Dollar	Goldman Sachs	2/14/17	105	106	1
951,000	Euro	JPMorgan Chase	1/6/17	994	1,001	8
282,000	Euro	Goldman Sachs	2/14/17	309	297	(12)
988,000	Mexican Peso	Goldman Sachs	2/13/17	51	47	(4)

	Total Currencies Purchased			$1,543	$1,534	$(8)

	Currencies Sold
100,000	British Pound Sterling	JPMorgan Chase	1/6/17	$127	$123	$3
142,000	Canadian Dollar	JPMorgan Chase	1/6/17	106	106	—
1,025,000	Danish Krone	Deutsche Bank	4/3/17	152	146	6
102,200	Danish Krone	Deutsche Bank	4/3/17	15	15	1
712,000	Danish Krone	Barclays Bank	7/3/17	109	102	7
204,000	Danish Krone	JPMorgan Chase	10/2/17	31	29	2
2,118,800	Danish Krone	BNP Paribas	4/3/17	322	302	21
697,000	Danish Krone	BNP Paribas	1/3/17	106	99	8
951,000	Euro	JPMorgan Chase	2/2/17	995	1,003	(8)
951,000	Euro	BNP Paribas	1/6/17	1,009	1,001	7
257,000	Mexican Peso	BNP Paribas	2/13/17	12	12	—
110,000	Mexican Peso	JPMorgan Chase	2/13/17	5	5	—

	Total Currencies Sold			$2,989	$2,943	$47

	Net Unrealized Appreciation/(Depreciation)					$39

Options & Swaptions Contracts

Exchange-traded options purchased as of December 31, 2016 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Gold Future Option (CMX) (a)	Call	$1,250	3/28/17	2	$9	$2	$(7)
Natural Gas Option (a)	Call	3	1/26/17	9	24	66	42
Primary Aluminum Future (a)	Call	1,800	6/6/17	12	18	14	(4)
3 Month A£ LIBOR	Put	99	6/22/17	6	—	—	—
Crude Oil Option (a)	Put	50	5/17/17	4	12	7	(5)

Total					$63	$89	$26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Exchange-traded options written as of December 31, 2016 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil Option (a)	Call	$0.25	1/20/17	(1)	$—	$—	$—
Crude Oil Option (a)	Call	0.25	2/20/17	(1)	—	—	—
Gold Future Option (CMX) (a)	Call	1,350	3/28/17	(2)	(3)	—	3
Natural Gas Option (a)	Call	3	1/26/17	(9)	(10)	(29)	(19)
Primary Aluminum Future (a)	Call	2,200	6/6/17	(12)	(1)	(2)	(1)
3 Month A£ LIBOR	Put	98	6/22/17	(6)	—	—	—
Crude Oil Option (a)	Put	1.00	1/20/17	(1)	—	—	—
Crude Oil Option (a)	Put	1.00	2/20/17	(1)	—	—	—
Crude Oil Option (a)	Put	40	5/17/17	(4)	(3)	(1)	2
Crude Oil Option (a)	Put	70	10/27/17	(3)	(38)	(40)	(2)
Natural Gas Euro Option (a)	Put	2	3/28/17	(1)	(1)	—	1
Primary Aluminum Future (a)	Put	1,500	6/6/17	(12)	(4)	(5)	(1)
10-Year U.S. Future	Put	122	1/27/17	(1)	—	—	—

Total					$(60)	$(77)	$(17)

Over-the-counter foreign currency options and swaptions purchased as of December 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	$2.15	6/15/18	$10	$10	$4	$(6)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	2.15	6/15/18	10	10	14	4
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	2.86	10/23/18	10	7	8	1

Total						$27	$26	$(1)

Over-the-counter foreign currency options and swaptions written as of December 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
5 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	$2.50	10/23/18	$50	$(7)	$(10)	$(3)

Total						$(7)	$(10)	$(3)

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index (a)	Goldman Sachs	12/1/17	$139	$31	$31
Gold (a)	Goldman Sachs	2/1/17	—	(50)	(50)
S&P GSCI Grains Index (a)	Barclays Bank	2/28/17	151	—	—
S&P GSCI Grains Index (a)	Goldman Sachs	5/26/17	402	(22)	(22)

				$(41)	$(41)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/ Received (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	European Union Excluding Tobacco-Non-revised Consumer Price Index	0.81%	4/15/21	BNP Paribas	100 EUR	$—	$2	$2
Pay	U.S. CPI Urban Consumers NSA	2.50%	7/15/22	Deutsche Bank	500 USD	2	(42)	(44)

						$2	$(40)	$(42)

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month U.S. Dollar LIBOR BBA	2.00%	12/16/20	700 USD	$(17)	$(4)	$13
Receive	CME IRS MXN	5.83%	1/12/23	1,300 MXN	—	(6)	(6)
Receive	CME IRS MXN	6.35%	9/1/23	3,000 MXN	9	(11)	(20)
Pay	3-Month U.S. Dollar LIBOR BBA	2.80%	10/28/25	2,450 USD	(1)	(12)	(11)
Pay	INFS USD	2.24%	11/21/26	200 USD	—	(1)	(1)
Pay	3-Month U.S. Dollar LIBOR BBA	1.75%	12/21/26	700 USD	(19)	37	56
Pay	INF SWAP NI	3.30%	12/15/30	340 GBP	(20)	(17)	3
Pay	INFS GBP	3.62%	10/15/31	20 GBP	—	—	—
Pay	3-Month U.S. Dollar LIBOR BBA	2.25%	12/21/46	340 USD	21	27	6

					$(27)	$13	$40

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Exercise/ Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
CUAC (a)	Macquarie	$36.80	1/2/18	$4	$1	$24	$23
Eumarg (a)	BNP Paribas	4.09	12/29/17	—	—	—	—
Eumarg (a)	BNP Paribas	5.54	3/31/17	(1)	—	—	—
Eumarg (a)	Macquarie	5.72	3/31/17	(1)	—	—	—
Eumarg (a)	Macquarie	4.00	12/29/17	—	—	—	—
Eurmarg (a)	BNP Paribas	5.85	1/2/18	10	—	(5)	(5)
Eurmarg (a)	JPMorgan Chase	5.85	1/2/18	1	—	(1)	(1)
Orexio Option (a)	BNP Paribas	59.50	12/29/17	—	—	—	—
Orexio Option (a)	Goldman Sachs	55.35	12/29/17	—	—	—	—
Orexio Option (a)	Goldman Sachs	59.70	12/29/17	—	—	—	—
Platinum (a)	Goldman Sachs	991.41	10/31/17	—	—	(12)	(12)

					$1	$6	$5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index (a)	BNP Paribas	2/15/17	$385	$—	$3	$3
Bloomberg Commodity Index (a)	BNP Paribas	2/15/17	(27)	1	2	1
Bloomberg Commodity Index (a)	BNP Paribas	2/15/17	2,717	1	22	21
Bloomberg Commodity Index (a)	Canadian Imperial Bank of Commerce	2/17/17	2,528	—	20	20
Bloomberg Commodity Index (a)	Goldman Sachs	8/15/17	797	—	6	6
Bloomberg Commodity Index (a)	JPMorgan Chase	2/15/17	15,238	—	120	120
Bloomberg Commodity Index (a)	JPMorgan Chase	2/15/17	529	—	(6)	(6)

				$2	$167	$165

Variance Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (Local)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation)
London Gold Market Fixing Ltd. Index (a)	JPMorgan Chase	$0.1089	4/30/20	$455	$30	$30

					$30	$30

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.62%
	Australia — 4.04%
19,313	AMP Ltd. (Diversified Financial Services)	$70
13,236	APA Group (Gas Utilities)	82
39,395	Aurizon Holdings Ltd. (Road & Rail)	143
22,204	AusNet Services (Electric Utilities)	25
27,814	Australia & New Zealand Banking Group Ltd. (Banks)	609
3,544	Bank of Queensland Ltd. (Banks)	30
4,267	Bendigo & Adelaide Bank Ltd. (Banks)	39
14,100	Coca-Cola Amatil Ltd. (Beverages)	103
16,220	Commonwealth Bank of Australia (Banks)	963
8,888	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	74
11,962	Dexus Property Group (Equity Real Estate Investment Trusts)	83
29,328	DUET Group (Multi-Utilities)	58
1,278	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	29
22,002	GPT Group (Equity Real Estate Investment Trusts)	80
13,612	Harvey Norman Holdings Ltd. (Multiline Retail)	50
22,228	Insurance Australia Group Ltd. (Insurance)	96
1,949	Macquarie Group Ltd. (Capital Markets)	122
52,506	Mirvac Group (Equity Real Estate Investment Trusts)	81
25,192	National Australia Bank Ltd. (Banks)	556
13,021	QBE Insurance Group Ltd. (Insurance)	116
65,692	Scentre Group (Equity Real Estate Investment Trusts)	220
31,861	Stockland Trust Group (Equity Real Estate Investment Trusts)	105
11,804	Suncorp Group Ltd. (Insurance)	115
26,420	Sydney Airport (Transportation Infrastructure)	114
20,568	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	71
34,029	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	110
56,808	Telstra Corp. Ltd. (Diversified Telecommunication Services)	209
41,929	Vicinity Centres (Equity Real Estate Investment Trusts)	90
31,930	Westpac Banking Corp. (Banks)	749

		5,192

	Austria — 0.05%
293	ANDRITZ AG (Machinery)	15
989	OMV AG (Oil, Gas & Consumable Fuels)	34
503	Voestalpine AG (Metals & Mining)	20

		69

	Belgium — 0.55%
5,291	Anheuser-Busch InBev NV (Beverages)	560
1,143	Belgacom SA (Diversified Telecommunication Services)	33
378	Groupe Bruxelles Lambert SA (Diversified Financial Services)	32
746	Solvay SA (Chemicals)	87

		712

	Bermuda — 0.06%
2,226	IHS Markit Ltd. (Professional Services) (a)	79

Shares	Security Description	Value (000)
	Curaçao — 0.73%
11,224	Schlumberger Ltd. (Energy Equipment & Services)	$942

	Denmark — 1.08%
51	A.P. Moller – Maersk A/S, Class – A (Marine)	77
187	A.P. Moller – Maersk A/S, Class – B (Marine)	298
3,174	ISS A/S (Commercial Services & Supplies)	107
22,963	Novo Nordisk A/S, Class – B (Pharmaceuticals)	824
12,447	TDC A/S (Diversified Telecommunication Services) (a)	64
1,057	Tryg A/S (Insurance)	19

		1,389

	Finland — 0.45%
3,454	Elisa Oyj (Diversified Telecommunication Services)	112
10,992	Fortum Oyj (Electric Utilities)	168
5,230	Metso Oyj (Machinery)	149
4,161	Nokian Renkaat Oyj (Auto Components)	155

		584

	France — 5.20%
15,348	AXA SA (Insurance)	387
8,436	BNP Paribas (Banks)	537
4,436	Bouygues SA (Construction & Engineering)	159
1,234	Casino Guichard-Perrachon SA (Food & Staples Retailing)	59
1,372	CNP Assurances (Insurance)	25
8,463	Credit Agricole SA (Banks)	105
4,164	Edenred (Commercial Services & Supplies)	82
15,414	ENGIE (Multi-Utilities)	196
3,613	Eutelsat Communications (Media)	70
369	Fonciere des Regions (Equity Real Estate Investment Trusts)	32
419	Gecina SA (Equity Real Estate Investment Trusts)	58
377	Icade (Equity Real Estate Investment Trusts)	27
2,320	Klepierre (Equity Real Estate Investment Trusts)	91
2,279	Lagardere SCA (Media)	63
7,542	Natixism SA (Banks)	42
21,214	Orange (Diversified Telecommunication Services)	322
15,297	Sanofi-Aventis (Pharmaceuticals)	1,237
10,346	Schneider Electric SA (Electrical Equipment)	719
6,138	Societe Generale (Banks)	302
3,520	Suez Environnement Co. (Multi-Utilities)	52
25,569	Total SA (Oil, Gas & Consumable Fuels)	1,311
1,077	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	257
4,832	Veolia Environnement (Multi-Utilities)	82
25,330	Vivendi (Media)	480

		6,695

	Germany — 4.42%
2,117	Allianz SE (Insurance)	349
529	Axel Springer AG (Media)	26
9,490	BASF SE (Chemicals)	879
4,141	Bayerische Motoren Werke AG (Automobiles)	386
5,345	Commerzbank AG (Banks)	41
10,648	Daimler AG, Registered Shares (Automobiles)	789
599	Deutsche Boerse AG (Capital Markets) (a)	49

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
2,869	Deutsche Lufthansa AG, Registered Shares (Airlines)	$37
12,090	Deutsche Post AG (Air Freight & Logistics)	396
20,235	Deutsche Telekom AG (Diversified Telecommunication Services)	347
12,120	E.ON AG (Multi-Utilities)	85
1,984	Evonik Industries AG (Chemicals)	59
862	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	53
2,334	K+S AG – Registered (Chemicals)	56
381	MAN SE (Machinery)	38
2,196	Metro AG (Food & Staples Retailing)	73
760	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	144
3,007	ProSiebenSat.1 Media AG (Media)	115
8,472	SAP SE (Software)	733
6,959	Siemens AG (Industrial Conglomerates)	852
4,469	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	19
4,708	TUI AG (Hotels, Restaurants & Leisure)	67
2,820	Vonovia SE (Real Estate Management & Development)	92

		5,685

	Hong Kong — 1.66%
6,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	63
56,000	BOC Hong Kong (Holdings) Ltd. (Banks)	199
22,500	CLP Holdings Ltd. (Electric Utilities)	207
60,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	127
11,200	Hang Seng Bank Ltd. (Banks)	208
14,600	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	77
46,267	HK Electric Investments Ltd. (Electric Utilities)	38
59,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	72
15,000	Hysan Development Co. (Real Estate Management & Development)	62
336,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	148
1,637	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	70
105,000	PCCW Ltd. (Diversified Telecommunication Services)	57
16,500	Power Assets Holdings Ltd. (Electric Utilities)	145
20,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	251
18,500	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	176
10,000	Swire Properties Ltd. (Real Estate Management & Development)	28
31,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	201

		2,129

	Ireland (Republic of) — 0.18%
5,615	CRH PLC (Construction Materials)	194
368	Paddy Power PLC (Hotels, Restaurants & Leisure)	39

		233

Shares	Security Description	Value (000)
	Israel — 0.39%
16,975	Bank Hapoalim Ltd. (Banks)	$101
98,565	Israel Chemicals Ltd. (Chemicals)	402

		503

	Italy — 1.03%
7,092	Assicurazioni Generali SpA (Insurance)	105
40,351	Eni SpA (Oil, Gas & Consumable Fuels)	653
77,525	Intesa Sanpaolo SpA (Banks)	196
5,903	Intesa Sanpaolo SpA (Banks)	14
39,576	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	163
49,137	Telecom Italia SpA (Diversified Telecommunication Services)	36
12,369	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	57
32,916	UniCredit SpA (Banks)	95

		1,319

	Japan — 13.87%
600	Aeon Credit Service Co. Ltd. (Consumer Finance)	11
3,900	Aisin Seiki Co. Ltd. (Auto Components)	169
7,100	Amada Holdings Co. Ltd. (Machinery)	79
24,000	Asahi Glass Co. Ltd. (Building Products)	163
29,000	Asahi Kasei Corp. (Chemicals)	252
45,300	Astellas Pharma, Inc. (Pharmaceuticals)	629
1,400	Benesse Holdings, Inc. (Diversified Consumer Services)	38
13,600	Bridgestone Corp. (Auto Components)	489
12,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	118
6,200	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	169
9,000	Daiwa Securities Group, Inc. (Capital Markets)	55
10,200	Denso Corp. (Auto Components)	441
5,900	Eisai Co. Ltd. (Pharmaceuticals)	338
12,800	Fuji Heavy Industries Ltd. (Automobiles)	522
39,000	Fujitsu Ltd. (IT Services)	216
2,200	Hitachi Chemical Co. Ltd. (Chemicals)	55
102,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	550
32,900	Honda Motor Co. Ltd. (Automobiles)	961
1,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	48
36,200	ITOCHU Corp. (Trading Companies & Distributors)	479
3,900	JSR Corp. (Chemicals)	61
48,600	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	205
18,400	KDDI Corp. (Wireless Telecommunication Services)	464
18,700	Komatsu Ltd. (Machinery)	424
8,800	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	87
7,400	Kuraray Co. Ltd. (Chemicals)	111
6,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	342
1,400	Lawson, Inc. (Food & Staples Retailing)	98
4,400	Marui Group Co. Ltd. (Multiline Retail)	64
7,000	Mebuki Financial Group, Inc. (Banks)	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,200	Miraca Holdings, Inc. (Health Care Providers & Services)	$54
30,400	Mitsubishi Chemical Holdings Corp. (Chemicals)	197
31,900	Mitsubishi Corp. (Trading Companies & Distributors)	679
67,000	Mitsubishi Heavy Industries Ltd. (Machinery)	305
4,600	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	90
2,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	12
38,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	521
188,200	Mizuho Financial Group, Inc. (Banks)	338
3,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	118
55,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	146
9,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	49
19	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	39
7,500	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	316
52,700	Nissan Motor Co. Ltd. (Automobiles)	529
1,300	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	22
2,750	Nomura Research Institute Ltd. (IT Services)	84
14,100	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	321
7,100	ORIX Corp. (Diversified Financial Services)	110
20,000	Osaka Gas Co. Ltd. (Gas Utilities)	77
1,100	OTSUKA Corp. (IT Services)	51
8,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	375
42,600	Panasonic Corp. (Household Durables)	432
17,000	Resona Holdings, Inc. (Banks)	87
1,000	Sankyo Co. Ltd. (Leisure Products)	32
3,900	Sega Sammy Holdings, Inc. (Leisure Products)	58
12,100	Sekisui House Ltd. (Household Durables)	201
3,900	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	36
2,700	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	91
33,000	Sumitomo Chemical Co. Ltd. (Chemicals)	156
24,800	Sumitomo Corp. (Trading Companies & Distributors)	291
12,000	Sumitomo Heavy Industries Ltd. (Machinery)	77
10,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	407
2,600	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	93
4,500	T&D Holdings, Inc. (Insurance)	59
17,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	714
3,900	Teijin Ltd. (Chemicals)	79
6,000	The Chiba Bank Ltd. (Banks)	37
8,800	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	146
5,000	The Shizuoka Bank Ltd. (Banks)	42
2,600	THK Co. Ltd. (Machinery)	57
5,200	Tokio Marine Holdings, Inc. (Insurance)	214

Shares	Security Description	Value (000)
	Japan (continued)
3,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	$310
22,000	Tokyo Gas Co. Ltd. (Gas Utilities)	99
7,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	74
1,400	Toyoda Gosei Co. Ltd. (Auto Components)	33
22,500	Toyota Motor Corp. (Automobiles)	1,319
4,400	Toyota Tsusho Corp. (Trading Companies & Distributors)	114
4,600	USS Co. Ltd. (Specialty Retail)	73
3,400	West Japan Railway Co. (Road & Rail)	208
13,700	Yamada Denki Co. Ltd. (Specialty Retail)	74
6,100	Yamaha Motor Co. Ltd. (Automobiles)	134

		17,844

	Jersey — 0.06%
7,051	Petrofac Ltd. (Energy Equipment & Services)	75

	Luxembourg — 0.15%
1,037	Millicom International Cellular SA (Wireless Telecommunication Services)	44
6,933	SES – FDR, Class – A (Media)	153

		197

	Netherlands — 1.29%
7,173	AEGON NV (Insurance)	39
315	Franks International NV (Energy Equipment & Services)	4
15,382	ING Groep NV (Banks)	217
16,948	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	50
906	Koninklijke Boskalis Westminster NV (Construction & Engineering)	31
1,901	Koninklijke DSM NV (Chemicals)	114
9,861	Koninklijke Philips Electronics NV (Industrial Conglomerates)	301
1,209	NN Group NV (Insurance)	41
1,238	Randstad Holding NV (Professional Services)	67
10,231	Reed Elsevier NV (Professional Services)	172
15,038	Unilever NV (Personal Products)	618

		1,654

	New Zealand — 0.05%
4,659	Contact Energy Ltd. (Electric Utilities)	15
8,533	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	15
11,516	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	28

		58

	Norway — 0.44%
1,059	Gjensidige Forsikring ASA (Insurance)	17
5,063	Marine Harvest (Food Products)	92
15,320	Statoil ASA (Oil, Gas & Consumable Fuels)	279
5,561	Telenor ASA (Diversified Telecommunication Services)	83
2,493	Yara International ASA (Chemicals)	98

		569

	Portugal — 0.03%
10,850	EDP – Energias de Portugal SA (Electric Utilities)	33

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore — 1.14%
43,700	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$69
43,300	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	44
48,000	CapitaMall Trust (Equity Real Estate Investment Trusts)	62
49,400	Keppel Corp. Ltd. (Industrial Conglomerates)	197
38,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	237
10,400	Singapore Airlines Ltd. (Airlines)	69
40,200	Singapore Press Holdings Ltd. (Media)	98
22,800	Singapore Tech Engineering (Aerospace & Defense)	51
152,800	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	383
18,200	United Overseas Bank Ltd. (Banks)	255

		1,465

	Spain — 1.55%
9,526	Abertis Infraestructuras SA (Transportation Infrastructure)	133
37,428	Banco Bilbao Vizcaya Argentaria SA (Banks)	252
18,552	Banco Popular Espanol SA (Banks)	18
82,413	Banco Santander SA (Banks)	429
19,038	CaixaBank SA (Banks)	63
6,384	Corporacion Mapfre (Insurance)	19
1,685	Enagas (Gas Utilities)	43
2,204	Endesa (Electric Utilities)	47
2,619	Gas Natural SDG SA (Gas Utilities)	49
40,409	Iberdrola SA (Electric Utilities)	264
3,170	Red Electrica Corp. (Electric Utilities)	60
16,888	Repsol YPF SA (Oil, Gas & Consumable Fuels)	237
41,623	Telefonica SA (Diversified Telecommunication Services)	384

		1,998

	Sweden — 2.07%
46,609	Nordea Bank AB (Banks)	518
23,290	Skandinaviska Enskilda Banken AB, Class – A (Banks)	243
10,278	Skanska AB, B Shares (Construction & Engineering)	242
23,162	Svenska Handelsbanken AB, A Shares (Banks)	321
13,771	Swedbank AB, A Shares (Banks)	332
7,159	Tele2 AB, B Shares (Wireless Telecommunication Services)	57
125,230	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	734
53,355	TeliaSonera AB (Diversified Telecommunication Services)	214

		2,661

	Switzerland — 5.81%
50,737	ABB Ltd., Registered Shares (Electrical Equipment)	1,068
4,430	Adecco SA, Registered Shares (Professional Services)	290
1,072	Garmin Ltd. (Household Durables)	52
1,292	Kuehne & Nagel International Ltd. (Marine)	171
20,693	Nestle SA (Food Products)	1,482

Shares	Security Description	Value (000)
	Switzerland (continued)
20,237	Novartis AG, Registered Shares (Pharmaceuticals)	$1,471
6,271	Roche Holding AG (Pharmaceuticals)	1,430
132	SGS SA, Registered Shares (Professional Services)	268
850	Swiss Prime Site AG (Real Estate Management & Development)	70
3,033	Swiss Re AG (Insurance)	287
329	Swisscom AG (Diversified Telecommunication Services)	147
22,486	UBS Group AG (Capital Markets)	352
1,386	Zurich Financial Services AG (Insurance)	381

		7,469

	United Kingdom — 10.48%
3,843	3i Group PLC (Capital Markets)	33
6,889	Aberdeen Asset Management PLC (Capital Markets)	22
2,454	Aon PLC (Insurance)	274
23,297	AstraZeneca PLC (Pharmaceuticals)	1,273
39,943	Aviva PLC (Insurance)	238
51,901	BAE Systems PLC (Aerospace & Defense)	377
16,808	Barratt Developments PLC (Household Durables)	96
17,298	British American Tobacco PLC (Tobacco)	981
8,227	British Land Co. PLC (Equity Real Estate Investment Trusts)	64
16,773	British Sky Broadcasting Group PLC (Media)	204
70,674	BT Group PLC (Diversified Telecommunication Services)	319
12,155	Capita PLC (Professional Services)	79
12,397	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	43
70,408	Centrica PLC (Multi-Utilities)	203
28,162	Cobham PLC (Aerospace & Defense)	57
13,933	Direct Line Insurance Group PLC (Insurance)	63
2,763	easyJet PLC (Airlines)	34
65,421	GlaxoSmithKline PLC (Pharmaceuticals)	1,256
6,569	Hammerson PLC (Equity Real Estate Investment Trusts)	46
4,322	IMI PLC (Machinery)	55
15,885	Imperial Tobacco Group PLC (Tobacco)	692
6,307	Inmarsat PLC (Diversified Telecommunication Services)	58
3,661	Investec PLC (Capital Markets)	24
109,404	ITV PLC (Media)	278
36,508	J Sainsbury PLC (Food & Staples Retailing)	112
6,638	Land Securities Group PLC (Equity Real Estate Investment Trusts)	87
54,976	Legal & General Group PLC (Insurance)	167
27,757	Marks & Spencer Group PLC (Multiline Retail)	120
39,397	National Grid PLC (Multi-Utilities)	460
2,382	NEX Group PLC (Capital Markets)	14
43,450	Old Mutual PLC (Insurance)	111
22,705	Pearson PLC (Media)	228
8,542	Persimmon PLC (Household Durables)	185
618	Provident Financial PLC (Consumer Finance)	22
37,313	Rio Tinto PLC (Metals & Mining)	1,424

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
32,786	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	$905
32,010	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	920
20,875	Royal Mail PLC (Air Freight & Logistics)	119
6,686	SEGRO PLC (Equity Real Estate Investment Trusts)	38
1,941	Severn Trent PLC (Water Utilities)	53
13,150	SSE PLC (Electric Utilities)	251
19,378	Standard Life PLC (Insurance)	89
14,695	Tate & Lyle PLC (Food Products)	128
3,632	The Berkeley Group Holdings PLC (Household Durables)	126
1,947	TP ICAP PLC (Capital Markets)	10
5,571	United Utilities Group PLC (Water Utilities)	62
417,162	Vodafone Group PLC (Wireless Telecommunication Services)	1,026
13,801	William Hill PLC (Hotels, Restaurants & Leisure)	49

		13,475

	United States — 42.84%
5,602	3M Co. (Industrial Conglomerates)	1,000
1,068	Aaron’s, Inc. (Specialty Retail)	34
5,558	Accenture PLC, Class – A (IT Services)	651
648	Advance Auto Parts, Inc. (Specialty Retail)	110
1,873	Air Products & Chemicals, Inc. (Chemicals)	269
1,585	Akamai Technologies, Inc. (Internet Software & Services) (a)	106
731	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	70
1,761	Alphabet, Inc., Class – A (Internet Software & Services) (a)	1,395
4,323	American Electric Power, Inc. (Electric Utilities)	272
6,720	Amgen, Inc. (Biotechnology)	983
2,664	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	179
2,707	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	197
806	ANSYS, Inc. (Software) (a)	75
2,326	Anthem, Inc. (Health Care Providers & Services)	334
12,188	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,412
1,607	Aqua America, Inc. (Water Utilities)	48
303	Arista Networks, Inc. (Communications Equipment) (a)	29
2,024	Autodesk, Inc. (Software) (a)	150
4,218	Automatic Data Processing, Inc. (IT Services)	434
267	AutoZone, Inc. (Specialty Retail) (a)	212
1,860	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	308
1,545	Bed Bath & Beyond, Inc. (Specialty Retail)	63
881	Bemis Co., Inc. (Containers & Packaging)	42
2,701	Best Buy Co., Inc. (Specialty Retail)	115
439	Bio-Techne Corp. (Life Sciences Tools & Services)	45

Shares	Security Description	Value (000)
	United States (continued)
1,088	Broadridge Financial Solutions, Inc. (IT Services)	$72
1,054	Brown & Brown, Inc. (Insurance)	47
1,304	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	96
1,554	Campbell Soup Co. (Food Products)	94
2,847	Cardinal Health, Inc. (Health Care Providers & Services)	205
588	Carlisle Cos., Inc. (Industrial Conglomerates)	65
473	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	41
1,430	CDK Global, Inc. (Software)	85
2,675	Cerner Corp. (Health Care Technology) (a)	127
276	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	104
343	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	19
816	Cintas Corp. (Commercial Services & Supplies)	94
44,951	Cisco Systems, Inc. (Communications Equipment)	1,359
2,821	Citizens Financial Group, Inc. (Banks)	101
1,430	Citrix Systems, Inc. (Software) (a)	128
2,840	CME Group, Inc. (Capital Markets)	327
2,465	Coach, Inc. (Textiles, Apparel & Luxury Goods)	86
5,443	Cognizant Technology Solutions Corp. (IT Services) (a)	305
8,015	Colgate-Palmolive Co. (Household Products)	525
820	Commerce Bancshares, Inc. (Banks)	47
1,091	Copart, Inc. (Commercial Services & Supplies) (a)	60
702	Crane Co. (Machinery)	51
8,756	CSX Corp. (Road & Rail)	315
809	Cullen/Frost Bankers, Inc. (Banks)	71
1,563	Cummins, Inc. (Machinery)	213
5,323	Danaher Corp. (Health Care Equipment & Supplies)	413
1,571	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	101
2,140	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	124
837	Dick’s Sporting Goods, Inc. (Specialty Retail)	44
726	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	33
1,986	Dollar Tree, Inc. (Multiline Retail) (a)	152
1,233	Donaldson Co., Inc. (Machinery)	52
1,427	Dover Corp. (Machinery)	107
1,651	Dr. Pepper Snapple Group, Inc. (Beverages)	150
347	Dril-Quip, Inc. (Energy Equipment & Services) (a)	21
434	DST Systems, Inc. (IT Services)	47
1,068	Eaton Vance Corp. (Capital Markets)	45
10,736	eBay, Inc. (Internet Software & Services) (a)	319
2,297	Ecolab, Inc. (Chemicals)	269
1,853	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	174
8,673	Eli Lilly & Co. (Pharmaceuticals)	638
1,703	Expeditors International of Washington, Inc. (Air Freight & Logistics)	90
6,009	Express Scripts Holding Co. (Health Care Providers & Services) (a)	414

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
15,331	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	$1,384
652	F5 Networks, Inc. (Communications Equipment) (a)	94
380	FactSet Research Systems, Inc. (Capital Markets)	62
2,615	Fastenal Co. (Trading Companies & Distributors)	123
1,265	First Republic Bank (Banks)	117
2,045	Fiserv, Inc. (IT Services) (a)	217
822	FleetCor Technologies, Inc. (IT Services) (a)	116
1,271	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	46
1,256	Fluor Corp. (Construction & Engineering)	66
2,092	FMC Technologies, Inc. (Energy Equipment & Services) (a)	74
2,571	Fortive Corp. (Machinery)	138
711	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	18
3,461	Franklin Resources, Inc. (Capital Markets)	137
1,268	GameStop Corp., Class – A (Specialty Retail)	32
2,154	Gap, Inc. (Specialty Retail)	48
2,440	General Dynamics Corp. (Aerospace & Defense)	421
5,311	General Mills, Inc. (Food Products)	328
1,358	Genuine Parts Co. (Distributors)	130
1,103	Harris Corp. (Communications Equipment)	113
750	Henry Schein, Inc. (Health Care Providers & Services) (a)	114
1,303	Hershey Co. (Food Products)	135
2,386	Hormel Foods Corp. (Food Products)	83
527	Hubbell, Inc. (Electrical Equipment)	62
708	IDEX Corp. (Machinery)	64
849	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	100
38,510	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,396
8,019	International Business Machines Corp. (IT Services)	1,330
719	International Flavors & Fragrances, Inc. (Chemicals)	85
2,403	Intuit, Inc. (Software)	275
740	Jack Henry & Associates, Inc. (IT Services)	66
1,129	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	64
670	John Wiley & Sons, Inc., Class – A (Media)	37
11,806	Johnson & Johnson (Pharmaceuticals)	1,360
3,226	Kimberly-Clark Corp. (Household Products)	368
1,712	Kohl’s Corp. (Multiline Retail)	85
732	L-3 Communications Holdings, Inc. (Aerospace & Defense)	111
899	Laboratory Corp. of America Holdings (Health Care Providers & Services) (a)	115
402	Landstar System, Inc. (Road & Rail)	34
681	Lincoln Electric Holdings, Inc. (Machinery)	52
2,129	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	133
2,707	LKQ Corp. (Distributors) (a)	83
2,398	Lockheed Martin Corp. (Aerospace & Defense)	599

Shares	Security Description	Value (000)
	United States (continued)
1,007	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	$65
427	Lumentum Holdings, Inc. (Communications Equipment) (a)	17
4,806	Marsh & McLennan Cos., Inc. (Insurance)	325
8,828	MasterCard, Inc., Class – A (IT Services)	911
1,142	McCormick & Co., Inc. (Food Products)	107
8,461	McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,030
2,015	McKesson Corp. (Health Care Providers & Services)	283
1,662	Mead Johnson Nutrition Co. (Food Products)	118
840	MEDNAX, Inc. (Health Care Providers & Services) (a)	56
22,635	Merck & Co., Inc. (Pharmaceuticals)	1,333
245	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	103
22,620	Microsoft Corp. (Software)	1,405
184	Morningstar, Inc. (Capital Markets)	14
429	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	40
761	National Fuel Gas Co. (Gas Utilities)	43
1,016	National Instruments Corp. (Electronic Equipment, Instruments & Components)	31
3,458	National Oilwell Varco, Inc. (Energy Equipment & Services)	129
11,979	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	610
1,159	Nordstrom, Inc. (Multiline Retail)	56
2,769	Norfolk Southern Corp. (Road & Rail)	299
6,823	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	486
1,365	Oceaneering International, Inc. (Energy Equipment & Services)	39
630	Old Dominion Freight Line, Inc. (Road & Rail) (a)	54
28,054	Oracle Corp. (Software)	1,078
781	Patterson Cos., Inc. (Health Care Providers & Services)	32
2,803	Paychex, Inc. (IT Services)	171
10,731	PayPal Holdings, Inc. (IT Services) (a)	424
13,036	PepsiCo, Inc. (Beverages)	1,364
4,845	Phillips 66 (Oil, Gas & Consumable Fuels)	419
596	Polaris Industries, Inc. (Leisure Products)	49
2,544	Praxair, Inc. (Chemicals)	299
1,277	Quest Diagnostics, Inc. (Health Care Providers & Services)	117
2,701	Raytheon Co. (Aerospace & Defense)	384
1,632	Red Hat, Inc. (Software) (a)	114
1,252	ResMed, Inc. (Health Care Equipment & Supplies)	78
7,328	Reynolds American, Inc. (Tobacco)	411
1,218	Robert Half International, Inc. (Professional Services)	60
1,180	Rockwell Collins, Inc. (Aerospace & Defense)	109
851	Rollins, Inc. (Commercial Services & Supplies)	29
901	Roper Industries, Inc. (Industrial Conglomerates)	165
3,568	Ross Stores, Inc. (Specialty Retail)	235

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,380	S&P Global, Inc. (Capital Markets)	$255
1,273	SCANA Corp. (Multi-Utilities)	93
827	Scripps Networks Interactive, Class – A (Media)	59
511	Snap-on, Inc. (Machinery)	88
910	Sonoco Products Co. (Containers & Packaging)	48
660	Spirit Airlines, Inc. (Airlines) (a)	38
1,382	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	26
1,330	Stanley Black & Decker, Inc. (Machinery)	152
5,795	Staples, Inc. (Specialty Retail)	52
13,242	Starbucks Corp. (Hotels, Restaurants & Leisure)	735
5,224	Sysco Corp. (Food & Staples Retailing)	289
2,240	T. Rowe Price Group, Inc. (Capital Markets)	169
2,407	TD Ameritrade Holding Corp. (Capital Markets)	105
1,677	Teradata Corp. (IT Services) (a)	46
9,217	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	673
1,136	The Clorox Co. (Household Products)	136
29,482	The Coca-Cola Co. (Beverages)	1,222
325	The Dun & Bradstreet Corp. (Professional Services)	39
1,813	The Estee Lauder Cos., Inc., Class – A (Personal Products)	139
1,067	The J.M. Smucker Co. (Food Products)	137
5,289	The Kraft Heinz Co. (Food Products)	461
8,676	The Kroger Co. (Food & Staples Retailing)	299
520	The Middleby Corp. (Machinery) (a)	67
15,997	The Procter & Gamble Co. (Household Products)	1,345
700	The Sherwin-Williams Co. (Chemicals)	188
8,050	The Southern Co. (Electric Utilities)	396
13,695	The Walt Disney Co. (Media)	1,427
3,520	Thermo Electron Corp. (Life Sciences Tools & Services)	497
1,025	Tiffany & Co. (Specialty Retail)	79
1,219	Tractor Supply Co. (Specialty Retail)	92
2,346	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	71
570	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	145
1,618	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	47
1,630	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	41
7,771	Union Pacific Corp. (Road & Rail)	806
7,388	United Technologies Corp. (Aerospace & Defense)	811
2,919	V.F. Corp. (Textiles, Apparel & Luxury Goods)	156

Shares	Security Description	Value (000)
	United States (continued)
899	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	$81
744	VCA Antech, Inc. (Health Care Providers & Services) (a)	51
926	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment) (a)	26
17,087	Visa, Inc., Class – A (IT Services)	1,332
742	VMware, Inc., Class – A (Software) (a)	58
555	W.W. Grainger, Inc. (Trading Companies & Distributors)	128
872	Wabtec Corp. (Machinery)	72
14,034	Wal-Mart Stores, Inc. (Food & Staples Retailing)	971
740	Waters Corp. (Life Sciences Tools & Services) (a)	99
4,610	Western Union Co. (IT Services)	100
2,929	Whole Foods Market, Inc. (Food & Staples Retailing)	90
832	Williams-Sonoma, Inc. (Specialty Retail)	40
985	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	45
4,375	Xcel Energy, Inc. (Electric Utilities)	178
2,306	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	139
1,633	Xylem, Inc. (Machinery)	81
8,331	Yahoo!, Inc. (Internet Software & Services) (a)	322

		55,112

	Total Common Stocks	128,141

	Preferred Stock — 0.03%
	Germany — 0.03%
553	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	42

	Total Preferred Stock	42

	Mutual Fund — 0.05%
69,000	State Street Institutional Treasury Plus Money Market Fund, 0.35% (b)	69

	Total Mutual Fund	69

	Total Investments (cost $127,760) — 99.70%	128,252
	Other assets in excess of liabilities — 0.30%	382

	Net Assets — 100.00%	$128,634

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2016.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	55.67%	43.95%	99.62%
Preferred Stock	0.03%	—	0.03%
Mutual Fund	—	0.05%	0.05%
Other Assets (Liabilities)	0.24%	0.06%	0.30%

Total Net Assets	55.94%	44.06%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.27%
	Australia — 4.02%
3,702	AMP Ltd. (Diversified Financial Services)	$13
2,282	APA Group (Gas Utilities)	14
7,263	Aurizon Holdings Ltd. (Road & Rail)	26
3,828	AusNet Services (Electric Utilities)	4
4,749	Australia & New Zealand Banking Group Ltd. (Banks)	104
611	Bank of Queensland Ltd. (Banks)	5
736	Bendigo & Adelaide Bank Ltd. (Banks)	7
2,431	Coca-Cola Amatil Ltd. (Beverages)	18
2,791	Commonwealth Bank of Australia (Banks)	166
1,532	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	13
2,062	Dexus Property Group (Equity Real Estate Investment Trusts)	14
5,056	DUET Group (Multi-Utilities)	10
220	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	5
3,793	GPT Group (Equity Real Estate Investment Trusts)	14
2,347	Harvey Norman Holdings Ltd. (Multiline Retail)	9
3,832	Insurance Australia Group Ltd. (Insurance)	17
336	Macquarie Group Ltd. (Capital Markets)	21
7,828	Mirvac Group (Equity Real Estate Investment Trusts)	12
4,279	National Australia Bank Ltd. (Banks)	94
2,245	QBE Insurance Group Ltd. (Insurance)	19
11,325	Scentre Group (Equity Real Estate Investment Trusts)	37
5,042	Stockland Trust Group (Equity Real Estate Investment Trusts)	17
2,035	Suncorp Group Ltd. (Insurance)	20
4,555	Sydney Airport (Transportation Infrastructure)	20
3,546	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	12
5,866	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	19
9,120	Telstra Corp. Ltd. (Diversified Telecommunication Services)	34
7,228	Vicinity Centres (Equity Real Estate Investment Trusts)	16
5,404	Westpac Banking Corp. (Banks)	127

		887

	Austria — 0.05%
53	ANDRITZ AG (Machinery)	3
140	OMV AG (Oil, Gas & Consumable Fuels)	5
107	Voestalpine AG (Metals & Mining)	4

		12

	Belgium — 0.56%
897	Anheuser-Busch InBev NV (Beverages)	95
201	Belgacom SA (Diversified Telecommunication Services)	6
51	Groupe Bruxelles Lambert SA (Diversified Financial Services)	4
150	Solvay SA (Chemicals)	18

		123

	Bermuda — 0.07%
445	IHS Markit Ltd. (Professional Services) (a)	16

Shares	Security Description	Value (000)
	Cayman Islands — 0.03%
136	Herbalife Ltd. (Personal Products) (a)	$7

	Curaçao — 0.92%
2,417	Schlumberger Ltd. (Energy Equipment & Services)	203

	Denmark — 1.07%
34	A.P. Moller – Maersk A/S, Class – A (Marine)	51
74	A.P. Moller – Maersk A/S, Class – B (Marine)	119
785	ISS A/S (Commercial Services & Supplies)	26
6,084	TDC A/S (Diversified Telecommunication Services) (a)	31
493	Tryg A/S (Insurance)	9

		236

	Finland — 0.45%
594	Elisa Oyj (Diversified Telecommunication Services)	19
1,890	Fortum Oyj (Electric Utilities)	28
899	Metso Oyj (Machinery)	26
715	Nokian Renkaat Oyj (Auto Components)	27

		100

	France — 5.27%
3,511	AXA SA (Insurance)	88
1,930	BNP Paribas (Banks)	123
1,015	Bouygues SA (Construction & Engineering)	36
280	Casino Guichard-Perrachon SA (Food & Staples Retailing)	13
299	CNP Assurances (Insurance)	6
1,936	Credit Agricole SA (Banks)	24
943	Edenred (Commercial Services & Supplies)	19
3,530	ENGIE (Multi-Utilities)	45
783	Eutelsat Communications (Media)	15
79	Fonciere des Regions (Equity Real Estate Investment Trusts)	7
75	Gecina SA (Equity Real Estate Investment Trusts)	10
85	Icade (Equity Real Estate Investment Trusts)	6
534	Klepierre (Equity Real Estate Investment Trusts)	21
448	Lagardere SCA (Media)	12
1,640	Natixism SA (Banks)	9
4,820	Orange (Diversified Telecommunication Services)	73
2,254	Schneider Electric SA (Electrical Equipment)	157
1,401	Societe Generale (Banks)	69
804	Suez Environnement Co. (Multi-Utilities)	12
4,914	Total SA (Oil, Gas & Consumable Fuels)	252
248	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	59
1,120	Veolia Environnement (Multi-Utilities)	19
4,480	Vivendi (Media)	86

		1,161

	Germany — 4.44%
402	Allianz SE (Insurance)	66
109	Axel Springer AG (Media)	5
1,515	BASF SE (Chemicals)	140
772	Bayerische Motoren Werke AG (Automobiles)	72
1,010	Commerzbank AG (Banks)	8
1,718	Daimler AG, Registered Shares (Automobiles)	128
113	Deutsche Boerse AG (Capital Markets) (a)	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
536	Deutsche Lufthansa AG, Registered Shares (Airlines)	$7
2,251	Deutsche Post AG (Air Freight & Logistics)	74
3,791	Deutsche Telekom AG (Diversified Telecommunication Services)	65
2,297	E.ON AG (Multi-Utilities)	16
391	Evonik Industries AG (Chemicals)	12
166	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	10
435	K+S AG – Registered (Chemicals)	10
69	MAN SE (Machinery)	7
415	Metro AG (Food & Staples Retailing)	14
141	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	27
568	ProSiebenSat.1 Media AG (Media)	22
1,366	SAP SE (Software)	118
1,101	Siemens AG (Industrial Conglomerates)	135
1,037	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	4
819	TUI AG (Hotels, Restaurants & Leisure)	12
533	Vonovia SE (Real Estate Management & Development)	17

		978

	Hong Kong — 1.66%
1,248	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	13
13,524	BOC Hong Kong (Holdings) Ltd. (Banks)	49
4,540	CLP Holdings Ltd. (Electric Utilities)	42
8,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	17
1,913	Hang Seng Bank Ltd. (Banks)	35
2,300	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	12
11,115	HK Electric Investments Ltd. (Electric Utilities)	9
8,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	10
2,000	Hysan Development Co. (Real Estate Management & Development)	8
40,836	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	18
343	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	15
13,000	PCCW Ltd. (Diversified Telecommunication Services)	7
3,000	Power Assets Holdings Ltd. (Electric Utilities)	26
3,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	37
2,738	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	26
1,800	Swire Properties Ltd. (Real Estate Management & Development)	5
5,500	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	36

		365

	Ireland (Republic of) — 0.18%
964	CRH PLC (Construction Materials)	33
64	Paddy Power PLC (Hotels, Restaurants & Leisure)	7

		40

Shares	Security Description	Value (000)
	Israel — 0.39%
2,853	Bank Hapoalim Ltd. (Banks)	$17
16,770	Israel Chemicals Ltd. (Chemicals)	68

		85

	Italy — 1.02%
1,229	Assicurazioni Generali SpA (Insurance)	18
6,885	Eni SpA (Oil, Gas & Consumable Fuels)	111
13,277	Intesa Sanpaolo SpA (Banks)	34
984	Intesa Sanpaolo SpA (Banks)	2
6,770	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	28
8,571	Telecom Italia SpA (Diversified Telecommunication Services)	6
2,154	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	10
5,787	UniCredit SpA (Banks)	17

		226

	Japan — 13.68%
110	Aeon Credit Service Co. Ltd. (Consumer Finance)	2
819	Aisin Seiki Co. Ltd. (Auto Components)	35
1,513	Amada Holdings Co. Ltd. (Machinery)	17
4,037	Asahi Glass Co. Ltd. (Building Products)	27
5,221	Asahi Kasei Corp. (Chemicals)	46
310	Benesse Holdings, Inc. (Diversified Consumer Services)	9
2,770	Bridgestone Corp. (Auto Components)	100
2,102	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	21
1,310	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	36
2,000	Daiwa Securities Group, Inc. (Capital Markets)	12
2,036	Denso Corp. (Auto Components)	88
2,558	Fuji Heavy Industries Ltd. (Automobiles)	104
8,211	Fujitsu Ltd. (IT Services)	46
410	Hitachi Chemical Co. Ltd. (Chemicals)	10
20,788	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	112
5,617	Honda Motor Co. Ltd. (Automobiles)	164
510	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	14
6,668	ITOCHU Corp. (Trading Companies & Distributors)	88
814	JSR Corp. (Chemicals)	13
9,614	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	40
3,696	KDDI Corp. (Wireless Telecommunication Services)	94
3,735	Komatsu Ltd. (Machinery)	85
1,881	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	19
1,628	Kuraray Co. Ltd. (Chemicals)	24
1,341	Kyocera Corp. (Electronic Equipment, Instruments & Components)	66
300	Lawson, Inc. (Food & Staples Retailing)	21
910	Marui Group Co. Ltd. (Multiline Retail)	13
1,400	Mebuki Financial Group, Inc. (Banks)	5
225	Miraca Holdings, Inc. (Health Care Providers & Services)	10
6,417	Mitsubishi Corp. (Trading Companies & Distributors)	136

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
456	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	$2
7,425	Mitsui & Co. Ltd. (Trading Companies & Distributors)	102
39,131	Mizuho Financial Group, Inc. (Banks)	70
730	MS&AD Insurance Group Holdings, Inc. (Insurance)	23
11,304	NEC Corp. (Technology Hardware, Storage & Peripherals)	30
2,011	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	11
4	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	8
1,431	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	60
10,338	Nissan Motor Co. Ltd. (Automobiles)	104
310	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	5
550	Nomura Research Institute Ltd. (IT Services)	17
2,966	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	67
1,461	ORIX Corp. (Diversified Financial Services)	23
4,011	Osaka Gas Co. Ltd. (Gas Utilities)	15
200	OTSUKA Corp. (IT Services)	9
1,640	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	71
8,560	Panasonic Corp. (Household Durables)	87
3,630	Resona Holdings, Inc. (Banks)	19
200	Sankyo Co. Ltd. (Leisure Products)	6
900	Sega Sammy Holdings, Inc. (Leisure Products)	14
2,510	Sekisui House Ltd. (Household Durables)	42
916	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	9
553	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	19
4,977	Sumitomo Corp. (Trading Companies & Distributors)	58
2,163	Sumitomo Heavy Industries Ltd. (Machinery)	14
2,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	80
523	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	19
962	T&D Holdings, Inc. (Insurance)	13
800	Teijin Ltd. (Chemicals)	16
1,055	The Chiba Bank Ltd. (Banks)	6
1,686	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	28
1,020	The Shizuoka Bank Ltd. (Banks)	9
610	THK Co. Ltd. (Machinery)	13
1,043	Tokio Marine Holdings, Inc. (Insurance)	42
700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	66
5,000	Tokyo Gas Co. Ltd. (Gas Utilities)	23
1,151	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	12
300	Toyoda Gosei Co. Ltd. (Auto Components)	7
3,780	Toyota Motor Corp. (Automobiles)	221
912	Toyota Tsusho Corp. (Trading Companies & Distributors)	24
1,025	USS Co. Ltd. (Specialty Retail)	16
649	West Japan Railway Co. (Road & Rail)	40

Shares	Security Description	Value (000)
	Japan (continued)
2,800	Yamada Denki Co. Ltd. (Specialty Retail)	$15
1,229	Yamaha Motor Co. Ltd. (Automobiles)	27

		3,019

	Jersey — 0.15%
3,060	Petrofac Ltd. (Energy Equipment & Services)	33

	Luxembourg — 0.15%
180	Millicom International Cellular SA (Wireless Telecommunication Services)	8
1,121	SES – FDR, Class – A (Media)	24

		32

	Netherlands — 1.29%
1,410	AEGON NV (Insurance)	8
56	Franks International NV (Energy Equipment & Services)	1
3,027	ING Groep NV (Banks)	43
3,341	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	10
178	Koninklijke Boskalis Westminster NV (Construction & Engineering)	6
1,913	Koninklijke Philips Electronics NV (Industrial Conglomerates)	58
238	NN Group NV (Insurance)	8
244	Randstad Holding NV (Professional Services)	13
2,013	Reed Elsevier NV (Professional Services)	34
2,509	Unilever NV (Personal Products)	103

		284

	New Zealand — 0.05%
801	Contact Energy Ltd. (Electric Utilities)	3
1,467	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	3
1,980	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	4

		10

	Norway — 0.44%
175	Gjensidige Forsikring ASA (Insurance)	3
859	Marine Harvest (Food Products)	16
2,655	Statoil ASA (Oil, Gas & Consumable Fuels)	47
865	Telenor ASA (Diversified Telecommunication Services)	13
421	Yara International ASA (Chemicals)	17

		96

	Portugal — 0.03%
1,826	EDP – Energias de Portugal SA (Electric Utilities)	6

	Singapore — 1.13%
7,982	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	12
7,227	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	7
8,875	CapitaMall Trust (Equity Real Estate Investment Trusts)	12
8,786	Keppel Corp. Ltd. (Industrial Conglomerates)	35
6,404	Oversea-Chinese Banking Corp. Ltd. (Banks)	39
1,800	Singapore Airlines Ltd. (Airlines)	12
7,143	Singapore Press Holdings Ltd. (Media)	17
27,509	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	69

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
3,290	United Overseas Bank Ltd. (Banks)	$47

		250

	Spain — 1.56%
1,852	Abertis Infraestructuras SA (Transportation Infrastructure)	26
3,997	Banco Popular Espanol SA (Banks)	4
15,850	Banco Santander SA (Banks)	82
3,661	CaixaBank SA (Banks)	12
1,162	Corporacion Mapfre (Insurance)	4
324	Enagas (Gas Utilities)	8
424	Endesa (Electric Utilities)	9
522	Gas Natural SDG SA (Gas Utilities)	10
7,771	Iberdrola SA (Electric Utilities)	51
610	Red Electrica Corp. (Electric Utilities)	11
3,789	Repsol YPF SA (Oil, Gas & Consumable Fuels)	53
7,968	Telefonica SA (Diversified Telecommunication Services)	74

		344

	Sweden — 2.08%
7,929	Nordea Bank AB (Banks)	87
3,973	Skandinaviska Enskilda Banken AB, Class – A (Banks)	42
1,907	Skanska AB, B Shares (Construction & Engineering)	45
3,942	Svenska Handelsbanken AB, A Shares (Banks)	55
2,354	Swedbank AB, A Shares (Banks)	57
1,262	Tele2 AB, B Shares (Wireless Telecommunication Services)	10
21,315	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	125
9,306	TeliaSonera AB (Diversified Telecommunication Services)	37

		458

	Switzerland — 5.80%
13,604	ABB Ltd., Registered Shares (Electrical Equipment)	286
1,919	Adecco SA, Registered Shares (Professional Services)	126
223	Garmin Ltd. (Household Durables)	11
326	Kuehne & Nagel International Ltd. (Marine)	43
4,409	Nestle SA (Food Products)	315
38	SGS SA, Registered Shares (Professional Services)	77
303	Swiss Prime Site AG (Real Estate Management & Development)	25
1,016	Swiss Re AG (Insurance)	96
124	Swisscom AG (Diversified Telecommunication Services)	55
7,454	UBS Group AG (Capital Markets)	117
464	Zurich Financial Services AG (Insurance)	128

		1,279

	United Kingdom — 10.44%
899	3i Group PLC (Capital Markets)	8
3,440	Aberdeen Asset Management PLC (Capital Markets)	10
540	Aon PLC (Insurance)	59

Shares	Security Description	Value (000)
	United Kingdom (continued)
9,340	Aviva PLC (Insurance)	$55
3,933	Barratt Developments PLC (Household Durables)	22
3,478	British American Tobacco PLC (Tobacco)	196
1,967	British Land Co. PLC (Equity Real Estate Investment Trusts)	15
3,925	British Sky Broadcasting Group PLC (Media)	48
16,539	BT Group PLC (Diversified Telecommunication Services)	75
2,838	Capita PLC (Professional Services)	19
3,894	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	13
18,739	Centrica PLC (Multi-Utilities)	54
3,717	Direct Line Insurance Group PLC (Insurance)	17
649	easyJet PLC (Airlines)	8
1,537	Hammerson PLC (Equity Real Estate Investment Trusts)	11
743	IMI PLC (Machinery)	10
2,818	Imperial Tobacco Group PLC (Tobacco)	123
1,618	Inmarsat PLC (Diversified Telecommunication Services)	15
935	Investec PLC (Capital Markets)	6
32,137	ITV PLC (Media)	82
13,725	J Sainsbury PLC (Food & Staples Retailing)	42
1,553	Land Securities Group PLC (Equity Real Estate Investment Trusts)	21
16,377	Legal & General Group PLC (Insurance)	50
6,563	Marks & Spencer Group PLC (Multiline Retail)	28
10,523	National Grid PLC (Multi-Utilities)	123
821	NEX Group PLC (Capital Markets)	5
16,933	Old Mutual PLC (Insurance)	43
9,708	Pearson PLC (Media)	97
2,523	Persimmon PLC (Household Durables)	56
145	Provident Financial PLC (Consumer Finance)	5
6,251	Rio Tinto PLC (Metals & Mining)	239
5,618	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	155
5,485	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	157
8,752	Royal Mail PLC (Air Freight & Logistics)	50
1,565	SEGRO PLC (Equity Real Estate Investment Trusts)	9
454	Severn Trent PLC (Water Utilities)	12
2,720	SSE PLC (Electric Utilities)	52
6,027	Standard Life PLC (Insurance)	28
4,075	Tate & Lyle PLC (Food Products)	35
910	The Berkeley Group Holdings PLC (Household Durables)	31
671	TP ICAP PLC (Capital Markets)	4
1,304	United Utilities Group PLC (Water Utilities)	15
75,516	Vodafone Group PLC (Wireless Telecommunication Services)	186
3,230	William Hill PLC (Hotels, Restaurants & Leisure)	12

		2,301

	United States — 42.34%
1,207	3M Co. (Industrial Conglomerates)	216
133	Aaron’s, Inc. (Specialty Retail)	4
1,199	Accenture PLC, Class – A (IT Services)	140

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
128	Advance Auto Parts, Inc. (Specialty Retail)	$22
403	Air Products & Chemicals, Inc. (Chemicals)	58
334	Akamai Technologies, Inc. (Internet Software & Services) (a)	22
155	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	15
291	Alphabet, Inc., Class – A (Internet Software & Services) (a)	231
925	American Electric Power, Inc. (Electric Utilities)	58
1,376	Amgen, Inc. (Biotechnology)	202
567	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	39
580	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	42
164	ANSYS, Inc. (Software) (a)	15
506	Anthem, Inc. (Health Care Providers & Services)	73
2,045	Apple, Inc. (Technology Hardware, Storage & Peripherals)	237
342	Aqua America, Inc. (Water Utilities)	10
68	Arista Networks, Inc. (Communications Equipment) (a)	7
316	Arthur J. Gallagher & Co. (Insurance)	16
886	Automatic Data Processing, Inc. (IT Services)	91
64	AutoZone, Inc. (Specialty Retail) (a)	51
258	Avnet, Inc. (Electronic Equipment, Instruments & Components)	12
85	Bank of Hawaii Corp. (Banks)	8
396	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	67
328	Bed Bath & Beyond, Inc. (Specialty Retail)	13
181	Bemis Co., Inc. (Containers & Packaging)	9
575	Best Buy Co., Inc. (Specialty Retail)	25
79	Bio-Techne Corp. (Life Sciences Tools & Services)	8
79	Blue Buffalo Pet Products, Inc. (Food Products) (a)	2
232	Broadridge Financial Solutions, Inc. (IT Services)	15
223	Brown & Brown, Inc. (Insurance)	10
262	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	19
304	Campbell Soup Co. (Food Products)	18
623	Cardinal Health, Inc. (Health Care Providers & Services)	45
122	Carlisle Cos., Inc. (Industrial Conglomerates)	13
101	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	9
298	CDK Global, Inc. (Software)	18
549	Cerner Corp. (Health Care Technology) (a)	26
55	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	21
68	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	4
174	Cintas Corp. (Commercial Services & Supplies)	20
7,604	Cisco Systems, Inc. (Communications Equipment)	230
589	Citizens Financial Group, Inc. (Banks)	21
288	Citrix Systems, Inc. (Software) (a)	26
603	CME Group, Inc. (Capital Markets)	70
487	Coach, Inc. (Textiles, Apparel & Luxury Goods)	17

Shares	Security Description	Value (000)
	United States (continued)
1,148	Cognizant Technology Solutions Corp. (IT Services) (a)	$64
1,720	Colgate-Palmolive Co. (Household Products)	113
174	Commerce Bancshares, Inc. (Banks)	10
234	Copart, Inc. (Commercial Services & Supplies) (a)	13
143	Crane Co. (Machinery)	10
1,853	CSX Corp. (Road & Rail)	67
150	Cullen/Frost Bankers, Inc. (Banks)	13
342	Cummins, Inc. (Machinery)	47
317	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	20
421	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	24
172	Dick’s Sporting Goods, Inc. (Specialty Retail)	9
143	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	6
439	Dollar Tree, Inc. (Multiline Retail) (a)	33
260	Donaldson Co., Inc. (Machinery)	11
280	Dover Corp. (Machinery)	21
355	Dr. Pepper Snapple Group, Inc. (Beverages)	32
72	Dril-Quip, Inc. (Energy Equipment & Services) (a)	4
90	DST Systems, Inc. (IT Services)	10
219	Eaton Vance Corp. (Capital Markets)	9
504	Ecolab, Inc. (Chemicals)	59
407	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	38
358	Expeditors International of Washington, Inc. (Air Freight & Logistics)	19
1,279	Express Scripts Holding Co. (Health Care Providers & Services) (a)	87
2,643	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	238
141	F5 Networks, Inc. (Communications Equipment) (a)	20
76	FactSet Research Systems, Inc. (Capital Markets)	12
516	Fastenal Co. (Trading Companies & Distributors)	24
272	First Republic Bank (Banks)	25
452	Fiserv, Inc. (IT Services) (a)	48
172	FleetCor Technologies, Inc. (IT Services) (a)	24
259	Fluor Corp. (Construction & Engineering)	14
430	FMC Technologies, Inc. (Energy Equipment & Services) (a)	15
139	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	4
691	Franklin Resources, Inc. (Capital Markets)	27
210	GameStop Corp., Class – A (Specialty Retail)	5
452	Gap, Inc. (Specialty Retail)	10
1,116	General Mills, Inc. (Food Products)	69
104	Genesee & Wyoming, Inc., Class – A (Road & Rail) (a)	7
275	Genuine Parts Co. (Distributors)	26
1,592	Halliburton Co. (Energy Equipment & Services)	87
147	Henry Schein, Inc. (Health Care Providers & Services) (a)	22
265	Hershey Co. (Food Products)	27
181	Hexcel Corp. (Aerospace & Defense)	9
506	Hormel Foods Corp. (Food Products)	18
113	Hubbell, Inc. (Electrical Equipment)	13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
145	IDEX Corp. (Machinery)	$13
173	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	20
567	Illinois Tool Works, Inc. (Machinery)	70
6,532	Intel Corp. (Semiconductors & Semiconductor Equipment)	236
1,521	International Business Machines Corp. (IT Services)	253
146	International Flavors & Fragrances, Inc. (Chemicals)	17
524	Intuit, Inc. (Software)	60
68	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (a)	7
156	Jack Henry & Associates, Inc. (IT Services)	14
239	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	13
92	John Wiley & Sons, Inc., Class – A (Media)	5
20	Juno Therapeutics, Inc. (Biotechnology) (a)	—
690	Kimberly-Clark Corp. (Household Products)	79
360	Kohl’s Corp. (Multiline Retail)	18
180	Laboratory Corp. of America Holdings (Health Care Providers & Services) (a)	23
87	Landstar System, Inc. (Road & Rail)	7
145	Lincoln Electric Holdings, Inc. (Machinery)	11
413	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	26
546	LKQ Corp. (Distributors) (a)	17
207	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	13
97	Lumentum Holdings, Inc. (Communications Equipment) (a)	4
1,009	Marsh & McLennan Cos., Inc. (Insurance)	69
1,902	MasterCard, Inc., Class – A (IT Services)	197
224	McCormick & Co., Inc. (Food Products)	21
1,827	McDonald’s Corp. (Hotels, Restaurants & Leisure)	222
438	McKesson Corp. (Health Care Providers & Services)	62
336	Mead Johnson Nutrition Co. (Food Products)	24
173	MEDNAX, Inc. (Health Care Providers & Services) (a)	12
50	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	21
4,090	Microsoft Corp. (Software)	254
287	Molson Coors Brewing Co., Class – B (Beverages)	28
37	Morningstar, Inc. (Capital Markets)	3
90	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	8
158	National Fuel Gas Co. (Gas Utilities)	9
209	National Instruments Corp. (Electronic Equipment, Instruments & Components)	6
686	National Oilwell Varco, Inc. (Energy Equipment & Services)	26
2,580	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	131
246	Nordstrom, Inc. (Multiline Retail)	12
574	Norfolk Southern Corp. (Road & Rail)	62
1,455	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	104

Shares	Security Description	Value (000)
	United States (continued)
264	Oceaneering International, Inc. (Energy Equipment & Services)	$7
127	Old Dominion Freight Line, Inc. (Road & Rail) (a)	11
5,706	Oracle Corp. (Software)	219
159	Patterson Cos., Inc. (Health Care Providers & Services)	7
598	Paychex, Inc. (IT Services)	36
2,310	PayPal Holdings, Inc. (IT Services) (a)	91
2,185	PepsiCo, Inc. (Beverages)	228
1,018	Phillips 66 (Oil, Gas & Consumable Fuels)	88
127	Polaris Industries, Inc. (Leisure Products)	10
543	Praxair, Inc. (Chemicals)	64
252	Quest Diagnostics, Inc. (Health Care Providers & Services)	23
329	Red Hat, Inc. (Software) (a)	23
263	ResMed, Inc. (Health Care Equipment & Supplies)	16
1,543	Reynolds American, Inc. (Tobacco)	86
262	Robert Half International, Inc. (Professional Services)	13
194	Rollins, Inc. (Commercial Services & Supplies)	7
192	Roper Industries, Inc. (Industrial Conglomerates)	35
780	Ross Stores, Inc. (Specialty Retail)	50
520	S&P Global, Inc. (Capital Markets)	56
264	SCANA Corp. (Multi-Utilities)	19
173	Scripps Networks Interactive, Class – A (Media)	12
114	Snap-on, Inc. (Machinery)	20
199	Sonoco Products Co. (Containers & Packaging)	10
142	Spirit Airlines, Inc. (Airlines) (a)	8
286	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	5
280	Stanley Black & Decker, Inc. (Machinery)	32
1,212	Staples, Inc. (Specialty Retail)	11
2,860	Starbucks Corp. (Hotels, Restaurants & Leisure)	159
1,110	Sysco Corp. (Food & Staples Retailing)	61
500	T. Rowe Price Group, Inc. (Capital Markets)	38
504	TD Ameritrade Holding Corp. (Capital Markets)	22
352	Teradata Corp. (IT Services) (a)	10
1,971	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	144
245	The Clorox Co. (Household Products)	29
5,106	The Coca-Cola Co. (Beverages)	212
67	The Dun & Bradstreet Corp. (Professional Services)	8
221	The J.M. Smucker Co. (Food Products)	28
1,131	The Kraft Heinz Co. (Food Products)	99
1,842	The Kroger Co. (Food & Staples Retailing)	64
34	The Madison Square Garden Co., Class – A (Media) (a)	6
112	The Middleby Corp. (Machinery) (a)	14
157	The Sherwin-Williams Co. (Chemicals)	42
1,726	The Southern Co. (Electric Utilities)	85
220	The Toro Co. (Machinery)	12
2,400	The Walt Disney Co. (Media)	250
215	Tiffany & Co. (Specialty Retail)	17
245	Tractor Supply Co. (Specialty Retail)	19
129	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	33

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
339	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	$10
341	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	9
1,665	Union Pacific Corp. (Road & Rail)	173
623	V.F. Corp. (Textiles, Apparel & Luxury Goods)	33
190	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	17
154	VCA Antech, Inc. (Health Care Providers & Services) (a)	11
196	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment) (a)	6
2,833	Visa, Inc., Class – A (IT Services)	222
159	VMware, Inc., Class – A (Software) (a)	13
113	W.W. Grainger, Inc. (Trading Companies & Distributors)	27
180	Wabtec Corp. (Machinery)	15
3,005	Wal-Mart Stores, Inc. (Food & Staples Retailing)	208
143	Waters Corp. (Life Sciences Tools & Services) (a)	19
976	Western Union Co. (IT Services)	21
581	Whole Foods Market, Inc. (Food & Staples Retailing)	18
169	Williams-Sonoma, Inc. (Specialty Retail)	8
157	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	7
950	Xcel Energy, Inc. (Electric Utilities)	39

Shares	Security Description	Value (000)
	United States (continued)
452	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	$27

		9,337

	Total Common Stocks	21,888

	Preferred Stock — 0.03%
	Germany — 0.03%
86	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	7

	Total Preferred Stock	7

	Mutual Fund — 0.31%
69,000	State Street Institutional Treasury Plus Money Market Fund, 0.35% (b)	69

	Total Mutual Fund	69

	Total Investments (cost $20,094) — 99.61%	21,964
	Other assets in excess of liabilities — 0.39%	85

	Net Assets — 100.00%	$22,049

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2016.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Catholic SRI Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	55.51%	43.76%	99.27%
Preferred Stock	0.03%	—	0.03%
Mutual Fund	0.11%	0.20%	0.31%
Other Assets (Liabilities)	0.34%	0.05%	0.39%

Total Net Assets	55.99%	44.01%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.14%
	Australia — 4.23%
153,773	AMP Ltd. (Diversified Financial Services)	$558
105,060	APA Group (Gas Utilities)	648
308,767	Aurizon Holdings Ltd. (Road & Rail)	1,122
176,247	AusNet Services (Electric Utilities)	201
218,650	Australia & New Zealand Banking Group Ltd. (Banks)	4,786
28,129	Bank of Queensland Ltd. (Banks)	240
33,867	Bendigo & Adelaide Bank Ltd. (Banks)	310
111,918	Coca-Cola Amatil Ltd. (Beverages)	816
128,561	Commonwealth Bank of Australia (Banks)	7,625
70,546	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	588
94,948	Dexus Property Group (Equity Real Estate Investment Trusts)	659
232,794	DUET Group (Multi-Utilities)	460
10,143	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	229
174,645	GPT Group (Equity Real Estate Investment Trusts)	633
108,046	Harvey Norman Holdings Ltd. (Multiline Retail)	400
176,433	Insurance Australia Group Ltd. (Insurance)	761
15,472	Macquarie Group Ltd. (Capital Markets)	969
359,795	Mirvac Group (Equity Real Estate Investment Trusts)	552
197,014	National Australia Bank Ltd. (Banks)	4,351
73,550	Orica Ltd. (Chemicals)	935
103,357	QBE Insurance Group Ltd. (Insurance)	923
521,428	Scentre Group (Equity Real Estate Investment Trusts)	1,745
234,152	Stockland Trust Group (Equity Real Estate Investment Trusts)	773
93,698	Suncorp Group Ltd. (Insurance)	912
209,711	Sydney Airport (Transportation Infrastructure)	905
163,262	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	566
270,102	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	869
421,612	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,549
335,495	Vicinity Centres (Equity Real Estate Investment Trusts)	723
558,508	Westfield Corp. (Equity Real Estate Investment Trusts)	3,776
320,911	Westpac Banking Corp. (Banks)	7,531

		47,115

	Austria — 0.05%
3,014	ANDRITZ AG (Machinery)	151
6,817	OMV AG (Oil, Gas & Consumable Fuels)	240
4,630	Voestalpine AG (Metals & Mining)	181

		572

	Belgium — 0.65%
7,011	Ageas (Insurance)	277
41,573	Anheuser-Busch InBev NV (Beverages)	4,400
8,695	Belgacom SA (Diversified Telecommunication Services)	250

Shares	Security Description	Value (000)
	Belgium (continued)
2,451	Groupe Bruxelles Lambert SA (Diversified Financial Services)	$205
5,423	Solvay SA (Chemicals)	634
26,149	Telenet Group Holding NV (Media) (a)	1,449

		7,215

	Bermuda — 0.04%
112,667	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	408

	Canada — 1.07%
34,360	Canadian Pacific Railway Ltd. (Road & Rail)	4,906
340,177	Encana Corp. (Oil, Gas & Consumable Fuels)	3,993
34,000	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	863
70,600	Manulife Financial Corp. (Insurance)	1,257
23,814	Rogers Communications, Inc. (Wireless Telecommunication Services)	919

		11,938

	Cayman Islands — 0.05%
14,216	Ctrip.com International, ADR (Internet & Direct Marketing Retail) (a)	569

	China — 2.30%
38,200	Baidu, Inc., ADR (Internet Software & Services) (a)	6,280
204,311	China Construction Bank Corp., H Shares (Banks)	156
1,160,610	China Mobile Ltd. (Wireless Telecommunication Services)	12,238
5,645,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	7,016

		25,690

	Denmark — 1.06%
355	A.P. Moller – Maersk A/S, Class – A (Marine)	536
1,144	A.P. Moller – Maersk A/S, Class – B (Marine)	1,824
38,022	Danske Bank A/S (Banks)	1,151
40,324	ISS A/S (Commercial Services & Supplies) (b)	1,359
177,984	Novo Nordisk A/S, Class – B (Pharmaceuticals)	6,385
82,599	TDC A/S (Diversified Telecommunication Services) (a)	424
5,121	Tryg A/S (Insurance)	92

		11,771

	Finland — 0.42%
15,762	Elisa Oyj (Diversified Telecommunication Services)	512
50,125	Fortum Oyj (Electric Utilities)	766
25,278	Metso Oyj (Machinery)	719
26,205	Nokian Renkaat Oyj (Auto Components)	974
38,695	Sampo Oyj, Class – A (Insurance)	1,729

		4,700

	France — 9.68%
214,949	AXA SA (Insurance)	5,418
153,933	BNP Paribas (Banks)	9,794
33,740	Bouygues SA (Construction & Engineering)	1,208
9,054	Casino Guichard-Perrachon SA (Food & Staples Retailing)	434

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
10,561	CNP Assurances (Insurance)	$195
64,048	Credit Agricole SA (Banks)	793
32,075	Edenred (Commercial Services & Supplies)	635
868,693	ENGIE (Multi-Utilities)	11,055
27,452	Eutelsat Communications (Media)	531
2,826	Fonciere des Regions (Equity Real Estate Investment Trusts)	246
3,217	Gecina SA (Equity Real Estate Investment Trusts)	444
3,067	Icade (Equity Real Estate Investment Trusts)	219
17,701	Klepierre (Equity Real Estate Investment Trusts)	694
18,549	Lagardere SCA (Media)	515
27,267	Legrand SA (Electrical Equipment)	1,547
57,010	Natixism SA (Banks)	321
160,334	Orange (Diversified Telecommunication Services)	2,431
5,614	Pernod Ricard SA (Beverages)	607
210,155	Sanofi-Aventis (Pharmaceuticals)	16,992
254,753	Schneider Electric SA (Electrical Equipment)	17,695
9,643	SCOR SE (Insurance)	333
46,564	Societe Generale (Banks)	2,290
26,725	Suez Environnement Co. (Multi-Utilities)	394
460,181	Total SA (Oil, Gas & Consumable Fuels)	23,599
8,090	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	1,928
49,621	Vallourec SA (Energy Equipment & Services)^(a)	341
37,297	Veolia Environnement (Multi-Utilities)	634
188,360	Vivendi (Media)	3,572
132,353	Zodiac Aerospace (Aerospace & Defense)	3,035

		107,900

	Germany — 7.99%
48,172	Allianz SE (Insurance)	7,948
4,420	Axel Springer AG (Media)	214
151,061	BASF SE (Chemicals)	13,999
29,934	Bayerische Motoren Werke AG (Automobiles)	2,788
30,070	Beiersdorf AG (Personal Products)	2,547
39,296	Commerzbank AG (Banks)	299
89,981	Daimler AG, Registered Shares (Automobiles)	6,677
74,665	Deutsche Boerse AG (Capital Markets) (a)	6,075
21,729	Deutsche Lufthansa AG, Registered Shares (Airlines)	280
141,481	Deutsche Post AG (Air Freight & Logistics)	4,639
143,477	Deutsche Telekom AG (Diversified Telecommunication Services)	2,461
87,774	E.ON AG (Multi-Utilities)	617
15,007	Evonik Industries AG (Chemicals)	447
2,042	Hannover Rueckversicherung AG (Insurance)	221
6,374	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	389
17,250	K+S AG – Registered (Chemicals)	411
64,068	Linde AG (Chemicals)	10,508
3,292	MAN SE (Machinery)	327
16,038	Metro AG (Food & Staples Retailing)	533

Shares	Security Description	Value (000)
	Germany (continued)
5,441	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	$1,028
21,931	ProSiebenSat.1 Media AG (Media)	844
143,740	SAP SE (Software)	12,432
58,118	Siemens AG (Industrial Conglomerates)	7,115
34,659	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	148
39,229	TUI AG (Hotels, Restaurants & Leisure)	562
11,140	United Internet AG (Internet Software & Services)	435
77,950	Vonovia SE (Real Estate Management & Development)	2,530
59,653	Wirecard AG (IT Services)^	2,559

		89,033

	Hong Kong — 2.30%
619,080	AIA Group Ltd. (Insurance) (b)	3,468
46,487	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	4,082
51,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	545
286,555	BOC Hong Kong (Holdings) Ltd. (Banks)	1,021
254,000	Cathay Pacific Airways Ltd. (Airlines)^	333
70,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	556
812,700	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,008
168,593	CLP Holdings Ltd. (Electric Utilities)	1,546
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)*(a)	—
236,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	499
60,606	Hang Seng Bank Ltd. (Banks)	1,124
114,200	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	605
293,073	HK Electric Investments Ltd. (Electric Utilities)	242
284,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	348
62,000	Hysan Development Co. (Real Estate Management & Development)	256
64,500	Kerry Properties Ltd. (Real Estate Management & Development)	174
1,082,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	474
617,483	New World Development Co. Ltd. (Real Estate Management & Development)	651
435,000	PCCW Ltd. (Diversified Telecommunication Services)	235
147,224	Power Assets Holdings Ltd. (Electric Utilities)	1,295
319,205	Sino Land Co. Ltd. (Real Estate Management & Development)	476
381,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	297
154,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,943
65,708	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	625

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
111,800	Swire Properties Ltd. (Real Estate Management & Development)	$308
238,917	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,549
145,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	967

		25,627

	Indonesia — 0.03%
394,400	PT Bank Rakyat Indonesia Persero Tbk (Banks)	341

	Ireland (Republic of) — 0.56%
2,301	Allegion PLC (Building Products)	147
45,092	CRH PLC (Construction Materials)	1,555
59,865	Medtronic PLC (Health Care Equipment & Supplies)	4,265
3,103	Paddy Power PLC (Hotels, Restaurants & Leisure)	330

		6,297

	Israel — 0.34%
83,250	Bank Hapoalim Ltd. (Banks)	494
247,353	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	469
119,655	Israel Chemicals Ltd. (Chemicals)	489
46,022	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,658
17,782	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	645

		3,755

	Italy — 1.50%
200,777	Assicurazioni Generali SpA (Insurance)	2,976
57,510	Atlantia SpA (Transportation Infrastructure)	1,345
327,426	Eni SpA (Oil, Gas & Consumable Fuels)	5,308
1,503,732	Intesa Sanpaolo SpA (Banks)	3,809
44,757	Intesa Sanpaolo SpA (Banks)	105
25,325	Poste Italiane SpA (Insurance)	168
327,898	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,348
389,807	Telecom Italia SpA (Diversified Telecommunication Services)	283
98,056	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	448
315,693	UniCredit SpA (Banks)	906

		16,696

	Japan — 19.57%
5,361	Aeon Credit Service Co. Ltd. (Consumer Finance)	95
22,524	Aisin Seiki Co. Ltd. (Auto Components)	975
41,500	Amada Holdings Co. Ltd. (Machinery)	462
55,162	Aozora Bank Ltd. (Banks)	195
128,229	Asahi Glass Co. Ltd. (Building Products)	870
74,900	Asahi Group Holdings Ltd. (Beverages)	2,359
154,000	Asahi Kasei Corp. (Chemicals)	1,340
264,200	Astellas Pharma, Inc. (Pharmaceuticals)	3,666
9,580	Benesse Holdings, Inc. (Diversified Consumer Services)	263
110,911	Bridgestone Corp. (Auto Components)	3,991

Shares	Security Description	Value (000)
	Japan (continued)
29,200	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	$525
32,500	CALBEE, Inc. (Food Products)	1,017
141,010	Canon, Inc. (Technology Hardware, Storage & Peripherals)	3,973
26,000	Casio Computer Co. Ltd. (Household Durables)	366
69,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	687
82,078	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,676
4,179	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	628
36,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	984
83	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	210
52,000	Daiwa Securities Group, Inc. (Capital Markets)	320
58,700	Denso Corp. (Auto Components)	2,539
125,300	East Japan Railway Co. (Road & Rail)	10,804
34,357	Eisai Co. Ltd. (Pharmaceuticals)	1,969
8,800	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	202
25,100	Fanuc Ltd. (Machinery)	4,200
73,800	Fuji Heavy Industries Ltd. (Automobiles)	3,007
231,000	Fujitsu Ltd. (IT Services)	1,279
35,886	Fukuoka Financial Group, Inc. (Banks)	159
2,500	Hikari Tsushin, Inc. (Specialty Retail)	233
12,800	Hitachi Chemical Co. Ltd. (Chemicals)	319
2,387,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	12,873
9,641	Hokuriku Electric Power Co. (Electric Utilities)	108
195,136	Honda Motor Co. Ltd. (Automobiles)	5,699
10,798	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	286
17,900	Iida Group Holdings Co. Ltd. (Household Durables)	339
71,200	Isuzu Motors Ltd. (Automobiles)	900
198,317	ITOCHU Corp. (Trading Companies & Distributors)	2,626
281,300	Japan Airlines Co. Ltd. (Airlines)	8,210
19,000	Japan Post Bank Co., Ltd. (Banks)	228
20,500	Japan Post Holdings Co., Ltd. (Insurance)	255
54	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	213
80	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	437
157	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	318
315,712	Japan Tobacco, Inc. (Tobacco)	10,364
31,879	JS Group Corp. (Building Products)	723
23,654	JSR Corp. (Chemicals)	372
27,900	JTEKT Corp. (Machinery)	445
283,506	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,198
610,800	KDDI Corp. (Wireless Telecommunication Services)	15,426

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
101,463	Kirin Holdings Co. Ltd. (Beverages)	$1,647
353,045	Komatsu Ltd. (Machinery)	7,997
55,000	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	545
44,984	Kuraray Co. Ltd. (Chemicals)	675
39,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,959
7,994	Lawson, Inc. (Food & Staples Retailing)	561
204,016	Marubeni Corp. (Trading Companies & Distributors)	1,154
25,300	Marui Group Co. Ltd. (Multiline Retail)	369
6,887	Maruichi Steel Tube Ltd. (Metals & Mining)	224
43,300	Mebuki Financial Group, Inc. (Banks)	160
7,000	Miraca Holdings, Inc. (Health Care Providers & Services)	313
172,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,114
181,045	Mitsubishi Corp. (Trading Companies & Distributors)	3,846
385,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,750
28,226	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	553
589,005	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,633
14,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	74
219,988	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,015
1,075,477	Mizuho Financial Group, Inc. (Banks)	1,930
22,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	691
323,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	854
217,000	Nikon Corp. (Household Durables)	3,371
86	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	478
51,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	277
98	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	200
109,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	4,627
297,054	Nissan Motor Co. Ltd. (Automobiles)	2,980
12,200	NOK Corp. (Auto Components)	247
388,700	Nomura Holdings, Inc. (Capital Markets)	2,299
7,511	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	127
241	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	365
16,060	Nomura Research Institute Ltd. (IT Services)	488
247,617	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5,633
7,900	OBIC Co., Ltd. (IT Services)	345
103,822	Oji Paper Co. Ltd. (Paper & Forest Products)	422
40,000	ORIX Corp. (Diversified Financial Services)	622
113,712	Osaka Gas Co. Ltd. (Gas Utilities)	436
6,800	OTSUKA Corp. (IT Services)	317
51,115	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,227

Shares	Security Description	Value (000)
	Japan (continued)
248,600	Panasonic Corp. (Household Durables)	$2,522
2,600	Pola Orbis Holdings, Inc. (Personal Products)	214
99,138	Resona Holdings, Inc. (Banks)	508
91,183	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	770
6,315	Sankyo Co. Ltd. (Leisure Products)	204
5,600	SBI Holdings, Inc. (Capital Markets)	71
22,500	Sega Sammy Holdings, Inc. (Leisure Products)	334
70,752	Sekisui House Ltd. (Household Durables)	1,176
26,900	Seven Bank Ltd. (Banks)	77
23,094	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	215
15,900	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	537
9,708	Sony Financial Holdings, Inc. (Insurance)	151
186,000	Sumitomo Chemical Co. Ltd. (Chemicals)	882
143,086	Sumitomo Corp. (Trading Companies & Distributors)	1,680
90,600	Sumitomo Electric Industries Ltd. (Auto Components)	1,305
68,000	Sumitomo Heavy Industries Ltd. (Machinery)	437
287,148	Sumitomo Mitsui Financial Group, Inc. (Banks)	10,938
15,683	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	561
21,091	Sumitomo Rubber Industries Ltd. (Auto Components)	334
28,000	T&D Holdings, Inc. (Insurance)	370
103,411	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	4,290
22,800	Teijin Ltd. (Chemicals)	461
33,000	The Chiba Bank Ltd. (Banks)	202
17,742	The Chugoku Electric Power Co., Inc. (Electric Utilities)	208
50,400	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	838
25,700	The Hachijuni Bank Ltd. (Banks)	149
32,000	The Hiroshima Bank Ltd. (Banks)	149
24,000	The Shizuoka Bank Ltd. (Banks)	201
13,600	The Yokohama Rubber Co. Ltd. (Auto Components)	243
15,200	THK Co. Ltd. (Machinery)	336
26,800	Tohoku Electric Power Co., Inc. (Electric Utilities)	337
30,300	Tokio Marine Holdings, Inc. (Insurance)	1,241
19,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,806
129,000	Tokyo Gas Co. Ltd. (Gas Utilities)	583
35,981	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	379
8,162	Toyoda Gosei Co. Ltd. (Auto Components)	191
19,500	Toyota Industries Corp. (Auto Components)	927
149,200	Toyota Motor Corp. (Automobiles)	8,749
25,470	Toyota Tsusho Corp. (Trading Companies & Distributors)	662
14,127	Trend Micro, Inc. (Software)	501
181	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	276
27,000	USS Co. Ltd. (Specialty Retail)	429
19,500	West Japan Railway Co. (Road & Rail)	1,195

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
176,800	Yahoo Japan Corp. (Internet Software & Services)	$677
75,800	Yamada Denki Co. Ltd. (Specialty Retail)	408
34,700	Yamaha Motor Co. Ltd. (Automobiles)	761

		218,343

	Jersey — 0.22%
36,988	Petrofac Ltd. (Energy Equipment & Services)	396
33,708	Wolseley PLC (Trading Companies & Distributors)	2,057

		2,453

	Luxembourg — 0.53%
365,639	ArcelorMittal (Metals & Mining) (a)	2,687
8,349	Millicom International Cellular SA (Wireless Telecommunication Services)	356
9,724	RTL Group (Media)	712
55,447	SES – FDR, Class – A (Media)	1,220
27,597	Tenaris SA, ADR (Energy Equipment & Services)	985

		5,960

	Netherlands — 3.52%
54,151	AEGON NV (Insurance)	297
213,370	Akzo Nobel NV (Chemicals)	13,331
12,412	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,391
4,226	Heineken NV (Beverages)	317
638,722	ING Groep NV (Banks)	8,991
133,518	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	395
6,898	Koninklijke Boskalis Westminster NV (Construction & Engineering)	239
14,805	Koninklijke DSM NV (Chemicals)	887
75,225	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,299
9,201	NN Group NV (Insurance)	312
9,645	Randstad Holding NV (Professional Services)	522
194,234	Reed Elsevier NV (Professional Services)	3,267
376,993	TNT NV (Air Freight & Logistics) (a)	1,619
130,831	Unilever NV (Personal Products)	5,374

		39,241

	New Zealand — 0.04%
37,597	Contact Energy Ltd. (Electric Utilities)	122
68,864	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	124
92,942	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	220

		466

	Norway — 0.42%
8,645	Gjensidige Forsikring ASA (Insurance)	137
41,750	Marine Harvest (Food Products)	755
125,103	Statoil ASA (Oil, Gas & Consumable Fuels)	2,286
44,542	Telenor ASA (Diversified Telecommunication Services)	665
19,935	Yara International ASA (Chemicals)	785

		4,628

Shares	Security Description	Value (000)
	Portugal — 0.02%
86,412	EDP – Energias de Portugal SA (Electric Utilities)	$263

	Russia — 0.04%
29,328	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	496

	Singapore — 1.06%
338,572	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	530
306,544	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	312
376,415	CapitaMall Trust (Equity Real Estate Investment Trusts)	488
353,299	Keppel Corp. Ltd. (Industrial Conglomerates)	1,406
314,900	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,934
84,000	Singapore Airlines Ltd. (Airlines)	560
239,581	Singapore Press Holdings Ltd. (Media)	583
211,127	Singapore Tech Engineering (Aerospace & Defense)	469
1,159,779	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	2,910
305,480	Suntec REIT (Equity Real Estate Investment Trusts)	348
140,000	United Overseas Bank Ltd. (Banks)	1,968
533,736	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	299

		11,807

	South Africa — 0.00%
43,895	African Bank Investments Ltd. (Diversified Financial Services)*(a)	—

	South Korea — 1.92%
21,422	KT&G Corp. (Tobacco)	1,792
10	Orion Corp. (Food Products)	5
7,526	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,203
45,194	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	8,378

		21,378

	Spain — 2.08%
77,564	Abertis Infraestructuras SA (Transportation Infrastructure)	1,084
300,857	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,027
167,256	Banco Popular Espanol SA (Banks)^	161
663,308	Banco Santander SA (Banks)	3,450
1,578,153	CaixaBank SA (Banks)	5,200
56,756	Corporacion Mapfre (Insurance)	173
13,802	Enagas (Gas Utilities)	350
17,779	Endesa (Electric Utilities)	376
21,099	Gas Natural SDG SA (Gas Utilities)	397
83,412	Grifols SA, ADR (Biotechnology)	1,340
42,910	Grifols SA (Biotechnology)	852
324,489	Iberdrola SA (Electric Utilities)	2,124
25,514	Red Electrica Corp. (Electric Utilities)	481
144,065	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,024
336,903	Telefonica SA (Diversified Telecommunication Services)	3,110

		23,149

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden — 2.42%
225,795	Alfa Laval AB (Machinery)	$3,726
375,168	Nordea Bank AB (Banks)	4,158
188,201	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,968
89,940	Skanska AB, B Shares (Construction & Engineering)	2,119
186,109	Svenska Handelsbanken AB, A Shares (Banks)	2,579
180,048	Swedbank AB, A Shares (Banks)	4,339
58,584	Tele2 AB, B Shares (Wireless Telecommunication Services)	469
1,006,748	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	5,903
423,890	TeliaSonera AB (Diversified Telecommunication Services)	1,704

		26,965

	Switzerland — 11.01%
862,191	ABB Ltd., Registered Shares (Electrical Equipment)	18,147
5,981	Actelion Ltd. (Biotechnology)	1,293
36,096	Adecco SA, Registered Shares (Professional Services)	2,357
124,964	Aryzta AG (Food Products)	5,497
3,164	Baloise Holding AG, Registered Shares (Insurance)	398
117,426	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	7,763
84,610	Credit Suisse Group AG (Capital Markets)	1,210
9,076	Kuehne & Nagel International Ltd. (Marine)	1,198
28,299	LafargeHolcim Ltd., Registered Shares (Construction Materials)	1,486
239,550	Nestle SA (Food Products)	17,167
303,603	Novartis AG, Registered Shares (Pharmaceuticals)	22,087
1,561	Pargesa Holding SA (Diversified Financial Services)	101
90,282	Roche Holding AG (Pharmaceuticals)	20,586
931	SGS SA, Registered Shares (Professional Services)	1,892
2,028	Swiss Life Holding AG (Insurance)	573
6,073	Swiss Prime Site AG (Real Estate Management & Development)	497
21,339	Swiss Re AG (Insurance)	2,020
2,472	Swisscom AG (Diversified Telecommunication Services)	1,105
453,847	UBS Group AG (Capital Markets)	7,098
37,281	Zurich Financial Services AG (Insurance)	10,248

		122,723

	Taiwan — 0.25%
497,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,784

	Thailand — 0.02%
316,300	Thai Beverage PCL (Beverages)	185

	United Kingdom — 19.47%
24,395	3i Group PLC (Capital Markets)	211

Shares	Security Description	Value (000)
	United Kingdom (continued)
31,082	Aberdeen Asset Management PLC (Capital Markets)	$98
10,837	Admiral Group PLC (Insurance)	244
39,016	Aon PLC (Insurance)	4,351
178,622	AstraZeneca PLC (Pharmaceuticals)	9,753
1,822,604	Aviva PLC (Insurance)	10,855
441,669	BAE Systems PLC (Aerospace & Defense)	3,212
1,143,693	Balfour Beatty PLC (Construction & Engineering)	3,776
2,611,168	Barclays PLC (Banks)	7,165
106,962	Barratt Developments PLC (Household Durables)	608
1,615,816	BP PLC (Oil, Gas & Consumable Fuels)	10,120
346,470	British American Tobacco PLC (Tobacco)	19,633
51,525	British Land Co. PLC (Equity Real Estate Investment Trusts)	400
106,450	British Sky Broadcasting Group PLC (Media)	1,298
448,255	BT Group PLC (Diversified Telecommunication Services)	2,023
71,608	Capita PLC (Professional Services)	468
67,068	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	232
145,730	Carnival PLC (Hotels, Restaurants & Leisure)	7,383
370,968	Centrica PLC (Multi-Utilities)	1,068
1,335,319	Cobham PLC (Aerospace & Defense)	2,688
81,935	Coca-Cola European Partners PLC (Beverages)	2,573
447,127	ConvaTec Group PLC (Health Care Equipment & Supplies) (a)(b)	1,289
146,372	Diageo PLC (Beverages)	3,797
72,691	Direct Line Insurance Group PLC (Insurance)	331
17,404	easyJet PLC (Airlines)	215
204,359	G4S PLC (Commercial Services & Supplies)	591
723,746	GlaxoSmithKline PLC (Pharmaceuticals)	13,899
41,780	Hammerson PLC (Equity Real Estate Investment Trusts)	294
1,030,773	HSBC Holdings PLC (Banks)	8,315
165,200	HSBC Holdings PLC (HK) (Banks)	1,321
27,816	IMI PLC (Machinery)	356
127,465	Imperial Tobacco Group PLC (Tobacco)	5,554
32,540	Inmarsat PLC (Diversified Telecommunication Services)	301
15,668	Investec PLC (Capital Markets)	103
548,536	ITV PLC (Media)	1,393
189,904	J Sainsbury PLC (Food & Staples Retailing)	584
42,209	Land Securities Group PLC (Equity Real Estate Investment Trusts)	555
296,480	Legal & General Group PLC (Insurance)	903
64,840	Liberty Global PLC, Class – A (Media) (a)	1,983
105,884	Liberty Global PLC, Class – C (Media) (a)	3,144
10,364,196	Lloyds Banking Group PLC (Banks)	7,957
173,639	Marks & Spencer Group PLC (Multiline Retail)	748
261,106	National Grid PLC (Multi-Utilities)	3,050
13,079	NEX Group PLC (Capital Markets)	75

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
248,846	Old Mutual PLC (Insurance)	$634
116,853	Pearson PLC (Media)	1,172
46,396	Persimmon PLC (Household Durables)	1,012
3,827	Provident Financial PLC (Consumer Finance)	134
453,016	Prudential PLC (Insurance)	9,040
191,403	Rio Tinto PLC (Metals & Mining)	7,306
283,688	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	7,829
764,655	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	21,967
107,698	Royal Mail PLC (Air Freight & Logistics)	612
42,439	SEGRO PLC (Equity Real Estate Investment Trusts)	240
12,343	Severn Trent PLC (Water Utilities)	337
341,256	SSE PLC (Electric Utilities)	6,515
10,541	St James Place PLC (Insurance)	131
101,780	Standard Life PLC (Insurance)	466
70,505	Tate & Lyle PLC (Food Products)	613
19,811	The Berkeley Group Holdings PLC (Household Durables)	685
10,688	TP ICAP PLC (Capital Markets)	57
35,395	United Utilities Group PLC (Water Utilities)	393
4,798,078	Vodafone Group PLC (Wireless Telecommunication Services)	11,806
87,100	William Hill PLC (Hotels, Restaurants & Leisure)	311
8,240	Willis Towers Watson PLC (Insurance)	1,008

		217,185

	United States — 0.28%
2,328	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	1,746
13,070	WABCO Holdings, Inc. (Machinery) (a)	1,387

		3,133

	Total Common Stocks	1,060,786

	Preferred Stocks — 1.58%
	Germany — 1.58%
3,817	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	291
18,090	Henkel AG & Co. KGaA – Preferred (Household Products)	2,153
108,127	Volkswagen AG – Preferred (Automobiles)	15,127

	Total Preferred Stocks	17,571

	Right — 0.00%
	France — 0.00%
235,451	TOTAL S.A. (Oil, Gas & Consumable Fuels)*	—

	Total Right	—

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.03%
$11,502	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	$11,502

	Total Time Deposit	11,502

	Mutual Funds — 1.63%
335,000	Dreyfus Treasury Prime Cash Management, 0.31% (c)	335
1,981,000	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^(c)	1,981
3,870,000	State Street Institutional Treasury Money Market Fund, 0.35% (c)	3,870
11,951,000	State Street Institutional Treasury Plus Money Market Fund, 0.35% (c)	11,951

	Total Mutual Funds	18,137

	Repurchase Agreement — 0.09%
$961	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $961,469 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $980,651)^^	961

	Total Repurchase Agreement	961

	Total Investments (cost $1,074,918) — 99.47%	1,108,957
	Other assets in excess of liabilities — 0.53%	5,934

	Net Assets — 100.00%	$1,114,891

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $3,147 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	11.81%	51.73%	31.60%	—	—	95.14%
Preferred Stocks	0.19%	0.03%	1.36%	—	—	1.58%
Right	—	—	0.00%	—	—	0.00%
Time Deposit	0.23%	—	0.77%	0.03%	—	1.03%
Mutual Funds	0.17%	0.04%	—	1.41%	0.01%	1.63%
Repurchase Agreement	0.08%	0.01%	—	—	—	0.09%
Other Assets (Liabilities)	-0.20%	0.49%	0.02%	0.22%	0.00%	0.53%

Total Net Assets	12.28%	52.30%	33.75%	1.66%	0.01%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(107)	Japanese Yen Future	$(11,498)	3/13/17	$190
199	Mini MSCI EAFE Index Future	16,672	3/17/17	(22)

	Net Unrealized Appreciation/(Depreciation)			$168

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.00%
	Australia — 4.82%
309,353	AMP Ltd. (Diversified Financial Services)	$1,122
211,466	APA Group (Gas Utilities)	1,305
146,069	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	1,629
621,492	Aurizon Holdings Ltd. (Road & Rail)	2,259
354,753	AusNet Services (Electric Utilities)	404
440,104	Australia & New Zealand Banking Group Ltd. (Banks)	9,632
56,619	Bank of Queensland Ltd. (Banks)	484
68,168	Bendigo & Adelaide Bank Ltd. (Banks)	623
103,523	BlueScope Steel Ltd. (Metals & Mining)	688
225,271	Coca-Cola Amatil Ltd. (Beverages)	1,643
26,664	Cochlear Ltd. (Health Care Equipment & Supplies)	2,353
258,643	Commonwealth Bank of Australia (Banks)	15,340
142,429	Computershare Ltd. (IT Services)	1,278
141,996	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	1,183
55,487	CSL Ltd. (Biotechnology)	4,012
191,114	Dexus Property Group (Equity Real Estate Investment Trusts)	1,326
468,573	DUET Group (Multi-Utilities)	925
20,415	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	460
143,742	Fortescue Metals Group Ltd. (Metals & Mining)	601
351,529	GPT Group (Equity Real Estate Investment Trusts)	1,274
481,599	Harvey Norman Holdings Ltd. (Multiline Retail)	1,784
355,127	Insurance Australia Group Ltd. (Insurance)	1,531
52,093	JB Hi-Fi Ltd. (Specialty Retail)	1,053
31,142	Macquarie Group Ltd. (Capital Markets)	1,950
56,111	Magellan Financial Group Ltd. (Capital Markets)	959
42,955	Mineral Resources, Ltd. (Metals & Mining)	374
723,815	Mirvac Group (Equity Real Estate Investment Trusts)	1,111
401,701	National Australia Bank Ltd. (Banks)	8,871
93,142	Newcrest Mining Ltd. (Metals & Mining)	1,335
148,044	Orica Ltd. (Chemicals)	1,881
208,039	QBE Insurance Group Ltd. (Insurance)	1,859
1,049,542	Scentre Group (Equity Real Estate Investment Trusts)	3,513
471,054	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,556
188,597	Suncorp Group Ltd. (Insurance)	1,836
422,111	Sydney Airport (Transportation Infrastructure)	1,822
328,617	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,138
543,667	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	1,752
848,630	Telstra Corp. Ltd. (Diversified Telecommunication Services)	3,118
674,931	Vicinity Centres (Equity Real Estate Investment Trusts)	1,455

Shares	Security Description	Value (000)
	Australia (continued)
544,982	Westfield Corp. (Equity Real Estate Investment Trusts)	$3,683
582,665	Westpac Banking Corp. (Banks)	13,675
388,379	Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels) (a)	727

		105,524

	Austria — 0.08%
6,067	ANDRITZ AG (Machinery)	304
24,385	Erste Group Bank AG (Banks)	713
12,537	OMV AG (Oil, Gas & Consumable Fuels)	442
9,319	Voestalpine AG (Metals & Mining)	364

		1,823

	Belgium — 0.62%
14,111	Ageas (Insurance)	558
83,638	Anheuser-Busch InBev NV (Beverages)	8,851
17,501	Belgacom SA (Diversified Telecommunication Services)	503
4,931	Groupe Bruxelles Lambert SA (Diversified Financial Services)	413
13,899	Ontex Group NV (Personal Products)	413
10,915	Solvay SA (Chemicals)	1,276
29,292	Telenet Group Holding NV (Media) (a)	1,623

		13,637

	Bermuda — 0.04%
224,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	814

	Canada — 0.58%
37,240	Canadian Pacific Railway Ltd. (Road & Rail)	5,317
367,605	Encana Corp. (Oil, Gas & Consumable Fuels)	4,315
35,700	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	907
71,400	Manulife Financial Corp. (Insurance)	1,272
24,038	Rogers Communications, Inc. (Wireless Telecommunication Services)	927

		12,738

	Cayman Islands — 0.03%
15,407	Ctrip.com International, ADR (Internet & Direct Marketing Retail) (a)	616

	China — 1.32%
39,100	Baidu, Inc., ADR (Internet Software & Services) (a)	6,428
221,817	China Construction Bank Corp., H Shares (Banks)	170
1,222,982	China Mobile Ltd. (Wireless Telecommunication Services)	12,895
6,179,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	7,680
31,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,744

		28,917

	Denmark — 1.20%
715	A.P. Moller – Maersk A/S, Class – A (Marine)	1,079
2,303	A.P. Moller – Maersk A/S, Class – B (Marine)	3,672

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
76,531	Danske Bank A/S (Banks)	$2,316
64,211	ISS A/S (Commercial Services & Supplies) (b)	2,164
412,608	Novo Nordisk A/S, Class – B (Pharmaceuticals)	14,805
166,256	TDC A/S (Diversified Telecommunication Services) (a)	852
11,853	Tryg A/S (Insurance)	214
17,942	Vestas Wind Systems A/S (Electrical Equipment)	1,162

		26,264

	Egypt — 0.02%
220,032	Centamin PLC (Metals & Mining)	372

	Faroe Islands — 0.02%
11,980	Bakkafrost P/F (Food Products)	476

	Finland — 0.52%
31,726	Elisa Oyj (Diversified Telecommunication Services)	1,030
100,892	Fortum Oyj (Electric Utilities)	1,542
43,559	Kone Oyj (Machinery)	1,946
50,881	Metso Oyj (Machinery)	1,447
52,747	Nokian Renkaat Oyj (Auto Components)	1,961
77,887	Sampo Oyj, Class – A (Insurance)	3,481

		11,407

	France — 8.53%
485,232	AXA SA (Insurance)	12,230
278,761	BNP Paribas (Banks)	17,737
67,912	Bouygues SA (Construction & Engineering)	2,431
18,213	Casino Guichard-Perrachon SA (Food & Staples Retailing)	873
52,009	CNP Assurances (Insurance)	963
128,847	Credit Agricole SA (Banks)	1,595
64,561	Edenred (Commercial Services & Supplies)	1,278
22,407	Elis SA (Commercial Services & Supplies)	400
1,024,793	ENGIE (Multi-Utilities)	13,042
55,256	Eutelsat Communications (Media)	1,068
42,699	Faurecia (Auto Components)	1,654
5,686	Fonciere des Regions (Equity Real Estate Investment Trusts)	496
6,475	Gecina SA (Equity Real Estate Investment Trusts)	894
2,502	Hermes International (Textiles, Apparel & Luxury Goods)	1,026
6,085	Icade (Equity Real Estate Investment Trusts)	434
35,629	Klepierre (Equity Real Estate Investment Trusts)	1,398
37,314	Lagardere SCA (Media)	1,036
28,634	Legrand SA (Electrical Equipment)	1,624
108,619	Natixism SA (Banks)	612
442,135	Orange (Diversified Telecommunication Services)	6,704
6,085	Pernod Ricard SA (Beverages)	658
111,246	Peugeot SA (Automobiles) (a)	1,812
2,756	Rubis SA (Gas Utilities)	227
352,052	Sanofi-Aventis (Pharmaceuticals)	28,465

Shares	Security Description	Value (000)
	France (continued)
345,286	Schneider Electric SA (Electrical Equipment)	$23,983
19,399	SCOR SE (Insurance)	669
153,141	Societe Generale (Banks)	7,531
53,762	Suez Environnement Co. (Multi-Utilities)	792
702,345	Total SA (Oil, Gas & Consumable Fuels)	36,019
11,724	UbiSoft Entertainment SA (Software) (a)	417
17,898	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	4,264
39,497	Valeo SA (Auto Components)	2,267
53,781	Vallourec SA (Energy Equipment & Services)^(a)	369
75,032	Veolia Environnement (Multi-Utilities)	1,275
379,134	Vivendi (Media)	7,190
147,072	Zodiac Aerospace (Aerospace & Defense)	3,372

		186,805

	Germany — 7.06%
73,151	Allianz SE (Insurance)	12,071
8,892	Axel Springer AG (Media)	431
267,621	BASF SE (Chemicals)	24,799
16,265	Bayer AG (Pharmaceuticals)	1,694
60,253	Bayerische Motoren Werke AG (Automobiles)	5,611
32,590	Beiersdorf AG (Personal Products)	2,760
79,096	Commerzbank AG (Banks)	602
7,371	Continental AG (Auto Components)	1,420
181,026	Daimler AG, Registered Shares (Automobiles)	13,433
84,891	Deutsche Boerse AG (Capital Markets) (a)	6,907
43,713	Deutsche Lufthansa AG, Registered Shares (Airlines)	563
246,603	Deutsche Post AG (Air Freight & Logistics)	8,086
288,793	Deutsche Telekom AG (Diversified Telecommunication Services)	4,954
176,674	E.ON AG (Multi-Utilities)	1,243
30,189	Evonik Industries AG (Chemicals)	900
4,110	Hannover Rueckversicherung AG (Insurance)	444
12,829	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	783
74,658	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,291
34,436	K+S AG – Registered (Chemicals)	820
69,548	Linde AG (Chemicals)	11,407
6,626	MAN SE (Machinery)	658
32,263	Metro AG (Food & Staples Retailing)	1,072
5,998	MTU Aero Engines AG (Aerospace & Defense)	692
20,145	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	3,804
44,143	ProSiebenSat.1 Media AG (Media)	1,699
5,437	Rheinmetall AG (Industrial Conglomerates)	365
237,824	SAP SE (Software)	20,570
129,806	Siemens AG (Industrial Conglomerates)	15,891
61,909	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	265
78,960	TUI AG (Hotels, Restaurants & Leisure)	1,130
63,410	Uniper SE (Independent Power & Renewable Electricity Producers) (a)	873
30,928	United Internet AG (Internet Software & Services)	1,207

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
105,288	Vonovia SE (Real Estate Management & Development)	$3,418
64,052	Wirecard AG (IT Services)^	2,748

		154,611

	Hong Kong — 2.28%
671,118	AIA Group Ltd. (Insurance) (b)	3,760
50,380	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	4,424
103,600	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,096
576,505	BOC Hong Kong (Holdings) Ltd. (Banks)	2,053
512,000	Cathay Pacific Airways Ltd. (Airlines)^	672
140,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,112
942,669	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,329
68,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	773
338,919	CLP Holdings Ltd. (Electric Utilities)	3,108
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)*(a)	—
477,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,006
122,009	Hang Seng Bank Ltd. (Banks)	2,263
229,400	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,216
590,377	HK Electric Investments Ltd. (Electric Utilities)	487
571,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	699
125,000	Hysan Development Co. (Real Estate Management & Development)	516
138,500	Kerry Properties Ltd. (Real Estate Management & Development)	375
2,176,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	954
1,244,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,311
876,000	PCCW Ltd. (Diversified Telecommunication Services)	474
296,038	Power Assets Holdings Ltd. (Electric Utilities)	2,604
639,839	Sino Land Co. Ltd. (Real Estate Management & Development)	954
767,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	599
310,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,903
132,326	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,259
224,800	Swire Properties Ltd. (Real Estate Management & Development)	619
481,326	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,121
648,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	4,292
3,082,500	WH Group Ltd. (Food Products)	2,485

Shares	Security Description	Value (000)
	Hong Kong (continued)
152,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	$853
776,000	Xinyi Glass Holdings Ltd. (Auto Components)	632

		49,949

	Indonesia — 0.02%
427,400	PT Bank Rakyat Indonesia Persero Tbk (Banks)	369

	Ireland (Republic of) — 0.47%
2,200	Allegion PLC (Building Products)	141
90,763	CRH PLC (Construction Materials)	3,130
70,611	Experian PLC (Professional Services)	1,367
64,880	Medtronic PLC (Health Care Equipment & Supplies)	4,620
6,246	Paddy Power PLC (Hotels, Restaurants & Leisure)	665
11,991	Smurfit Kappa Group PLC (Containers & Packaging)	275

		10,198

	Israel — 0.34%
167,567	Bank Hapoalim Ltd. (Banks)	995
497,878	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	945
240,845	Israel Chemicals Ltd. (Chemicals)	984
92,584	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,336
35,793	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	1,297

		7,557

	Italy — 1.36%
298,081	Assicurazioni Generali SpA (Insurance)	4,417
62,325	Atlantia SpA (Transportation Infrastructure)	1,458
150,456	Enel SpA (Electric Utilities)	661
658,698	Eni SpA (Oil, Gas & Consumable Fuels)	10,677
2,224,717	Intesa Sanpaolo SpA (Banks)	5,634
90,039	Intesa Sanpaolo SpA (Banks)	211
113,853	Poste Italiane SpA (Insurance)	756
660,001	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	2,714
784,189	Telecom Italia SpA (Diversified Telecommunication Services)	569
197,264	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	902
591,589	UniCredit SpA (Banks)	1,699

		29,698

	Japan — 19.02%
10,700	Aeon Credit Service Co. Ltd. (Consumer Finance)	190
45,432	Aisin Seiki Co. Ltd. (Auto Components)	1,966
83,500	Amada Holdings Co. Ltd. (Machinery)	930
102,000	Aozora Bank Ltd. (Banks)	360
370,575	Asahi Glass Co. Ltd. (Building Products)	2,514
70,200	Asahi Group Holdings Ltd. (Beverages)	2,211
309,000	Asahi Kasei Corp. (Chemicals)	2,689
617,400	Astellas Pharma, Inc. (Pharmaceuticals)	8,567
19,249	Benesse Holdings, Inc. (Diversified Consumer Services)	529

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
192,900	Bridgestone Corp. (Auto Components)	$6,942
58,800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,057
33,300	CALBEE, Inc. (Food Products)	1,042
283,867	Canon, Inc. (Technology Hardware, Storage & Peripherals)	7,996
52,300	Casio Computer Co. Ltd. (Household Durables)	737
9,300	Central Japan Railway Co. (Road & Rail)	1,527
140,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,382
165,191	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,374
30,367	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	4,566
141,600	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	3,862
166	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	421
100,000	Daiwa Securities Group, Inc. (Capital Markets)	616
118,100	Denso Corp. (Auto Components)	5,109
131,400	East Japan Railway Co. (Road & Rail)	11,330
69,071	Eisai Co. Ltd. (Pharmaceuticals)	3,959
17,700	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	406
50,600	Fanuc Ltd. (Machinery)	8,466
18,800	Foster Electric Co. Ltd. (Household Durables)	354
156,600	Fuji Heavy Industries Ltd. (Automobiles)	6,381
534,000	Fujitsu Ltd. (IT Services)	2,957
72,000	Fukuoka Financial Group, Inc. (Banks)	319
82,100	HASEKO Corp. (Household Durables)	833
5,000	Hikari Tsushin, Inc. (Specialty Retail)	466
25,200	Hitachi Chemical Co. Ltd. (Chemicals)	629
34,400	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	1,384
3,070,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	16,556
18,600	Hokuriku Electric Power Co. (Electric Utilities)	208
392,724	Honda Motor Co. Ltd. (Automobiles)	11,468
39,600	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	1,051
36,000	Iida Group Holdings Co. Ltd. (Household Durables)	683
143,400	Isuzu Motors Ltd. (Automobiles)	1,813
426,668	ITOCHU Corp. (Trading Companies & Distributors)	5,650
309,900	Japan Airlines Co. Ltd. (Airlines)	9,044
38,300	Japan Post Bank Co., Ltd. (Banks)	459
41,300	Japan Post Holdings Co., Ltd. (Insurance)	514
107	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	422
160	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	874
316	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	641
473,282	Japan Tobacco, Inc. (Tobacco)	15,537

Shares	Security Description	Value (000)
	Japan (continued)
64,045	JS Group Corp. (Building Products)	$1,452
47,083	JSR Corp. (Chemicals)	741
118,800	JTEKT Corp. (Machinery)	1,895
570,624	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,410
54,100	Kakaku.com, Inc. (Internet Software & Services)	894
31,500	Kanamoto Co. Ltd. (Trading Companies & Distributors)	832
842,500	KDDI Corp. (Wireless Telecommunication Services)	21,278
204,132	Kirin Holdings Co. Ltd. (Beverages)	3,313
475,700	Komatsu Ltd. (Machinery)	10,776
110,600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,096
90,429	Kuraray Co. Ltd. (Chemicals)	1,356
79,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	3,942
16,126	Lawson, Inc. (Food & Staples Retailing)	1,132
15,000	Lion Corp. (Household Products)	246
410,731	Marubeni Corp. (Trading Companies & Distributors)	2,323
50,800	Marui Group Co. Ltd. (Multiline Retail)	740
13,977	Maruichi Steel Tube Ltd. (Metals & Mining)	454
211,400	Mebuki Financial Group, Inc. (Banks)	781
14,100	Miraca Holdings, Inc. (Health Care Providers & Services)	631
655,900	Mitsubishi Chemical Holdings Corp. (Chemicals)	4,241
364,340	Mitsubishi Corp. (Trading Companies & Distributors)	7,739
370,000	Mitsubishi Electric Corp. (Electrical Equipment)	5,147
776,000	Mitsubishi Heavy Industries Ltd. (Machinery)	3,528
56,843	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,113
1,934,582	Mitsubishi UFJ Financial Group, Inc. (Banks)	11,934
25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	133
442,826	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,069
201,000	Mitsui Chemicals, Inc. (Chemicals)	901
2,164,792	Mizuho Financial Group, Inc. (Banks)	3,885
44,900	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,391
651,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,722
41,700	Nichirei Corp. (Food Products)	862
211,500	Nikon Corp. (Household Durables)	3,285
173	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	959
103,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	556
386,400	Nippon Light Metal Holdings Co. (Metals & Mining)	814
195	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	399
210,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	8,850

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,004,279	Nissan Motor Co. Ltd. (Automobiles)	$10,075
24,600	NOK Corp. (Auto Components)	498
526,600	Nomura Holdings, Inc. (Capital Markets)	3,113
14,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	248
485	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	734
32,340	Nomura Research Institute Ltd. (IT Services)	983
349,170	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	7,943
15,900	OBIC Co., Ltd. (IT Services)	694
208,090	Oji Paper Co. Ltd. (Paper & Forest Products)	846
231,300	ORIX Corp. (Diversified Financial Services)	3,600
232,477	Osaka Gas Co. Ltd. (Gas Utilities)	892
13,600	OTSUKA Corp. (IT Services)	634
102,981	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,486
500,400	Panasonic Corp. (Household Durables)	5,076
5,300	Pola Orbis Holdings, Inc. (Personal Products)	437
199,585	Resona Holdings, Inc. (Banks)	1,023
183,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,551
13,504	Sankyo Co. Ltd. (Leisure Products)	435
13,200	SBI Holdings, Inc. (Capital Markets)	168
45,500	Sega Sammy Holdings, Inc. (Leisure Products)	677
142,465	Sekisui House Ltd. (Household Durables)	2,367
54,100	Seven Bank Ltd. (Banks)	155
44,300	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	412
32,000	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	1,081
19,200	Sony Financial Holdings, Inc. (Insurance)	299
375,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,778
287,900	Sumitomo Corp. (Trading Companies & Distributors)	3,380
182,400	Sumitomo Electric Industries Ltd. (Auto Components)	2,627
137,000	Sumitomo Heavy Industries Ltd. (Machinery)	880
491,423	Sumitomo Mitsui Financial Group, Inc. (Banks)	18,718
31,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,127
42,431	Sumitomo Rubber Industries Ltd. (Auto Components)	671
56,400	T&D Holdings, Inc. (Insurance)	744
208,085	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	8,633
103,800	Teijin Ltd. (Chemicals)	2,098
62,000	The Chiba Bank Ltd. (Banks)	380
35,700	The Chugoku Electric Power Co., Inc. (Electric Utilities)	418
101,400	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	1,686
51,700	The Hachijuni Bank Ltd. (Banks)	299
64,000	The Hiroshima Bank Ltd. (Banks)	298
46,000	The Shizuoka Bank Ltd. (Banks)	386

Shares	Security Description	Value (000)
	Japan (continued)
27,300	The Yokohama Rubber Co. Ltd. (Auto Components)	$488
30,600	THK Co. Ltd. (Machinery)	676
54,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	681
61,000	Tokio Marine Holdings, Inc. (Insurance)	2,499
38,700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,640
75,100	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	442
259,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,169
72,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	760
16,381	Toyoda Gosei Co. Ltd. (Auto Components)	382
39,300	Toyota Industries Corp. (Auto Components)	1,869
300,400	Toyota Motor Corp. (Automobiles)	17,615
51,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,334
28,400	Trend Micro, Inc. (Software)	1,008
364	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	555
548,000	Unitika Ltd. (Textiles, Apparel & Luxury Goods) (a)	393
54,400	USS Co. Ltd. (Specialty Retail)	864
89,900	West Japan Railway Co. (Road & Rail)	5,508
351,000	Yahoo Japan Corp. (Internet Software & Services)	1,345
152,700	Yamada Denki Co. Ltd. (Specialty Retail)	822
69,900	Yamaha Motor Co. Ltd. (Automobiles)	1,533

		416,944

	Jersey — 0.24%
107,872	Petrofac Ltd. (Energy Equipment & Services)	1,154
48,589	Phoenix Group Holdings (Insurance)	440
60,196	Wolseley PLC (Trading Companies & Distributors)	3,674

		5,268

	Luxembourg — 0.45%
383,782	ArcelorMittal (Metals & Mining) (a)	2,819
16,804	Millicom International Cellular SA (Wireless Telecommunication Services)	716
13,659	RTL Group (Media)	1,001
111,605	SES – FDR, Class – A (Media)	2,456
134,047	Subsea 7 SA (Energy Equipment & Services) (a)	1,694
29,911	Tenaris SA, ADR (Energy Equipment & Services)	1,068

		9,754

	Netherlands — 2.87%
108,938	AEGON NV (Insurance)	598
34,348	Aercap Holdings NV (Trading Companies & Distributors) (a)	1,429
12,630	Airbus Group NV (Aerospace & Defense)	834
232,539	Akzo Nobel NV (Chemicals)	14,528
17,657	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,979
6,422	Heineken Holding NV, Class – A (Beverages)	447
4,567	Heineken NV (Beverages)	342

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
796,537	ING Groep NV (Banks)	$11,213
268,605	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	794
26,579	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	560
14,181	Koninklijke Boskalis Westminster NV (Construction & Engineering)	492
29,801	Koninklijke DSM NV (Chemicals)	1,786
151,415	Koninklijke Philips Electronics NV (Industrial Conglomerates)	4,628
8,441	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	398
74,494	NN Group NV (Insurance)	2,522
19,415	Randstad Holding NV (Professional Services)	1,052
279,983	Reed Elsevier NV (Professional Services)	4,708
395,888	TNT NV (Air Freight & Logistics) (a)	1,701
311,555	Unilever NV (Personal Products)	12,796

		62,807

	New Zealand — 0.04%
75,676	Contact Energy Ltd. (Electric Utilities)	245
138,612	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	250
187,076	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	442

		937

	Norway — 0.55%
56,331	Aker BP ASA (Oil, Gas & Consumable Fuels)	1,007
51,219	DNB ASA (Banks)	761
17,391	Gjensidige Forsikring ASA (Insurance)	276
83,990	Marine Harvest (Food Products)	1,520
16,472	Salmar ASA (Food Products)	492
251,810	Statoil ASA (Oil, Gas & Consumable Fuels)	4,599
89,655	Telenor ASA (Diversified Telecommunication Services)	1,339
50,354	Yara International ASA (Chemicals)	1,982

		11,976

	Portugal — 0.13%
173,839	EDP – Energias de Portugal SA (Electric Utilities)	529
79,889	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	1,191
75,707	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	1,174

		2,894

	Russia — 0.02%
31,785	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	538

	Singapore — 1.19%
681,200	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,065
609,509	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	621
243,900	Capitaland Ltd. (Real Estate Management & Development)	507
750,200	CapitaMall Trust (Equity Real Estate Investment Trusts)	973

Shares	Security Description	Value (000)
	Singapore (continued)
710,791	Keppel Corp. Ltd. (Industrial Conglomerates)	$2,830
633,800	Oversea-Chinese Banking Corp. Ltd. (Banks)	3,894
169,200	Singapore Airlines Ltd. (Airlines)	1,127
130,100	Singapore Exchange Ltd. (Capital Markets)	642
482,147	Singapore Press Holdings Ltd. (Media)	1,173
424,800	Singapore Tech Engineering (Aerospace & Defense)	944
2,334,410	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	5,857
614,580	Suntec REIT (Equity Real Estate Investment Trusts)	700
367,500	United Overseas Bank Ltd. (Banks)	5,164
1,074,211	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	602

		26,099

	South Africa — 0.00%
76,767	African Bank Investments Ltd. (Diversified Financial Services)*(a)	—

	South Korea — 0.88%
20,780	KT&G Corp. (Tobacco)	1,739
16	Orion Corp. (Food Products)	9
6,306	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,386
43,971	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	8,151

		19,285

	Spain — 2.27%
156,122	Abertis Infraestructuras SA (Transportation Infrastructure)	2,181
15,305	Amadeus IT Holding SA, A Shares (IT Services)	694
777,486	Banco Bilbao Vizcaya Argentaria SA (Banks)	5,239
336,656	Banco Popular Espanol SA (Banks)^	324
2,136,703	Banco Santander SA (Banks)	11,113
2,551,465	CaixaBank SA (Banks)	8,408
114,178	Corporacion Mapfre (Insurance)	348
27,781	Enagas (Gas Utilities)	704
35,787	Endesa (Electric Utilities)	757
42,468	Gas Natural SDG SA (Gas Utilities)	799
90,397	Grifols SA, ADR (Biotechnology)	1,453
46,998	Grifols SA (Biotechnology)	933
653,139	Iberdrola SA (Electric Utilities)	4,276
35,800	Industria de Diseno Textil SA (Specialty Retail)	1,219
51,355	Red Electrica Corp. (Electric Utilities)	967
289,977	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,075
678,126	Telefonica SA (Diversified Telecommunication Services)	6,260

		49,750

	Sweden — 2.41%
210,384	Alfa Laval AB (Machinery)	3,472
31,380	Boliden AB (Metals & Mining)	815
27,513	Bonava AB (Household Durables) (a)	426
93,671	Electrolux AB, B Shares (Household Durables)	2,321

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
19,892	Intrum Justitia AB (Commercial Services & Supplies)	$671
754,743	Nordea Bank AB (Banks)	8,367
378,816	Skandinaviska Enskilda Banken AB, Class – A (Banks)	3,960
181,033	Skanska AB, B Shares (Construction & Engineering)	4,264
374,604	Svenska Handelsbanken AB, A Shares (Banks)	5,191
297,313	Swedbank AB, A Shares (Banks)	7,167
117,855	Tele2 AB, B Shares (Wireless Telecommunication Services)	943
2,026,405	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	11,882
853,216	TeliaSonera AB (Diversified Telecommunication Services)	3,429

		52,908

	Switzerland — 9.42%
1,259,425	ABB Ltd., Registered Shares (Electrical Equipment)	26,508
15,744	Actelion Ltd. (Biotechnology)	3,403
72,656	Adecco SA, Registered Shares (Professional Services)	4,744
148,712	Aryzta AG (Food Products)	6,542
6,368	Baloise Holding AG, Registered Shares (Insurance)	802
29	Chocoladefabriken Lindt & Sprungil AG (Food Products)	150
117,755	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	7,785
170,305	Credit Suisse Group AG (Capital Markets)	2,435
1,414	Geberit AG (Building Products)	566
18,268	Kuehne & Nagel International Ltd. (Marine)	2,412
30,670	LafargeHolcim Ltd., Registered Shares (Construction Materials)	1,610
46,125	Logitech International S.A. (Technology Hardware, Storage & Peripherals)	1,148
479,684	Nestle SA (Food Products)	34,373
482,675	Novartis AG, Registered Shares (Pharmaceuticals)	35,112
3,140	Pargesa Holding SA (Diversified Financial Services)	204
5,661	Partners Group Holding AG (Capital Markets)^	2,651
173,139	Roche Holding AG (Pharmaceuticals)	39,480
1,872	SGS SA, Registered Shares (Professional Services)	3,805
7,186	Swiss Life Holding AG (Insurance)	2,030
11,986	Swiss Prime Site AG (Real Estate Management & Development)	981
42,952	Swiss Re AG (Insurance)	4,065
4,975	Swisscom AG (Diversified Telecommunication Services)	2,224
634,595	UBS Group AG (Capital Markets)	9,925
48,529	Zurich Financial Services AG (Insurance)	13,341

		206,296

Shares	Security Description	Value (000)
	Taiwan — 0.14%
538,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$3,014

	Thailand — 0.01%
342,800	Thai Beverage PCL (Beverages)	201

	United Kingdom — 16.83%
49,102	3i Group PLC (Capital Markets)	425
62,563	Aberdeen Asset Management PLC (Capital Markets)	198
73,457	Admiral Group PLC (Insurance)	1,652
42,287	Aon PLC (Insurance)	4,716
341,355	AstraZeneca PLC (Pharmaceuticals)	18,638
2,259,543	Aviva PLC (Insurance)	13,456
889,002	BAE Systems PLC (Aerospace & Defense)	6,465
1,266,959	Balfour Beatty PLC (Construction & Engineering)	4,183
2,741,952	Barclays PLC (Banks)	7,524
215,295	Barratt Developments PLC (Household Durables)	1,224
913,089	BB Healthcare Trust PLC (Capital Markets) (a)	1,168
18,133	Bellway PLC (Household Durables)	553
3,497,280	BP PLC (Oil, Gas & Consumable Fuels)	21,901
546,964	British American Tobacco PLC (Tobacco)	30,994
103,711	British Land Co. PLC (Equity Real Estate Investment Trusts)	805
315,673	British Sky Broadcasting Group PLC (Media)	3,848
1,753,587	BT Group PLC (Diversified Telecommunication Services)	7,915
144,135	Capita PLC (Professional Services)	942
134,995	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	468
153,016	Carnival PLC (Hotels, Restaurants & Leisure)	7,752
1,437,062	Centrica PLC (Multi-Utilities)	4,138
1,583,136	Cobham PLC (Aerospace & Defense)	3,187
88,799	Coca-Cola European Partners PLC (Beverages)	2,788
67,280	Compass Group PLC (Hotels, Restaurants & Leisure)	1,243
484,562	ConvaTec Group PLC (Health Care Equipment & Supplies) (a)(b)	1,397
277,358	Debenhams PLC (Multiline Retail)	196
155,531	Diageo PLC (Beverages)	4,036
207,795	Direct Line Insurance Group PLC (Insurance)	946
35,032	easyJet PLC (Airlines)	434
411,339	G4S PLC (Commercial Services & Supplies)	1,189
1,307,298	GlaxoSmithKline PLC (Pharmaceuticals)	25,106
84,095	Hammerson PLC (Equity Real Estate Investment Trusts)	593
61,054	Hargreaves Lansdown PLC (Capital Markets)	908
2,204,753	HSBC Holdings PLC (Banks)	17,786
179,200	HSBC Holdings PLC (HK) (Banks)	1,433
38,004	IG Group Holdings PLC (Capital Markets)	231
55,988	IMI PLC (Machinery)	716
252,059	Imperial Tobacco Group PLC (Tobacco)	10,983
65,497	Inmarsat PLC (Diversified Telecommunication Services)	606

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
78,234	International Consolidated Airlines Group SA (Airlines)	$421
31,537	Investec PLC (Capital Markets)	207
1,104,106	ITV PLC (Media)	2,803
382,243	J Sainsbury PLC (Food & Staples Retailing)	1,175
84,958	Land Securities Group PLC (Equity Real Estate Investment Trusts)	1,115
596,762	Legal & General Group PLC (Insurance)	1,818
70,268	Liberty Global PLC, Class – A (Media) (a)	2,149
114,751	Liberty Global PLC, Class – C (Media) (a)	3,408
14,273,190	Lloyds Banking Group PLC (Banks)	10,958
349,504	Marks & Spencer Group PLC (Multiline Retail)	1,505
514,058	National Grid PLC (Multi-Utilities)	6,005
26,327	NEX Group PLC (Capital Markets)	151
500,882	Old Mutual PLC (Insurance)	1,277
235,204	Pearson PLC (Media)	2,360
93,387	Persimmon PLC (Household Durables)	2,037
7,703	Provident Financial PLC (Consumer Finance)	269
532,796	Prudential PLC (Insurance)	10,631
48,345	RecKitt Benckiser Group PLC (Household Products)	4,095
192,034	Rentokil Initial PLC (Commercial Services & Supplies)	525
16,602	Rightmove PLC (Internet Software & Services)	797
385,261	Rio Tinto PLC (Metals & Mining)	14,706
638,873	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	17,632
1,053,861	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	30,274
216,776	Royal Mail PLC (Air Freight & Logistics)	1,232
85,422	SEGRO PLC (Equity Real Estate Investment Trusts)	483
24,845	Severn Trent PLC (Water Utilities)	679
668,568	SSE PLC (Electric Utilities)	12,764
12,882	St James Place PLC (Insurance)	161
204,865	Standard Life PLC (Insurance)	938
141,915	Tate & Lyle PLC (Food Products)	1,235
211,983	Taylor Wimpey PLC (Household Durables)	400
39,877	The Berkeley Group Holdings PLC (Household Durables)	1,378
21,514	TP ICAP PLC (Capital Markets)	115
71,243	United Utilities Group PLC (Water Utilities)	789
7,164,589	Vodafone Group PLC (Wireless Telecommunication Services)	17,628
293,199	William Hill PLC (Hotels, Restaurants & Leisure)	1,047
8,931	Willis Towers Watson PLC (Insurance)	1,092

		369,002

	United States — 0.22%
2,437	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	1,828

Shares or Principal Amount (000)	Security Description	Value (000)
	United States (continued)
58,000	International Game Technology PLC (Hotels, Restaurants & Leisure)	$1,480
14,162	WABCO Holdings, Inc. (Machinery) (a)	1,503

		4,811

	Total Common Stocks	1,884,259

	Preferred Stocks — 0.87%
	Germany — 0.87%
8,014	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	612
19,606	Henkel AG & Co. KGaA – Preferred (Household Products)	2,334
114,667	Volkswagen AG – Preferred (Automobiles)	16,041

	Total Preferred Stocks	18,987

	Right — 0.00%
	France — 0.00%
248,091	TOTAL S.A. (Oil, Gas & Consumable Fuels)*	—

	Total Right	—

	Time Deposit — 0.60%
$13,221	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	13,221

	Total Time Deposit	13,221

	Mutual Funds — 11.56%
105,415	Aberdeen Japan Investment Trust PLC	689
493,130	Alliance Trust PLC	3,865
135,847	Allianz Technology Trust PLC	1,365
151,000	Biotech Growth Trust PLC (The)	1,308
522,849	BlackRock International Growth Fund	2,881
742,000	Dreyfus Treasury Prime Cash Management Fund, 0.31% (c)	742
588,000	Dunedin Income Growth Investment Trust PLC	1,759
380,000	Edinburgh Dragon Trust PLC	1,411
459,789	Edinburgh Worldwide Investment Trust PLC	2,814
200,500	European Investment Trust PLC	1,947
4,109,000	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^(c)	4,109
1,837,950	Fidelity European Values PLC	4,147
75,000	Fidelity Japanese Values PLC	94
40,000	Fidelity Special Values PLC	113
220,000	Foreign & Colonial Investment Trust PLC	1,473
618,000	Henderson Alternative Strategies Trust PLC	2,050
92,500	Henderson European Focus Trust PLC	1,256
214,745	Henderson EuroTrust PLC	2,508
238,097	Japan Smaller Capitalization Fund	2,314
395,000	JPMorgan European Investment Trust PLC – Growth	1,252
1,184,500	JPMorgan European Smaller Companies Trust PLC	4,267

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds (continued)
723,501	JPMorgan Japan Smaller Companies Investment Trust	$2,678
846,533	JPMorgan Japanese Investment Trust PLC	3,432
242,000	JPMorgan Smaller Companies Investment Trust PLC	2,464
361,693	Martin Currie Asia Unconstrained Trust PLC	1,431
240,080	Montanaro European Smaller Companies Trust PLC	1,805
825,000	Perpetual Income & Growth Investment Trust	3,736
1,026,314	Polar Capital Global Financials Trust PLC	1,624
1,325,285	Schroder Japan Growth Fund PLC	3,111
664,500	Schroder UK Growth Fund PLC	1,360
355,000	Schroder UK Mid & Small Capital Fund PLC	1,905
3,543,000	SSgA U.S. Government Money Market Fund, 0.17% (c)	3,543
7,425,000	State Street Institutional Treasury Money Market Fund, 0.35% (c)	7,425
169,997,000	State Street Institutional Treasury Plus Money Market Fund, 0.35% (c)	169,997
22,035	Tekla Healthcare Investors Fund	466
240,000	TR European Growth Trust PLC	2,284
324,000	Witan Investment Trust PLC	3,591

	Total Mutual Funds	253,216

	Repurchase Agreement — 0.09%
$1,994	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $1,993,863 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $2,033,643)^^	1,994

	Total Repurchase Agreement	1,994

	Total Investments (cost $2,115,107) — 99.12%	2,171,677
	Other assets in excess of liabilities — 0.88%	19,382

	Net Assets — 100.00%	$2,191,059

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $5,903 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, LTD	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	6.51%	52.97%	16.83%	0.05%	9.64%	—	—	86.00%
Preferred Stocks	0.11%	0.03%	0.73%	—	—	—	—	0.87%
Right	—	—	—	—	—	0.00%	—	0.00%
Time Deposit	0.13%	—	0.46%	—	—	0.01%	—	0.60%
Mutual Funds	0.09%	0.04%	—	3.16%	0.25%	8.01%	0.01%	11.56%
Repurchase Agreement	0.04%	0.01%	—	—	0.04%	—	—	0.09%
Other Assets (Liabilities)	-0.11%	0.48%	0.01%	0.01%	-0.11%	0.60%	0.00%	0.88%

Total Net Assets	6.77%	53.53%	18.03%	3.22%	9.82%	8.62%	0.01%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(223)	Japanese Yen Future	$(23,964)	3/13/17	$397
2,233	Mini MSCI EAFE Index Future	187,081	3/17/17	(1,918)

	Net Unrealized Appreciation/(Depreciation)			$(1,521)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.25%
	Brazil — 6.08%
3,648,200	Ambev SA (Beverages)	$18,392
834,600	Banco do Brasil SA (Banks)	7,206
1,071,000	BB Seguridade Participacoes SA (Insurance)	9,317
138,722	BRF – Brazil Foods SA, ADR (Food Products)	2,048
92,700	BRF SA (Food Products)	1,375
925,300	Cia Hering (Specialty Retail)	4,301
637,594	Companhia Paranaense de Energia-Copel, ADR (Electric Utilities)	5,407
393,081	CPFL Energia SA (Electric Utilities)	3,046
774,600	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	2,445
2,309,088	Duratex SA (Paper & Forest Products) (a)	4,827
348,110	Embraer SA, ADR (Aerospace & Defense)	6,701
119,500	Fibria Celulose SA (Paper & Forest Products)	1,171
855,629	Fibria Celulose SA – Sponsored ADR (Paper & Forest Products)	8,223
2,512,600	JBS SA (Food Products)	8,804
173,285	Magnesita Refratarios SA (Construction Materials) (a)	1,265
512,200	Natura Cosmeticos SA (Personal Products)	3,624
769,249	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	7,777
126,600	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	807

		96,736

	Chile — 1.66%
27,101	Banco de Credito e Inversiones SA (Banks)	1,372
1,311,919	Cencosud SA (Food & Staples Retailing)	3,685
2,726,400	Empresa Nacional de Electricidad SA (Independent Power & Renewable Electricity Producers)	1,800
771,375	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services) (a)(b)	8,191
15,834,244	Enersis Chile SA (Electric Utilities)	1,467
23,402,084	Enersis SA (Electric Utilities)	3,807
587,822,771	Itau CorpBanca (Banks) (a)	4,935
733,700	Vina Concha y Toro SA (Beverages)	1,178

		26,435

	China — 23.04%
21,651,000	Agricultural Bank of China Ltd., H Shares (Banks)	8,837
8,504,000	Air China Ltd. (Airlines)	5,402
3,483,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)^	9,426
31,465,100	Bank of China Ltd., H Shares (Banks)	13,875
9,519,000	Bank of Communications Co. Ltd., H Shares (Banks)	6,846
3,406,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	4,675
5,620,000	CAR, Inc. (Road & Rail)^(a)	5,464
14,542,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	9,240

Shares	Security Description	Value (000)
	China (continued)
48,769,350	China Construction Bank Corp., H Shares (Banks)	$37,351
2,771,000	China Everbright Bank Co. Ltd., H Shares (Banks)	1,257
6,241,337	China Evergrande Group (Real Estate Management & Development)^	3,869
4,058,000	China Life Insurance Co. Ltd., H Shares (Insurance)	10,490
4,597,500	China Merchants Bank Co. Ltd., H Shares (Banks)	10,723
121,401	China Mobile Ltd., ADR (Wireless Telecommunication Services)	6,365
2,716,500	China Mobile Ltd. (Wireless Telecommunication Services)	28,642
9,479,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	6,676
2,247,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	2,880
8,880,000	China Resources Cement Holdings Ltd. (Construction Materials)	3,434
1,977,000	China Resources Land Ltd. (Real Estate Management & Development)	4,424
7,736,143	China Resources Power Holdings Co. Ltd. (Independent Power & Renewable Electricity Producers)	12,237
5,943,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	11,109
1,399,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	3,182
13,891,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail) (b)	4,032
2,504,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,465
9,792,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	12,170
14,451,996	Cosco Pacific Ltd. (Transportation Infrastructure) (b)	14,483
6,019,000	Country Garden Holdings Co. (Real Estate Management & Development)	3,355
5,012,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	4,869
1,812,000	ENN Energy Holdings Ltd. (Gas Utilities)	7,425
3,191,000	Haier Electronics Group Co. Ltd. (Household Durables)	5,006
3,623,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)	6,173
61,483,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	36,660
2,584,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	3,258
12,548,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^(a)(b)	4,928
58,110,737	Parkson Retail Group Ltd. (Multiline Retail)^(b)	6,350
7,066,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	5,248
1,607,500	Ping An Insurance Group Co. of China (Insurance)	7,987
5,181,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	13,969

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
1,291,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	$2,948
1,482,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	1,929
11,914,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	5,296
1,925,500	Soho China Ltd. (Real Estate Management & Development)	945
2,620,000	Weichai Power Co. Ltd. (Machinery)	4,018
7,702,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	7,333

		366,251

	Colombia — 0.26%
12,177	Bancolombia SA, ADR (Banks)	447
8,084,636	Ecopetrol SA (Oil, Gas & Consumable Fuels) (a)	3,717

		4,164

	Egypt — 0.23%
884,925	Commercial International Bank Egypt SAE (Banks)	3,591

	Greece — 0.17%
284,438	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	2,671

	Hong Kong — 0.90%
9,617,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	5,387
1,967,000	Far East Horizon Ltd. (Diversified Financial Services)	1,680
4,050,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,088
1,056,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,272
3,752,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure)	2,163
3,701,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	1,650
7,582,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,033

		14,273

	Hungary — 0.79%
67,140	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	4,712
175,586	OTP Bank Nyrt PLC (Banks)	5,019
131,320	Richter Gedeon Nyrt (Pharmaceuticals)	2,776

		12,507

	India — 8.86%
34,290	ACC Ltd. (Construction Materials)	672
525,700	Ambuja Cements Ltd. (Construction Materials)	1,594
126,400	Bajaj Auto Ltd. (Automobiles)	4,895
4,122,640	Bank of India (Banks) (a)	6,491
1,934,771	Bharat Heavy Electricals Ltd. (Electrical Equipment)	3,442

Shares	Security Description	Value (000)
	India (continued)
534,200	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	$4,991
656,270	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	2,332
8,842,285	Chennai Super Kings Cricket Ltd. (Media)*(a)	—
997,300	Coal India Ltd. (Oil, Gas & Consumable Fuels)	4,396
231,300	GAIL India Ltd. (Gas Utilities)	1,493
185,665	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	2,426
3,548,479	ICICI Bank Ltd. (Banks)	13,288
3,542,892	India Cements Ltd. (Construction Materials)	6,059
289,988	Infosys Ltd. (IT Services)	4,305
2,256,047	ITC Ltd. (Tobacco)	8,015
1,901,598	NMDC Ltd. (Metals & Mining)	3,438
4,163,449	NTPC Ltd. (Independent Power & Renewable Electricity Producers)	10,091
1,684,185	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,735
178,000	Oil India Ltd. (Oil, Gas & Consumable Fuels)	1,184
2,514,199	Punjab National Bank (Banks) (a)	4,247
964,182	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	15,338
435,008	Rural Electrification Corp. Ltd. (Diversified Financial Services)	798
2,053,306	State Bank of India (Banks)	7,531
5,802,442	Steel Authority of India Ltd. (Metals & Mining) (a)	4,187
150,224	Tata Consultancy Services Ltd. (IT Services)	5,226
165,884	Tata Motors Ltd. (Automobiles)	1,150
98,985	Tata Motors Ltd. – Sponsored ADR (Automobiles)	3,404
817,700	Tata Power Co. Ltd. (Electric Utilities)	913
1,096,175	Tech Mahindra Ltd. (IT Services)	7,878
916,800	Wipro Ltd. (IT Services)	6,401

		140,920

	Indonesia — 1.90%
3,859,077	PT Astra Agro Lestari Tbk (Food Products)	4,799
2,757,600	PT Astra International Tbk (Automobiles)	1,687
5,479,800	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,734
3,899,900	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	4,443
4,270,900	PT Indofood Sukses Makmur Tbk (Food Products)	2,502
5,403,300	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,078
1,497,900	PT Semen Gresik (Persero) Tbk (Construction Materials)	1,017
25,119,850	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	7,391
1,658,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	2,609

		30,260

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia — 1.76%
1,224,600	AMMB Holdings Berhad (Banks)	$1,175
904,087	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	597
1,659,600	Felda Global Ventures Holdings Berhad (Food Products)	573
3,852,200	IOI Corp. Berhad (Food Products)	3,769
284,500	Lafarge Malayan Cement Berhad (Construction Materials)	456
6,952,514	Malayan Banking Berhad (Banks)	12,696
1,253,400	Maxis Berhad (Wireless Telecommunication Services)	1,669
2,863,100	Sime Darby Berhad (Industrial Conglomerates)	5,167
780,500	UMW Holdings Berhad (Automobiles)	795
2,570,100	YTL Corp. Berhad (Multi-Utilities)	889
843,800	YTL Power International Berhad (Multi-Utilities)	280

		28,066

	Mexico — 3.82%
3,842,018	Alpek SAB de CV (Chemicals)	4,591
8,636,400	America Movil SAB de CV (Wireless Telecommunication Services)	5,427
443,091	Cemex SAB de CV, ADR (Construction Materials) (a)	3,558
687,200	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	4,358
881,200	Compartamos SAB de CV (Consumer Finance)	1,418
1,902,800	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	2,909
342,905	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	4,938
537,168	Grupo Financiero Santander Mexico SAB de CV, Class – B, ADR (Banks)	3,862
2,891,945	Grupo Mexico SAB de CV, Series B (Metals & Mining)	7,856
2,578,100	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	4,644
2,291,061	Mexichem SAB de CV (Chemicals)	5,199
6,152,200	Nemak SA de CV (Auto Components) (c)	5,516
399,005	Telesites SAB de CV (Diversified Telecommunication Services) (a)	217
412,222	Volaris Aviation Holding Co., ADR (Airlines) (a)	6,200

		60,693

	Peru — 0.55%
55,700	Credicorp Ltd. (Banks)	8,793

	Philippines — 0.84%
2,005,840	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	2,858
1,230,200	Aboitiz Power Corp. (Independent Power & Renewable Electricity Producers)	1,030
3,391,500	Alliance Global Group, Inc. (Industrial Conglomerates)	871
6,692,900	DMCI Holdings, Inc. (Industrial Conglomerates)	1,783
3,118,260	Metropolitan Bank & Trust Co. (Banks)	4,551

Shares	Security Description	Value (000)
	Philippines (continued)
81,100	PLDT, Inc. (Wireless Telecommunication Services)	$2,224

		13,317

	Poland — 1.69%
27,130	Bank Handlowy w Warszawie SA (Banks)	495
110,600	Bank Pekao SA (Banks)	3,323
168,200	Energa SA (Electric Utilities)^	366
979,469	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	6,583
1,886,823	Powszechny Zaklad Ubezpieczen SA (Insurance)	14,969
443,100	Synthos SA (Chemicals)	483
461,400	Telekomunikacja Polska SA (Diversified Telecommunication Services)	607

		26,826

	Qatar — 0.53%
48,700	Doha Bank QSC (Banks)	466
228,155	Industries Qatar QSC (Industrial Conglomerates)	7,347
67,100	The Commercial Bank of Qatar QSC (Banks)	598

		8,411

	Russia — 3.04%
1,198,513	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels) (b)	6,100
109,496	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	6,133
301,319	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	16,911
33,151	Magnit PJSC (Food & Staples Retailing)	5,958
92,588	MegaFon PJSC, GDR (Wireless Telecommunication Services) (c)	879
439,790	MegaFon PJSC, GDR (Wireless Telecommunication Services) (c)	4,156
456,451	Sberbank of Russia, ADR (Banks)	5,256
193,364	Severstal, Registered Shares, GDR (Metals & Mining)	2,914

		48,307

	South Africa — 5.97%
86,800	African Rainbow Minerals Ltd. (Metals & Mining)	618
566,355	Barclays Africa Group Ltd. (Banks)	6,957
441,690	Brait SE (Capital Markets)	2,812
185,800	Coronation Fund Managers Ltd. (Capital Markets)	951
237,300	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^	1,533
2,065,063	FirstRand Ltd. (Diversified Financial Services)	7,975
1,891,766	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	3,564
405,600	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	3,467
689,504	Imperial Holdings Ltd. (Distributors)	9,129
84,843	Liberty Holdings Ltd. (Insurance)	681
1,524,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	3,612
906,600	MMI Holdings Ltd. (Insurance)	1,550

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
482,830	MTN Group Ltd. (Wireless Telecommunication Services)	$4,425
4,536,003	Nampak Ltd. (Containers & Packaging)	6,108
5,643,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	4,599
431,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	3,599
439,745	Sasol Ltd. (Chemicals)	12,630
652,158	Standard Bank Group Ltd. (Banks)	7,186
677,041	The Foschini Group Ltd. (Specialty Retail)	7,823
987,786	Truworths International Ltd. (Specialty Retail)	5,734

		94,953

	South Korea — 14.47%
12,692	CJ Cheiljedang Corp. (Food Products)	3,756
48,970	Com2uS Corp. (Software)^	3,529
86,700	Coway Co. Ltd. (Household Durables)	6,338
74,900	Daewoo International Corp. (Trading Companies & Distributors)	1,672
146,700	Daewoo Securities Co. Ltd. (Capital Markets)^	878
106,793	DGB Financial Group, Inc. (Banks)	863
35,070	Dongbu Insurance Co. Ltd. (Insurance)	1,817
10,030	Doosan Corp. (Industrial Conglomerates)	870
50,989	E-Mart Co. Ltd. (Food & Staples Retailing)	7,722
83,100	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	3,718
425,300	Halla Climate Control Corp. (Auto Components)	3,622
226,289	Hana Financial Group, Inc. (Banks)	5,842
81,823	Hankook Tire Co. Ltd. (Auto Components)	3,934
143,375	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	5,277
17,840	Hyosung Corp. (Chemicals)	2,145
49,941	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,300
26,757	Hyundai Mobis Co. Ltd. (Auto Components)	5,843
52,147	Hyundai Motor Co. Ltd. (Automobiles)	6,292
206,100	Industrial Bank of Korea (Banks)	2,163
184,100	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	5,449
175,415	KB Financial Group, Inc., ADR (Banks)	6,190
232,692	KB Financial Group, Inc. (Banks)	8,225
14,912	KCC Corp. (Building Products)	4,433
32,230	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	1,444
428,315	Kia Motors Corp. (Automobiles)	13,904
95,258	Korea Electric Power Corp., ADR (Electric Utilities)	1,760
143,962	Korea Investment Holdings Co. Ltd. (Capital Markets)	4,990
174,600	Korea Life Insurance Co. Ltd. (Insurance)	943
91,764	KT&G Corp. (Tobacco)	7,677
10,970	Kumho Petro Chemical Co. Ltd. (Chemicals)	744
30,274	LG Chem Ltd. (Chemicals)	6,529
116,525	LG Corp. (Industrial Conglomerates)	5,786

Shares	Security Description	Value (000)
	South Korea (continued)
509,431	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	$13,220
63,248	Lig Nex1 Co., Ltd. (Aerospace & Defense)^	4,212
24,061	LS Corp. (Electrical Equipment)	1,181
23,700	LS Industrial Systems Co. Ltd. (Electrical Equipment)	779
39,012	POSCO (Metals & Mining)	8,284
67,298	POSCO, ADR (Metals & Mining)	3,537
27,720	Samsung Card Co. Ltd. (Consumer Finance)	912
26,446	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	39,366
441,584	Shinhan Financial Group Co. Ltd. (Banks)	16,562
7,638	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,416
473,154	Woori Bank (Banks)	4,987

		230,111

	Taiwan — 9.28%
10,951,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	11,166
1,349,971	Asia Cement Corp. (Construction Materials)	1,098
579,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	4,741
1,459,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	3,862
2,043,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	3,835
643,119	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,489
8,626,000	China Development Financial Holding Corp. (Banks)	2,148
673,000	China Motor Corp. (Automobiles)	547
2,056,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	6,457
5,039,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	2,879
753,000	CTCI Corp. (Construction & Engineering)	1,138
996,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	2,239
942,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	860
2,963,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	4,673
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
471,700	Highwealth Construction Corp. (Real Estate Management & Development)	666
2,121,839	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	5,520
842,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	2,052
2,897,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,977
350,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	769

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
2,572,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	$3,869
893,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	5,973
6,038,477	Mega Financial Holding Co. Ltd. (Banks)	4,294
714,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,347
1,979,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	4,709
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
835,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,241
5,201,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	9,692
505,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	874
520,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,642
432,000	Ruentex Development Co. Ltd. (Real Estate Management & Development) (a)	491
658,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,088
18,624,969	Shin Kong Financial Holding Co. Ltd. (Insurance) (a)	4,550
3,702,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	5,492
1,678,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	4,826
1,593,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,602
2,042,000	Taiwan Cement Corp. (Construction Materials)	2,220
499,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	621
1,050,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	3,381
2,334,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	13,074
241,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	637
321,000	Tung Thih Electronic Co., Ltd. (Auto Components)	2,862
543,000	U-Ming Marine Transport Corp. (Marine)	423
977,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,693
666,000	Wan Hai Lines Ltd. (Marine)	337
3,047,387	Wistron Corp. (Technology Hardware, Storage & Peripherals)	2,349
1,676,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,970
16,601,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	6,157

		147,533

Shares	Security Description	Value (000)
	Thailand — 1.58%
467,600	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	$1,915
2,358,000	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	10,602
216,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	961
1,012,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	539
888,600	BEC World Public Co. Ltd. (Media)	411
5,208,500	BTS Group Holdings Public Co. Ltd. (Road & Rail)	1,242
426,200	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	968
235,800	Glow Energy Public Co. Ltd. (Independent Power & Renewable Electricity Producers)	520
1,577,400	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	777
732,442	PTT Chemical Public Co. Ltd. (Chemicals)	1,284
1,093,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,931
697,300	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	2,958

		25,108

	Turkey — 1.04%
329,494	Coca-Cola Icecek A/S (Beverages)	3,092
1,554,836	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	2,370
1,176,500	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,713
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining) (a)	—
267,100	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	1,062
206,100	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,439
423,200	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	633
2,383,992	Turkiye Halk Bankasi A/S (Banks)	6,305

		16,614

	United Arab Emirates — 0.79%
3,356,106	Abu Dhabi Commercial Bank PJSC (Banks)	6,297
2,940	DP World Ltd. (Transportation Infrastructure)	51
814,500	Dubai Islamic Bank PJSC (Banks)	1,235
1,267,180	Emaar Properties PJSC (Real Estate Management & Development)	2,457
736,900	First Gulf Bank PJSC (Banks)	2,578

		12,618

	Total Common Stocks	1,419,158

	Preferred Stocks — 2.47%
	Brazil — 1.32%
1,246,200	Banco do Estado do Rio Grande do Sul SA – Preferred, Series B, B Shares (Banks)	3,952
1,127,912	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	2,674

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
146,300	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	$1,230
1,327,884	Gerdau SA – Preferred, ADR (Metals & Mining)	4,170
1,062,823	Itausa – Investimentos Itau SA – Preferred (Banks)	2,705
3,497,104	Marcopolo SA – Preferred (Machinery)	2,945
3,153,422	Randon Participacoes SA – Preferred (Machinery) (a)	3,345

		21,021

	Colombia — 0.07%
2,749,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	1,113

	South Korea — 1.08%
60,400	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	4,961
38,700	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	3,063
7,737	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	9,162

		17,186

	Total Preferred Stocks	39,320

	Right — 0.00%
	Qatar — 0.00%
116	Commercial Bank of Qatar – Rights (Banks)	—

	Total Right	—

	Time Deposit — 0.33%
$5,253	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 1/3/17	5,253

	Total Time Deposit	5,253

	Exchange-Traded Fund — 0.70%
319,784	iShares MSCI Emerging Markets Index Fund ETF	11,196

	Total Exchange-Traded Fund	11,196

	Mutual Funds — 6.49%
8,494,000	Federated Treasury Obligations Fund, Institutional Shares, 0.37%^^(d)	8,494
1,000	State Street Institutional Treasury Money Market Fund, 0.35% (d)	1
94,769,000	State Street Institutional Treasury Plus Money Market Fund, 0.35% (d)	94,769

	Total Mutual Funds	103,264

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.26%
$4,122	Jefferies LLC, 0.45%, 1/3/17 (Purchased on 12/30/16, proceeds at maturity $4,121,962 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $4,204,200)^^	$4,122

	Total Repurchase Agreement	4,122

	Total Investments (cost $1,659,618) — 99.50%	1,582,313
	Other assets in excess of liabilities — 0.50%	8,009

	Net Assets — 100.00%	$1,590,322

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $13,766 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 2.77% of the Portfolio’s net assets.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on December 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	46.11%	43.14%	—	—	89.25%
Preferred Stocks	1.08%	1.39%	—	—	2.47%
Right	—	0.00%	—	—	0.00%
Time Deposit	0.33%	—	—	—	0.33%
Exchange-Traded Fund	0.70%	—	—	—	0.70%
Mutual Funds	0.32%	0.35%	1.65%	4.17%	6.49%
Repurchase Agreement	0.15%	0.11%	—	—	0.26%
Other Assets (Liabilities)	-0.06%	0.24%	0.32%	0.00%	0.50%

Total Net Assets	48.63%	45.23%	1.97%	4.17%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1,464	Mini MSCI Emerging Markets Index Future	$62,871	3/17/17	$(506)

	Net Unrealized Appreciation/(Depreciation)			$(506)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.44%
$20	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, Callable 1/20/19 @ 100.00	1.86	10/21/19	$20
50	Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.39	1/15/21	50
8	CarMax Auto Owner Trust, Series 2014-2, Class A3, Callable 6/15/18 @ 100.00	0.98	1/15/19	8
100	Chase Issuance Trust, Series 2014-A7, Class A	1.38	11/15/19	100
100	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4	1.23	4/24/19	100
20	Fifth Third Auto Trust, Series 2014-3, Class A4, Callable 4/15/18 @ 100.00	1.47	5/17/21	20
25	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 1/15/20 @ 100.00	1.33	10/15/20	25
13	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, Callable 1/15/18 @ 100.00	0.99	9/17/18	13
20	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4, Callable 2/15/17 @ 100.00	1.21	10/15/20	20
25	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, Callable 8/15/18 @ 100.00	2.13	8/17/20	25
7	World Omni Auto Receivables Trust, Series 2014-A, Class A3, Callable 2/15/18 @ 100.00	0.94	4/15/19	7

	Total Asset Backed Securities			388

	Collateralized Mortgage Obligations — 1.59%
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	49
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31	4/10/49	25
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	26
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	20
50	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	50
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	20
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	52
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	26
30	Commercial Mortgage Trust, Series 2014-CR15, Class A4 (a)	4.07	2/10/47	32
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	27
65	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.59	4/25/23	64
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	25
30	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	30
21	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	22
13	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	13
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	50
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
15	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	16
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	31
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	51
44	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	46
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15	11/25/25	25
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	37
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	32
45	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	48
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06	7/10/48	21
20	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	21
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	26
20	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	21
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	26
50	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	51
30	Mercedes-Benz Auto Receivables Trust, Series 15-1, Class A4, Callable 6/15/19 @ 100.00 (a)	1.75	12/15/21	30
21	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	22
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	25
70	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	70
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	25
25	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74	8/15/47	26
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	$26
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	30
50	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class ASB	2.93	11/15/59	50
17	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	17

	Total Collateralized Mortgage Obligations			1,401

	U.S. Government Agency Mortgages — 26.16%
81	Fannie Mae, Pool #AS2673	2.00	5/1/29	80
103	Fannie Mae, Pool #AP4742	2.50	8/1/27	103
103	Fannie Mae, Pool #MA1277	2.50	12/1/27	104
105	Fannie Mae, Pool #MA1210	2.50	9/1/49	105
58	Fannie Mae, Pool #AB7391	2.50	12/1/42	55
25	Fannie Mae, Pool #MA2789	2.50	10/1/36	24
66	Fannie Mae, Pool #AU6677	2.50	9/1/28	66
25	Fannie Mae, Pool #BE3032	2.50	1/1/32	25
66	Fannie Mae, Pool #AU1660	2.50	7/1/28	66
31	Fannie Mae, Pool #AS4946	2.50	5/1/30	31
25	Fannie Mae, Pool #BE2201	2.50	12/1/31	25
66	Fannie Mae, Pool #AU0293	2.50	8/1/28	66
41	Fannie Mae, Pool #AY1861 (a)	2.69	1/1/45	42
96	Fannie Mae, Pool #AK0006	3.00	1/1/27	99
119	Fannie Mae, Pool #AO0752	3.00	4/1/42	119
95	Fannie Mae, Pool #MA1307	3.00	1/1/33	97
49	Fannie Mae, Pool #BC9681	3.00	6/1/46	49
79	Fannie Mae, Pool #AS0302	3.00	8/1/43	78
104	Fannie Mae, Pool #AP6493	3.00	9/1/42	104
162	Fannie Mae, Pool #AQ7920	3.00	12/1/42	162
18	Fannie Mae, Pool #AO7628	3.00	6/1/27	18
121	Fannie Mae, Pool #AP2465	3.00	8/1/42	121
171	Fannie Mae, Pool #AP6375	3.00	9/1/42	171
32	Fannie Mae, Pool #AZ2936	3.00	9/1/45	32
22	Fannie Mae, Pool #890566	3.00	12/1/43	21
21	Fannie Mae, Pool #MA2416	3.00	10/1/35	21
66	Fannie Mae, Pool #AY2961	3.00	5/1/45	66
50	Fannie Mae, Pool #BD5797	3.00	9/1/46	49
50	Fannie Mae, Pool #BC9003	3.00	11/1/46	50
25	Fannie Mae, Pool #BA4786	3.00	2/1/31	26
24	Fannie Mae, Pool #BA6865	3.00	12/1/30	24
98	Fannie Mae, Pool #AB7099	3.00	11/1/42	98
50	Fannie Mae, Pool #AS8483	3.00	12/1/46	50
71	Fannie Mae, Pool #AB4483	3.00	2/1/27	73
72	Fannie Mae, Pool #AB8897	3.00	4/1/43	72
80	Fannie Mae, Pool #MA2246	3.00	4/1/30	82
22	Fannie Mae, Pool #MA2523	3.00	2/1/36	22
38	Fannie Mae, Pool #MA2230	3.00	4/1/35	39
42	Fannie Mae, Pool #MA2287	3.00	6/1/35	42
50	Fannie Mae, Pool #AS8276	3.00	11/1/46	49
59	Fannie Mae, Pool #AS5977	3.00	10/1/30	61
80	Fannie Mae, Pool #AJ3079	3.00	11/1/26	83
25	Fannie Mae, Pool #AS8424	3.00	12/1/36	25
73	Fannie Mae, Pool #AT2127	3.00	4/1/43	73
56	Fannie Mae, Pool #AU8932	3.00	11/1/28	57
37	Fannie Mae, Pool #AU3353	3.00	8/1/43	37
19	Fannie Mae, Pool #AX7686	3.00	1/1/45	18
72	Fannie Mae, Pool #AT0682	3.00	4/1/43	72

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$18	Fannie Mae, Pool #AX0103	3.50	8/1/29	$19
21	Fannie Mae, Pool #BA1893	3.50	8/1/45	21
30	Fannie Mae, Pool #MA1921	3.50	6/1/34	32
166	Fannie Mae, Pool #AB4689	3.50	3/1/42	171
49	Fannie Mae, Pool #BC2926	3.50	3/1/46	51
50	Fannie Mae, Pool #BA3123	3.50	2/1/46	51
17	Fannie Mae, Pool #AX0159	3.50	9/1/29	18
64	Fannie Mae, Pool #MA1059	3.50	5/1/32	66
39	Fannie Mae, Pool #MA1107	3.50	7/1/32	41
23	Fannie Mae, Pool #MA2522	3.50	2/1/46	23
71	Fannie Mae, Pool #MA2125	3.50	12/1/44	73
49	Fannie Mae, Pool #MA2706	3.50	8/1/46	50
41	Fannie Mae, Pool #AY3377	3.50	4/1/45	42
54	Fannie Mae, Pool #AX9530	3.50	2/1/45	55
79	Fannie Mae, Pool #AS3133	3.50	8/1/44	81
43	Fannie Mae, Pool #AZ0862	3.50	7/1/45	44
123	Fannie Mae, Pool #AB6017	3.50	8/1/42	127
65	Fannie Mae, Pool #AB2052	3.50	1/1/26	68
23	Fannie Mae, Pool #BC1074	3.50	12/1/45	24
47	Fannie Mae, Pool #AS7388	3.50	6/1/46	48
56	Fannie Mae, Pool #MA1980	3.50	8/1/44	58
20	Fannie Mae, Pool #AS5596	3.50	8/1/45	21
112	Fannie Mae, Pool #AQ0546	3.50	11/1/42	116
120	Fannie Mae, Pool #AP9390	3.50	10/1/42	123
46	Fannie Mae, Pool #AS6102	3.50	11/1/45	47
21	Fannie Mae, Pool #AJ1886	3.50	3/1/42	22
73	Fannie Mae, Pool #AS4771	3.50	4/1/45	75
116	Fannie Mae, Pool #AL1717	3.50	5/1/27	121
241	Fannie Mae, Pool #AO2548	3.50	4/1/42	248
36	Fannie Mae, Pool #AJ4867	3.50	1/1/42	37
20	Fannie Mae, Pool #AS4236	3.50	1/1/45	20
195	Fannie Mae, Pool #AO8137	3.50	8/1/42	201
22	Fannie Mae, Pool #AS6394	3.50	12/1/45	23
61	Fannie Mae, Pool #AS4772	3.50	4/1/45	63
47	Fannie Mae, Pool #AJ8476	3.50	12/1/41	48
27	Fannie Mae, Pool #AT2673	3.50	4/1/43	27
17	Fannie Mae, Pool #AZ1210	4.00	5/1/45	18
30	Fannie Mae, Pool #AJ6153	4.00	11/1/41	32
60	Fannie Mae, Pool #AS3903	4.00	11/1/44	63
67	Fannie Mae, Pool #AS3467	4.00	10/1/44	71
21	Fannie Mae, Pool #AS3638	4.00	10/1/44	22
87	Fannie Mae, Pool #AI1186	4.00	4/1/41	92
64	Fannie Mae, Pool #AS3468	4.00	10/1/44	67
117	Fannie Mae, Pool #AI8534	4.00	8/1/41	123
57	Fannie Mae, Pool #AS3293	4.00	9/1/44	60
58	Fannie Mae, Pool #AX0841	4.00	9/1/44	61
25	Fannie Mae, Pool #MA2415	4.00	10/1/45	26
24	Fannie Mae, Pool #AZ7362	4.00	11/1/45	26
64	Fannie Mae, Pool #AC7328	4.00	12/1/39	67
101	Fannie Mae, Pool #AH6242	4.00	4/1/26	107
18	Fannie Mae, Pool #AV0606	4.00	11/1/43	19
35	Fannie Mae, Pool #AU8849	4.00	11/1/43	37
58	Fannie Mae, Pool #MA0534	4.00	10/1/30	61
61	Fannie Mae, Pool #AH5859	4.00	2/1/41	64

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$50	Fannie Mae, Pool #AX7289	4.00	12/1/44	$52
260	Fannie Mae, Pool #190405	4.00	10/1/40	273
35	Fannie Mae, Pool #AS3975	4.00	12/1/44	36
22	Fannie Mae, Pool #AY9901	4.00	7/1/45	24
42	Fannie Mae, Pool #AS3452	4.00	9/1/44	44
61	Fannie Mae, Pool #AO2959	4.00	5/1/42	64
88	Fannie Mae, Pool #AJ5303	4.00	11/1/41	93
104	Fannie Mae, Pool #AJ7689	4.00	12/1/41	109
62	Fannie Mae, Pool #AI1888	4.50	5/1/41	67
17	Fannie Mae, Pool #930998	4.50	4/1/29	18
16	Fannie Mae, Pool #829106	4.50	10/1/20	17
185	Fannie Mae, Pool #AL1107	4.50	11/1/41	200
27	Fannie Mae, Pool #AH7521	4.50	3/1/41	29
26	Fannie Mae, Pool #AE4314	4.50	9/1/40	28
12	Fannie Mae, Pool #MA0481	4.50	8/1/30	12
22	Fannie Mae, Pool #AU9017	4.50	9/1/43	24
11	Fannie Mae, Pool #AB0339	4.50	1/1/20	11
54	Fannie Mae, Pool #AS2337	4.50	5/1/44	58
161	Fannie Mae, Pool #AE0217	4.50	8/1/40	174
13	Fannie Mae, Pool #AI8104	4.50	6/1/41	13
44	Fannie Mae, Pool #AA9781	4.50	7/1/24	46
9	Fannie Mae, Pool #735646	4.50	7/1/20	9
12	Fannie Mae, Pool #745278	4.50	6/1/19	12
78	Fannie Mae, Pool #AE0954	4.50	2/1/41	84
56	Fannie Mae, Pool #AS2751	4.50	6/1/44	61
33	Fannie Mae, Pool #AH5988	5.00	3/1/41	36
40	Fannie Mae, Pool #725238	5.00	3/1/34	44
14	Fannie Mae, Pool #890603	5.00	8/1/41	15
12	Fannie Mae, Pool #AE0945	5.00	12/1/20	13
181	Fannie Mae, Pool #889117	5.00	10/1/35	199
43	Fannie Mae, Pool #725027	5.00	11/1/33	47
28	Fannie Mae, Pool #AD0527	5.50	6/1/39	31
119	Fannie Mae, Pool #890221	5.50	12/1/33	134
91	Fannie Mae, Pool #725228	6.00	3/1/34	105
39	Fannie Mae, Pool #959451	6.00	12/1/37	44
40	Fannie Mae, Pool #889984	6.50	10/1/38	45
51	Fannie Mae, Pool #AE0442	6.50	1/1/39	58
10	Fannie Mae, Pool #888596	6.50	7/1/37	12
31	Fannie Mae, Pool #AL0583	6.50	10/1/39	36
25	Fannie Mae, 15 YR TBA	2.50	2/25/31	25
75	Fannie Mae, 15 YR TBA	2.50	1/25/31	75
550	Fannie Mae, 30 YR TBA	3.00	1/25/46	547
125	Fannie Mae, 30 YR TBA	3.00	2/25/46	124
350	Fannie Mae, 30 YR TBA	3.50	1/25/46	360
25	Fannie Mae, 30 YR TBA	3.50	2/25/46	26
25	Fannie Mae, 30 YR TBA	4.00	2/25/46	26
25	Fannie Mae, 30 YR TBA	4.00	1/25/46	26
56	Freddie Mac, Pool #J25686	2.00	9/1/28	55
42	Freddie Mac, Pool #849138 (a)	2.39	10/1/43	43
34	Freddie Mac, Pool #849578 (a)	2.42	12/1/44	34
64	Freddie Mac, Pool #G18475	2.50	8/1/28	65
50	Freddie Mac, Pool #J35896	2.50	12/1/31	50
182	Freddie Mac, Pool #G18459	2.50	3/1/28	182
65	Freddie Mac, Pool #G18470	2.50	6/1/28	66

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$31	Freddie Mac, Pool #J24626	2.50	7/1/28	$31
65	Freddie Mac, Pool #G18485	2.50	10/1/28	66
21	Freddie Mac, Pool #G07445	2.50	7/1/43	20
82	Freddie Mac, Pool #G08524	3.00	3/1/43	82
74	Freddie Mac, Pool #G08528	3.00	4/1/43	74
72	Freddie Mac, Pool #G08525	3.00	5/1/43	72
68	Freddie Mac, Pool #C04446	3.00	1/1/43	68
47	Freddie Mac, Pool #G15145	3.00	7/1/29	49
67	Freddie Mac, Pool #K90311	3.00	4/1/33	69
151	Freddie Mac, Pool #G08537	3.00	7/1/43	150
56	Freddie Mac, Pool #J25193	3.00	8/1/23	57
17	Freddie Mac, Pool #G18518	3.00	7/1/29	17
34	Freddie Mac, Pool #G18531	3.00	11/1/29	35
25	Freddie Mac, Pool #G18601	3.00	5/1/31	26
176	Freddie Mac, Pool #C09035	3.00	4/1/43	176
64	Freddie Mac, Pool #E09004	3.00	7/1/27	66
49	Freddie Mac, Pool #C91709	3.00	6/1/33	50
38	Freddie Mac, Pool #Q20542	3.00	7/1/43	38
45	Freddie Mac, Pool #J15438	3.00	5/1/21	47
47	Freddie Mac, Pool #J31327	3.00	4/1/30	48
18	Freddie Mac, Pool #C91809	3.00	2/1/35	19
24	Freddie Mac, Pool #J14241	3.00	1/1/26	24
38	Freddie Mac, Pool #Q20138	3.00	7/1/43	38
44	Freddie Mac, Pool #G08680	3.00	12/1/45	44
50	Freddie Mac, Pool #G08741	3.00	12/1/46	50
82	Freddie Mac, Pool #G08631	3.00	3/1/45	81
85	Freddie Mac, Pool #G08635	3.00	4/1/45	84
85	Freddie Mac, Pool #G08681	3.50	12/1/45	87
44	Freddie Mac, Pool #G08693	3.50	2/1/46	45
31	Freddie Mac, Pool #J14069	3.50	1/1/26	32
155	Freddie Mac, Pool #G08636	3.50	4/1/45	159
47	Freddie Mac, Pool #G08687	3.50	1/1/46	48
63	Freddie Mac, Pool #Q09896	3.50	8/1/42	65
25	Freddie Mac, Pool #Q40395	3.50	5/1/46	25
50	Freddie Mac, Pool #Q43933	3.50	10/1/46	51
59	Freddie Mac, Pool #Q18101	3.50	5/1/43	61
24	Freddie Mac, Pool #G08702	3.50	4/1/46	25
37	Freddie Mac, Pool #J30284	3.50	11/1/29	39
41	Freddie Mac, Pool #J13919	3.50	12/1/20	42
76	Freddie Mac, Pool #G08554	3.50	10/1/43	78
37	Freddie Mac, Pool #Q17596	3.50	4/1/43	38
24	Freddie Mac, Pool #G08623	3.50	1/1/45	25
48	Freddie Mac, Pool #G08698	3.50	3/1/46	49
64	Freddie Mac, Pool #C03759	3.50	2/1/42	66
22	Freddie Mac, Pool #G08627	3.50	2/1/45	22
79	Freddie Mac, Pool #G08667	3.50	9/1/45	81
242	Freddie Mac, Pool #G08495	3.50	6/1/42	249
81	Freddie Mac, Pool #C91456	3.50	6/1/32	84
32	Freddie Mac, Pool #G07283	3.50	7/1/42	33
97	Freddie Mac, Pool #G08637	4.00	4/1/45	102
66	Freddie Mac, Pool #Q24955	4.00	2/1/44	70
104	Freddie Mac, Pool #G08601	4.00	8/1/44	110
14	Freddie Mac, Pool #J14924	4.00	4/1/26	14
53	Freddie Mac, Pool #G08669	4.00	9/1/45	55

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$65	Freddie Mac, Pool #G08606	4.00	9/1/44	$68
8	Freddie Mac, Pool #J06163	4.00	1/1/20	8
129	Freddie Mac, Pool #A96286	4.00	1/1/41	135
56	Freddie Mac, Pool #Q26974	4.00	7/1/44	59
61	Freddie Mac, Pool #G06506	4.00	12/1/40	65
51	Freddie Mac, Pool #G08567	4.00	1/1/44	54
37	Freddie Mac, Pool #G08563	4.00	1/1/44	39
17	Freddie Mac, Pool #Q25548	4.00	4/1/44	18
69	Freddie Mac, Pool #Q27459	4.00	7/1/44	73
26	Freddie Mac, Pool #G11690	4.00	2/1/20	27
33	Freddie Mac, Pool #Q25809	4.00	4/1/44	35
133	Freddie Mac, Pool #A97692	4.50	3/1/41	143
24	Freddie Mac, Pool #C09059	4.50	3/1/44	26
14	Freddie Mac, Pool #C90686	4.50	6/1/23	15
63	Freddie Mac, Pool #A97186	4.50	3/1/41	67
9	Freddie Mac, Pool #A97658	4.50	3/1/41	9
35	Freddie Mac, Pool #Q04294	4.50	11/1/41	38
47	Freddie Mac, Pool #Q22671	4.50	11/1/43	51
11	Freddie Mac, Pool #J10406	4.50	8/1/24	12
60	Freddie Mac, Pool #G18303	4.50	3/1/24	64
20	Freddie Mac, Pool #Q24817	4.50	2/1/44	22
62	Freddie Mac, Pool #G01890	4.50	10/1/35	67
42	Freddie Mac, Pool #Q03305	4.50	9/1/41	46
12	Freddie Mac, Pool #Q01065	4.50	6/1/41	13
36	Freddie Mac, Pool #G01962	5.00	12/1/35	39
65	Freddie Mac, Pool #C01598	5.00	8/1/33	71
31	Freddie Mac, Pool #G08341	5.00	4/1/39	34
28	Freddie Mac, Pool #G04913	5.00	3/1/38	31
36	Freddie Mac, Pool #G04817	5.00	9/1/38	40
40	Freddie Mac, Pool #G05904	5.00	9/1/39	44
178	Freddie Mac, Pool #G01665	5.50	3/1/34	200
57	Freddie Mac, Pool #G04688	5.50	9/1/38	63
2	Freddie Mac, Pool #1G1537 (a)	5.63	2/1/37	2
21	Freddie Mac, Pool #G03616	6.00	12/1/37	24
75	Freddie Mac, Pool #G02794	6.00	5/1/37	85
7	Freddie Mac, Pool #C90989	6.00	9/1/26	8
25	Freddie Mac, Gold 15 YR TBA	2.50	1/15/32	25
25	Freddie Mac, Gold 15 YR TBA	2.50	2/15/31	25
375	Freddie Mac, Gold 30 YR TBA	3.00	1/15/46	373
100	Freddie Mac, Gold 30 YR TBA	3.00	2/15/47	99
25	Freddie Mac, Gold 30 YR TBA	3.50	2/15/46	26
275	Freddie Mac, Gold 30 YR TBA	3.50	1/15/46	282
25	Freddie Mac, Gold 30 YR TBA	4.00	2/15/46	26
17	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	17
18	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	18
29	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	29
21	Government National Mortgage Association, Pool #777254	2.50	3/15/43	20
22	Government National Mortgage Association, Pool #G25339	2.50	3/20/27	22
15	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	14
71	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	72
47	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	47
30	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	31
62	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	63
45	Government National Mortgage Association, Pool #626911	3.00	2/15/45	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$35	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	$35
235	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	239
64	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	65
57	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	58
43	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	44
71	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	72
70	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	71
42	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	43
69	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	70
31	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	32
44	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	44
43	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	43
62	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	63
48	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	50
47	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	50
45	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	46
48	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	50
37	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	38
50	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	53
35	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	36
56	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	59
175	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	182
23	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	24
14	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	14
47	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	49
57	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	59
40	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	42
44	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	45
43	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	44
44	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	46
30	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	31
48	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	50
100	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	104
28	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	29
55	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	58
187	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	195
20	Government National Mortgage Association, Pool #778157	3.50	3/15/42	21
52	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	54
27	Government National Mortgage Association, Pool #770602	4.00	9/15/41	29
101	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	108
44	Government National Mortgage Association, Pool #766495	4.00	10/15/41	47
68	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	72
34	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	36
31	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	33
35	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	37
35	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	37
55	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	58
90	Government National Mortgage Association, Pool #MA2446	4.00	12/20/44	95
19	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	21
67	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	71
46	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	49
12	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	13
41	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	44
25	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$17	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	$18
22	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	23
39	Government National Mortgage Association, Pool #738710	4.00	9/15/41	41
33	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	35
21	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	22
105	Government National Mortgage Association, Pool #005139	4.00	8/20/41	111
14	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	15
33	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	36
146	Government National Mortgage Association, Pool #004801	4.50	9/20/40	157
28	Government National Mortgage Association, Pool #738906	4.50	10/15/41	31
66	Government National Mortgage Association, Pool #721760	4.50	8/15/40	72
122	Government National Mortgage Association, Pool #737310	4.50	8/15/40	133
28	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	30
82	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	88
16	Government National Mortgage Association, Pool #724216	4.50	8/15/39	17
38	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	40
58	Government National Mortgage Association, Pool #697974	5.00	6/15/40	63
47	Government National Mortgage Association, Pool #697946	5.00	3/15/39	52
156	Government National Mortgage Association, Pool #004559	5.00	10/20/39	173
13	Government National Mortgage Association, Pool #704170	5.50	1/15/39	15
31	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	35
49	Government National Mortgage Association, Pool #510835	5.50	2/15/35	55
31	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	35
49	Government National Mortgage Association, Pool #781959	6.00	7/15/35	57
31	Government National Mortgage Association, Pool #004222	6.00	8/20/38	35
3	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3
25	Government National Mortgage Association, 30 YR TBA	2.50	1/20/47	24
25	Government National Mortgage Association, 30 YR TBA	2.50	2/20/46	24
575	Government National Mortgage Association, 30 YR TBA	3.00	1/20/46	583
100	Government National Mortgage Association, 30 YR TBA	3.00	2/20/46	101
75	Government National Mortgage Association, 30 YR TBA	3.50	2/20/46	78
800	Government National Mortgage Association, 30 YR TBA	3.50	1/20/46	832
25	Government National Mortgage Association, 30 YR TBA	4.00	1/20/46	27
25	Government National Mortgage Association, 30 YR TBA	4.00	2/20/46	26

	Total U.S. Government Agency Mortgages			23,042

	U.S. Government Agency Securities — 1.62%
75	Fannie Mae	0.88	5/21/18	75
25	Fannie Mae	0.88	2/8/18	25
50	Fannie Mae	0.88	8/2/19	49
25	Fannie Mae	1.00	8/28/19	25
25	Fannie Mae, Callable 3/9/17 @ 100.00	1.13	9/9/19	25
25	Fannie Mae, Series 0003, Callable 7/26/17 @ 100.00	1.13	7/26/19	25
65	Fannie Mae	1.25	5/6/21	63
60	Fannie Mae	1.50	6/22/20	60
60	Fannie Mae	1.63	11/27/18	60
50	Fannie Mae	1.88	9/18/18	51
25	Fannie Mae (b)(c)	1.94	10/9/19	24
30	Fannie Mae	5.63	7/15/37	40
50	Fannie Mae	6.25	5/15/29	66
20	Fannie Mae	6.63	11/15/30	28
10	Federal Farm Credit Bank	0.75	4/18/18	10
50	Federal Home Loan Bank	0.88	10/1/18	50
90	Federal Home Loan Bank	0.88	6/29/18	89
25	Federal Home Loan Bank	1.13	7/14/21	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$50	Federal Home Loan Bank	1.13	6/21/19	$50
60	Federal Home Loan Bank	1.38	11/15/19	60
25	Federal Home Loan Bank	1.75	12/14/18	25
25	Federal Home Loan Bank	2.13	3/10/23	25
20	Federal Home Loan Bank	4.13	3/13/20	22
15	Federal Home Loan Bank	5.63	6/11/21	17
25	Financing Corp., Series E	9.65	11/2/18	29
30	Freddie Mac	0.75	1/12/18	30
110	Freddie Mac	0.88	3/7/18	109
80	Freddie Mac	1.25	10/2/19	78
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
40	Freddie Mac	2.38	1/13/22	41
15	Freddie Mac	6.25	7/15/32	21
5	Tennessee Valley Authority	3.50	12/15/42	5
5	Tennessee Valley Authority	5.25	9/15/39	6
20	Tennessee Valley Authority	5.88	4/1/36	26
20	Tennessee Valley Authority, Series E	6.75	11/1/25	26

	Total U.S. Government Agency Securities			1,429

	Corporate Bonds — 33.25%
285	Abbvie, Inc.(Biotechnology)	1.80	5/14/18	285
205	AbbVie, Inc.(Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	201
65	Air Products & Chemicals, Inc.(Chemicals)	2.75	2/3/23	65
485	American Express Co.(Consumer Finance)	7.00	3/19/18	515
40	Ameriprise Financial, Inc.(Capital Markets)	3.70	10/15/24	41
375	Ameriprise Financial, Inc.(Capital Markets)	4.00	10/15/23	393
70	Amgen, Inc.(Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	71
215	Amgen, Inc.(Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	225
50	Amgen, Inc.(Biotechnology)	5.85	6/1/17	51
195	Analog Devices, Inc.(Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	200
250	Anheuser-Busch InBev NV FIN(Beverages), Callable 12/1/22 @ 100.00	3.30	2/1/23	254
270	Anheuser-Busch InBev NV FIN(Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	283
325	Anthem, Inc.(Health Care Providers & Services)	3.13	5/15/22	325
100	Archer-Daniels-Midland Co.(Food Products)	4.02	4/16/43	98
190	AT&T, Inc.(Diversified Telecommunication Services)	5.35	9/1/40	195
500	AT&T, Inc.(Diversified Telecommunication Services)	5.50	2/1/18	519
80	AT&T, Inc.(Diversified Telecommunication Services)	5.55	8/15/41	83
40	Atmos Energy Corp.(Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	40
250	Atmos Energy Corp.(Gas Utilities)	8.50	3/15/19	284
1,260	Bank of America Corp., MTN (Banks)	3.30	1/11/23	1,263
110	Bank One Corp.(Banks)	8.00	4/29/27	143
110	Berkshire Hathaway, Inc.(Diversified Financial Services)	4.40	5/15/42	116
290	Bunge Limited Finance Co.(Food Products)	8.50	6/15/19	332
700	Capital One Bank USA, Series BKNT(Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	704
95	Chevron Corp.(Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	96
105	Cisco Systems, Inc.(Communications Equipment)	5.50	1/15/40	128
425	Citigroup, Inc.(Banks)	2.70	3/30/21	424
210	Citigroup, Inc.(Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	209
315	Citigroup, Inc.(Banks)	3.40	5/1/26	306
250	Coca-Cola Enterprises, Inc.(Beverages)	3.50	9/15/20	258
235	Comcast Corp.(Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	245
105	Comcast Corp.(Media)	6.45	3/15/37	135
265	ConocoPhillips(Oil, Gas & Consumable Fuels)	6.50	2/1/39	335

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$15	Consolidated Edison Co. of New York, Inc., Series 08-B(Multi-Utilities)	6.75	4/1/38	$20
125	Constellation Brands, Inc.(Beverages)	4.75	11/15/24	133
260	CSX Corp.(Road & Rail)	6.22	4/30/40	324
555	CVS Health Corp.(Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	546
110	Delphi Corp.(Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	113
293	Devon Energy Corp.(Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	301
190	Dominion Gas Holdings LLC(Oil, Gas & Consumable Fuels), Callable 9/15/24 @ 100.00	3.60	12/15/24	192
620	Dominion Resources, Inc.(Multi-Utilities)	5.20	8/15/19	666
130	Dominion Resources, Inc.(Multi-Utilities)	6.40	6/15/18	138
110	Dow Chemical Co. (The)(Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	108
15	Dow Chemical Co. (The)(Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	16
100	Duke Energy Carolinas LLC(Electric Utilities)	5.30	2/15/40	118
100	Duke Energy Corp.(Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	103
150	Eaton Corp.(Electrical Equipment)	2.75	11/2/22	148
50	Eaton Corp.(Electrical Equipment)	4.15	11/2/42	49
130	Ecolab, Inc.(Chemicals)	4.35	12/8/21	140
65	Ecolab, Inc.(Chemicals)	5.50	12/8/41	76
379	Enterprise Products Operating LLC(Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	382
250	Enterprise Products Partners LP(Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	252
100	FedEx Corp.(Air Freight & Logistics)	4.90	1/15/34	106
255	Fiserv, Inc.(IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	256
125	Fiserv, Inc.(IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	127
553	General Motors Co.(Automobiles)	3.50	10/2/18	564
56	Gilead Sciences, Inc.(Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	56
70	GlaxoSmithKline PLC(Pharmaceuticals)	6.38	5/15/38	92
195	Goldman Sachs Group, Inc.(Capital Markets)	4.00	3/3/24	202
545	Goldman Sachs Group, Inc.(Capital Markets)	5.25	7/27/21	597
425	International Business Machines Corp.(IT Services)	3.63	2/12/24	442
80	International Business Machines Corp.(IT Services)	4.00	6/20/42	80
125	International Paper Co.(Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	140
35	Interpublic Group Cos.(Media)	4.00	3/15/22	36
45	Johnson & Johnson(Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	49
50	Johnson & Johnson(Pharmaceuticals)	4.85	5/15/41	59
370	JPMorgan Chase & Co.(Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	361
810	JPMorgan Chase & Co.(Banks)	4.25	10/15/20	857
60	Lincoln National Corp.(Insurance)	4.85	6/24/21	65
105	Lincoln National Corp.(Insurance)	7.00	6/15/40	132
25	Lockheed Martin Corp.(Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10	1/15/23	25
125	Lockheed Martin Corp.(Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	119
170	Medtronic, Inc.(Health Care Equipment & Supplies), Callable 12/15/21 @ 100.00	3.13	3/15/22	174
90	Medtronic, Inc.(Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	96
215	MetLife, Inc.(Insurance)	7.72	2/15/19	241
465	Microsoft Corp.(Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	489
336	MidAmerican Energy Holdings Co.(Electric Utilities)	6.13	4/1/36	419
525	National Rural Utilities Cooperative Finance Corp.(Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	538
350	Nucor Corp.(Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	367
125	Nucor Corp.(Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	141
145	NVIDIA Corp.(Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	139
100	Oklahoma Gas & Electric Co.(Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	111
270	Oracle Corp.(Software)	6.50	4/15/38	352
355	Philip Morris International, Inc.(Tobacco)	2.90	11/15/21	359
250	PNC Bank NA(Banks), Callable 10/6/20 @ 100.00	2.45	11/5/20	250
150	PNC Financial Services Group, Inc.(Banks) (d)	2.85	11/9/22	148

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$92	Procter & Gamble Co. (The)(Household Products)	9.36	1/1/21	$106
100	Progress Energy, Inc.(Electric Utilities)	6.00	12/1/39	120
105	Prudential Financial, Inc.(Insurance)	6.20	11/15/40	128
145	Reed Elsevier NV(Professional Services)	8.63	1/15/19	163
180	Roper Industries, Inc.(Industrial Conglomerates)	2.05	10/1/18	181
35	Roper Industries, Inc.(Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	35
40	San Diego Gas & Electric Co.(Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	42
65	South Carolina Electric & Gas(Electric Utilities)	6.63	2/1/32	84
90	Southern California Gas Co.(Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	91
189	Southwest Airlines Co. 2007-1 Trust(Airlines)	6.15	8/1/22	210
255	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	249
215	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	196
45	SunTrust Banks, Inc.(Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	45
610	SunTrust Banks, Inc.(Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	618
320	TC Pipelines LP(Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	322
270	The Dow Chemical Co.(Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	271
205	The Dow Chemical Co.(Chemicals)	8.55	5/15/19	235
120	The Home Depot, Inc.(Specialty Retail)	5.88	12/16/36	151
320	The Kroger Co.(Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	332
135	The Travelers Cos., Inc.(Insurance)	6.25	6/15/37	173
195	Time Warner, Inc.(Media)	5.38	10/15/41	206
140	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	144
350	Twenty-First Century Fox, Inc.(Media)	6.20	12/15/34	411
135	United Parcel Service, Inc.(Air Freight & Logistics)	6.20	1/15/38	178
150	UnitedHealth Group, Inc.(Health Care Providers & Services)	6.88	2/15/38	204
265	Valero Energy Corp.(Oil, Gas & Consumable Fuels)	6.63	6/15/37	310
40	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	40
65	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	64
115	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	117
560	Verizon Communications, Inc.(Diversified Telecommunication Services), Callable 12/15/33 @ 100.00	5.05	3/15/34	589
300	Verizon Communications, Inc.(Diversified Telecommunication Services)	6.55	9/15/43	374
295	Wal-Mart Stores, Inc.(Food & Staples Retailing)	5.63	4/1/40	364
100	Waste Management, Inc.(Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	100
585	Wells Fargo & Co.(Banks)	3.00	2/19/25	561
350	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	376
175	Welltower, Inc.(Equity Real Estate Investment Trusts)	2.25	3/15/18	176
250	WestRock Co.(Containers & Packaging)	4.90	3/1/22	271
55	Westvaco Corp.(Containers & Packaging)	8.20	1/15/30	72
105	XTO Energy, Inc.(Oil, Gas & Consumable Fuels)	6.75	8/1/37	143

	Total Corporate Bonds			29,288

	U.S. Treasury Obligations — 24.76%
17	U.S. Treasury Bond	1.00	8/31/19	17
165	U.S. Treasury Bond	2.25	8/15/46	138
95	U.S. Treasury Bond	2.50	2/15/45	84
115	U.S. Treasury Bond	2.50	2/15/46	102
115	U.S. Treasury Bond	2.50	5/15/46	102
69	U.S. Treasury Bond	2.75	11/15/42	65
68	U.S. Treasury Bond	2.75	8/15/42	64
120	U.S. Treasury Bond	2.88	8/15/45	115
80	U.S. Treasury Bond	2.88	11/15/46	77
170	U.S. Treasury Bond	2.88	5/15/43	164
160	U.S. Treasury Bond	3.00	5/15/45	157
180	U.S. Treasury Bond	3.00	11/15/45	177

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$110	U.S. Treasury Bond	3.00	11/15/44	$108
24	U.S. Treasury Bond	3.00	5/15/42	24
145	U.S. Treasury Bond	3.13	5/15/21	153
100	U.S. Treasury Bond	3.13	8/15/44	101
150	U.S. Treasury Bond	3.13	2/15/43	152
72	U.S. Treasury Bond	3.13	2/15/42	73
60	U.S. Treasury Bond	3.13	11/15/41	61
140	U.S. Treasury Bond	3.38	5/15/44	148
10	U.S. Treasury Bond	3.50	2/15/39	11
135	U.S. Treasury Bond	3.63	8/15/43	149
125	U.S. Treasury Bond	3.63	2/15/44	138
53	U.S. Treasury Bond	3.75	8/15/41	60
85	U.S. Treasury Bond	3.75	11/15/43	96
40	U.S. Treasury Bond	3.88	8/15/40	46
100	U.S. Treasury Bond	4.25	11/15/40	121
25	U.S. Treasury Bond	4.38	11/15/39	31
35	U.S. Treasury Bond	4.38	5/15/41	43
60	U.S. Treasury Bond	4.38	5/15/40	74
50	U.S. Treasury Bond	4.38	2/15/38	62
20	U.S. Treasury Bond	4.50	5/15/38	25
30	U.S. Treasury Bond	4.50	2/15/36	38
25	U.S. Treasury Bond	4.50	8/15/39	31
70	U.S. Treasury Bond	4.63	2/15/40	89
25	U.S. Treasury Bond	4.75	2/15/37	32
70	U.S. Treasury Bond	4.75	2/15/41	91
35	U.S. Treasury Bond	5.00	5/15/37	47
30	U.S. Treasury Bond	5.25	11/15/28	38
20	U.S. Treasury Bond	5.25	2/15/29	26
40	U.S. Treasury Bond	5.38	2/15/31	53
25	U.S. Treasury Bond	6.00	2/15/26	32
25	U.S. Treasury Bond	6.13	8/15/29	34
35	U.S. Treasury Bond	6.13	11/15/27	47
15	U.S. Treasury Bond	6.50	11/15/26	20
17	U.S. Treasury Bond	7.50	11/15/24	23
15	U.S. Treasury Bond	7.63	2/15/25	21
40	U.S. Treasury Bond	8.00	11/15/21	51
50	U.S. Treasury Note	0.63	4/30/18	50
55	U.S. Treasury Note	0.63	6/30/18	55
75	U.S. Treasury Note	0.75	7/31/18	75
135	U.S. Treasury Note	0.75	7/15/19	133
65	U.S. Treasury Note	0.75	8/15/19	64
55	U.S. Treasury Note	0.75	8/31/18	55
230	U.S. Treasury Note	0.75	2/28/18	229
135	U.S. Treasury Note	0.75	3/31/18	135
35	U.S. Treasury Note	0.75	2/15/19	35
50	U.S. Treasury Note	0.75	4/30/18	50
140	U.S. Treasury Note	0.75	1/31/18	140
55	U.S. Treasury Note	0.75	9/30/18	55
175	U.S. Treasury Note	0.75	4/15/18	174
55	U.S. Treasury Note	0.75	10/31/18	55
135	U.S. Treasury Note	0.88	6/15/19	134
135	U.S. Treasury Note	0.88	4/15/19	134
96	U.S. Treasury Note	0.88	1/31/18	96
140	U.S. Treasury Note	0.88	3/31/18	140

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$45	U.S. Treasury Note	0.88	10/15/18	$45
60	U.S. Treasury Note	0.88	5/31/18	60
135	U.S. Treasury Note	0.88	5/15/19	134
80	U.S. Treasury Note	0.88	9/15/19	79
45	U.S. Treasury Note	0.88	7/31/19	44
135	U.S. Treasury Note	1.00	3/15/19	134
100	U.S. Treasury Note	1.00	5/31/18	100
85	U.S. Treasury Note	1.00	11/30/18	85
50	U.S. Treasury Note	1.00	11/30/19	49
135	U.S. Treasury Note	1.00	2/15/18	135
75	U.S. Treasury Note	1.00	11/15/19	74
65	U.S. Treasury Note	1.00	8/15/18	65
70	U.S. Treasury Note	1.00	9/30/19	69
50	U.S. Treasury Note	1.00	10/15/19	49
10	U.S. Treasury Note	1.00	9/15/18	10
20	U.S. Treasury Note	1.00	6/30/19	20
135	U.S. Treasury Note	1.00	3/15/18	135
5	U.S. Treasury Note	1.00	5/15/18	5
70	U.S. Treasury Note	1.13	6/30/21	68
65	U.S. Treasury Note	1.13	3/31/20	64
55	U.S. Treasury Note	1.13	6/15/18	55
75	U.S. Treasury Note	1.13	7/31/21	72
120	U.S. Treasury Note	1.13	2/28/21	117
60	U.S. Treasury Note	1.13	12/31/19	59
80	U.S. Treasury Note	1.13	9/30/21	77
60	U.S. Treasury Note	1.13	4/30/20	59
100	U.S. Treasury Note	1.13	5/31/19	100
65	U.S. Treasury Note	1.13	1/15/19	65
75	U.S. Treasury Note	1.13	8/31/21	72
140	U.S. Treasury Note	1.25	10/31/21	136
45	U.S. Treasury Note	1.25	10/31/18	45
25	U.S. Treasury Note	1.25	2/29/20	25
50	U.S. Treasury Note	1.25	10/31/19	50
75	U.S. Treasury Note	1.25	11/15/18	75
25	U.S. Treasury Note	1.25	12/15/18	25
100	U.S. Treasury Note	1.25	1/31/20	99
85	U.S. Treasury Note	1.25	12/31/18	85
80	U.S. Treasury Note	1.25	3/31/21	78
95	U.S. Treasury Note	1.25	1/31/19	95
75	U.S. Treasury Note	1.25	11/30/18	75
60	U.S. Treasury Note	1.25	7/31/23	56
90	U.S. Treasury Note	1.25	4/30/19	90
135	U.S. Treasury Note	1.38	4/30/20	134
100	U.S. Treasury Note	1.38	6/30/18	100
40	U.S. Treasury Note	1.38	1/31/20	40
110	U.S. Treasury Note	1.38	2/29/20	109
75	U.S. Treasury Note	1.38	12/15/19	75
60	U.S. Treasury Note	1.38	8/31/23	57
85	U.S. Treasury Note	1.38	7/31/18	85
100	U.S. Treasury Note	1.38	5/31/20	99
110	U.S. Treasury Note	1.38	9/30/18	110
20	U.S. Treasury Note	1.38	6/30/23	19
115	U.S. Treasury Note	1.38	3/31/20	114
75	U.S. Treasury Note	1.38	4/30/21	74

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$80	U.S. Treasury Note	1.38	9/30/20	$79
75	U.S. Treasury Note	1.38	5/31/21	73
51	U.S. Treasury Note	1.38	12/31/18	51
105	U.S. Treasury Note	1.38	10/31/20	104
65	U.S. Treasury Note	1.38	2/28/19	65
55	U.S. Treasury Note	1.38	9/30/23	52
25	U.S. Treasury Note	1.38	11/30/18	25
65	U.S. Treasury Note	1.38	8/31/20	64
165	U.S. Treasury Note	1.38	1/31/21	162
110	U.S. Treasury Note	1.50	10/31/19	110
15	U.S. Treasury Note	1.50	3/31/19	15
80	U.S. Treasury Note	1.50	11/30/19	80
130	U.S. Treasury Note	1.50	8/31/18	131
40	U.S. Treasury Note	1.50	1/31/22	39
101	U.S. Treasury Note	1.50	2/28/19	102
80	U.S. Treasury Note	1.50	2/28/23	77
70	U.S. Treasury Note	1.50	5/31/20	70
80	U.S. Treasury Note	1.50	1/31/19	80
200	U.S. Treasury Note	1.50	8/15/26	184
80	U.S. Treasury Note	1.50	3/31/23	77
165	U.S. Treasury Note	1.50	5/31/19	166
50	U.S. Treasury Note	1.63	4/30/23	48
150	U.S. Treasury Note	1.63	4/30/19	151
85	U.S. Treasury Note	1.63	3/31/19	86
255	U.S. Treasury Note	1.63	2/15/26	239
165	U.S. Treasury Note	1.63	8/31/19	166
100	U.S. Treasury Note	1.63	11/30/20	100
110	U.S. Treasury Note	1.63	12/31/19	110
215	U.S. Treasury Note	1.63	5/15/26	200
167	U.S. Treasury Note	1.63	11/15/22	162
130	U.S. Treasury Note	1.63	11/30/21	129
75	U.S. Treasury Note	1.63	8/15/22	73
65	U.S. Treasury Note	1.63	6/30/19	65
65	U.S. Treasury Note	1.63	5/31/23	63
100	U.S. Treasury Note	1.63	6/30/20	100
110	U.S. Treasury Note	1.63	7/31/20	110
60	U.S. Treasury Note	1.63	10/31/23	58
75	U.S. Treasury Note	1.63	7/31/19	75
145	U.S. Treasury Note	1.75	10/31/20	145
115	U.S. Treasury Note	1.75	5/15/22	113
75	U.S. Treasury Note	1.75	9/30/22	73
80	U.S. Treasury Note	1.75	1/31/23	78
60	U.S. Treasury Note	1.75	4/30/22	59
60	U.S. Treasury Note	1.75	3/31/22	59
85	U.S. Treasury Note	1.75	2/28/22	84
165	U.S. Treasury Note	1.75	9/30/19	167
95	U.S. Treasury Note	1.75	12/31/20	95
40	U.S. Treasury Note	1.75	10/31/18	40
219	U.S. Treasury Note	1.75	5/15/23	213
60	U.S. Treasury Note	1.88	5/31/22	59
105	U.S. Treasury Note	1.88	6/30/20	106
110	U.S. Treasury Note	1.88	11/30/21	110
125	U.S. Treasury Note	1.88	10/31/22	123
70	U.S. Treasury Note	1.88	8/31/22	69

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Note	2.00	2/28/21	$101
130	U.S. Treasury Note	2.00	11/15/26	125
60	U.S. Treasury Note	2.00	11/30/22	60
100	U.S. Treasury Note	2.00	2/15/22	100
115	U.S. Treasury Note	2.00	11/15/21	115
40	U.S. Treasury Note	2.00	9/30/20	40
140	U.S. Treasury Note	2.00	5/31/21	141
80	U.S. Treasury Note	2.00	8/31/21	80
220	U.S. Treasury Note	2.00	2/15/23	218
295	U.S. Treasury Note	2.00	8/15/25	286
150	U.S. Treasury Note	2.00	2/15/25	146
50	U.S. Treasury Note	2.00	7/31/20	51
110	U.S. Treasury Note	2.00	12/31/21	110
60	U.S. Treasury Note	2.00	11/30/20	61
70	U.S. Treasury Note	2.00	10/31/21	70
95	U.S. Treasury Note	2.00	7/31/22	95
215	U.S. Treasury Note	2.13	5/15/25	210
90	U.S. Treasury Note	2.13	11/30/23	89
70	U.S. Treasury Note	2.13	6/30/21	71
120	U.S. Treasury Note	2.13	8/15/21	121
150	U.S. Treasury Note	2.13	12/31/22	150
65	U.S. Treasury Note	2.13	9/30/21	66
90	U.S. Treasury Note	2.13	6/30/22	90
105	U.S. Treasury Note	2.13	12/31/21	106
135	U.S. Treasury Note	2.13	1/31/21	137
80	U.S. Treasury Note	2.13	8/31/20	81
80	U.S. Treasury Note	2.25	3/31/21	81
90	U.S. Treasury Note	2.25	12/31/23	90
240	U.S. Treasury Note	2.25	11/15/24	239
140	U.S. Treasury Note	2.25	7/31/21	142
140	U.S. Treasury Note	2.25	4/30/21	142
185	U.S. Treasury Note	2.25	11/15/25	182
130	U.S. Treasury Note	2.38	12/31/20	133
30	U.S. Treasury Note	2.38	6/30/18	31
255	U.S. Treasury Note	2.38	8/15/24	257
175	U.S. Treasury Note	2.50	8/15/23	178
255	U.S. Treasury Note	2.50	5/15/24	259
160	U.S. Treasury Note	2.63	8/15/20	165
225	U.S. Treasury Note	2.63	11/15/20	233
10	U.S. Treasury Note	2.63	4/30/18	10
25	U.S. Treasury Note	2.63	1/31/18	25
235	U.S. Treasury Note	2.75	11/15/23	243
210	U.S. Treasury Note	2.75	2/15/24	217
100	U.S. Treasury Note	2.75	2/28/18	102
85	U.S. Treasury Note	2.75	2/15/19	88
105	U.S. Treasury Note	2.88	3/31/18	107
100	U.S. Treasury Note	3.13	5/15/19	104
166	U.S. Treasury Note	3.38	11/15/19	175
100	U.S. Treasury Note	3.50	5/15/20	106
125	U.S. Treasury Note	3.50	2/15/18	128
140	U.S. Treasury Note	3.63	8/15/19	148
160	U.S. Treasury Note	3.63	2/15/20	170
135	U.S. Treasury Note	3.63	2/15/21	145
90	U.S. Treasury Note	3.75	11/15/18	94

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$50	U.S. Treasury Note	3.88	5/15/18	$52
14	U.S. Treasury Note	4.25	5/15/39	17
20	U.S. Treasury Note	9.13	5/15/18	22

	Total U.S. Treasury Obligations			21,809

	Yankee Dollars — 6.33%
115	America Movil SAB de CV(Wireless Telecommunication Services)	6.13	11/15/37	130
25	Bank of Nova Scotia(Banks)	1.85	4/14/20	25
25	Bank of Nova Scotia(Banks)	2.13	9/11/19	25
130	BHP Billiton Ltd.(Metals & Mining)	3.85	9/30/23	137
60	BHP Billiton Ltd.(Metals & Mining)	5.00	9/30/43	67
175	BP Capital Markets PLC(Oil, Gas & Consumable Fuels), Callable 2/4/26 @ 100.00	3.12	5/4/26	171
145	BP Capital Markets PLC(Oil, Gas & Consumable Fuels)	3.54	11/4/24	147
164	British Telecommunications PLC(Diversified Telecommunication Services)	9.38	12/15/30	250
25	Canadian Natural Resources(Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45	11/15/21	26
100	Canadian Pacific Railway Co.(Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	98
320	Canadian Pacific Railway Co.(Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	343
25	Canadian Pacific Railway Co.(Road & Rail)	7.25	5/15/19	28
125	Deutsche Telekom International Finance(Diversified Financial Services) (d)	8.75	6/15/30	183
90	HSBC Holdings PLC(Banks)	4.00	3/30/22	93
330	HSBC Holdings PLC(Banks)	5.10	4/5/21	356
120	HSBC Holdings PLC(Banks)	6.80	6/1/38	152
105	Iberdrola International BV(Electric Utilities)	5.81	3/15/25	116
210	Iberdrola International BV(Electric Utilities)	6.75	7/15/36	256
160	LyondellBasell Industries NV(Chemicals)	4.00	7/15/23	167
10	LyondellBasell Industries NV(Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	9
700	LyondellBasell Industries NV(Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	740
140	Orange SA(Diversified Telecommunication Services)	9.00	3/1/31	210
200	Petroleos Mexicanos(Diversified Financial Services)	5.75	3/1/18	207
175	Petroleos Mexicanos(Oil, Gas & Consumable Fuels)	6.63	6/15/35	172
28	Rio Tinto Finance USA PLC(Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	29
25	Royal Bank of Canada(Banks)	1.20	9/19/17	25
25	Royal Bank of Canada(Banks)	1.88	2/5/20	25
25	Royal Bank of Canada(Banks)	2.20	9/23/19	25
325	Shell International Finance BV(Oil, Gas & Consumable Fuels)	6.38	12/15/38	418
200	Statoil ASA(Oil, Gas & Consumable Fuels)	3.25	11/10/24	202
100	Statoil ASA(Oil, Gas & Consumable Fuels)	5.10	8/17/40	111
180	Statoil ASA(Oil, Gas & Consumable Fuels)	7.75	6/15/23	227
35	Telefonica Emisiones SAU(Diversified Telecommunication Services)	5.13	4/27/20	37
120	Telefonica Emisiones SAU(Diversified Telecommunication Services)	7.05	6/20/36	140
120	TransCanada PipeLines Ltd.(Oil, Gas & Consumable Fuels)	6.10	6/1/40	148
70	Vodafone Group PLC(Wireless Telecommunication Services)	6.15	2/27/37	78

	Total Yankee Dollars			5,573

	Mutual Fund — 9.39%
8,274	State Street Institutional Treasury Plus Money Market Fund (e)	0.35		8,274

	Total Mutual Fund			8,274

	Total Investments Before TBA Sale Commitments (cost $91,704) — 103.54%			91,204
	TBA Sale Commitments (f) — (0.66)%
$(65)	Fannie Mae, 15 YR TBA	4.50	1/25/31	(67)
(25)	Fannie Mae, 30 YR TBA	5.00	1/25/46	(27)
(75)	Fannie Mae, 30 YR TBA	4.50	1/25/46	(81)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	1/15/31	(51)
(25)	Freddie Mac, Gold 30 YR TBA	5.00	1/15/47	(27)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (f) (continued)
$(75)	Freddie Mac, Gold 30 YR TBA	4.50	1/15/47	$(80)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	1/15/46	(111)
(50)	Government National Mortgage Association	5.50	1/15/46	(56)
(75)	Government National Mortgage Association, 30 YR TBA	4.50	1/15/46	(81)

	Total TBA Sale Commitments			(581)

	Liabilities in excess of other assets — (2.88)%			(2,540)

	Net Assets — 100.00%			$88,083

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2016.

(b)	Zero Coupon Security. Effective rate shown is as of December 31, 2016.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2016.

(e)	The rate disclosed is the rate in effect on December 31, 2016.

(f)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.44%	—	0.44%
Collateralized Mortgage Obligations	—	1.59%	—	1.59%
U.S. Government Agency Mortgages	—	26.16%	—	26.16%
U.S. Government Agency Securities	—	1.62%	—	1.62%
Corporate Bonds	33.25%	—	—	33.25%
U.S. Treasury Obligations	—	24.76%	—	24.76%
Yankee Dollars	6.19%	0.14%	—	6.33%
Mutual Fund	—	3.73%	5.66%	9.39%
TBA Sale Commitments	—	-0.66%	—	-0.66%
Other Assets (Liabilities)	0.50%	-3.37%	-0.01%	-2.88%

Total Net Assets	39.94%	54.41%	5.65%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 18.78%
$6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB (a)(b)(c)	9.18	12/15/19	$5,817
5,687	Bank of America Merrill Lynch Large, Series 2016-GG10, Class AJA (a)(c)	5.99	8/10/45	3,696
4,500	CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class E (a)(c)	7.21	12/22/18	4,521
3,500	CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class E (a)(c)	8.10	11/15/21	3,540
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (c)	3.00	2/10/48	2,089
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)(c)	3.21	7/10/47	903
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)(c)	4.29	4/10/48	754
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)(c)	4.29	4/10/48	1,485
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (c)	3.00	12/10/47	3,441
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (c)	3.25	7/10/48	2,853
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (a)(c)	3.27	8/10/48	1,825
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)(c)	4.50	3/10/46	1,733
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (a)(c)	4.70	8/10/48	838
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)(c)	4.70	8/10/48	2,252
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)(c)	5.25	10/10/46	314
1,410	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 9/25/25 @ 100.00 (a)(c)	12.51	10/25/28	1,704
6,338	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 8/25/25 @ 100.00 (a)(c)	13.01	9/25/28	7,977
3,000	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87	9/15/40	2,825
4,000	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)(c)	8.93	7/6/20	3,876
5,000	Credit Suisse Mortgage Trust, Town Mezzanine Securities Trust, Series 2015, Class MZ (a)(c)	9.51	3/1/28	4,958
2,500	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class D (c)	4.39	11/1/49	1,751
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (c)	3.75	8/10/44	1,105
2,500	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ (a)	5.68	12/10/49	1,566
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)(c)	4.92	8/10/46	426
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, Callable 10/15/24 @ 100.00 (a)(c)	3.36	9/15/47	424
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (a)(c)	4.77	8/15/48	2,729
6,860	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00 (a)	5.50	1/15/49	2,609
3,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ, Callable 6/4/17 @ 100.00 (a)	5.90	2/12/49	2,415
4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)(c)	7.60	9/15/28	3,856
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (c)	3.01	3/15/48	663
1,800	Morgan Stanley BAML Trust, Series 2015-C25, Class F, Callable 9/11/25 @ 100.00 (a)(c)	4.68	10/15/28	961
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E, Callable 9/11/25 @ 100.00 (a)(c)	4.68	10/15/28	2,517
3,646	Multifamily Trust, Series 2016-1, Class B (a)	9.85	4/25/46	4,004
16,480	Seasoned Credit Risk Transfer, Series 16-1, Class B, Callable 8/25/50 @ 100.00*(c)	—	9/25/55	494
164,840	Seasoned Credit Risk Transfer, Series 16-1, Class XSIO, Callable 8/25/50 @ 100.00*(a)(c)	0.07	9/25/55	742
38,740	Seasoned Credit Risk Transfer, Series 16-1, Class BIO, Callable 8/25/50 @ 100.00*(a)(c)	0.73	9/25/55	1,499
14,998	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 8/25/23 @ 100.00 (a)	10.11	4/25/28	16,232
4,499	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00 (a)	10.76	7/25/28	4,946
4,726	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)(c)	5.00	5/10/63	3,068
8,192	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)(c)	5.00	5/10/63	3,638
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (c)	3.00	5/15/48	2,409
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (c)	3.50	7/15/46	352
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, Callable 11/11/25 @ 100.00 (a)(c)	4.77	11/15/48	2,517

	Total Collateralized Mortgage Obligations			118,324

	U.S. Government Agency Mortgages — 0.86%
1,500	Fannie Mae, Series 16-C06, Class 1B, Callable 2/25/26 @ 100.00 (a)(c)	10.01	4/25/29	1,549
3,500	Fannie Mae, Series 16-C04, Class 1B, Callable 1/25/24 @ 100.00 (a)(c)	11.01	1/25/29	3,891

	Total U.S. Government Agency Mortgages			5,440

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 53.05%
$1,175	Acadia Healthcare Co., Inc.(Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	$1,168
946	Acadia Healthcare Co., Inc.(Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50	3/1/24	967
709	ACCO Brands Corp.(Commercial Services & Supplies), Callable 12/15/19 @ 103.94	5.25	12/15/24	714
1,015	AdvancePierre Foods Holdings, Inc. (Food Products), Callable 12/15/19 @ 104.13 (c)	5.50	12/15/24	1,025
2,615	AES Corp.(Independent Power & Renewable Electricity Producers), Callable 5/15/18 @ 102.44	4.88	5/15/23	2,583
2,950	Albertsons Cos. LLC/ Safeway(Food & Staples Retailing), Callable 9/15/19 @ 104.31 (c)	5.75	3/15/25	2,921
987	Alcoa, Inc.(Aerospace & Defense), Callable 7/1/24 @ 100.00	5.13	10/1/24	1,012
282	Alcoa, Inc.(Aerospace & Defense)	5.87	2/23/22	302
916	Allegion US Holding Co., Inc.(Building Products), Callable 2/6/17 @ 104.31	5.75	10/1/21	957
61	Ally Financial, Inc.(Consumer Finance)	5.50	2/15/17	61
111	Ally Financial, Inc.(Consumer Finance), Callable 10/20/25 @ 100.00	5.75	11/20/25	111
192	Ally Financial, Inc.(Consumer Finance)	7.50	9/15/20	215
2,029	Ally Financial, Inc.(Consumer Finance)	8.00	11/1/31	2,349
618	Ally Financial, Inc.(Consumer Finance)	8.00	3/15/20	700
968	Altice US Finance I Corp.(Media), Callable 7/15/18 @ 104.03 (c)	5.38	7/15/23	1,004
1,141	Altice US Finance I Corp.(Media), Callable 5/15/21 @ 102.75 (c)	5.50	5/15/26	1,164
1,312	AMC Entertainment Holdings, Inc.(Media), Callable 11/15/21 @ 102.94 (c)	5.88	11/15/26	1,342
477	AMC Entertainment, Inc.(Media), Callable 6/15/20 @ 102.88	5.75	6/15/25	488
781	AMC Networks, Inc.(Media), Callable 12/15/17 @ 102.38	4.75	12/15/22	785
785	AMC Networks, Inc.(Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	787
1,923	American Airlines Pass-Through Trust, Series 2013-2, Class B(Airlines)	5.60	7/15/20	1,995
672	American Airlines Pass-Through Trust, Class B(Airlines)	5.63	1/15/21	695
231	American Builders & Contractors Supply Co., Inc.(Trading Companies & Distributors), Callable 2/6/17 @ 104.22 (c)	5.63	4/15/21	238
214	American Builders & Contractors Supply Co., Inc.(Trading Companies & Distributors), Callable 12/15/18 @ 104.31 (c)	5.75	12/15/23	220
2,211	Amsted Industries, Inc.(Machinery), Callable 3/15/18 @ 102.50 (c)	5.00	3/15/22	2,211
285	Amsted Industries, Inc.(Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	280
1,365	Anixter International, Inc.(Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,419
387	Anixter International, Inc.(Electronic Equipment, Instruments & Components)	5.50	3/1/23	402
277	Antero Resources Corp.(Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 103.84	5.13	12/1/22	280
1,063	Antero Resources Finance(Oil, Gas & Consumable Fuels), Callable 2/6/17 @ 104.03	5.38	11/1/21	1,087
702	ARC Properties Operating Partnership, LP(Equity Real Estate Investment Trusts), Callable 11/6/23 @ 100.00	4.60	2/6/24	706
1,951	Bank of America Corp.(Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (a)(d)	6.10	12/29/49	1,962
1,247	Belo Corp.(Media)	7.25	9/15/27	1,319
1,421	Blue Cube Spinco, Inc.(Chemicals), Callable 10/15/20 @ 102.44	9.75	10/15/23	1,691
2,115	Blue Racer Mid LLC/Blue Racer Mid Finance(Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.59 (c)	6.13	11/15/22	2,115
2,112	Brinker International IN(Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (c)	5.00	10/1/24	2,107
861	Building Materials Corp. of America(Building Products), Callable 11/15/19 @ 102.69 (c)	5.38	11/15/24	885
565	Cable One, Inc.(Media), Callable 6/15/18 @ 102.88 (c)	5.75	6/15/22	582
2,858	Cablevision Systems Corp.(Media)	5.88	9/15/22	2,787
135	Cablevision Systems Corp.(Media)	8.00	4/15/20	148
12	CalAtlantic Group, Inc.(Household Durables), Callable 6/15/21 @ 100.00	6.25	12/15/21	13
1,139	Calpine Corp.(Independent Power & Renewable Electricity Producers), Callable 2/6/17 @ 103.94 (c)	7.88	1/15/23	1,187
1,875	Cardtronics, Inc.(IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	1,889
3,161	Care Capital Properties(Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00 (c)	5.13	8/15/26	3,076
970	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 5/1/18 @ 103.84 (c)	5.13	5/1/23	999
912	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 2/15/18 @ 102.56	5.13	2/15/23	937
1,883	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 5/1/20 @ 102.68 (c)	5.38	5/1/25	1,939
777	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 7/15/18 @ 102.88	5.75	1/15/24	812
1,010	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 2/15/21 @ 102.88	5.75	2/15/26	1,045

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,496	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 3/1/18 @ 102.88	5.75	9/1/23	$1,563
298	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 4/1/19 @ 104.41 (c)	5.88	4/1/24	318
582	CDW LLC/CDW Finance(Electronic Equipment, Instruments & Components), Callable 3/1/18 @ 103.75	5.00	9/1/23	583
145	CDW LLC/CDW Finance(Electronic Equipment, Instruments & Components), Callable 8/15/17 @ 104.50	6.00	8/15/22	153
1,858	Centene Corp.(Health Care Providers & Services), Callable 1/15/20 @ 103.56	4.75	1/15/25	1,814
1,087	Centene Corp.(Health Care Providers & Services), Callable 2/15/18 @ 102.81	5.63	2/15/21	1,143
939	CenturyLink, Inc.(Diversified Telecommunication Services)	5.63	4/1/20	993
3,239	CenturyLink, Inc., Series T(Diversified Telecommunication Services)	5.80	3/15/22	3,311
189	CenturyLink, Inc.(Diversified Telecommunication Services)	6.45	6/15/21	199
2,450	Cequel Communications Holdings I LLC/Cequel Capital Corp.(Media), Callable 2/6/17 @ 103.19 (c)	6.38	9/15/20	2,524
1,970	CF Industries, Inc.(Chemicals)	3.45	6/1/23	1,771
925	Cheniere Corp. Christi HD(Oil, Gas & Consumable Fuels) (c)	5.88	3/31/25	944
300	Cheniere Corp. Christi HD(Oil, Gas & Consumable Fuels) (c)	7.00	6/30/24	325
507	CHS/Community Health Systems, Inc.(Health Care Providers & Services), Callable 2/6/17 @ 101.28	5.13	8/15/18	498
1,918	CHS/Community Health Systems, Inc.(Health Care Providers & Services), Callable 7/15/17 @ 101.78	7.13	7/15/20	1,458
4,076	CIT Group, Inc.(Banks)	5.00	8/15/22	4,249
1,995	Citigroup, Inc.(Banks), Callable 11/15/20 @ 100.00 (a)	6.13	12/29/49	2,065
121	Clean Harbors, Inc.(Commercial Services & Supplies), Callable 2/6/17 @ 102.56	5.13	6/1/21	124
33	Clean Harbors, Inc.(Commercial Services & Supplies), Callable 2/6/17 @ 102.63	5.25	8/1/20	34
1,096	Commercial Metals Co.(Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,102
1,732	Commscope, Inc.(Communications Equipment), Callable 6/15/17 @ 102.50 (c)	5.00	6/15/21	1,784
1,294	Continental Resources, Inc.(Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 100.00	4.50	4/15/23	1,268
1,795	Continental Resources, Inc.(Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 102.50	5.00	9/15/22	1,812
278	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 1/1/20 @ 100.00	4.13	4/1/20	277
261	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	257
659	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	657
2,146	Cott Beverages, Inc.(Beverages), Callable 7/1/17 @ 104.03	5.38	7/1/22	2,184
45	Credit Acceptance Corp.(Consumer Finance), Callable 2/15/17 @ 103.06	6.13	2/15/21	45
1,705	Credit Acceptance Corp.(Consumer Finance), Callable 3/15/18 @ 105.53	7.38	3/15/23	1,752
1,312	CSC Holdings LLC(Media)	5.25	6/1/24	1,282
600	CSC Holdings LLC(Media)	6.75	11/15/21	645
1,546	CTR Partnership, LP/CareTrust Capital Corp.(Equity Real Estate Investment Trusts), Callable 6/1/17 @ 102.94	5.88	6/1/21	1,573
1,603	CVR Partners/CVR Nitroge(Chemicals), Callable 6/15/19 @ 104.63^(c)	9.25	6/15/23	1,651
439	DCP Midstream LLC(Oil, Gas & Consumable Fuels) (c)	4.75	9/30/21	444
888	DCP Midstream LLC(Oil, Gas & Consumable Fuels) (c)	5.35	3/15/20	921
1,081	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 4/15/23 @ 100.00 (c)	5.45	6/15/23	1,145
309	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 6/15/18 @ 102.94 (c)	5.88	6/15/21	329
2,273	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (c)	7.13	6/15/24	2,523
1,912	Diebold Nixdorf, Inc.(Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38	8.50	4/15/24	2,041
1,268	DISH DBS Corp.(Media)	5.13	5/1/20	1,312
1,163	DISH DBS Corp.(Media)	5.88	7/15/22	1,224
878	DISH DBS Corp.(Media)	6.75	6/1/21	953
814	DISH DBS Corp.(Media)	7.88	9/1/19	904
508	Dollar Tree, Inc.(Multiline Retail), Callable 3/1/18 @ 104.31	5.75	3/1/23	538
580	Dynegy, Inc.(Independent Power & Renewable Electricity Producers), Callable 6/1/18 @ 102.94	5.88	6/1/23	503
47	Dynegy, Inc.(Independent Power & Renewable Electricity Producers), Callable 5/1/17 @ 103.38	6.75	11/1/19	48

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$793	Dynegy, Inc.(Independent Power & Renewable Electricity Producers), Callable 1/15/20 @ 104.00 (c)	8.00	1/15/25	$739
661	Eagle Materials, Inc.(Construction Materials), Callable 8/1/21 @ 102.25	4.50	8/1/26	659
398	EMC Corp.(Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	368
1,231	Equinix, Inc.(Equity Real Estate Investment Trusts), Callable 4/1/17 @ 102.44	4.88	4/1/20	1,268
944	Equinix, Inc.(Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.69	5.38	4/1/23	979
1,318	ESH Hospitality, Inc.(Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (c)	5.25	5/1/25	1,311
1,160	Exterran Partners, LP(Energy Equipment & Services), Callable 4/1/17 @ 103.00	6.00	4/1/21	1,125
1,613	First Cash Financial Services, Inc.(Consumer Finance), Callable 4/1/17 @ 105.06	6.75	4/1/21	1,665
2,342	First Data Corp.(IT Services), Callable 1/15/19 @ 102.50 (c)	5.00	1/15/24	2,355
1,101	First Data Corp.(IT Services), Callable 8/15/18 @ 102.69 (c)	5.38	8/15/23	1,142
2,007	Freeport-McMoRan, Inc.(Metals & Mining), Callable 2/1/18 @ 103.38	6.75	2/1/22	2,063
1,764	Frontier Communications Corp.(Diversified Telecommunication Services), Callable 6/15/21 @ 100.00^	6.25	9/15/21	1,671
696	Frontier Communications Corp.(Diversified Telecommunication Services)	7.13	1/15/23	630
4,302	Frontier Communications Corp.(Diversified Telecommunication Services)	8.50	4/15/20	4,516
1,065	Frontier Communications Corp.(Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50	9/15/22	1,120
1,267	FTS International, Inc.(Energy Equipment & Services), Callable 2/6/17 @ 103.00 (a)(c)	8.46	6/15/20	1,267
414	GAF Corp.(Building Products), Callable 2/15/18 @ 102.56 (c)	5.13	2/15/21	432
318	Gannett Co., Inc.(Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	324
163	GCI, Inc.(Diversified Telecommunication Services), Callable 2/6/17 @ 103.38	6.75	6/1/21	167
966	General Motors Financial Co.(Consumer Finance)	4.25	5/15/23	977
2,676	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.88	5.75	2/15/21	2,703
371	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	377
778	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75	8/1/22	808
2,351	GenOn Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 2/6/17 @ 103.29	9.88	10/15/20	1,605
210	Geo Group, Inc. (The)(Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.56	5.13	4/1/23	202
137	Geo Group, Inc. (The)(Equity Real Estate Investment Trusts), Callable 10/15/19 @ 102.94	5.88	10/15/24	135
1,660	GLP Capital, LP(Equity Real Estate Investment Trusts)	5.38	4/15/26	1,731
610	GLP Capital, LP(Equity Real Estate Investment Trusts), Callable 8/1/23 @ 100.00	5.38	11/1/23	653
1,102	GMAC, Inc.(Consumer Finance)	8.00	11/1/31	1,278
1,855	Goldman Sachs Group, Inc., Series M(Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond (a)(d)	5.38	12/31/49	1,874
800	Graphic Packaging International(Containers & Packaging), Callable 5/15/24 @ 100.00	4.13	8/15/24	764
2,075	Gray Television, Inc.(Media), Callable 10/15/19 @ 103.84 (c)	5.13	10/15/24	2,008
1,771	Gulfport Energy Corp.(Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78 (c)	6.38	5/15/25	1,793
1,304	Hanesbrands, Inc.(Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (c)	4.63	5/15/24	1,265
1,248	Harland Clarke Holdings Corp.(Commercial Services & Supplies), Callable 2/6/17 @ 102.44 (c)	9.75	8/1/18	1,276
3,177	HCA Holdings, Inc.(Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	3,271
1,141	HCA, Inc.(Health Care Providers & Services)	5.38	2/1/25	1,144
2,417	HCA, Inc.(Health Care Providers & Services)	5.88	3/15/22	2,604
352	HCA, Inc.(Health Care Providers & Services)	6.50	2/15/20	385
1,077	Hilcorp Enery Co.(Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50 (c)	5.00	12/1/24	1,069
1,875	Hilton Domestic Operating(Hotels, Restaurants & Leisure), Callable 9/1/19 @ 102.13 (c)	4.25	9/1/24	1,819
316	Holly Energy Partners, LP(Oil, Gas & Consumable Fuels), Callable 8/1/19 @ 104.50 (c)	6.00	8/1/24	329
1,023	HollyFrontier Corp.(Oil, Gas & Consumable Fuels), Callable 1/1/26 @ 100.00	5.88	4/1/26	1,044
167	Hughes Satellite Systems Corp.(Diversified Telecommunication Services)	6.50	6/15/19	182
859	Hughes Satellite Systems Corp.(Diversified Telecommunication Services)	7.63	6/15/21	943
737	Huntington Ingalls Industries, Inc.(Aerospace & Defense), Callable 11/15/20 @ 102.50 (c)	5.00	11/15/25	766
940	Ingles Markets, Inc.(Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75	6/15/23	966
991	International Lease Finance Corp.(Trading Companies & Distributors)	5.88	8/15/22	1,075
851	J.B. Poindexter & Co., Inc.(Machinery), Callable 4/1/17 @ 104.50 (c)	9.00	4/1/22	894
378	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 6/15/20 @ 102.88 (c)	5.75	6/15/25	383

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,093	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 7/15/19 @ 102.94 (c)	5.88	7/15/24	$1,129
359	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 2/6/17 @ 103.63 (c)	7.25	6/1/21	372
393	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 2/6/17 @ 103.63 (c)	7.25	6/1/21	408
1,855	JPMorgan Chase & Co.(Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (a)(d)	5.30	12/31/49	1,893
211	Kaiser Aluminum Corp.(Metals & Mining), Callable 5/15/19 @ 104.41	5.88	5/15/24	218
1,266	KFC HLD/Pizza Hut/Taco(Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (c)	5.00	6/1/24	1,293
219	KFC HLD/Pizza Hut/Taco(Hotels, Restaurants & Leisure), Callable 6/1/21 @ 102.63 (c)	5.25	6/1/26	222
1,082	Kindred Healthcare, Inc.(Health Care Providers & Services), Callable 1/15/18 @ 106.56	8.75	1/15/23	1,012
1,003	KLX, Inc.(Aerospace & Defense), Callable 12/1/17 @ 104.41 (c)	5.88	12/1/22	1,033
495	Lennar Corp.(Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	483
245	Lennar Corp.(Household Durables), Callable 8/15/22 @ 100.00 (a)	4.75	11/15/22	251
400	Lennar Corp.(Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	396
1,000	LifePoint Health, Inc.(Health Care Providers & Services), Callable 5/1/19 @ 104.03 (c)	5.38	5/1/24	980
213	LifePoint Hospitals, Inc.(Health Care Providers & Services), Callable 2/6/17 @ 104.13	5.50	12/1/21	222
1,510	Limited Brands, Inc.(Specialty Retail)	5.63	2/15/22	1,612
169	Lin Television Corp.(Media), Callable 11/15/17 @ 104.41	5.88	11/15/22	172
597	Live Nation Entertainment, Inc.(Media), Callable 11/1/19 @ 103.66 (c)	4.88	11/1/24	598
49	LKQ Corp.(Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	49
3,799	Lockheed Martin Corp.(Aerospace & Defense) (c)	7.65	9/15/20	3,761
1,500	Louisiana-Pacific Corp.(Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88	9/15/24	1,455
1,254	LSC Communications, Inc.(Commercial Services & Supplies), Callable 10/15/19 @ 106.56 (c)	8.75	10/15/23	1,260
1,006	M/I Homes, Inc.(Household Durables), Callable 1/15/18 @ 103.38	6.75	1/15/21	1,049
427	Masco Corp.(Building Products), Callable 1/1/26 @ 100.00	4.38	4/1/26	434
211	Match Group, Inc.(Internet Software & Services), Callable 6/1/19 @ 104.78	6.38	6/1/24	223
1,080	Meritage Homes Corp.(Household Durables)	7.15	4/15/20	1,172
1,933	MetLife, Inc., Series C(Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (a)(d)	5.25	12/31/49	1,957
2,900	MGM Resorts International(Hotels, Restaurants & Leisure)	6.00	3/15/23	3,132
707	MGP Escrow Issuer(Hotels, Restaurants & Leisure), Callable 2/1/24 @ 100.00 (c)	5.63	5/1/24	741
899	Micron Technology, Inc.(Semiconductors & Semiconductor Equipment), Callable 4/15/19 @ 103.75 (c)	7.50	9/15/23	996
116	MidContinent Express Pipeline LLC(Oil, Gas & Consumable Fuels)	6.70	9/15/19	122
387	MPLX, LP(Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	4.88	6/1/25	397
2,650	MPT Operating Partnership, LP/MPT Finance Corp.(Equity Real Estate Investment Trusts), Callable 2/15/17 @ 103.19	6.38	2/15/22	2,746
1,425	Multi-Color Corp.(Commercial Services & Supplies), Callable 12/1/17 @ 104.59 (c)	6.13	12/1/22	1,488
1,812	Nabors Industries, Inc.(Energy Equipment & Services)	4.63	9/15/21	1,842
3,884	Navient LLC(Consumer Finance)	6.13	3/25/24	3,773
578	NCR Corp.(Technology Hardware, Storage & Peripherals), Callable 2/15/17 @ 102.31	4.63	2/15/21	588
2,146	NCR Corp.(Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	2,249
2,285	Neptune Finance Corp.(Media), Callable 1/15/19 @ 107.59 (c)	10.13	1/15/23	2,639
543	Netflix, Inc.(Internet & Direct Marketing Retail)	5.75	3/1/24	581
1,611	Netflix, Inc.(Internet & Direct Marketing Retail)	5.88	2/15/25	1,738
949	New Amethyst Corp.(Health Care Providers & Services), Callable 12/1/19 @ 104.69 (c)	6.25	12/1/24	1,001
1,153	Newfield Exploration Co.(Oil, Gas & Consumable Fuels)	5.63	7/1/24	1,202
1,139	Nexstar Broadcasting Group, Inc.(Media), Callable 2/15/18 @ 103.06 (c)	6.13	2/15/22	1,179
153	Nexstar Broadcasting Group, Inc.(Media), Callable 2/6/17 @ 103.44	6.88	11/15/20	158
1,069	Nexstar Escrow Corp.(Media), Callable 8/1/19 @ 104.22 (c)	5.63	8/1/24	1,061
2,485	NGL Energy Partners, LP/Finance Co.(Oil, Gas & Consumable Fuels), Callable 2/6/17 @ 105.16	6.88	10/15/21	2,541
660	NGL Energy Partners, LP/Finance Co.(Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75 (c)	7.50	11/1/23	681
1,122	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 7/15/18 @ 103.13	6.25	7/15/22	1,125
1,626	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 7/15/21 @ 103.31 (c)	6.63	1/15/27	1,537

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,434	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 9/15/17 @ 103.31	6.63	3/15/23	$1,438
362	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 2/6/17 @ 103.94	7.88	5/15/21	377
1,186	NuStar Logistics, LP(Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,189
286	NuStar Logistics, LP(Oil, Gas & Consumable Fuels)	6.75	2/1/21	309
1,972	OneMain Financial Holdings, Inc.(Consumer Finance), Callable 12/15/17 @ 103.63 (c)	7.25	12/15/21	2,056
1,909	Orbital ATK, Inc.(Aerospace & Defense), Callable 2/6/17 @ 103.94	5.25	10/1/21	1,983
1,032	PDC Energy, Inc.(Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59 (c)	6.13	9/15/24	1,055
2,463	Penske Automotive Group(Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	2,457
1,648	PolyOne Corp.(Chemicals)	5.25	3/15/23	1,673
1,905	Post Holdings, Inc.(Food Products), Callable 8/15/21 @ 102.50 (c)	5.00	8/15/26	1,823
561	Post Holdings, Inc.(Food Products), Callable 9/15/18 @ 105.81 (c)	7.75	3/15/24	623
948	PulteGroup, Inc.(Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	941
1,076	QEP Resources, Inc.(Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38	10/1/22	1,079
1,570	QEP Resources, Inc.(Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,633
885	Quad Graphics, Inc.(Commercial Services & Supplies)	7.00	5/1/22	863
1,916	Quicken Loans, Inc.(Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (c)	5.75	5/1/25	1,863
684	Quintiles IMS, Inc.(Health Care Technology), Callable 10/15/21 @ 102.50 (c)	5.00	10/15/26	686
143	Quintiles Transnational(Life Sciences Tools & Services), Callable 5/15/18 @ 103.66 (c)	4.88	5/15/23	145
2,744	Range Resources Corp.(Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	2,727
895	Range Resources Corp.(Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 100.00	5.75	6/1/21	938
34	Resolute Forest Products(Paper & Forest Products), Callable 5/15/17 @ 104.41	5.88	5/15/23	31
1,198	Rose Rock Midstream, LP(Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,168
725	Rose Rock Midstream, LP(Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	712
1,005	Sabine Pass Liquefaction LLC(Oil, Gas & Consumable Fuels), Callable 9/15/26 @ 100.00 (c)	5.00	3/15/27	1,014
1,907	Sabine Pass Liquefaction LLC(Oil, Gas & Consumable Fuels), Callable 12/1/24 @ 100.00	5.63	3/1/25	2,040
614	Sabre Holdings Corp.(IT Services), Callable 11/15/18 @ 103.94 (c)	5.25	11/15/23	630
1,146	Sabre Holdings Corp.(IT Services), Callable 4/15/18 @ 104.03 (c)	5.38	4/15/23	1,169
814	Scotts Miracle-GRO Co.(Chemicals), Callable 12/15/21 @ 102.63 (c)	5.25	12/15/26	814
2,065	Select Medical Corp.(Health Care Providers & Services), Callable 2/6/17 @ 104.78	6.38	6/1/21	2,065
1,176	SemGroup Corp.(Oil, Gas & Consumable Fuels), Callable 1/23/17 @ 105.63	7.50	6/15/21	1,211
1,023	Service Corp. International(Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	1,066
431	Service Corp. International(Diversified Consumer Services)	8.00	11/15/21	502
1,791	Service Master Co. LLC(Diversified Consumer Services), Callable 11/15/19 @ 103.84 (c)	5.13	11/15/24	1,818
1,911	SESI LLC(Energy Equipment & Services), Callable 2/6/17 @ 101.59	6.38	5/1/19	1,911
802	Sinclair Television Group, Inc.(Media), Callable 2/6/17 @ 104.03	5.38	4/1/21	826
184	Sinclair Television Group, Inc.(Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	192
1,116	Sirius XM Radio, Inc.(Media), Callable 4/15/20 @ 102.69 (c)	5.38	4/15/25	1,110
782	Sirius XM Radio, Inc.(Media), Callable 7/15/21 @ 102.69 (c)	5.38	7/15/26	764
542	Sirius XM Radio, Inc.(Media), Callable 7/15/19 @ 103.00 (c)	6.00	7/15/24	566
1,853	SLM Corp.(Consumer Finance)	5.50	1/15/19	1,922
1,040	SM Energy Co.(Oil, Gas & Consumable Fuels), Callable 9/15/21 @ 103.38	6.75	9/15/26	1,071
100	Sonic Automotive, Inc.(Specialty Retail), Callable 7/15/17 @ 103.50	7.00	7/15/22	105
889	Southwestern Energy Co.(Oil, Gas & Consumable Fuels), Callable 12/23/19 @ 100.00	4.05	1/23/20	916
1,637	Southwestern Energy Co.(Oil, Gas & Consumable Fuels), Callable 12/15/21 @ 100.00	4.10	3/15/22	1,547
1,953	Sprint Capital Corp.(Wireless Telecommunication Services)	6.88	11/15/28	1,929
487	Sprint Corp.(Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	512
1,079	Sprint Nextel Corp.(Wireless Telecommunication Services)	6.00	11/15/22	1,087
742	Sprint Nextel Corp.(Wireless Telecommunication Services) (c)	7.00	3/1/20	805
457	Sprint Nextel Corp.(Wireless Telecommunication Services)	7.00	8/15/20	484
595	Sprint Nextel Corp.(Wireless Telecommunication Services)	11.50	11/15/21	730
430	Steel Dynamics, Inc.(Metals & Mining), Callable 12/15/21 @ 102.50 (c)	5.00	12/15/26	428
217	Steel Dynamics, Inc.(Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	226

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$356	Steel Dynamics, Inc.(Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	$373
773	Steel Dynamics, Inc.(Metals & Mining), Callable 8/15/17 @ 103.19	6.38	8/15/22	806
1,953	Summit Midstream Holdings LLC(Oil, Gas & Consumable Fuels), Callable 2/6/17 @ 105.63	7.50	7/1/21	2,051
696	Targa Resources Partners, LP(Oil, Gas & Consumable Fuels), Callable 2/6/17 @ 103.19	6.38	8/1/22	720
389	Taylor Morrison Communities, Inc.(Household Durables), Callable 2/6/17 @ 103.94 (c)	5.25	4/15/21	399
261	Teleflex, Inc.(Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	258
2,415	Tenet Healthcare Corp.(Health Care Providers & Services)	4.50	4/1/21	2,403
206	Tenet Healthcare Corp.(Health Care Providers & Services)	4.75	6/1/20	207
3,007	Tenet Healthcare Corp.(Health Care Providers & Services)	6.00	10/1/20	3,134
584	Tenet Healthcare Corp.(Health Care Providers & Services), Callable 1/1/19 @ 103.75 (c)	7.50	1/1/22	609
870	Tenneco, Inc.(Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	854
1,167	Tesoro Logistics, LP/Tesoro Logistics Corp.(Oil, Gas & Consumable Fuels), Callable 2/6/17 @ 102.94	5.88	10/1/20	1,203
58	Tesoro Logistics, LP/Tesoro Logistics Corp.(Oil, Gas & Consumable Fuels), Callable 1/23/17 @ 104.59	6.13	10/15/21	61
92	Tesoro Logistics, LP/Tesoro Logistics Corp.(Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13	6.25	10/15/22	98
726	The ADT Corp.(Commercial Services & Supplies)	6.25	10/15/21	788
2	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 2/6/17 @ 100.00 (a)	3.93	6/1/19	2
47	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	47
1,144	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	1,274
1,198	The Goodyear Tire & Rubber Co.(Auto Components)	8.75	8/15/20	1,429
780	The Men’s Wearhouse, Inc.(Specialty Retail), Callable 7/1/17 @ 105.25	7.00	7/1/22	764
1,223	The Ryland Group, Inc.(Household Durables)	5.38	10/1/22	1,246
692	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	729
759	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	802
535	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	564
2,036	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 4/1/17 @ 103.13	6.25	4/1/21	2,118
464	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	498
1,481	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,601
773	Toll Brothers Finance Corp.(Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	771
836	Toll Brothers Finance Corp.(Household Durables), Callable 11/15/21 @ 100.00	5.88	2/15/22	907
274	TreeHouse Foods, Inc.(Food Products), Callable 3/15/17 @ 103.66	4.88	3/15/22	281
531	TreeHouse Foods, Inc.(Food Products), Callable 2/15/19 @ 104.50 (c)	6.00	2/15/24	556
1,038	Tri Pointe Group, Inc.(Household Durables), Callable 6/1/21 @ 100.00	4.88	7/1/21	1,059
2,875	Unit Corp.(Energy Equipment & Services), Callable 2/6/17 @ 103.31	6.63	5/15/21	2,789
640	United Airlines Pass Through Trust, Class B(Airlines)	4.63	9/3/22	655
609	United Rentals NA, Inc.(Trading Companies & Distributors), Callable 7/15/18 @ 103.47	4.63	7/15/23	621
1,386	United Rentals NA, Inc.(Trading Companies & Distributors), Callable 5/15/19 @ 102.88	5.75	11/15/24	1,456
1,079	Universal Hospital Services, Inc.(Media), Callable 2/6/17 @ 103.81	7.63	8/15/20	1,068
1,929	Univision Communications, Inc.(Media), Callable 9/15/17 @ 103.38 (c)	6.75	9/15/22	2,025
2,674	URS Corp.(Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	2,687
378	US Foods, Inc.(Food & Staples Retailing), Callable 6/15/19 @ 102.94 (c)	5.88	6/15/24	390
1,719	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 2/6/17 @ 103.19 (c)	6.38	10/15/20	1,476
220	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 2/6/17 @ 103.38 (c)	6.75	8/15/21	183
890	VEREIT Operating Partner(Equity Real Estate Investment Trusts), Callable 3/1/26 @ 100.00	4.88	6/1/26	901
2,153	ViaSat, Inc.(Communications Equipment), Callable 2/6/17 @ 103.44	6.88	6/15/20	2,218
320	Vista Outdoor, Inc.(Leisure Products), Callable 10/1/18 @ 104.41	5.88	10/1/23	335
513	Western Digital Corp.(Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 103.69 (c)	7.38	4/1/23	564
1,409	Western Digital Corp.(Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 107.88 (c)	10.50	4/1/24	1,666

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,642	ZF North America Capital, Inc.(Auto Components) (c)	4.50	4/29/22	$1,692
1,306	ZF North America Capital, Inc.(Auto Components) (c)	4.75	4/29/25	1,329

	Total Corporate Bonds			334,115

	Yankee Dollars — 13.15%
96	AerCap Ireland Capital Ltd.(Trading Companies & Distributors)	3.75	5/15/19	98
431	AerCap Ireland Capital Ltd.(Trading Companies & Distributors), Callable 1/1/22 @ 100.00	3.95	2/1/22	435
1,877	AerCap Ireland Capital Ltd.(Trading Companies & Distributors)	4.50	5/15/21	1,945
298	AerCap Ireland Capital Ltd.(Trading Companies & Distributors)	5.00	10/1/21	313
947	Aircastle Ltd.(Trading Companies & Distributors)	5.50	2/15/22	1,004
1,587	Albea Beauty Holdings SA(Containers & Packaging), Callable 2/6/17 @ 104.19 (c)	8.38	11/1/19	1,650
1,039	Alcoa Nederland Holding(Metals & Mining), Callable 9/30/19 @ 105.06 (c)	6.75	9/30/24	1,127
1,036	Alcoa Nederland Holding(Metals & Mining), Callable 9/30/21 @ 103.50 (c)	7.00	9/30/26	1,135
3,845	Altice Financing SA(Media), Callable 2/15/18 @ 104.97 (c)	6.63	2/15/23	3,951
730	Altice Financing SA(Media), Callable 5/15/21 @ 103.75 (c)	7.50	5/15/26	759
1,477	Anglo American Capital(Metals & Mining) (c)	4.13	9/27/22	1,488
556	ArcelorMittal(Metals & Mining) (a)	6.25	8/5/20	605
1,022	ArcelorMittal(Metals & Mining)	7.25	2/25/22	1,152
543	Barry Callebaut Services NV(Food Products) (c)	5.50	6/15/23	575
100	Bombardier, Inc.(Aerospace & Defense) (c)	6.13	1/15/23	95
649	Bombardier, Inc.(Aerospace & Defense), Callable 3/15/20 @ 103.75 (c)	7.50	3/15/25	642
456	Brookfield Residential Properties, Inc.(Household Durables), Callable 7/1/17 @ 104.59 (c)	6.13	7/1/22	458
440	Brookfield Residential Properties, Inc.(Household Durables), Callable 5/15/20 @ 103.19 (c)	6.38	5/15/25	439
216	Brookfield Residential Properties, Inc.(Household Durables), Callable 2/6/17 @ 103.25 (c)	6.50	12/15/20	221
277	Cascades, Inc.(Containers & Packaging), Callable 7/15/17 @ 104.13	5.50	7/15/22	281
1,392	Cascades, Inc.(Containers & Packaging), Callable 7/15/18 @ 104.31 (c)	5.75	7/15/23	1,413
1,776	Cimpress NV(Internet Software & Services), Callable 4/1/18 @ 105.25 (c)	7.00	4/1/22	1,812
1,879	CNH Industrial NV(Machinery)	4.50	8/15/23	1,856
1,359	Cogeco Cable, Inc.(Media), Callable 2/6/17 @ 103.66 (c)	4.88	5/1/20	1,398
96	FMG Resources (August 2006) Pty Ltd.(Metals & Mining), Callable 3/1/18 @ 109.75 (c)	9.75	3/1/22	111
2,008	Gibson Energy, Inc.(Oil, Gas & Consumable Fuels), Callable 2/6/17 @ 105.06 (c)	6.75	7/15/21	2,083
1,198	Grifols Worldwide Operations Ltd.(Pharmaceuticals), Callable 4/1/17 @ 103.94	5.25	4/1/22	1,240
850	Hudbay Minerals, Inc.(Metals & Mining), Callable 7/15/19 @ 103.63 (c)	7.25	1/15/23	880
2,033	IHS Markit, Ltd.(Professional Services), Callable 8/1/22 @ 100.00	5.00	11/1/22	2,109
674	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	454
1,969	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 2/6/17 @ 102.42	7.25	10/15/20	1,526
2,046	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 2/6/17 @ 101.81	7.25	4/1/19	1,719
1,724	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 2/6/17 @ 103.75	7.50	4/1/21	1,315
2,814	Intergen NV(Multi-Utilities), Callable 6/30/18 @ 103.50 (c)	7.00	6/30/23	2,504
921	International Game Technology(Hotels, Restaurants & Leisure), Callable 11/15/19 @ 100.00	5.63	2/15/20	972
1,444	International Game Technology(Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (c)	6.25	2/15/22	1,548
1,456	Lundin Mining Corp.(Metals & Mining), Callable 11/1/17 @ 103.75 (c)	7.50	11/1/20	1,549
699	Lundin Mining Corp.(Metals & Mining), Callable 11/1/18 @ 103.94 (c)	7.88	11/1/22	760
1,174	Mallinckrodt International Finance(Pharmaceuticals)	4.75	4/15/23	1,022
615	Mallinckrodt International Finance SA(Pharmaceuticals), Callable 4/15/20 @ 102.75 (c)	5.50	4/15/25	550
958	Mattamy Group Corp.(Household Durables), Callable 12/15/19 @ 103.44 (c)	6.88	12/15/23	970
1,267	MDC Partners, Inc.(Media), Callable 5/1/19 @ 104.88 (c)	6.50	5/1/24	1,140
1,647	MEG Energy Corp.(Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.19 (c)	6.38	1/30/23	1,466
580	MEG Energy Corp.(Oil, Gas & Consumable Fuels), Callable 2/6/17 @ 103.25 (c)	6.50	3/15/21	537
1,197	NCL Corp. Ltd.(Hotels, Restaurants & Leisure), Callable 11/15/17 @ 102.31 (c)	4.63	11/15/20	1,218
2,168	NCL Corp. Ltd.(Hotels, Restaurants & Leisure), Callable 12/15/18 @ 102.38 (c)	4.75	12/15/21	2,167
921	Nova Chemicals Corp.(Chemicals), Callable 8/1/18 @ 102.63 (c)	5.25	8/1/23	930

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,536	Numericable – SFR SAS(Diversified Telecommunication Services), Callable 5/15/19 @ 103.13 (c)	6.25	5/15/24	$1,544
1,043	Numericable – SFR SAS(Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (c)	7.38	5/1/26	1,065
748	NXP BV/NXP Funding LLC(Semiconductors & Semiconductor Equipment) (c)	4.13	6/1/21	772
900	NXP BV/NXP Funding LLC(Semiconductors & Semiconductor Equipment) (c)	4.63	6/1/23	945
1,795	Open Text Corp.(Software), Callable 6/1/21 @ 102.94 (c)	5.88	6/1/26	1,894
1,326	Petroleos Mexicanos(Oil, Gas & Consumable Fuels)	5.38	3/13/22	1,358
1,652	Precision Drilling Corp.(Energy Equipment & Services), Callable 5/15/19 @ 102.63	5.25	11/15/24	1,545
497	Precision Drilling Corp.(Energy Equipment & Services), Callable 2/6/17 @ 103.25	6.50	12/15/21	504
341	Precision Drilling Corp.(Energy Equipment & Services), Callable 12/15/19 @ 103.88 (c)	7.75	12/15/23	360
1,907	Quebecor Media, Inc.(Media)	5.75	1/15/23	1,978
845	Royal Caribbean Cruises Ltd.(Hotels, Restaurants & Leisure)	5.25	11/15/22	903
1,182	Sensata Technologies BV(Electrical Equipment) (c)	5.00	10/1/25	1,158
1,503	SFR Group SA(Diversified Telecommunication Services), Callable 5/15/17 @ 104.50 (c)	6.00	5/15/22	1,542
1,458	SoftBank Corp.(Wireless Telecommunication Services) (c)	4.50	4/15/20	1,494
773	Teekay Corp.(Oil, Gas & Consumable Fuels)	8.50	1/15/20	734
2,083	Transocean Phoenix 2, Ltd.(Energy Equipment & Services), Callable 10/15/20 @ 103.88 (c)	7.75	10/15/24	2,197
1,358	Tullow Oil PLC(Oil, Gas & Consumable Fuels), Callable 1/17/17 @ 103.00 (c)	6.00	11/1/20	1,294
1,328	Tullow Oil PLC(Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.69 (c)	6.25	4/15/22	1,235
874	UPCB Finance IV Ltd.(Diversified Telecommunication Services), Callable 1/15/20 @ 102.69 (c)	5.38	1/15/25	881
589	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 3/1/18 @ 102.75 (c)	5.50	3/1/23	442
2,088	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 2/6/17 @ 102.53^(c)	6.75	8/15/18	1,978
516	Videotron Ltee(Media)	5.00	7/15/22	529
1,542	VPII Escrow Corp.(Pharmaceuticals), Callable 2/6/17 @ 105.63 (c)	7.50	7/15/21	1,307
977	VRX Escrow Corp.(Pharmaceuticals), Callable 4/15/20 @ 103.06 (c)	6.13	4/15/25	734
1,060	Weatherford International Ltd.(Energy Equipment & Services)	6.50	8/1/36	851

	Total Yankee Dollars			82,866

	Preferred Stock — 0.02%
5,470	GMAC Capital Trust I, Series 2 (Consumer Finance)			139

	Total Preferred Stock			139

	Time Deposit — 1.34%
$8,449	State Street Liquidity Management Control System Eurodollar Time Deposit	0.02	1/3/17	8,449

	Total Time Deposit			8,449

	Exchange-Traded Fund — 5.73%
417	iShares Iboxx $ High Yield Corporate Bond Fund^			36,088

	Total Exchange-Traded Fund			36,088

	Mutual Funds — 9.38%
21,793	Federated Treasury Obligations Fund, Institutional Shares^^(e)	0.37		21,793
5	SSgA U.S. Government Money Market Fund (e)	0.17		5
844	State Street Institutional Treasury Money Market Fund (e)	0.35		844
36,443	State Street Institutional Treasury Plus Money Market Fund (e)	0.35		36,443

	Total Mutual Funds			59,085

	Repurchase Agreement — 1.68%
$10,575	Jefferies LLC (Purchased on 12/30/16, proceeds at maturity $10,575,103 collateralized by U.S. Treasury Obligations, 0.97% – 3.09%, 5/15/18 – 2/15/45 fair value $10,786,088)^^	0.45	1/3/17	10,575

	Total Repurchase Agreement			10,575

	Total Investments (cost $646,860) — 103.99%			655,081
	Liabilities in excess of other assets — (3.99)%			(25,118)

	Net Assets — 100.00%			$629,963

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

*	Security was fair valued on December 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016, was $30,429 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016.

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2016.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2016.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on December 31, 2016.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Collateralized Mortgage Obligations	—	—	18.78%	—	18.78%
U.S. Government Agency Mortgages	—	—	0.86%	—	0.86%
Corporate Bonds	52.45%	—	0.60%	—	53.05%
Yankee Dollars	13.15%	—	—	—	13.15%
Preferred Stock	0.02%	—	—	—	0.02%
Time Deposit	1.34%	—	—	—	1.34%
Exchange-Traded Fund	—	5.73%	—	—	5.73%
Mutual Funds	0.62%	5.39%	1.67%	1.70%	9.38%
Repurchase Agreement	0.30%	1.38%	—	—	1.68%
Other Assets (Liablities)	0.04%	-4.17%	0.14%	0.00%	-3.99%

Total Net Assets	67.92%	8.33%	22.05%	1.70%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(10)	10-Year US Treasury Note Future	$(2,358)	3/22/17	$(184)
26	5-Year US Treasury Note Future	3,059	3/31/17	(29)
5	Ultra Long Term US Treasury Bond Future	801	3/22/17	(8)

	Net Unrealized Appreciation/(Depreciation)			$(221)

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 5.41%
$200	Fannie Mae	0.88	2/8/18	$200
200	Fannie Mae	0.88	5/21/18	199
100	Fannie Mae, Callable 3/27/17 @ 100.00	0.88	12/27/17	100
300	Fannie Mae, Series 1, Callable 1/30/17 @ 100.00	1.00	4/30/18	299
300	Fannie Mae, Series 0003, Callable 7/26/17 @ 100.00	1.13	7/26/19	296
300	Fannie Mae	1.13	12/14/18	299
360	Fannie Mae	1.50	6/22/20	358
300	Fannie Mae	1.63	11/27/18	302
200	Fannie Mae	1.75	11/26/19	201
350	Fannie Mae	1.88	9/18/18	354
350	Fannie Mae	1.88	9/24/26	321
630	Fannie Mae (a)(b)	1.94	10/9/19	597
250	Fannie Mae	2.63	9/6/24	253
95	Fannie Mae	6.25	5/15/29	126
160	Fannie Mae	6.63	11/15/30	222
180	Fannie Mae	7.25	5/15/30	260
300	Federal Farm Credit Bank	0.75	4/18/18	298
50	Federal Farm Credit Bank, Callable 1/13/17 @ 100.00	1.58	2/17/21	49
600	Federal Home Loan Bank	0.88	6/29/18	598
500	Federal Home Loan Bank	1.13	7/14/21	482
200	Federal Home Loan Bank	1.25	6/8/18	200
200	Federal Home Loan Bank	1.38	11/15/19	199
300	Federal Home Loan Bank	1.63	6/14/19	301
100	Federal Home Loan Bank, Callable 7/6/17 @ 100.00	1.65	1/6/20	100
200	Federal Home Loan Bank	1.75	12/14/18	202
300	Federal Home Loan Bank	2.00	9/14/18	304
50	Federal Home Loan Bank	2.13	3/10/23	49
160	Federal Home Loan Bank	2.88	9/11/20	167
180	Federal Home Loan Bank	5.25	12/11/20	203
65	Federal Home Loan Bank	5.50	7/15/36	85
175	Financing Corp., Series E	9.65	11/2/18	201
400	Freddie Mac	0.75	1/12/18	399
650	Freddie Mac	0.88	3/7/18	650
200	Freddie Mac	1.25	8/1/19	199
550	Freddie Mac	1.25	10/2/19	547
200	Freddie Mac	1.38	5/1/20	198
250	Freddie Mac	1.40	8/22/19	250
350	Freddie Mac	2.38	1/13/22	355
200	Freddie Mac	4.88	6/13/18	211
150	Freddie Mac	6.25	7/15/32	206
80	Freddie Mac	6.75	3/15/31	113
110	Tennessee Valley Authority	4.70	7/15/33	129
85	Tennessee Valley Authority	5.25	9/15/39	107
190	Tennessee Valley Authority	6.15	1/15/38	260

	Total U.S. Government Agency Securities			11,449

	Corporate Bond — 0.13%
250	Private Export Funding Corp.(Diversified Financial Services)	4.38	3/15/19	266

	Total Corporate Bond			266

	U.S. Treasury Obligations — 89.50%
600	U.S. Treasury Bond	1.00	8/31/19	594
1,680	U.S. Treasury Bond	2.25	8/15/46	1,409
1,015	U.S. Treasury Bond	2.50	2/15/45	902
1,455	U.S. Treasury Bond	2.50	5/15/46	1,290
1,035	U.S. Treasury Bond	2.50	2/15/46	917

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$837	U.S. Treasury Bond	2.75	8/15/42	$789
671	U.S. Treasury Bond	2.75	11/15/42	632
405	U.S. Treasury Bond	2.88	11/15/46	390
980	U.S. Treasury Bond	2.88	8/15/45	941
1,116	U.S. Treasury Bond	2.88	5/15/43	1,076
389	U.S. Treasury Bond	3.00	5/15/42	385
1,220	U.S. Treasury Bond	3.00	11/15/45	1,201
1,260	U.S. Treasury Bond	3.00	5/15/45	1,240
1,015	U.S. Treasury Bond	3.00	11/15/44	1,000
1,010	U.S. Treasury Bond	3.13	8/15/44	1,020
700	U.S. Treasury Bond	3.13	5/15/21	737
216	U.S. Treasury Bond	3.13	11/15/41	219
647	U.S. Treasury Bond	3.13	2/15/43	654
425	U.S. Treasury Bond	3.13	2/15/42	430
1,130	U.S. Treasury Bond	3.38	5/15/44	1,196
135	U.S. Treasury Bond	3.50	2/15/39	147
900	U.S. Treasury Bond	3.63	8/15/43	996
1,280	U.S. Treasury Bond	3.63	2/15/44	1,416
230	U.S. Treasury Bond	3.75	8/15/41	259
1,345	U.S. Treasury Bond	3.75	11/15/43	1,522
185	U.S. Treasury Bond	3.88	8/15/40	212
540	U.S. Treasury Bond	4.25	11/15/40	654
546	U.S. Treasury Bond	4.38	5/15/41	674
363	U.S. Treasury Bond	4.38	5/15/40	448
300	U.S. Treasury Bond	4.38	11/15/39	370
325	U.S. Treasury Bond	4.50	2/15/36	411
400	U.S. Treasury Bond	4.50	8/15/39	501
350	U.S. Treasury Bond	4.50	5/15/38	441
673	U.S. Treasury Bond	4.63	2/15/40	859
825	U.S. Treasury Bond	4.75	2/15/41	1,074
525	U.S. Treasury Bond	4.75	2/15/37	682
170	U.S. Treasury Bond	5.00	5/15/37	228
282	U.S. Treasury Bond	5.25	11/15/28	358
230	U.S. Treasury Bond	5.25	2/15/29	294
259	U.S. Treasury Bond	5.38	2/15/31	344
85	U.S. Treasury Bond	6.00	2/15/26	110
150	U.S. Treasury Bond	6.13	8/15/29	207
235	U.S. Treasury Bond	6.13	11/15/27	315
320	U.S. Treasury Bond	6.25	5/15/30	452
122	U.S. Treasury Bond	6.25	8/15/23	152
100	U.S. Treasury Bond	6.38	8/15/27	136
218	U.S. Treasury Bond	6.50	11/15/26	295
200	U.S. Treasury Bond	6.75	8/15/26	274
100	U.S. Treasury Bond	7.25	8/15/22	127
7	U.S. Treasury Bond	7.88	2/15/21	9
400	U.S. Treasury Bond	8.00	11/15/21	512
350	U.S. Treasury Bond	8.13	8/15/19	410
110	U.S. Treasury Bond	8.13	8/15/21	140
690	U.S. Treasury Note	0.63	6/30/18	686
850	U.S. Treasury Note	0.63	4/30/18	846
755	U.S. Treasury Note	0.75	4/15/18	753
1,050	U.S. Treasury Note	0.75	10/31/18	1,042
300	U.S. Treasury Note	0.75	8/31/18	298
125	U.S. Treasury Note	0.75	8/15/19	123

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$582	U.S. Treasury Note	0.75	7/31/18	$579
1,150	U.S. Treasury Note	0.75	7/15/19	1,133
1,095	U.S. Treasury Note	0.75	2/15/19	1,084
695	U.S. Treasury Note	0.75	4/30/18	693
735	U.S. Treasury Note	0.75	1/31/18	733
590	U.S. Treasury Note	0.75	9/30/18	586
1,013	U.S. Treasury Note	0.75	3/31/18	1,010
1,700	U.S. Treasury Note	0.75	2/28/18	1,695
950	U.S. Treasury Note	0.88	4/15/19	941
700	U.S. Treasury Note	0.88	3/31/18	699
1,145	U.S. Treasury Note	0.88	6/15/19	1,133
549	U.S. Treasury Note	0.88	1/31/18	549
545	U.S. Treasury Note	0.88	9/15/19	538
695	U.S. Treasury Note	0.88	5/31/18	694
1,150	U.S. Treasury Note	0.88	5/15/19	1,139
380	U.S. Treasury Note	0.88	7/31/19	375
485	U.S. Treasury Note	0.88	7/15/18	483
1,090	U.S. Treasury Note	0.88	10/15/18	1,085
740	U.S. Treasury Note	0.88	1/15/18	740
545	U.S. Treasury Note	1.00	10/15/19	539
645	U.S. Treasury Note	1.00	11/15/19	637
416	U.S. Treasury Note	1.00	9/30/19	411
845	U.S. Treasury Note	1.00	3/15/19	840
705	U.S. Treasury Note	1.00	9/15/18	703
700	U.S. Treasury Note	1.00	11/30/18	698
905	U.S. Treasury Note	1.00	3/15/18	905
390	U.S. Treasury Note	1.00	6/30/19	387
800	U.S. Treasury Note	1.00	5/15/18	800
515	U.S. Treasury Note	1.00	11/30/19	509
950	U.S. Treasury Note	1.00	5/31/18	950
435	U.S. Treasury Note	1.00	2/15/18	435
675	U.S. Treasury Note	1.13	12/31/19	668
750	U.S. Treasury Note	1.13	6/30/21	725
700	U.S. Treasury Note	1.13	4/30/20	690
1,005	U.S. Treasury Note	1.13	8/31/21	970
550	U.S. Treasury Note	1.13	3/31/20	543
680	U.S. Treasury Note	1.13	1/15/19	679
840	U.S. Treasury Note	1.13	7/31/21	811
825	U.S. Treasury Note	1.13	5/31/19	821
700	U.S. Treasury Note	1.13	9/30/21	675
910	U.S. Treasury Note	1.13	2/28/21	885
300	U.S. Treasury Note	1.25	4/30/19	300
705	U.S. Treasury Note	1.25	11/15/18	706
1,280	U.S. Treasury Note	1.25	10/31/18	1,282
475	U.S. Treasury Note	1.25	10/31/19	473
1,350	U.S. Treasury Note	1.25	10/31/21	1,308
692	U.S. Treasury Note	1.25	2/29/20	686
915	U.S. Treasury Note	1.25	12/15/18	916
720	U.S. Treasury Note	1.25	12/31/18	721
400	U.S. Treasury Note	1.25	11/30/18	400
915	U.S. Treasury Note	1.25	3/31/21	893
735	U.S. Treasury Note	1.25	7/31/23	691
835	U.S. Treasury Note	1.25	1/31/19	835
1,075	U.S. Treasury Note	1.25	1/31/20	1,067

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$910	U.S. Treasury Note	1.38	4/30/21	$892
900	U.S. Treasury Note	1.38	2/29/20	895
1,000	U.S. Treasury Note	1.38	8/31/23	946
925	U.S. Treasury Note	1.38	10/31/20	913
750	U.S. Treasury Note	1.38	12/15/19	748
790	U.S. Treasury Note	1.38	4/30/20	784
1,105	U.S. Treasury Note	1.38	3/31/20	1,099
965	U.S. Treasury Note	1.38	1/31/21	949
635	U.S. Treasury Note	1.38	9/30/23	601
850	U.S. Treasury Note	1.38	9/30/20	840
500	U.S. Treasury Note	1.38	6/30/18	502
825	U.S. Treasury Note	1.38	5/31/20	819
1,055	U.S. Treasury Note	1.38	8/31/20	1,043
340	U.S. Treasury Note	1.38	7/31/18	341
493	U.S. Treasury Note	1.38	12/31/18	494
668	U.S. Treasury Note	1.38	2/28/19	670
485	U.S. Treasury Note	1.38	11/30/18	487
640	U.S. Treasury Note	1.38	5/31/21	627
1,100	U.S. Treasury Note	1.38	9/30/18	1,104
500	U.S. Treasury Note	1.38	1/31/20	498
745	U.S. Treasury Note	1.38	6/30/23	707
1,100	U.S. Treasury Note	1.50	8/31/18	1,107
650	U.S. Treasury Note	1.50	3/31/19	653
1,875	U.S. Treasury Note	1.50	8/15/26	1,721
750	U.S. Treasury Note	1.50	10/31/19	751
900	U.S. Treasury Note	1.50	1/31/22	879
1,000	U.S. Treasury Note	1.50	11/30/19	1,002
1,135	U.S. Treasury Note	1.50	5/31/19	1,140
790	U.S. Treasury Note	1.50	12/31/18	794
1,195	U.S. Treasury Note	1.50	5/31/20	1,191
500	U.S. Treasury Note	1.50	2/28/19	503
533	U.S. Treasury Note	1.50	1/31/19	536
1,220	U.S. Treasury Note	1.50	3/31/23	1,171
775	U.S. Treasury Note	1.50	2/28/23	745
635	U.S. Treasury Note	1.63	10/31/23	610
1,160	U.S. Treasury Note	1.63	6/30/19	1,168
2,080	U.S. Treasury Note	1.63	2/15/26	1,940
757	U.S. Treasury Note	1.63	11/15/22	736
1,580	U.S. Treasury Note	1.63	5/15/26	1,471
580	U.S. Treasury Note	1.63	4/30/19	584
750	U.S. Treasury Note	1.63	5/31/23	724
720	U.S. Treasury Note	1.63	3/31/19	726
360	U.S. Treasury Note	1.63	8/31/19	362
870	U.S. Treasury Note	1.63	8/15/22	848
750	U.S. Treasury Note	1.63	4/30/23	725
915	U.S. Treasury Note	1.63	11/30/21	907
900	U.S. Treasury Note	1.63	6/30/20	900
500	U.S. Treasury Note	1.63	7/31/19	503
875	U.S. Treasury Note	1.63	11/30/20	871
870	U.S. Treasury Note	1.63	7/31/20	869
1,000	U.S. Treasury Note	1.63	12/31/19	1,004
600	U.S. Treasury Note	1.75	1/31/23	585
815	U.S. Treasury Note	1.75	10/31/20	816
910	U.S. Treasury Note	1.75	9/30/22	892

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$910	U.S. Treasury Note	1.75	4/30/22	$896
1,603	U.S. Treasury Note	1.75	5/15/23	1,558
785	U.S. Treasury Note	1.75	10/31/18	793
1,000	U.S. Treasury Note	1.75	12/31/20	999
1,095	U.S. Treasury Note	1.75	2/28/22	1,081
450	U.S. Treasury Note	1.75	5/15/22	443
780	U.S. Treasury Note	1.75	9/30/19	787
660	U.S. Treasury Note	1.75	3/31/22	651
420	U.S. Treasury Note	1.88	6/30/20	424
875	U.S. Treasury Note	1.88	8/31/22	864
850	U.S. Treasury Note	1.88	10/31/22	838
525	U.S. Treasury Note	1.88	11/30/21	523
665	U.S. Treasury Note	1.88	5/31/22	659
1,538	U.S. Treasury Note	2.00	2/15/23	1,524
1,110	U.S. Treasury Note	2.00	11/15/21	1,112
700	U.S. Treasury Note	2.00	2/28/21	705
850	U.S. Treasury Note	2.00	11/30/22	843
1,000	U.S. Treasury Note	2.00	12/31/21	1,003
900	U.S. Treasury Note	2.00	8/31/21	903
2,025	U.S. Treasury Note	2.00	2/15/25	1,967
550	U.S. Treasury Note	2.00	5/31/21	553
938	U.S. Treasury Note	2.00	2/15/22	938
1,680	U.S. Treasury Note	2.00	8/15/25	1,624
1,000	U.S. Treasury Note	2.00	10/31/21	1,002
945	U.S. Treasury Note	2.00	11/15/26	908
840	U.S. Treasury Note	2.00	7/31/22	836
660	U.S. Treasury Note	2.00	7/31/20	668
800	U.S. Treasury Note	2.00	9/30/20	808
550	U.S. Treasury Note	2.00	11/30/20	555
1,095	U.S. Treasury Note	2.13	8/15/21	1,104
830	U.S. Treasury Note	2.13	12/31/22	829
750	U.S. Treasury Note	2.13	11/30/23	744
945	U.S. Treasury Note	2.13	6/30/22	947
785	U.S. Treasury Note	2.13	9/30/21	791
1,000	U.S. Treasury Note	2.13	6/30/21	1,010
800	U.S. Treasury Note	2.13	12/31/21	806
750	U.S. Treasury Note	2.13	1/31/21	759
1,660	U.S. Treasury Note	2.13	5/15/25	1,624
600	U.S. Treasury Note	2.13	8/31/20	609
1,575	U.S. Treasury Note	2.25	11/15/25	1,553
1,955	U.S. Treasury Note	2.25	11/15/24	1,939
500	U.S. Treasury Note	2.25	3/31/21	509
700	U.S. Treasury Note	2.25	4/30/21	712
200	U.S. Treasury Note	2.25	7/31/18	204
775	U.S. Treasury Note	2.25	12/31/23	774
785	U.S. Treasury Note	2.25	7/31/21	797
700	U.S. Treasury Note	2.38	12/31/20	717
1,620	U.S. Treasury Note	2.38	8/15/24	1,624
200	U.S. Treasury Note	2.38	5/31/18	204
500	U.S. Treasury Note	2.38	6/30/18	510
1,290	U.S. Treasury Note	2.50	8/15/23	1,311
2,190	U.S. Treasury Note	2.50	5/15/24	2,219
1,353	U.S. Treasury Note	2.63	11/15/20	1,397
406	U.S. Treasury Note	2.63	1/31/18	413

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,377	U.S. Treasury Note	2.63	8/15/20	$1,423
550	U.S. Treasury Note	2.63	4/30/18	562
529	U.S. Treasury Note	2.75	2/15/19	545
300	U.S. Treasury Note	2.75	2/28/18	306
1,817	U.S. Treasury Note	2.75	11/15/23	1,874
1,415	U.S. Treasury Note	2.75	2/15/24	1,460
400	U.S. Treasury Note	2.88	3/31/18	409
730	U.S. Treasury Note	3.13	5/15/19	761
1,082	U.S. Treasury Note	3.38	11/15/19	1,141
825	U.S. Treasury Note	3.50	5/15/20	876
490	U.S. Treasury Note	3.50	2/15/18	504
1,152	U.S. Treasury Note	3.63	2/15/21	1,236
800	U.S. Treasury Note	3.63	8/15/19	847
1,260	U.S. Treasury Note	3.63	2/15/20	1,340
1,135	U.S. Treasury Note	3.75	11/15/18	1,189
300	U.S. Treasury Note	4.00	8/15/18	314
400	U.S. Treasury Note	4.25	5/15/39	485
150	U.S. Treasury Note	5.50	8/15/28	194
480	U.S. Treasury Note	9.00	11/15/18	549

	Total U.S. Treasury Obligations			189,226

	Yankee Dollar — 0.06%
115	AID-Israel(Sovereign Bond)	5.50	9/18/23	136

	Total Yankee Dollar			136

	Time Deposit — 0.15%
324	State Street Liquidity Management Control System Eurodollar Time Deposit	0.02	1/3/17	324

	Total Time Deposit			324

	Mutual Fund — 3.44%
7,283	State Street Institutional Treasury Plus Money Market Fund (c)	0.35		7,283

	Total Mutual Fund			7,283

	Total Investments (cost $209,509) — 98.69%			208,684
	Other assets in excess of liabilities — 1.31%			2,762

	Net Assets — 100.00%			$211,446

(a)	Zero Coupon Security. Effective rate shown is as of December 31, 2016.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on December 31, 2016.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	5.41%	—	5.41%
Corporate Bond	0.13%	—	0.13%
U.S. Treasury Obligations	89.50%	—	89.50%
Yankee Dollar	0.06%	—	0.06%
Time Deposit	0.15%	—	0.15%
Mutual Fund	—	3.44%	3.44%
Other Assets (Liabilities)	1.31%	0.00%	1.31%

Total Net Assets	96.56%	3.44%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 94.78%
$4,131	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$3,781
5,597	U.S. Treasury Inflation Index Bond	0.75	2/15/42	5,297
6,950	U.S. Treasury Inflation Index Bond	0.75	2/15/45	6,537
5,119	U.S. Treasury Inflation Index Bond	1.00	2/15/46	5,139
6,258	U.S. Treasury Inflation Index Bond	1.38	2/15/44	6,827
4,747	U.S. Treasury Inflation Index Bond	1.75	1/15/28	5,299
5,892	U.S. Treasury Inflation Index Bond	2.00	1/15/26	6,637
3,184	U.S. Treasury Inflation Index Bond	2.13	2/15/41	3,963
2,513	U.S. Treasury Inflation Index Bond	2.13	2/15/40	3,111
8,086	U.S. Treasury Inflation Index Bond	2.38	1/15/25	9,283
4,738	U.S. Treasury Inflation Index Bond	2.38	1/15/27	5,549
4,579	U.S. Treasury Inflation Index Bond	2.50	1/15/29	5,522
1,845	U.S. Treasury Inflation Index Bond	3.38	4/15/32	2,550
3,997	U.S. Treasury Inflation Index Bond	3.63	4/15/28	5,255
4,861	U.S. Treasury Inflation Index Bond	3.88	4/15/29	6,645
12,635	U.S. Treasury Inflation Index Note	0.13	1/15/23	12,540
12,288	U.S. Treasury Inflation Index Note	0.13	7/15/24	12,070
15,319	U.S. Treasury Inflation Index Note	0.13	4/15/18	15,457
15,195	U.S. Treasury Inflation Index Note	0.13	4/15/20	15,352
15,174	U.S. Treasury Inflation Index Note	0.13	4/15/19	15,363
12,577	U.S. Treasury Inflation Index Note	0.13	7/15/22	12,608
12,265	U.S. Treasury Inflation Index Note	0.13	1/15/22	12,284
10,388	U.S. Treasury Inflation Index Note	0.13	7/15/26	10,044
13,210	U.S. Treasury Inflation Index Note	0.13	4/15/21	13,285
12,317	U.S. Treasury Inflation Index Note	0.25	1/15/25	12,112
12,304	U.S. Treasury Inflation Index Note	0.38	7/15/25	12,235
12,534	U.S. Treasury Inflation Index Note	0.38	7/15/23	12,644
11,048	U.S. Treasury Inflation Index Note	0.63	7/15/21	11,399
11,081	U.S. Treasury Inflation Index Note	0.63	1/15/26	11,176
12,505	U.S. Treasury Inflation Index Note	0.63	1/15/24	12,723
10,406	U.S. Treasury Inflation Index Note	1.13	1/15/21	10,916
9,097	U.S. Treasury Inflation Index Note	1.25	7/15/20	9,607
5,918	U.S. Treasury Inflation Index Note	1.38	1/15/20	6,224
4,620	U.S. Treasury Inflation Index Note	1.38	7/15/18	4,794
4,668	U.S. Treasury Inflation Index Note	1.63	1/15/18	4,790
4,882	U.S. Treasury Inflation Index Note	1.88	7/15/19	5,198
4,296	U.S. Treasury Inflation Index Note	2.13	1/15/19	4,539

	Total U.S. Treasury Obligations			318,755

	Mutual Fund — 5.13%
17,250	State Street Institutional Treasury Plus Money Market Fund (a)	0.35		17,250

	Total Mutual Fund			17,250

	Total Investments (cost $332,202) — 99.91%			336,005
	Other assets in excess of liabilities — 0.09%			298

	Net Assets — 100.00%			$336,303

(a)	The rate disclosed is the rate in effect on December 31, 2016.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	94.78%	—	94.78%
Mutual Fund	0.06%	5.07%	5.13%
Other Assets (Liabilities)	0.09%	0.00%	0.09%

Total Net Assets	94.93%	5.07%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 68.89%
$990	AbbVie, Inc.(Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	$971
425	Air Products & Chemicals, Inc.(Chemicals)	2.75	2/3/23	424
3,130	American Express Co.(Consumer Finance)	7.00	3/19/18	3,326
230	Ameriprise Financial, Inc.(Capital Markets)	3.70	10/15/24	235
1,910	Ameriprise Financial, Inc.(Capital Markets)	4.00	10/15/23	2,001
450	Amgen, Inc.(Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	457
1,320	Amgen, Inc.(Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	1,381
3,500	Amgen, Inc.(Biotechnology)	5.85	6/1/17	3,563
1,130	Analog Devices, Inc.(Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	1,158
1,705	Anheuser-Busch InBev NV FIN(Beverages), Callable 12/1/22 @ 100.00	3.30	2/1/23	1,733
1,450	Anheuser-Busch InBev NV FIN(Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	1,525
1,730	Anthem, Inc.(Health Care Providers & Services)	3.13	5/15/22	1,729
750	Archer-Daniels-Midland Co.(Food Products)	4.02	4/16/43	733
1,455	AT&T, Inc.(Diversified Telecommunication Services)	5.35	9/1/40	1,492
153	AT&T, Inc.(Diversified Telecommunication Services)	5.50	2/1/18	159
495	AT&T, Inc.(Diversified Telecommunication Services)	5.55	8/15/41	515
265	Atmos Energy Corp.(Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	263
1,690	Atmos Energy Corp.(Gas Utilities)	8.50	3/15/19	1,921
7,425	Bank of America Corp., MTN (Banks)	3.30	1/11/23	7,441
1,033	Bank One Corp.(Banks)	8.00	4/29/27	1,348
170	Berkshire Hathaway, Inc.(Diversified Financial Services)	4.40	5/15/42	179
935	Bunge Limited Finance Co.(Food Products)	8.50	6/15/19	1,071
4,375	Capital One Bank USA, Series BKNT(Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	4,393
1,285	Chevron Corp.(Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	1,293
500	Cisco Systems, Inc.(Communications Equipment)	5.50	1/15/40	608
1,085	Citigroup, Inc.(Banks)	2.70	3/30/21	1,082
3,505	Citigroup, Inc.(Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	3,492
1,225	Citigroup, Inc.(Banks)	3.40	5/1/26	1,189
1,730	Coca-Cola Enterprises, Inc.(Beverages)	3.50	9/15/20	1,783
1,680	Comcast Corp.(Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	1,755
555	Comcast Corp.(Media)	6.45	3/15/37	715
1,555	ConocoPhillips(Oil, Gas & Consumable Fuels)	6.50	2/1/39	1,965
95	Consolidated Edison Co. of New York, Inc., Series 08-B(Multi-Utilities)	6.75	4/1/38	128
735	Constellation Brands, Inc.(Beverages)	4.75	11/15/24	780
1,500	CSX Corp.(Road & Rail)	6.22	4/30/40	1,866
3,094	CVS Health Corp.(Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	3,045
648	Delphi Corp.(Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	667
1,925	Devon Energy Corp.(Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,979
625	Dominion Gas Holdings LLC(Oil, Gas & Consumable Fuels), Callable 9/15/24 @ 100.00	3.60	12/15/24	632
2,440	Dominion Resources, Inc.(Multi-Utilities)	5.20	8/15/19	2,622
470	Dow Chemical Co. (The)(Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	463
263	Dow Chemical Co. (The)(Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	284
963	Duke Energy Carolinas LLC(Electric Utilities)	5.30	2/15/40	1,140
310	Duke Energy Corp.(Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	319
896	Eaton Corp.(Electrical Equipment)	2.75	11/2/22	886
285	Eaton Corp.(Electrical Equipment)	4.15	11/2/42	278
1,475	Eaton Corp.(Electrical Equipment)	5.60	5/15/18	1,551
1,100	Ecolab, Inc.(Chemicals)	4.35	12/8/21	1,187
331	Ecolab, Inc.(Chemicals)	5.50	12/8/41	389
1,962	Enterprise Products Operating LLC(Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	1,977
2,050	Enterprise Products Partners LP(Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	2,070
440	FedEx Corp.(Air Freight & Logistics)	4.90	1/15/34	468
1,470	Fiserv, Inc.(IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,476
760	Fiserv, Inc.(IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	772

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,050	General Motors Co.(Automobiles)	3.50	10/2/18	$3,110
335	Gilead Sciences, Inc.(Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	334
243	GlaxoSmithKline PLC(Pharmaceuticals)	6.38	5/15/38	319
1,325	Goldman Sachs Group, Inc.(Capital Markets)	4.00	3/3/24	1,373
3,175	Goldman Sachs Group, Inc.(Capital Markets)	5.25	7/27/21	3,476
2,340	International Business Machines Corp.(IT Services)	3.63	2/12/24	2,434
474	International Business Machines Corp.(IT Services)	4.00	6/20/42	473
755	International Paper Co.(Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	846
175	Interpublic Group Cos.(Media)	4.00	3/15/22	181
269	Johnson & Johnson(Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	295
305	Johnson & Johnson(Pharmaceuticals)	4.85	5/15/41	357
1,440	JPMorgan Chase & Co.(Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	1,406
4,705	JPMorgan Chase & Co.(Banks)	4.25	10/15/20	4,975
310	JPMorgan Chase & Co.(Banks)	4.35	8/15/21	331
85	Lincoln National Corp.(Insurance)	4.85	6/24/21	92
665	Lincoln National Corp.(Insurance)	7.00	6/15/40	838
155	Lockheed Martin Corp.(Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10	1/15/23	157
750	Lockheed Martin Corp.(Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	711
1,070	Medtronic, Inc.(Health Care Equipment & Supplies), Callable 12/15/21 @ 100.00	3.13	3/15/22	1,092
545	Medtronic, Inc.(Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	584
1,348	MetLife, Inc.(Insurance)	7.72	2/15/19	1,508
2,755	Microsoft Corp.(Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	2,895
1,720	MidAmerican Energy Holdings Co.(Electric Utilities)	6.13	4/1/36	2,145
2,933	National Rural Utilities Cooperative Finance Corp.(Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	3,005
2,267	Nucor Corp.(Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	2,381
680	Nucor Corp.(Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	766
840	NVIDIA Corp.(Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	806
655	Oklahoma Gas & Electric Co.(Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	729
1,590	Oracle Corp.(Software)	6.50	4/15/38	2,074
1,750	Philip Morris International, Inc.(Tobacco)	2.90	11/15/21	1,772
835	PNC Bank NA(Banks), Callable 10/6/20 @ 100.00	2.45	11/5/20	836
1,025	PNC Financial Services Group, Inc.(Banks) (a)	2.85	11/9/22	1,014
458	Procter & Gamble Co. (The)(Household Products)	9.36	1/1/21	530
630	Progress Energy, Inc.(Electric Utilities)	6.00	12/1/39	756
610	Prudential Financial, Inc.(Insurance)	6.20	11/15/40	744
855	Reed Elsevier NV(Professional Services)	8.63	1/15/19	961
450	Rock-Tenn Co.(Containers & Packaging)	4.45	3/1/19	469
1,025	Roper Industries, Inc.(Industrial Conglomerates)	2.05	10/1/18	1,028
215	Roper Industries, Inc.(Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	215
260	San Diego Gas & Electric Co.(Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	270
425	South Carolina Electric & Gas(Electric Utilities)	6.63	2/1/32	547
615	Southern California Gas Co.(Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	624
1,306	Southwest Airlines Co. 2007-1 Trust(Airlines)	6.15	8/1/22	1,450
1,530	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,493
1,225	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,119
320	SunTrust Banks, Inc.(Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	323
4,535	SunTrust Banks, Inc.(Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	4,595
600	SunTrust Banks, Inc.(Banks), Callable 4/15/26 @ 100.00	3.30	5/15/26	578
2,091	TC Pipelines LP(Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	2,106
725	The Dow Chemical Co.(Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	724
2,345	The Dow Chemical Co.(Chemicals)	8.55	5/15/19	2,686
825	The Home Depot, Inc.(Specialty Retail)	5.88	12/16/36	1,041
1,850	The Kroger Co.(Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	1,919

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$911	The Travelers Cos., Inc.(Insurance)	6.25	6/15/37	$1,169
1,000	Time Warner, Inc.(Media)	5.38	10/15/41	1,056
875	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	903
2,075	Twenty-First Century Fox, Inc.(Media)	6.20	12/15/34	2,434
890	United Parcel Service, Inc.(Air Freight & Logistics)	6.20	1/15/38	1,169
905	UnitedHealth Group, Inc.(Health Care Providers & Services)	6.88	2/15/38	1,230
1,605	Valero Energy Corp.(Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,876
270	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	272
845	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	831
351	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	358
3,130	Verizon Communications, Inc.(Diversified Telecommunication Services), Callable 12/15/33 @ 100.00	5.05	3/15/34	3,291
1,734	Verizon Communications, Inc.(Diversified Telecommunication Services)	6.55	9/15/43	2,162
1,045	Wal-Mart Stores, Inc.(Food & Staples Retailing)	5.63	4/1/40	1,290
450	Wal-Mart Stores, Inc.(Food & Staples Retailing)	6.20	4/15/38	592
530	Waste Management, Inc.(Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	530
670	Wells Fargo & Co., MTN (Banks)	2.55	12/7/20	670
3,210	Wells Fargo & Co.(Banks)	3.00	2/19/25	3,080
1,110	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	1,192
1,375	WestRock Co.(Containers & Packaging)	4.90	3/1/22	1,492
340	Westvaco Corp.(Containers & Packaging)	8.20	1/15/30	443
685	XTO Energy, Inc.(Oil, Gas & Consumable Fuels)	6.75	8/1/37	932

	Total Corporate Bonds			171,344

	Yankee Dollars — 12.98%
800	America Movil SAB de CV(Wireless Telecommunication Services)	6.13	11/15/37	904
610	BHP Billiton Ltd.(Metals & Mining)	3.85	9/30/23	645
430	BHP Billiton Ltd.(Metals & Mining)	5.00	9/30/43	479
1,020	BP Capital Markets PLC(Oil, Gas & Consumable Fuels), Callable 2/4/26 @ 100.00	3.12	5/4/26	994
851	BP Capital Markets PLC(Oil, Gas & Consumable Fuels)	3.54	11/4/24	863
871	British Telecommunications PLC(Diversified Telecommunication Services)	9.38	12/15/30	1,327
140	Canadian Natural Resources(Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45	11/15/21	143
423	Canadian Natural Resources(Oil, Gas & Consumable Fuels)	5.90	2/1/18	440
640	Canadian Pacific Railway Co.(Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	626
2,390	Canadian Pacific Railway Co.(Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	2,560
165	Canadian Pacific Railway Co.(Road & Rail)	7.25	5/15/19	185
751	Deutsche Telekom International Finance(Diversified Financial Services) (a)	8.75	6/15/30	1,102
535	HSBC Holdings PLC(Banks)	4.00	3/30/22	553
2,325	HSBC Holdings PLC(Banks)	5.10	4/5/21	2,511
500	HSBC Holdings PLC(Banks)	6.80	6/1/38	632
645	Iberdrola International BV(Electric Utilities)	5.81	3/15/25	712
1,445	Iberdrola International BV(Electric Utilities)	6.75	7/15/36	1,765
1,580	LyondellBasell Industries NV(Chemicals)	4.00	7/15/23	1,644
125	LyondellBasell Industries NV(Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	116
2,747	LyondellBasell Industries NV(Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	2,900
818	Orange SA(Diversified Telecommunication Services)	9.00	3/1/31	1,228
1,150	Petroleos Mexicanos(Oil, Gas & Consumable Fuels)	6.63	6/15/35	1,133
173	Rio Tinto Finance USA PLC(Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	179
1,875	Shell International Finance BV(Oil, Gas & Consumable Fuels)	6.38	12/15/38	2,414
1,970	Statoil ASA(Oil, Gas & Consumable Fuels)	3.25	11/10/24	1,994
185	Statoil ASA(Oil, Gas & Consumable Fuels)	5.10	8/17/40	206
1,221	Statoil ASA(Oil, Gas & Consumable Fuels)	7.75	6/15/23	1,534
195	Telefonica Emisiones SAU(Diversified Telecommunication Services)	5.13	4/27/20	209
745	Telefonica Emisiones SAU(Diversified Telecommunication Services)	7.05	6/20/36	863
695	TransCanada PipeLines Ltd.(Oil, Gas & Consumable Fuels)	6.10	6/1/40	863

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$496	Vodafone Group PLC(Wireless Telecommunication Services)	6.15	2/27/37	$555

	Total Yankee Dollars			32,279

	Mutual Funds — 17.31%
493	SSgA U.S. Government Money Market Fund (b)	0.17		493
42,556	State Street Institutional Treasury Plus Money Market Fund (b)	0.35		42,556

	Total Mutual Funds			43,049

	Total Investments (cost $247,537) — 99.18%			246,672
	Other assets in excess of liabilities — 0.82%			2,040

	Net Assets — 100.00%			$248,712

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2016.

(b)	The rate disclosed is the rate in effect on December 31, 2016.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	68.89%	—	68.89%
Yankee Dollars	12.98%	—	12.98%
Mutual Funds	0.20%	17.11%	17.31%
Other Assets (Liabilities)	0.82%	0.00%	0.82%

Total Net Assets	82.89%	17.11%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.26%
$200	American Express Credit Account Master Trust, Series 2014-3, Class A	1.49	4/15/20	$200
114	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, Callable 1/20/19 @ 100.00	1.86	10/21/19	114
300	Chase Issuance Trust (CHAIT), Series 2016-A2, Class A	1.37	6/15/21	298
300	Chase Issuance Trust (CHAIT), Series 2015-A2, Class A2	1.59	2/18/20	302
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	244
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	102
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	201
91	Fifth Third Auto Trust, Series 2014-3, Class A3, Callable 4/15/18 @ 100.00	0.96	3/15/19	91
171	Fifth Third Auto Trust, Series 2014-3, Class A4, Callable 4/15/18 @ 100.00	1.47	5/17/21	171
68	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, Callable 4/15/19 @ 100.00	1.28	9/15/19	68
183	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 1/15/20 @ 100.00	1.33	10/15/20	182
146	Ford Credit Auto Owner Trust, Series 2015-A, Class A4, Callable 4/15/19 @ 100.00	1.64	6/15/20	146
37	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4, Callable 2/15/17 @ 100.00	1.21	10/15/20	37
133	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, Callable 8/15/18 @ 100.00	2.13	8/17/20	133

	Total Asset Backed Securities			2,289

	Collateralized Mortgage Obligations — 5.24%
50	CD Commercial Mortgage Trust, Series 2007-CD5, Class AM (a)	6.32	11/15/44	51
228	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	232
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	224
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	182
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31	4/10/49	100
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	236
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	102
183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	184
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	81
256	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	268
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	101
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	110
148	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14	5/25/26	143
34	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.59	4/25/23	33
283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72	10/25/24	280
274	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73	10/25/21	278
68	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	70
228	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	231
119	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	122
69	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	69
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	45
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	184
119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	122
84	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	87
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	188
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	372
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	285
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	191
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	191
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33	5/25/25	103
112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	119
205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.18	12/25/20	221
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	193
110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	118
230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79	5/10/49	223
114	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	118
274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	296

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	$142
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	190
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	196
228	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	231
155	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79	2/15/48	157
194	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	198
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	102
183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	183
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74	8/15/47	104
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	106
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59	3/15/49	188
200	Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3, Callable 3/15/20 @ 100.00	1.34	10/15/20	199
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	97
228	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	234
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	148
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66	9/15/58	189
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81	12/15/48	129
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	177
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	134
62	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	61
183	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	186

	Total Collateralized Mortgage Obligations			9,504

	U.S. Government Agency Mortgages — 88.49%
66	Fannie Mae, Pool #AY4232	2.00	5/1/30	64
73	Fannie Mae, Pool #AS0001	2.00	7/1/28	71
335	Fannie Mae, Pool #AS1058	2.00	11/1/28	328
88	Fannie Mae, Pool #AT2717	2.50	5/1/43	84
25	Fannie Mae, Pool #MA2789	2.50	10/1/36	24
66	Fannie Mae, Pool #MA1270	2.50	11/1/32	65
174	Fannie Mae, Pool #AU6387	2.50	11/1/28	175
49	Fannie Mae, Pool #AS0513	2.50	8/1/43	47
300	Fannie Mae, Pool #AU2619	2.50	8/1/28	301
215	Fannie Mae, Pool #AB7391	2.50	12/1/42	205
31	Fannie Mae, Pool #MA1511	2.50	7/1/33	31
294	Fannie Mae, Pool #AS4946	2.50	5/1/30	295
25	Fannie Mae, Pool #AS8172	2.50	10/1/36	24
519	Fannie Mae, Pool #MA1277	2.50	12/1/27	521
573	Fannie Mae, Pool #MA1210	2.50	9/1/49	574
446	Fannie Mae, Pool #AO3019	2.50	5/1/27	447
154	Fannie Mae, Pool #AZ6458	2.50	7/1/30	154
225	Fannie Mae, Pool #BE3032	2.50	1/1/32	225
469	Fannie Mae, Pool #AP4742	2.50	8/1/27	470
221	Fannie Mae, Pool #AU5334	2.50	11/1/28	221
75	Fannie Mae, Pool #MA2868	2.50	1/1/32	75
101	Fannie Mae, Pool #AS4660	2.50	3/1/30	101
106	Fannie Mae, Pool #AL5800 (a)	2.65	2/1/44	108
44	Fannie Mae, Pool #AL4360 (a)	2.67	11/1/43	45
165	Fannie Mae, Pool #AY1861 (a)	2.69	1/1/45	168
153	Fannie Mae, Pool #MA2523	3.00	2/1/36	155
326	Fannie Mae, Pool #AB4483	3.00	2/1/27	335
171	Fannie Mae, Pool #MA2425	3.00	10/1/30	176
51	Fannie Mae, Pool #MA1058	3.00	5/1/32	52
665	Fannie Mae, Pool #AP2465	3.00	8/1/42	665

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$53	Fannie Mae, Pool #AR7426	3.00	7/1/43	$53
778	Fannie Mae, Pool #AP6493	3.00	9/1/42	777
868	Fannie Mae, Pool #AO0752	3.00	4/1/42	867
1,434	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,433
1,492	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,490
400	Fannie Mae, Pool #AB8897	3.00	4/1/43	399
22	Fannie Mae, Pool #BA0826	3.00	10/1/30	22
196	Fannie Mae, Pool #AQ3223	3.00	11/1/27	201
1,152	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,151
237	Fannie Mae, Pool #AY4200	3.00	5/1/45	236
59	Fannie Mae, Pool #AZ4358	3.00	7/1/30	61
354	Fannie Mae, Pool #AY4829	3.00	5/1/45	352
65	Fannie Mae, Pool #MA2087	3.00	11/1/34	65
89	Fannie Mae, Pool #MA2579	3.00	4/1/36	90
110	Fannie Mae, Pool #AW8295	3.00	8/1/29	113
325	Fannie Mae, Pool #BD4225	3.00	11/1/46	323
398	Fannie Mae, Pool #BD5787	3.00	9/1/46	396
349	Fannie Mae, Pool #BC9003	3.00	11/1/46	347
39	Fannie Mae, Pool #AX8309	3.00	11/1/29	40
93	Fannie Mae, Pool #BC4276	3.00	4/1/46	92
143	Fannie Mae, Pool #MA2149	3.00	1/1/30	147
75	Fannie Mae, Pool #MA2832	3.00	12/1/36	76
75	Fannie Mae, Pool #BA4786	3.00	2/1/31	77
42	Fannie Mae, Pool #MA2287	3.00	6/1/35	42
366	Fannie Mae, Pool #MA2246	3.00	4/1/30	376
154	Fannie Mae, Pool #MA2230	3.00	4/1/35	156
299	Fannie Mae, Pool #MA2833	3.00	12/1/46	297
438	Fannie Mae, Pool #MA1307	3.00	1/1/33	447
48	Fannie Mae, Pool #MA2065	3.00	10/1/34	48
92	Fannie Mae, Pool #MA1338	3.00	2/1/33	94
182	Fannie Mae, Pool #MA1401	3.00	4/1/33	185
180	Fannie Mae, Pool #MA1527	3.00	8/1/33	183
124	Fannie Mae, Pool #AS3117	3.00	8/1/29	127
67	Fannie Mae, Pool #AT1575	3.00	5/1/43	67
380	Fannie Mae, Pool #AS4333	3.00	1/1/45	377
449	Fannie Mae, Pool #AK3302	3.00	3/1/27	462
278	Fannie Mae, Pool #AU3735	3.00	8/1/43	278
216	Fannie Mae, Pool #AS8521	3.00	12/1/46	214
25	Fannie Mae, Pool #AS8424	3.00	12/1/36	25
403	Fannie Mae, Pool #AT0682	3.00	4/1/43	403
385	Fannie Mae, Pool #AT2014	3.00	4/1/43	385
468	Fannie Mae, Pool #AK0006	3.00	1/1/27	481
371	Fannie Mae, Pool #AT7620	3.00	6/1/43	371
117	Fannie Mae, Pool #AU7890	3.00	9/1/28	121
163	Fannie Mae, Pool #AS2312	3.00	5/1/29	168
348	Fannie Mae, Pool #AS8276	3.00	11/1/46	346
223	Fannie Mae, Pool #AW7383	3.00	8/1/29	229
263	Fannie Mae, Pool #AS1527	3.00	1/1/29	270
191	Fannie Mae, Pool #J24886	3.00	7/1/23	196
83	Fannie Mae, Pool #AS4334	3.00	1/1/45	83
502	Fannie Mae, Pool #AO3760	3.50	5/1/42	517
135	Fannie Mae, Pool #310139	3.50	11/1/25	141
185	Fannie Mae, Pool #AX5201	3.50	10/1/29	193
328	Fannie Mae, Pool #MA1107	3.50	7/1/32	341

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$308	Fannie Mae, Pool #MA1980	3.50	8/1/44	$316
34	Fannie Mae, Pool #AX0159	3.50	9/1/29	35
176	Fannie Mae, Pool #AS4772	3.50	4/1/45	180
275	Fannie Mae, Pool #AX2486	3.50	10/1/44	282
279	Fannie Mae, Pool #AS5068	3.50	6/1/45	286
217	Fannie Mae, Pool #AS5696	3.50	8/1/45	223
279	Fannie Mae, Pool #AS6649	3.50	2/1/46	286
229	Fannie Mae, Pool #AY3913	3.50	2/1/45	235
239	Fannie Mae, Pool #AY3802	3.50	2/1/45	245
175	Fannie Mae, Pool #AS5319	3.50	7/1/45	179
304	Fannie Mae, Pool #MA1982	3.50	8/1/34	316
330	Fannie Mae, Pool #AY4300	3.50	1/1/45	338
201	Fannie Mae, Pool #AU3742	3.50	8/1/43	207
1,352	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,393
359	Fannie Mae, Pool #AS3133	3.50	8/1/44	369
146	Fannie Mae, Pool #AZ6383	3.50	9/1/45	150
37	Fannie Mae, Pool #MA1021	3.50	3/1/27	38
300	Fannie Mae, Pool #AS7239	3.50	5/1/46	308
378	Fannie Mae, Pool #AS7388	3.50	6/1/46	388
57	Fannie Mae, Pool #AV6407	3.50	2/1/29	60
100	Fannie Mae, Pool #AY8856	3.50	9/1/45	103
352	Fannie Mae, Pool #AS4773	3.50	4/1/45	361
256	Fannie Mae, Pool #MA1059	3.50	5/1/32	266
383	Fannie Mae, Pool #AZ0862	3.50	7/1/45	393
41	Fannie Mae, Pool #BA5031	3.50	1/1/46	42
138	Fannie Mae, Pool #BC0163	3.50	1/1/46	142
1,390	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,433
170	Fannie Mae, Pool #AO9140	3.50	7/1/42	175
254	Fannie Mae, Pool #AZ9576	3.50	12/1/45	261
300	Fannie Mae, Pool #AJ8476	3.50	12/1/41	309
598	Fannie Mae, Pool #AL1717	3.50	5/1/27	624
209	Fannie Mae, Pool #AJ4093	3.50	10/1/26	218
33	Fannie Mae, Pool #AJ6181	3.50	12/1/26	34
125	Fannie Mae, Pool #BA1893	3.50	8/1/45	129
270	Fannie Mae, Pool #AO4385	3.50	6/1/42	279
83	Fannie Mae, Pool #AK0706	3.50	2/1/27	86
1,382	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,424
62	Fannie Mae, Pool #AP9390	3.50	10/1/42	64
326	Fannie Mae, Pool #AX9530	3.50	2/1/45	334
1,402	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,445
356	Fannie Mae, Pool #AY1306	3.50	3/1/45	364
332	Fannie Mae, Pool #AS4771	3.50	4/1/45	340
385	Fannie Mae, Pool #MA2292	3.50	6/1/45	395
141	Fannie Mae, Pool #AX7655	3.50	1/1/45	145
325	Fannie Mae, Pool #MA2125	3.50	12/1/44	333
563	Fannie Mae, Pool #AQ0546	3.50	11/1/42	580
99	Fannie Mae, Pool #BC7633	3.50	6/1/46	101
189	Fannie Mae, Pool #BC3126	3.50	1/1/46	194
163	Fannie Mae, Pool #AO4647	3.50	6/1/42	168
74	Fannie Mae, Pool #AS2081	3.50	4/1/29	77
606	Fannie Mae, Pool #AS0531	4.00	9/1/43	641
58	Fannie Mae, Pool #AS3448	4.00	9/1/44	61
185	Fannie Mae, Pool #AS3468	4.00	10/1/44	194
242	Fannie Mae, Pool #AS2498	4.00	5/1/44	255

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$43	Fannie Mae, Pool #AS2117	4.00	4/1/44	$45
288	Fannie Mae, Pool #AS3293	4.00	9/1/44	303
274	Fannie Mae, Pool #AS3216	4.00	9/1/44	288
131	Fannie Mae, Pool #BC5559	4.00	3/1/46	138
299	Fannie Mae, Pool #BA6910	4.00	2/1/46	314
122	Fannie Mae, Pool #BA0847	4.00	3/1/46	128
20	Fannie Mae, Pool #AZ8874	4.00	9/1/45	21
218	Fannie Mae, Pool #AS3903	4.00	11/1/44	229
299	Fannie Mae, Pool #AZ7362	4.00	11/1/45	314
48	Fannie Mae, Pool #AY2291	4.00	3/1/45	50
38	Fannie Mae, Pool #AW9041	4.00	8/1/44	40
124	Fannie Mae, Pool #AY8981	4.00	8/1/45	130
95	Fannie Mae, Pool #G08694	4.00	2/1/46	100
314	Fannie Mae, Pool #AY1595	4.00	1/1/45	330
288	Fannie Mae, Pool #AS3467	4.00	10/1/44	303
290	Fannie Mae, Pool #AX0841	4.00	9/1/44	305
198	Fannie Mae, Pool #AY1377	4.00	4/1/45	209
78	Fannie Mae, Pool #AT3872	4.00	6/1/43	82
616	Fannie Mae, Pool #AJ7857	4.00	12/1/41	647
102	Fannie Mae, Pool #MA0493	4.00	8/1/30	108
276	Fannie Mae, Pool #AO2959	4.00	5/1/42	291
200	Fannie Mae, Pool #AL7347	4.00	9/1/45	210
53	Fannie Mae, Pool #AH3394	4.00	1/1/41	55
174	Fannie Mae, Pool #AC7328	4.00	12/1/39	183
294	Fannie Mae, Pool #MA0641	4.00	2/1/31	312
1,495	Fannie Mae, Pool #190405	4.00	10/1/40	1,574
441	Fannie Mae, Pool #AH5859	4.00	2/1/41	465
1,263	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,334
224	Fannie Mae, Pool #AV2340	4.00	12/1/43	236
75	Fannie Mae, Pool #AW5109	4.00	8/1/44	79
788	Fannie Mae, Pool #AJ7689	4.00	12/1/41	830
47	Fannie Mae, Pool #AS7028	4.00	4/1/46	50
241	Fannie Mae, Pool #AW5063	4.00	7/1/44	253
22	Fannie Mae, Pool #MA2536	4.00	2/1/36	23
724	Fannie Mae, Pool #AJ5303	4.00	11/1/41	764
351	Fannie Mae, Pool #AL8387	4.00	3/1/46	369
234	Fannie Mae, Pool #AL4450	4.50	12/1/43	252
8	Fannie Mae, Pool #254720	4.50	5/1/18	8
103	Fannie Mae, Pool #AU5302	4.50	10/1/43	111
176	Fannie Mae, Pool #MA0481	4.50	8/1/30	189
18	Fannie Mae, Pool #310112	4.50	6/1/19	19
56	Fannie Mae, Pool #AH6790	4.50	3/1/41	60
811	Fannie Mae, Pool #AH7521	4.50	3/1/41	875
725	Fannie Mae, Pool #AL1107	4.50	11/1/41	782
296	Fannie Mae, Pool #AI4815	4.50	6/1/41	319
662	Fannie Mae, Pool #AH9055	4.50	4/1/41	714
189	Fannie Mae, Pool #AS0861	4.50	10/1/43	203
129	Fannie Mae, Pool #AB1389	4.50	8/1/40	139
51	Fannie Mae, Pool #AB1470	4.50	9/1/40	55
222	Fannie Mae, Pool #AS1638	4.50	2/1/44	238
275	Fannie Mae, Pool #AB3192	4.50	6/1/41	296
219	Fannie Mae, Pool #AA9781	4.50	7/1/24	233
2	Fannie Mae, Pool #AB0339	4.50	1/1/20	2
44	Fannie Mae, Pool #AA0860	4.50	1/1/39	47

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$141	Fannie Mae, Pool #AS2276	4.50	4/1/44	$152
308	Fannie Mae, Pool #AE0217	4.50	8/1/40	332
294	Fannie Mae, Pool #AD8529	4.50	8/1/40	316
25	Fannie Mae, Pool #AW7048	4.50	6/1/44	27
55	Fannie Mae, Pool #982892	4.50	5/1/23	58
27	Fannie Mae, Pool #725504	5.00	1/1/19	28
131	Fannie Mae, Pool #AS0575	5.00	9/1/43	143
2	Fannie Mae, Pool #868986	5.00	5/1/21	3
63	Fannie Mae, Pool #725238	5.00	3/1/34	69
89	Fannie Mae, Pool #796663	5.00	9/1/19	91
121	Fannie Mae, Pool #836750	5.00	10/1/35	132
1,141	Fannie Mae, Pool #889117	5.00	10/1/35	1,253
226	Fannie Mae, Pool #AH5988	5.00	3/1/41	247
288	Fannie Mae, Pool #AS0837	5.00	10/1/43	314
—	Fannie Mae, Pool #650196	5.00	11/1/17	—
55	Fannie Mae, Pool #890603	5.00	8/1/41	60
370	Fannie Mae, Pool #AL5788	5.00	5/1/42	405
61	Fannie Mae, Pool #890621	5.00	5/1/42	67
—	Fannie Mae, Pool #545400	5.50	1/1/17	—
14	Fannie Mae, Pool #AL0725	5.50	6/1/24	15
28	Fannie Mae, Pool #929451	5.50	5/1/38	32
72	Fannie Mae, Pool #976945	5.50	2/1/23	76
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
—	Fannie Mae, Pool #545900	5.50	7/1/17	—
—	Fannie Mae, Pool #625938	5.50	3/1/17	—
1,717	Fannie Mae, Pool #890221	5.50	12/1/33	1,926
—	Fannie Mae, Pool #630942	5.50	2/1/17	—
33	Fannie Mae, Pool #909662	5.50	2/1/22	36
5	Fannie Mae, Pool #A69671	5.50	12/1/37	6
1,044	Fannie Mae, Pool #725228	6.00	3/1/34	1,201
271	Fannie Mae, Pool #889984	6.50	10/1/38	307
75	Fannie Mae, 15 YR TBA	2.00	1/25/32	73
225	Fannie Mae, 15 YR TBA	2.50	2/25/31	225
1,150	Fannie Mae, 15 YR TBA	2.50	1/25/31	1,151
250	Fannie Mae, 15 YR TBA	3.00	1/25/31	256
50	Fannie Mae, 30 YR TBA	2.50	2/25/46	47
725	Fannie Mae, 30 YR TBA	3.00	2/25/46	719
3,050	Fannie Mae, 30 YR TBA	3.00	1/25/46	3,029
575	Fannie Mae, 30 YR TBA	3.50	1/25/46	589
75	Fannie Mae, 30 YR TBA	4.00	2/25/46	79
350	Fannie Mae, 30 YR TBA	4.00	1/25/46	368
75	Freddie Mac, Pool #J25759	2.00	8/1/28	73
83	Freddie Mac, Pool #G18547	2.00	3/1/30	81
178	Freddie Mac, Pool #J25777	2.00	9/1/28	173
193	Freddie Mac, Pool #849138 (a)	2.39	10/1/43	197
123	Freddie Mac, Pool #849578 (a)	2.42	12/1/44	125
272	Freddie Mac, Pool #J23440	2.50	4/1/28	272
299	Freddie Mac, Pool #G18470	2.50	6/1/28	299
126	Freddie Mac, Pool #J25585	2.50	9/1/28	127
131	Freddie Mac, Pool #G18485	2.50	10/1/28	131
45	Freddie Mac, Pool #G18472	2.50	7/1/28	45
277	Freddie Mac, Pool #J18954	2.50	4/1/27	278
87	Freddie Mac, Pool #C09026	2.50	2/1/43	83
276	Freddie Mac, Pool #G18459	2.50	3/1/28	277

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$296	Freddie Mac, Pool #G18568	2.50	9/1/30	$297
254	Freddie Mac, Pool #G18533	2.50	12/1/29	255
200	Freddie Mac, Pool #J35896	2.50	12/1/31	200
150	Freddie Mac, Pool #J35643	2.50	11/1/31	150
21	Freddie Mac, Pool #J30875	2.50	3/1/30	21
346	Freddie Mac, Pool #J26408	2.50	11/1/28	347
11	Freddie Mac, Pool #1G2883 (a)	3.00	6/1/38	12
77	Freddie Mac, Pool #Q19754	3.00	7/1/43	77
408	Freddie Mac, Pool #G08635	3.00	4/1/45	405
196	Freddie Mac, Pool #C91724	3.00	9/1/33	199
23	Freddie Mac, Pool #Q18882	3.00	5/1/43	23
136	Freddie Mac, Pool #C91819	3.00	4/1/35	138
105	Freddie Mac, Pool #C91798	3.00	12/1/34	106
387	Freddie Mac, Pool #Q16222	3.00	3/1/43	387
145	Freddie Mac, Pool #C91707	3.00	6/1/33	147
125	Freddie Mac, Pool #G18582	3.00	1/1/31	128
66	Freddie Mac, Pool #Q18599	3.00	6/1/43	66
637	Freddie Mac, Pool #Q21065	3.00	8/1/43	634
83	Freddie Mac, Pool #G18575	3.00	11/1/30	85
41	Freddie Mac, Pool #C91826	3.00	5/1/35	42
207	Freddie Mac, Pool #Q20067	3.00	7/1/43	206
281	Freddie Mac, Pool #C91581	3.00	11/1/32	287
62	Freddie Mac, Pool #J29932	3.00	11/1/29	64
17	Freddie Mac, Pool #Q13086	3.00	11/1/42	17
18	Freddie Mac, Pool #C91809	3.00	2/1/35	19
248	Freddie Mac, Pool #Q41795	3.00	7/1/46	246
1,324	Freddie Mac, Pool #G08537	3.00	7/1/43	1,320
600	Freddie Mac, Pool #G08534	3.00	6/1/43	599
330	Freddie Mac, Pool #G08525	3.00	5/1/43	329
66	Freddie Mac, Pool #J33135	3.00	11/1/30	68
25	Freddie Mac, Pool #Q39527	3.00	3/1/46	25
77	Freddie Mac, Pool #G08540	3.00	8/1/43	77
334	Freddie Mac, Pool #G15217	3.00	11/1/29	343
155	Freddie Mac, Pool #G08680	3.00	12/1/45	154
400	Freddie Mac, Pool #G08741	3.00	12/1/46	397
222	Freddie Mac, Pool #G18569	3.00	9/1/30	227
69	Freddie Mac, Pool #G18534	3.00	12/1/29	71
234	Freddie Mac, Pool #C04422	3.00	12/1/42	233
313	Freddie Mac, Pool #C04446	3.00	1/1/43	313
184	Freddie Mac, Pool #AZ0538	3.00	9/1/30	189
172	Freddie Mac, Pool #G08640	3.00	5/1/45	171
47	Freddie Mac, Pool #J14241	3.00	1/1/26	49
23	Freddie Mac, Pool #J17111	3.00	10/1/26	24
337	Freddie Mac, Pool #C04619	3.00	3/1/43	337
140	Freddie Mac, Pool #G08648	3.00	6/1/45	139
442	Freddie Mac, Pool #G08653	3.00	7/1/45	439
247	Freddie Mac, Pool #G18531	3.00	11/1/29	254
287	Freddie Mac, Pool #G18518	3.00	7/1/29	295
353	Freddie Mac, Pool #G18514	3.00	6/1/29	362
289	Freddie Mac, Pool #G15145	3.00	7/1/29	297
76	Freddie Mac, Pool #J27494	3.50	2/1/29	79
184	Freddie Mac, Pool #J26144	3.50	10/1/23	192
78	Freddie Mac, Pool #J14232	3.50	1/1/21	81
236	Freddie Mac, Pool #Q08903	3.50	6/1/42	243

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$399	Freddie Mac, Pool #G08641	3.50	5/1/45	$409
170	Freddie Mac, Pool #Q06749	3.50	3/1/42	175
207	Freddie Mac, Pool #Q37449	3.50	11/1/45	212
150	Freddie Mac, Pool #Q36040	3.50	9/1/45	153
171	Freddie Mac, Pool #G08702	3.50	4/1/46	176
79	Freddie Mac, Pool #G30776	3.50	7/1/35	82
514	Freddie Mac, Pool #G08650	3.50	6/1/45	526
367	Freddie Mac, Pool #G08654	3.50	7/1/45	375
353	Freddie Mac, Pool #Q20860	3.50	8/1/43	363
77	Freddie Mac, Pool #C03920	3.50	5/1/42	79
90	Freddie Mac, Pool #Q31134	3.50	2/1/45	93
360	Freddie Mac, Pool #G08667	3.50	9/1/45	369
135	Freddie Mac, Pool #G08698	3.50	3/1/46	138
614	Freddie Mac, Pool #G08623	3.50	1/1/45	629
563	Freddie Mac, Pool #G08627	3.50	2/1/45	577
268	Freddie Mac, Pool #AY5303	3.50	3/1/45	276
637	Freddie Mac, Pool #G08636	3.50	4/1/45	652
200	Freddie Mac, Pool #G08706	3.50	5/1/46	205
430	Freddie Mac, Pool #G08681	3.50	12/1/45	440
210	Freddie Mac, Pool #G08687	3.50	1/1/46	215
377	Freddie Mac, Pool #G08632	3.50	3/1/45	386
25	Freddie Mac, Pool #E02735	3.50	10/1/25	26
64	Freddie Mac, Pool #MA2495	3.50	12/31/49	66
318	Freddie Mac, Pool #J15105	3.50	4/1/26	333
23	Freddie Mac, Pool #C91760	3.50	5/1/34	23
125	Freddie Mac, Pool #G08599	3.50	8/1/44	129
450	Freddie Mac, Pool #G08693	3.50	2/1/46	461
1,170	Freddie Mac, Pool #G08495	3.50	6/1/42	1,204
164	Freddie Mac, Pool #Q04087	3.50	10/1/41	169
216	Freddie Mac, Pool #C91403	3.50	3/1/32	224
227	Freddie Mac, Pool #Q08998	3.50	6/1/42	233
155	Freddie Mac, Pool #Q12052	3.50	10/1/42	159
292	Freddie Mac, Pool #Q09896	3.50	8/1/42	300
124	Freddie Mac, Pool #G08605	3.50	9/1/44	127
555	Freddie Mac, Pool #G08554	3.50	10/1/43	571
510	Freddie Mac, Pool #G08562	3.50	1/1/44	523
238	Freddie Mac, Pool #C91456	3.50	6/1/32	247
166	Freddie Mac, Pool #J11263	4.00	11/1/19	170
267	Freddie Mac, Pool #C09070	4.00	12/1/44	280
39	Freddie Mac, Pool #J12435	4.00	6/1/25	41
111	Freddie Mac, Pool #C91765	4.00	5/1/34	118
120	Freddie Mac, Pool #C91738	4.00	11/1/33	127
1,201	Freddie Mac, Pool #A96286	4.00	1/1/41	1,263
140	Freddie Mac, Pool #AY0025	4.00	2/1/45	148
303	Freddie Mac, Pool #Q24955	4.00	2/1/44	320
349	Freddie Mac, Pool #G06506	4.00	12/1/40	368
494	Freddie Mac, Pool #G08660	4.00	8/1/45	519
309	Freddie Mac, Pool #G08616	4.00	11/1/44	324
37	Freddie Mac, Pool #G08633	4.00	3/1/45	39
202	Freddie Mac, Pool #G08637	4.00	4/1/45	213
291	Freddie Mac, Pool #G08595	4.00	7/1/44	305
170	Freddie Mac, Pool #G14453	4.00	6/1/26	178
96	Freddie Mac, Pool #G08483	4.00	3/1/42	101
223	Freddie Mac, Pool #G08459	4.00	9/1/41	235

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$288	Freddie Mac, Pool #G08618	4.00	12/1/44	$302
22	Freddie Mac, Pool #G08642	4.00	5/1/45	23
412	Freddie Mac, Pool #G08669	4.00	9/1/45	433
17	Freddie Mac, Pool #Q27456	4.00	7/1/44	18
307	Freddie Mac, Pool #G08588	4.00	5/1/44	322
197	Freddie Mac, Pool #AZ8067	4.00	9/1/45	207
228	Freddie Mac, Pool #Q27594	4.00	8/1/44	240
167	Freddie Mac, Pool #Q34081	4.00	6/1/45	176
142	Freddie Mac, Pool #G08601	4.00	8/1/44	149
84	Freddie Mac, Pool #G08672	4.00	10/1/45	88
234	Freddie Mac, Pool #G08567	4.00	1/1/44	245
39	Freddie Mac, Pool #C09059	4.50	3/1/44	42
174	Freddie Mac, Pool #A90437	4.50	1/1/40	188
10	Freddie Mac, Pool #357316	4.50	12/1/17	11
2,057	Freddie Mac, Pool #A97692	4.50	3/1/41	2,219
81	Freddie Mac, Pool #E02862	4.50	3/1/26	86
63	Freddie Mac, Pool #Q22671	4.50	11/1/43	67
105	Freddie Mac, Pool #J09503	4.50	4/1/24	111
184	Freddie Mac, Pool #G08596	4.50	7/1/44	198
74	Freddie Mac, Pool #J09311	4.50	2/1/24	78
51	Freddie Mac, Pool #J07849	4.50	5/1/23	54
263	Freddie Mac, Pool #A97495	4.50	3/1/41	283
55	Freddie Mac, Pool #Q25432	4.50	3/1/44	59
26	Freddie Mac, Pool #G07068	5.00	7/1/41	28
84	Freddie Mac, Pool #G13255	5.00	7/1/23	90
57	Freddie Mac, Pool #G05205	5.00	1/1/39	63
837	Freddie Mac, Pool #C01598	5.00	8/1/33	919
311	Freddie Mac, Pool #Q00763	5.00	5/1/41	340
385	Freddie Mac, Pool #G04913	5.00	3/1/38	420
119	Freddie Mac, Pool #G06031	5.50	3/1/40	133
5	Freddie Mac, Pool #G06091	5.50	5/1/40	6
960	Freddie Mac, Pool #G01665	5.50	3/1/34	1,081
95	Freddie Mac, Pool #G03551	6.00	11/1/37	108
29	Freddie Mac, Pool #A62706	6.00	6/1/37	33
462	Freddie Mac, Pool #G02794	6.00	5/1/37	525
60	Freddie Mac, Pool #G05709	6.00	6/1/38	69
700	Freddie Mac, Gold 15 YR TBA	2.50	1/15/32	701
200	Freddie Mac, Gold 15 YR TBA	2.50	2/15/31	200
125	Freddie Mac, Gold 15 YR TBA	3.00	1/15/32	128
50	Freddie Mac, Gold 30 YR TBA	2.50	1/15/44	47
2,675	Freddie Mac, Gold 30 YR TBA	3.00	1/15/46	2,655
800	Freddie Mac, Gold 30 YR TBA	3.00	2/15/47	793
150	Freddie Mac, Gold 30 YR TBA	3.50	1/15/46	153
50	Freddie Mac, Gold 30 YR TBA	4.00	2/15/46	52
225	Freddie Mac, Gold 30 YR TBA	4.00	1/15/46	236
98	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	100
249	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	253
100	Government National Mortgage Association	2.50	2/20/46	97
22	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	22
36	Government National Mortgage Association, Pool #776954	2.50	11/15/42	35
111	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	112
63	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	64
106	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	103
61	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	62

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$115	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	$116
23	Government National Mortgage Association, Pool #711729	2.50	3/15/43	22
270	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	274
294	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	297
123	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	125
88	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	89
274	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	277
326	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	331
381	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	387
44	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	44
134	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	138
172	Government National Mortgage Association, Pool #779084	3.00	4/15/42	174
70	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	72
1,832	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,862
292	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	297
320	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	324
446	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	453
114	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	115
113	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	116
317	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	322
313	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	317
42	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	43
315	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	319
55	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	56
173	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	175
326	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	331
399	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	416
55	Government National Mortgage Association, Pool #796271	3.50	7/15/42	57
318	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	332
232	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	242
29	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	31
38	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	40
136	Government National Mortgage Association, Pool #738602	3.50	8/15/26	143
1,024	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	1,069
258	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	268
518	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	541
1,034	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	1,077
185	Government National Mortgage Association, Pool #778157	3.50	3/15/42	193
47	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	50
198	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	206
235	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	245
760	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	791
475	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	495
265	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	276
461	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	481
547	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	571
382	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	398
339	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	353
471	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	489
155	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	161
100	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	104
94	Government National Mortgage Association, Pool #740798	3.50	1/15/42	98
268	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	279
558	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	580

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$319	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	$332
224	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	233
273	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	285
321	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	334
247	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	257
232	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	241
324	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	337
291	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	309
249	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	265
420	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	446
282	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	300
779	Government National Mortgage Association, Pool #005139	4.00	8/20/41	830
58	Government National Mortgage Association, Pool #766495	4.00	10/15/41	62
111	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	119
136	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	144
332	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	353
95	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	101
414	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	440
56	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	60
121	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	128
106	Government National Mortgage Association, Pool #MA3455	4.00	1/20/46	113
155	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	165
287	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	305
351	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	373
165	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	176
200	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	212
150	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	159
215	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	229
359	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	381
156	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	166
107	Government National Mortgage Association, Pool #738710	4.00	9/15/41	113
117	Government National Mortgage Association, Pool #753254	4.00	9/15/43	124
61	Government National Mortgage Association, Pool #740068	4.00	9/15/40	65
93	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	99
310	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	329
54	Government National Mortgage Association, Pool #004922	4.00	1/20/41	58
207	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	221
58	Government National Mortgage Association, Pool #779401	4.00	6/15/42	62
181	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	193
232	Government National Mortgage Association, Pool #713876	4.00	8/15/39	246
59	Government National Mortgage Association, Pool #738793	4.50	9/15/41	64
282	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	305
234	Government National Mortgage Association, Pool #005260	4.50	12/20/41	253
370	Government National Mortgage Association, Pool #717148	4.50	5/15/39	401
996	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,092
301	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	321
1,073	Government National Mortgage Association, Pool #004801	4.50	9/20/40	1,157
199	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	213
83	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	90
135	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	144
64	Government National Mortgage Association, Pool #729511	4.50	4/15/40	69
994	Government National Mortgage Association, Pool #004559	5.00	10/20/39	1,102
137	Government National Mortgage Association, Pool #694531	5.00	11/15/38	151
159	Government National Mortgage Association, Pool #604285	5.00	5/15/33	176

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$183	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	$197
47	Government National Mortgage Association, Pool #782468	5.00	11/15/38	51
294	Government National Mortgage Association, Pool #782523	5.00	11/15/35	325
31	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	34
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
91	Government National Mortgage Association, Pool #712690	5.00	4/15/39	100
71	Government National Mortgage Association, Pool #675179	5.00	3/15/38	79
214	Government National Mortgage Association, Pool #783284	5.50	6/20/40	238
139	Government National Mortgage Association, Pool #510835	5.50	2/15/35	157
30	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	34
65	Government National Mortgage Association, Pool #658181	5.50	11/15/36	74
280	Government National Mortgage Association, Pool #781959	6.00	7/15/35	324
132	Government National Mortgage Association, Pool #004245	6.00	9/20/38	149
114	Government National Mortgage Association, Pool #004222	6.00	8/20/38	129
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
43	Government National Mortgage Association, Pool #699237	6.50	9/15/38	49
17	Government National Mortgage Association, Pool #695773	6.50	11/15/38	19
150	Government National Mortgage Association, 30 YR TBA	2.50	1/20/47	145
5,075	Government National Mortgage Association, 30 YR TBA	3.00	1/20/46	5,135
900	Government National Mortgage Association, 30 YR TBA	3.00	2/20/46	909
4,650	Government National Mortgage Association, 30 YR TBA	3.50	1/20/46	4,831
25	Government National Mortgage Association, 30 YR TBA	3.50	2/20/46	26
125	Government National Mortgage Association, 30 YR TBA	4.00	2/20/46	132
75	Government National Mortgage Association, 30 YR TBA	4.00	1/20/46	80
100	Government National Mortgage Association, 30 YR TBA	4.50	1/20/47	107

	Total U.S. Government Agency Mortgages			160,549

	Yankee Dollars — 0.33%
91	Bank of Nova Scotia(Banks)	1.85	4/14/20	90
91	Bank of Nova Scotia(Banks)	2.13	9/11/19	91
183	Royal Bank of Canada(Banks)	1.20	9/19/17	184
137	Royal Bank of Canada(Banks)	1.88	2/5/20	136
91	Royal Bank of Canada(Banks)	2.20	9/23/19	91

	Total Yankee Dollars			592

	Mutual Fund — 18.07%
32,783	State Street Institutional Treasury Plus Money Market Fund(b)	0.35		32,783

	Total Mutual Fund			32,783

	Total Investments Before TBA Sale Commitments (cost $205,586) — 113.39%			205,717
	TBA Sale Commitments (c) — (1.79)%
$(775)	Fannie Mae, 15 YR TBA	4.00	1/25/31	(798)
(25)	Fannie Mae, 15 YR TBA	3.50	1/25/31	(26)
(625)	Fannie Mae, 30 YR TBA	5.00	1/25/46	(681)
(225)	Fannie Mae, 30 YR TBA	4.50	1/25/46	(242)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	1/15/31	(102)
(175)	Freddie Mac, Gold 15 YR TBA	4.50	1/15/31	(179)
(300)	Freddie Mac, Gold 30 YR TBA	4.50	1/15/47	(322)
(325)	Freddie Mac, Gold 30 YR TBA	5.00	1/15/47	(354)
(150)	Government National Mortgage Association, 30 YR TBA	5.00	1/20/46	(161)
(25)	Government National Mortgage Association, 30 YR TBA	3.50	1/15/47	(26)
(325)	Government National Mortgage Association, 30 YR TBA	4.50	1/15/46	(351)

	Total TBA Sale Commitments			(3,242)

	Liabilities in excess of other assets — (11.60)%			(21,045)

	Net Assets — 100.00%			$181,430

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2016.

(b)	The rate disclosed is the rate in effect on December 31, 2016.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.26%	—	1.26%
Collateralized Mortgage Obligations	5.24%	—	5.24%
U.S. Government Agency Mortgages	88.49%	—	88.49%
Yankee Dollars	0.33%	—	0.33%
Mutual Fund	11.68%	6.39%	18.07%
TBA Sale Commitments	-1.79%	—	-1.79%
Other Assets (Liabilities)	-11.60%	—	-11.60%

Total Net Assets	93.61%	6.39%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.00%
	Arizona — 7.91%
$650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	$663
275	Arizona State Water Infrastructure Finance Authority Water Quality Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	293
460	Gilbert Arizona Public Facilities Municipal Property Corp. Revenue	5.00	7/1/17	469

				1,425

	Connecticut — 1.68%
300	Connecticut State Special Tax Obligation Revenue, Series A	3.00	8/1/17	303

	Florida — 7.88%
500	Broward County Florida School Board Revenue, Series A (NATL-RE) (Pre-Refunded/Escrowed to Maturity)	4.50	7/1/23	509
445	Orange County Florida Tourist Development Tax Revenue, Series A (Insurance/Program NATL-RE)	5.00	10/1/17	458
420	South Broward Florida Hospital District Revenue	5.00	5/1/19	452

				1,419

	Georgia — 1.69%
300	Fulton County Georgia Development Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	6/1/27	305

	Illinois — 5.47%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	466
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	519

				985

	Iowa — 5.63%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	487
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	527

				1,014

	Maryland — 2.76%
450	Maryland State, GO, Series A	5.00	3/1/20	498

	Michigan — 5.47%
400	Michigan State Finance Authority Revenue	5.00	12/1/18	427
500	Oakland University Michigan Revenue	5.00	3/1/21	559

				986

	New Jersey — 0.78%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	140

	New Mexico — 2.87%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	518

	New York — 12.54%
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	424
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	320
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,230
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	285

				2,259

	Pennsylvania — 6.01%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	586
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	497

				1,083

	Tennessee — 2.99%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	538

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 19.16%
$240	Austin Texas Contractual Obligation, GO	5.00	5/1/19	$260
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	504
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	496
440	Hidalgo County Texas, GO	4.00	8/15/18	459
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	410
110	Katy Texas Independent School District, GO, Series A (PSF-GTD)	4.00	2/15/17	110
250	New Braunfels Texas, GO	5.00	2/1/19	268
405	Nueces County Texas, GO	5.00	2/15/19	435
490	Rockwall Texas, GO	4.00	8/1/18	511

				3,453

	Washington — 14.01%
420	Grant County Washington Public Utility District Revenue, Series I	5.00	1/1/19	450
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	239
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	150
200	Seattle Waste Water System Revenue	5.00	9/1/17	205
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	533
470	Washington State, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/30	496
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/33	451

				2,524

	Wisconsin — 1.15%
200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00	6/1/19	207

	Total Municipal Bonds			17,657

	Mutual Fund — 0.69%
125	State Street Institutional Treasury Plus Money Market Fund (a)	0.35		125

	Total Mutual Fund			125

	Total Investments (cost $17,834) — 98.69%			17,782
	Other assets in excess of liabilities — 1.31%			236

	Net Assets — 100.00%			$18,018

(a)	The rate disclosed is the rate in effect on December 31, 2016.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

As of December 31, 2016, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.50%
	Alabama — 0.43%
$1,400	Birmingham Alabama WaterWorks Board Water Revenue, Series B	5.00	1/1/24	$1,631

	Alaska — 0.66%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,504

	Arizona — 2.31%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,700
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25	12/1/24	1,157
5,250	Tucson Arizona Water System Revenue, Series A	5.00	7/1/21	5,951

				8,808

	Arkansas — 0.36%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,365

	California — 7.54%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,440
2,930	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25	7/1/22	2,939
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,135
4,155	California State Public Works Board Lease Revenue, Series D	5.00	4/1/24	4,878
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,878
1,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	1,093
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,313
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	5,762
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,326
65	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	67

				28,831

	Colorado — 2.87%
2,000	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	2,139
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3 (a)	5.00	10/1/38	5,525
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,243
1,750	Denver City & County Colorado Airport Revenue, Series A	5.00	11/15/23	2,040

				10,947

	Connecticut — 1.20%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,823
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00	8/1/20	1,737

				4,560

	Florida — 10.37%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,153
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,692
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00	6/1/20	5,420
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	4,923
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00	10/1/21	1,440
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,226
1,615	Lee County Florida Solid Waste System Revenue, AMT	5.00	10/1/22	1,787
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	1,782
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	5,119
2,000	Orange County Florida Tourist Development Tax Revenue	5.00	10/1/20	2,231
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00	10/1/25	3,803
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00	11/15/21	1,629
1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	2,088
1,750	South Florida Water Management District Corps, CP	5.00	10/1/21	1,973
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,294

				39,560

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia — 3.11%
$1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	$1,164
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/23	1,443
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/24	1,865
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,453
2,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00	3/15/19	2,116
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00	1/1/21	1,806

				11,847

	Illinois — 3.82%
98	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Continuously Callable @ 100.00 (b)	7.46	2/15/26	68
1,000	Chicago Illinois Wastewater Transmission Revenue, Series C	5.00	1/1/21	1,082
1,205	Chicago Illinois Water Revenue	4.00	11/1/19	1,258
1,500	Chicago Illinois Water Revenue	4.00	11/1/21	1,588
1,240	Illinois State Finance Authority Revenue, Series B	5.00	5/1/22	1,407
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00	10/1/20	1,671
2,240	Metropolitan Pier & Exposition Authority Revenue, Series B (ST APPROP)	5.00	12/15/20	2,396
1,500	Metropolitan Pier & Exposition Authority Revenue, Series B (ST APPROP)	5.00	12/15/22	1,626
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00	12/1/22	843
2,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	2,606

				14,545

	Indiana — 1.32%
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,145
2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1, AMT	5.00	1/1/21	2,774
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,105

				5,024

	Kansas — 0.31%
1,185	Kansas State Department of Transportation Highway Revenue, Series B-5 (a)	0.81	9/1/19	1,176

	Louisiana — 2.53%
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00	6/1/22	3,247
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,405

				9,652

	Maryland — 2.19%
1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, AMT, Callable 11/30/21 @ 100.00	5.00	3/31/24	1,091
4,040	Maryland State Stadium Authority Revenue	5.00	5/1/24	4,780
2,110	Montgomery County Maryland, GO, Series A	5.00	12/1/23	2,510

				8,381

	Massachusetts — 3.46%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,007
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,543
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,399
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,244

				13,193

	Michigan — 3.31%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,069
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,211
4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00	7/1/21	4,445
1,000	Michigan State Finance Authority Revenue, Series D-1	5.00	7/1/21	1,110

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	$1,721
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,068

				12,624

	Minnesota — 0.36%
1,200	Minneapolis – Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00	1/1/22	1,365

	Missouri — 1.92%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,756
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,787
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,649
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,142

				7,334

	Nevada — 2.49%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	4,046
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,490

				9,536

	New Jersey — 2.65%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	807
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	3,976
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,366

				10,149

	New Mexico — 0.26%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (Royal Bank of Canada) (a)	1.06	2/1/19	993

	New York — 10.43%
2,000	Long Island New York Power Authority Electricity System Revenue, Series C, Callable 5/1/18 @ 100.00 (a)	1.31	5/1/33	1,997
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,424
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,298
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00	11/15/20	1,114
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,286
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,740
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00	7/15/21	1,724
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,304
3,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series D	5.00	2/15/23	3,504
2,400	New York State Dormitory Authority State Personal Income Tax Revenue, Series E	5.00	3/15/20	2,653
3,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	3,233
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,592
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/22	2,269
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/23	5,156
2,500	Triborough New York Bridge & Tunnel Authority Revenue, Series 2003B-2, Continuously Callable @ 100.00, Callable 6/3/19 @ 100.00 (a)	0.76	1/1/33	2,466

				39,760

	Ohio — 1.16%
540	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (AGC)	5.00	5/1/22	579
915	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, Continuously Callable @ 100.00 (Pre-Refunded/Escrowed to Maturity) (MBIA)	5.50	10/15/25	1,045

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	$2,811

				4,435

	Oklahoma — 0.38%
1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00	6/1/22	1,463

	Pennsylvania — 3.33%
2,500	Pennsylvania State Turnpike Commission Revenue	5.00	6/1/24	2,871
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,307
2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00	9/1/21	2,655
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,730
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,176

				12,739

	Rhode Island — 0.87%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00	5/15/23	2,203
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A, AMT	5.00	12/1/22	1,096

				3,299

	South Carolina — 1.00%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,849

	Tennessee — 0.59%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25	9/1/21	2,231

	Texas — 15.74%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,856
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,166
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00	11/1/22	3,921
20	Dallas Texas, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/18	21
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,350
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,135
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,574
2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00	11/15/23	2,418
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,633
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,211
2,500	Houston Texas Utility System Revenue, Callable 11/1/19 @ 100.00 (a)	1.62	5/15/34	2,499
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00	11/1/22	1,132
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	1,120
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,138
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	1,242
1,000	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	1,100
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,918
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,823
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00	6/15/24	1,190
2,000	Plano Texas Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/21	2,249
2,345	Retama Texas Development Corp. Special Facilities Revenue (Pre-Refunded/Escrowed to Maturity)	8.75	12/15/18	2,660
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	1,164
2,000	San Antonio Texas, GO	5.00	2/1/20	2,201
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,556
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,347
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,741

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$4,365	Texas State College Student Loan, GO	5.00	8/1/22	$4,993
3,000	University of Texas Revenue, Series E	5.00	8/15/23	3,532

				59,890

	Virginia — 0.91%
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/22	1,142
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/23	1,161
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/24	1,175

				3,478

	Washington — 3.64%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,286
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,165
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,829
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,599
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,120
1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00	4/1/22	1,123
2,500	Washington State, GO, Series B	5.00	7/1/23	2,924
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00	2/1/21	2,813

				13,859

	Wisconsin — 1.98%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/22	1,135
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/23	1,150
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00	12/1/21	1,126
2,500	Wisconsin State, GO, Series B	5.00	5/1/20	2,773
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00	11/15/22	1,328

				7,512

	Total Municipal Bonds			356,540

	Corporate Bond — 0.00%
3,939	ASC Equipment(Trading Companies & Distributors) (c)	5.13	3/1/08	—

	Total Corporate Bond			—

	Time Deposit — 0.07%
265	State Street Liquidity Management Control System Eurodollar Time Deposit	0.02	1/3/17	265

	Total Time Deposit			265

	Mutual Fund — 5.39%
20,555	State Street Institutional Treasury Plus Money Market Fund (c)	0.35		20,555

	Total Mutual Fund			20,555

	Total Investments (cost $381,660) — 98.96%			377,360
	Other assets in excess of liabilities — 1.04%			3,967

	Net Assets — 100.00%			$381,327

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2016. The maturity date represents actual maturity date.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on December 31, 2016.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

ST APPROP — State Appropriations

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company, LLC	HC Capital Solutions	Total
Municipal Bonds	93.50%	—	93.50%
Corporate Bond	0.00%	—	0.00%
Time Deposit	0.07%	—	0.07%
Mutual Fund	—	5.39%	5.39%
Other Assets (Liabilities)	1.04%	0.00%	1.04%

Total Net Assets	94.61%	5.39%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.08%
	Alabama — 8.98%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,622
1,235	Birmingham Alabama, GO, Series A, Callable 6/1/24 @ 100.00	5.00	12/1/26	1,441
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,615
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,170
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	509

				6,357

	Arizona — 0.22%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155

	California — 1.56%
620	California State Department Water Resources Power Supply Revenue, Series L (Pre-Refunded/Escrowed to Maturity)	5.00	5/1/22	688
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	419

				1,107

	Connecticut — 1.95%
1,200	Connecticut State Special Tax Obligation Revenue, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/29	1,381

	Florida — 11.44%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,502
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,618
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	886
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,123
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,264
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,707

				8,100

	Hawaii — 2.38%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,684

	Idaho — 2.07%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,467

	Kansas — 0.44%
300	Douglas County Kansas Unified School District 497, GO, Series A	5.00	9/1/17	308

	Maryland — 2.04%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,442

	Massachusetts — 0.99%
600	Massachusetts State, GO, Series A	5.00	3/1/23	701

	Michigan — 1.48%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,050

	Minnesota — 0.61%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	429

	Nebraska — 0.73%
500	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	515

	Nevada — 4.47%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	931
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,308
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	922

				3,161

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York — 3.42%
$1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	$1,697
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	729

				2,426

	Ohio — 10.26%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	792
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,180
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,888
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,531
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,028
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	851

				7,270

	Oklahoma — 1.66%
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,173

	Pennsylvania — 3.77%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,574
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,097

				2,671

	South Carolina — 1.67%
1,100	Richland County School District No. 2, GO, Series A (SCSDE) (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/20	1,182

	Texas — 16.56%
1,325	Dallas Texas Area Rapid Transit Sales Tax Revenue (Insurance/Program BHAC-CR) (Pre-Refunded/Escrowed to Maturity)	5.25	12/1/48	1,424
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	808
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	613
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,752
500	Lewisville Texas Water & Sewer Revenue	3.00	2/15/17	501
650	San Antonio Texas Electric & Gas Systems Revenue, Series D	5.00	2/1/17	652
500	Sugar Land Texas (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/21	537
935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,006
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,815
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,810
750	Webb County Texas, GO	4.50	2/15/19	798

				11,716

	Washington — 14.64%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	518
1,000	King County Washington, GO	5.25	1/1/23	1,181
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,569
750	King County Washington Sewer Revenue	5.00	1/1/20	825
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,663
450	Skagit County Washington, GO	4.00	12/1/17	462
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,659
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	1,870
600	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	617

				10,364

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin — 1.74%
$1,220	Menomonee Falls Wisconsin School District, GO (Pre-Refunded/Escrowed to Maturity) (NATL-RE/FGIC)	4.75	4/1/21	$1,231

	Total Municipal Bonds			65,890

	Mutual Fund — 5.75%
4,071	State Street Institutional Treasury Plus Money Market Fund (a)	0.35		4,071

	Total Mutual Fund			4,071

	Total Investments (cost $68,577) — 98.83%			69,961
	Other assets in excess of liabilities — 1.17%			831

	Net Assets — 100.00%			$70,792

(a)	The rate disclosed is the rate in effect on December 31, 2016.

AGM — Assured Guaranty Municipal Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	93.08%	—	93.08%
Mutual Fund	0.40%	5.35%	5.75%
Other Assets (Liabilities)	1.17%	—	1.17%

Total Net Assets	94.65%	5.35%	100.00%

Amounts designated as “—”, specialist manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2016 (Unaudited)

(Amounts in thousands except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$525,978	$621,178	$543,528	$663,547
Repurchase agreements, at value and cost	287	359	1,696	1,364
Unrealized appreciation	99,783	106,185	201,005	241,122

Investments, at value	626,048	727,722	746,229	906,033
Cash	2	40	101	1
Unrealized appreciation on futures contracts	—	15	105	—
Receivable for portfolio shares issued	281	4,087	404	6,204
Receivable from investments sold	543	—	—	—
Variation margin receivable on futures contracts	—	—	16	—
Margin deposits	204	51	409	617
Dividends and interest receivable	957	1,080	657	808
Foreign tax reclaims receivable	—	7	46	16
Prepaid expenses	19	18	21	22

Total assets	628,054	733,020	747,988	913,701

LIABILITIES:
Unrealized depreciation on futures contracts	18	—	—	46
Payable for investments purchased	1,586	2,521	262	303
Payable for portfolio shares redeemed	606	1	—	2
Payable for collateral received on loaned securities	880	1,099	5,190	4,176
Variation margin payable on futures contracts	1	1	1	1
Advisory fees payable	207	259	216	246
Management fees payable	27	30	32	39
Administrative services fees payable	15	17	17	21
Trustee fees payable	3	3	3	3
Transfer agent fees payable	4	3	5	3
Other accrued expenses	25	26	25	23

Total liabilities	3,372	3,960	5,751	4,863

NET ASSETS	$624,682	$729,060	$742,237	$908,838

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$33	$58	$40	$64
Additional paid-in capital	523,505	597,811	545,864	645,912
Accumulated net investment income/(distributions in excess of net investment income)	(10)	(39)	(96)	(94)
Accumulated net realized gain/(loss) from investment transactions	1,391	25,032	(4,678)	21,882
Net unrealized appreciation on investments	99,763	106,198	201,107	241,074

Net Assets	$624,682	$729,060	$742,237	$908,838

NET ASSETS:
HC Strategic Shares	$623,874	$727,578	$741,233	$907,034
HC Advisors Shares	808	1,482	1,004	1,804

Total	$624,682	$729,060	$742,237	$908,838

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	32,968	57,806	40,426	64,029
HC Advisors Shares	43	118	55	127

Total	33,011	57,924	40,481	64,156

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$18.92	$12.59	$18.34	$14.17

HC Advisors Shares	$18.92	$12.59	$18.31	$14.17

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2016 (Unaudited)

(Amounts in thousands except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$81,798	$99,308	$93,442	$689,302
Repurchase agreements, at value and cost	160	282	—	30,201
Unrealized appreciation	26,229	37,393	16,060	80,239

Investments, at value	108,187	136,983	109,502	799,742
Cash	2	7	6	135
Foreign currency, at value (Cost $0, $0, $0 and $6,011, respectively)	—	—	—	5,959
Swap agreements, at value	—	—	—	260
Unrealized appreciation on forward currency contracts	—	—	—	64
Unrealized appreciation on futures contracts	—	—	1	—
Receivable for portfolio shares issued	50	31	12	158
Receivable from investments sold	94	87	—	81,454
Variation margin receivable on futures contracts	—	—	—	35
Margin deposits	87	221	47	4,827
Dividends and interest receivable	86	91	424	1,367
Foreign tax reclaims receivable	—	—	4	207
Prepaid expenses	10	14	8	38

Total assets	108,516	137,434	110,004	894,246

LIABILITIES:
Swap agreements, at value	—	—	—	138
Written options, at fair value (premiums received $0, $0, $0 and $67, respectively)	—	—	—	87
Unrealized depreciation on forward currency contracts	—	—	—	25
Unrealized depreciation on futures contracts	25	19	—	661
Payable for investments purchased	302	382	—	83,386
Payable for portfolio shares redeemed	—	—	37	—
Payable for collateral received on loaned securities	488	863	—	9,797
Variation margin payable on futures contracts	—	—	—	32
Accrued foreign capital gains tax	—	—	—	101
Advisory fees payable	76	80	161	198
Management fees payable	4	6	5	37
Administrative services fees payable	2	3	2	20
Trustee fees payable	—	—	1	2
Transfer agent fees payable	1	—	—	3
Other accrued expenses	6	—	13	55

Total liabilities	904	1,353	219	94,542

NET ASSETS	$107,612	$136,081	$109,785	$799,704

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$5	$8	$38	$92
Additional paid-in capital	93,701	88,233	88,221	902,539
Accumulated net investment income/(distributions in excess of net investment income)	20	35	(703)	(1,649)
Accumulated net realized gain/(loss) from investment transactions	(12,317)	10,432	5,565	(180,291)
Net unrealized appreciation on investments	26,203	37,373	16,664	79,013

Net Assets	$107,612	$136,081	$109,785	$799,704

NET ASSETS:
HC Strategic Shares	$107,475	$135,837	$109,785	$798,306
HC Advisors Shares	137	244	—	1,398

Total	$107,612	$136,081	$109,785	$799,704

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	4,515	8,437	38,113	92,161
HC Advisors Shares	6	15	—	162

Total	4,521	8,452	38,113	92,323

Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$23.81	$16.10	$2.88	$8.66

HC Advisors Shares	$23.78	$16.10	$—	$8.66

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2016 (Unaudited)

(Amounts in thousands except per share amounts)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
ASSETS:
Investments, at cost	$127,760	$20,094	$1,073,957	$2,113,113
Repurchase agreements, at value and cost	—	—	961	1,994
Unrealized appreciation	492	1,870	34,039	56,570

Investments, at value	128,252	21,964	1,108,957	2,171,677
Cash	—	—	40	615
Foreign currency, at value (Cost $167, $38, $3,670 and $6,846, respectively)	167	38	3,622	6,748
Unrealized appreciation on futures contracts	—	—	190	397
Receivable for portfolio shares issued	—	—	979	281
Receivable from investments sold	53	—	324	294
Margin deposits	—	—	1,168	13,673
Dividends and interest receivable	222	39	2,097	3,412
Foreign tax reclaims receivable	94	12	1,573	3,514
Prepaid expenses	8	—	29	42

Total assets	128,796	22,053	1,118,979	2,200,653

LIABILITIES:
Unrealized depreciation on futures contracts	—	—	22	1,918
Payable for investments purchased	132	—	671	767
Payable for collateral received on loaned securities	—	—	2,943	6,103
Advisory fees payable	13	2	282	431
Management fees payable	5	—	49	92
Administrative services fees payable	3	1	25	49
Trustee fees payable	—	—	6	17
Transfer agent fees payable	—	—	4	8
Other accrued expenses	9	1	86	209

Total liabilities	162	4	4,088	9,594

NET ASSETS	$128,634	$22,049	$1,114,891	$2,191,059

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$13	$2	$118	$234
Additional paid-in capital	130,778	19,710	1,142,445	2,298,019
Accumulated net investment income/(distributions in excess of net investment income)	(199)	(25)	9,420	12,311
Accumulated net realized gain/(loss) from investment transactions	(2,443)	493	(71,003)	(173,811)
Net unrealized appreciation on investments	485	1,869	33,911	54,306

Net Assets	$128,634	$22,049	$1,114,891	$2,191,059

NET ASSETS:
HC Strategic Shares	$128,633	$22,048	$1,112,843	$2,187,317
HC Advisors Shares	1	1	2,048	3,742

Total	$128,634	$22,049	$1,114,891	$2,191,059

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	13,197	1,987	117,401	233,663
HC Advisors Shares	—	—	216	400

Total	13,197	1,987	117,617	234,063

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.75	$11.10	$9.48	$9.36

HC Advisors Shares	$9.75	$11.10	$9.48	$9.35

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2016 (Unaudited)

(Amounts in thousands except per share amounts)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$1,655,496	$91,704	$636,285	$209,509
Repurchase agreements, at value and cost	4,122	—	10,575	—
Unrealized appreciation (depreciation)	(77,305)	(500)	8,221	(825)

Investments, at value	1,582,313	91,204	655,081	208,684
Cash	1,651	20	138	—
Foreign currency, at value (Cost $11,270, $0, $0 and $0, respectively)	11,120	—	—	—
Receivable for portfolio shares issued	541	264	50	2,000
Receivable from investments sold	1,780	946	—	5,804
Margin deposits	3,381	—	669	—
Dividends and interest receivable	5,269	575	7,028	1,083
TBA sale commitments receivable	—	582	—	—
Prepaid expenses	34	7	12	9

Total assets	1,606,089	93,598	662,978	217,580

LIABILITIES:
Unrealized depreciation on futures contracts	506	—	221	—
Distributions payable	—	6	—	72
Payable for investments purchased	1,278	4,889	—	6,001
Payable for portfolio shares redeemed	—	9	5	13
Payable for collateral received on loaned securities	12,616	—	32,367	—
TBA sale commitments, at fair value	—	581	—	—
Accrued foreign capital gains tax	592	—	—	—
Advisory fees payable	462	5	306	10
Management fees payable	67	4	27	9
Administrative services fees payable	36	2	14	5
Trustee fees payable	7	1	6	2
Transfer agent fees payable	6	—	2	1
Other accrued expenses	197	18	67	21

Total liabilities	15,767	5,515	33,015	6,134

NET ASSETS	$1,590,322	$88,083	$629,963	$211,446

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$102	$9	$93	$22
Additional paid-in capital	1,863,241	88,724	680,062	212,557
Accumulated net investment income/(distributions in excess of net investment income)	(21,712)	(101)	442	(3)
Accumulated net realized loss from investment transactions	(172,772)	(49)	(58,628)	(305)
Net unrealized appreciation/(depreciation) on investments	(78,537)	(500)	7,994	(825)

Net Assets	$1,590,322	$88,083	$629,963	$211,446

NET ASSETS:
HC Strategic Shares	$1,588,058	$85,509	$628,948	$211,446
HC Advisors Shares	2,264	2,574	1,015	—

Total	$1,590,322	$88,083	$629,963	$211,446

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	102,133	8,833	93,203	21,695
HC Advisors Shares	146	266	151	—

Total	102,279	9,099	93,354	21,695

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$15.55	$9.68	$6.75	$9.75

HC Advisors Shares	$15.55	$9.67	$6.74	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2016 (Unaudited)

(Amounts in thousands except per share amounts)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
ASSETS:
Investments, at cost	$332,202	$247,537	$205,586	$17,834
Unrealized appreciation (depreciation)	3,803	(865)	131	(52)

Investments, at value	336,005	246,672	205,717	17,782
Receivable for portfolio shares issued	30	—	—	—
Receivable from investments sold	4,112	—	3,247	—
Dividends and interest receivable	1,031	2,246	447	239
TBA sale commitments receivable	—	—	3,247	—
Prepaid expenses	15	9	9	7

Total assets	341,193	248,927	212,667	18,028

LIABILITIES:
Cash overdraft	—	1	—	—
Distributions payable	441	142	109	—
Payable for investments purchased	4,229	—	27,817	—
Payable for portfolio shares redeemed	145	20	19	1
TBA sale commitments, at fair value	—	—	3,242	—
Income payable on TBA sale commitments	—	—	8	—
Advisory fees payable	11	14	9	2
Management fees payable	14	10	8	1
Administrative services fees payable	8	6	4	—
Trustee fees payable	5	2	1	—
Transfer agent fees payable	1	2	1	—
Other accrued expenses	36	18	19	6

Total liabilities	4,890	215	31,237	10

NET ASSETS	$336,303	$248,712	$181,430	$18,018

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$34	$25	$19	$2
Additional paid-in capital	329,944	249,492	188,946	18,086
Accumulated net investment income/(distributions in excess of net investment income)	(11)	(15)	(832)	(16)
Accumulated net realized gain/(loss) from investment transactions	2,533	75	(6,839)	(2)
Net unrealized appreciation/(depreciation) on investments	3,803	(865)	136	(52)

Net Assets	$336,303	$248,712	$181,430	$18,018

NET ASSETS:
HC Strategic Shares	$336,302	$248,712	$181,430	$18,018
HC Advisors Shares	1	—	—	—

Total	$336,303	$248,712	$181,430	$18,018

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	33,539	25,280	18,917	1,837
HC Advisors Shares	—	—	—	—

Total	33,539	25,280	18,917	1,837

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.03	$9.84	$9.59	$9.81

HC Advisors Shares	$10.02	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2016 (Unaudited)

(Amounts in thousands except per share amounts)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$381,660	$68,577
Unrealized appreciation (depreciation)	(4,300)	1,384

Investments, at value	377,360	69,961
Dividends and interest receivable	4,469	886
Prepaid expenses	9	6

Total assets	381,838	70,853

LIABILITIES:
Distributions payable	56	12
Payable for portfolio shares redeemed	227	26
Advisory fees payable	157	7
Management fees payable	16	3
Administrative services fees payable	9	2
Trustee fees payable	5	1
Transfer agent fees payable	3	1
Other accrued expenses	38	9

Total liabilities	511	61

NET ASSETS	$381,327	$70,792

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$39	$7
Additional paid-in capital	388,251	69,422
Accumulated net investment income/(distributions in excess of net investment income)	(78)	(19)
Accumulated net realized loss from investment transactions	(2,585)	(2)
Net unrealized appreciation/(depreciation) on investments	(4,300)	1,384

Net Assets	$381,327	$70,792

NET ASSETS:
HC Strategic Shares	$379,911	$70,380
HC Advisors Shares	1,416	412

Total	$381,327	$70,792

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	38,429	6,916
HC Advisors Shares	143	41

Total	38,572	6,957

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.89	$10.17

HC Advisors Shares	$9.88	$10.18

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2016 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$8	$9	$2	$2
Dividends (net of foreign withholding tax of $7, $11, $0 and $0, respectively)	7,372	8,321	4,724	6,217
Income from securities lending (net of fees of $1, $2, $22 and $23, respectively)	7	8	86	90

Total Investment Income	7,387	8,338	4,812	6,309

EXPENSES:
Advisory fees	475	590	718	814
Management fees	152	187	194	249
Administrative services fees	90	110	112	143
Distribution fees – HC Advisors Shares	1	2	1	2
Professional fees	39	44	48	59
Transfer agent fees	12	15	16	20
Compliance service fees	5	6	6	8
Custodian fees	24	27	30	37
Registration and filing fees	9	8	9	7
Trustee fees	14	17	18	24
Other	29	30	36	41

Total expenses before waivers and expenses paid indirectly	850	1,036	1,188	1,404
Less: Distribution fees waived – HC Advisors Shares	(1)	(2)	(1)	(2)
Expenses paid indirectly	(26)	(30)	(11)	(8)

Net Expenses	823	1,004	1,176	1,394

Net Investment Income	6,564	7,334	3,636	4,915

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	17,664	48,025	4,811	34,761
Net realized gains/(losses) from futures transactions	7,732	13,652	12,699	19,666

Net realized gains/(losses) from investments and futures transactions	25,396	61,677	17,510	54,427
Change in unrealized appreciation/(depreciation) on investments	37,808	19,865	11,747	(3,601)
Change in unrealized appreciation/(depreciation) on futures	(717)	(1,244)	(757)	(1,420)

Change in unrealized appreciation/(depreciation) on investments and futures	37,091	18,621	10,990	(5,021)

Net realized/unrealized gains/(losses) from investments and futures transactions	62,487	80,298	28,500	49,406

Change in net assets resulting from operations	$69,051	$87,632	$32,136	$54,321

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

(Amounts in thousands)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$—	$—	$—	$742
Dividends (net of foreign withholding tax of $1, $1, $0 and $813, respectively)	503	625	840	9,753
Income from securities lending (net of fees of $1, $3, $0 and $73, respectively)	5	11	—	312

Total Investment Income	508	636	840	10,807

EXPENSES:
Advisory fees	337	431	383	1,300
Management fees	26	36	30	240
Administrative services fees	21	22	18	161
Distribution fees – HC Advisors Shares	—	—	—	2
Professional fees	8	8	7	75
Transfer agent fees	2	2	2	20
Compliance service fees	1	1	1	8
Custodian fees	8	9	7	104
Registration and filing fees	8	7	8	10
Trustee fees	2	3	2	23
Other	9	6	5	59

Total expenses before waivers and expenses paid indirectly	422	525	463	2,002
Less: Distribution fees waived – HC Advisors Shares	—	—	—	(2)
Expenses paid indirectly	(7)	(1)	(1)	(1)

Net Expenses	415	524	462	1,999

Net Investment Income	93	112	378	8,808

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	3,761	14,750	10,998	30,363
Net realized gains/(losses) from futures transactions	708	1,769	31	7,886
Net realized gains/(losses) from written options transactions	—	—	—	(28)
Net realized gains/(losses) from swap transactions	—	—	—	(256)
Net realized gains/(losses) from foreign currency transactions	—	—	(1)	(276)

Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	4,469	16,519	11,028	37,689
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	8,190	1,410	(16,097)	57,382
Change in unrealized appreciation/(depreciation) on futures	36	171	(207)	(2,218)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(13)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	110
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	(5)

Change in unrealized appreciation/(depreciation) on investments, futures, written options, swap transactions, and foreign currency translations	8,226	1,581	(16,304)	55,256

Net realized/unrealized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	12,695	18,100	(5,276)	92,945

Change in net assets resulting from operations	$12,788	$18,212	$(4,898)	$101,753

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

(Amounts in thousands)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio		The Institutional International Equity Portfolio
INVESTMENT INCOME:
Interest	$—	$—	$1		$2
Dividends (net of foreign withholding tax of $116, $19, $1,450 and $2,573, respectively)	1,516	259	13,125		24,597
Income from securities lending (net of fees of $0, $0, $49 and $83, respectively)	—	—	219		386

Total Investment Income	1,516	259	13,345		24,985

EXPENSES:
Advisory fees	98	13	1,654		2,726
Management fees	32	5	310		558
Administrative services fees	39	20	204		367
Distribution fees – HC Advisors Shares	—	—	3		5
Professional fees	15	8	71		184
Transfer agent fees	2	—	23		51
Compliance service fees	1	—	9		24
Custodian fees	14	6	119		325
Registration and filing fees	14	1	9		9
Trustee fees	2	—	26		70
Other	10	1	78		144

Total expenses before waivers and expenses paid indirectly	227	54	2,506		4,463
Less: Expenses waived by Specialist Manager	(16)	—	—		—
Less: Distribution fees waived – HC Advisors Shares	—	—	(3)		(5)
Expenses paid indirectly	—	—	(6)		(1)
Expenses waived and reimbursed by Advisor	—	(21)	(2)		—

Net Expenses	211	33	2,495		4,457

Net Investment Income	1,305	226	10,850		20,528

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	188	460	(13,393	)(a)	(75,024)
Net realized gains/(losses) from futures transactions	—	—	15,967		14,911
Net realized gains/(losses) from foreign currency transactions	(29)	(5)	(325)		(995)

Net realized gains/(losses) from investments, futures, and foreign currency transactions	159	455	2,249		(61,108)
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	5,494	798	56,141		191,217
Change in unrealized appreciation/(depreciation) on futures	—	—	(3,298)		(8,108)
Change in unrealized appreciation/(depreciation) on foreign currency translations	(2)	—	(81)		(194)

Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency translations	5,492	798	52,762		182,915

Net realized/unrealized gains/(losses) from investments, futures, and foreign currency transactions	5,651	1,253	55,011		121,807

Change in net assets resulting from operations	$6,956	$1,479	$65,861		$142,335

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Amount represents net realized gain/loss on the sale of investments in affiliated investment companies of $1,771 and distributions of realized gain received from affiliated investment companies of $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

(Amounts in thousands)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$—	$971	$18,734	$1,634
Dividends (net of foreign withholding tax of $2,843, $0, $0 and $0, respectively)	22,584	11	1,218	24
Income from securities lending (net of fees of $60, $0, $28 and $0, respectively)	236	—	109	—

Total Investment Income	22,820	982	20,061	1,658

EXPENSES:
Advisory fees	2,880	27	993	56
Management fees	421	22	167	54
Administrative services fees	267	59	115	44
Distribution fees – HC Advisors Shares	3	3	1	—
Professional fees	146	5	35	12
Transfer agent fees	37	1	10	3
Compliance service fees	17	1	4	1
Custodian fees	911	9	43	9
Registration and filing fees	8	5	6	6
Trustee fees	48	2	13	4
Other	70	7	23	7

Total expenses before waivers and expenses paid indirectly	4,808	141	1,410	196
Less: Distribution fees waived – HC Advisors Shares	(3)	(3)	(1)	—
Expenses paid indirectly	(3)	—	—	—

Net Expenses	4,802	138	1,409	196

Net Investment Income	18,018	844	18,652	1,462

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(50,806)	41	3,552	1,049
Net realized gains/(losses) from futures transactions	10,217	—	(2,373)	—
Net realized gains/(losses) from foreign currency transactions	161	—	69	—

Net realized gains/(losses) from investments, futures, and foreign currency transactions	(40,428)	41	1,248	1,049
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	131,801	(2,885)	15,884	(10,227)
Change in unrealized appreciation/(depreciation) on futures	(2,329)	—	424	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	(442)	—	(75)	—

Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency translations	129,030	(2,885)	16,233	(10,227)

Net realized/unrealized gains/(losses) from investments, futures, and foreign currency transactions	88,602	(2,844)	17,481	(9,178)

Change in net assets resulting from operations	$106,620	$(2,000)	$36,133	$(7,716)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

(Amounts in thousands)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$4,424	$3,521	$1,831	$127
Dividends	17	—	—	—

Total Investment Income	4,441	3,521	1,831	127

EXPENSES:
Advisory fees	71	87	53	12
Management fees	93	65	47	5
Administrative services fees	54	44	62	7
Professional fees	18	13	11	1
Transfer agent fees	6	4	3	—
Compliance service fees	2	2	1	—
Custodian fees	13	9	11	2
Registration and filing fees	6	8	5	5
Trustee fees	7	5	4	—
Other	9	6	7	—

Net Expenses	279	243	204	32

Net Investment Income	4,162	3,278	1,627	95

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	3,942	1,349	139	—

Change in unrealized appreciation/(depreciation) on investments	(13,068)	(8,141)	(4,627)	(274)

Net realized/unrealized gains/(losses) from investments	(9,126)	(6,792)	(4,488)	(274)

Change in net assets resulting from operations	$(4,964)	$(3,514)	$(2,861)	$(179)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Six Months Ended December 31, 2016 (Unaudited)

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$4,417	$878

Total Investment Income	4,417	878

EXPENSES:
Advisory fees	324	44
Management fees	100	19
Administrative services fees	68	17
Distribution fees – HC Advisors Shares	2	1
Professional fees	21	4
Transfer agent fees	6	1
Compliance service fees	2	1
Custodian fees	14	4
Registration and filing fees	6	6
Trustee fees	7	2
Other	12	1

Total expenses before waivers	562	100
Less: Distribution fees waived – HC Advisors Shares	(2)	(1)

Net Expenses	560	99

Net Investment Income	3,857	779

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	1,568	—

Change in unrealized appreciation/(depreciation) on investments	(15,520)	(2,730)

Net realized/unrealized gains/(losses) from investments	(13,952)	(2,730)

Change in net assets resulting from operations	$(10,095)	$(1,951)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Operations:
Net investment income	$6,564	$13,529	$7,334	$19,727	$3,636	$7,948
Net realized gains/(losses) from investments and futures transactions	25,396	12,414	61,677	20,917	17,510	64,802
Change in unrealized appreciation/(depreciation) from investments and futures	37,091	(14,299)	18,621	(19,856)	10,990	(27,747)

Change in net assets resulting from operations	69,051	11,644	87,632	20,788	32,136	45,003

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(6,860)	(13,572)	(7,571)	(19,908)	(3,839)	(7,985)
HC Advisors Shares	(9)	(22)	(16)	(32)	(5)	(13)
Net realized gains/(losses) from investments and futures:
HC Strategic Shares	(22,077)	(23,910)	(38,357)	(98,221)	(44,277)	(165,236)
HC Advisors Shares	(30)	(46)	(83)	(166)	(63)	(319)

Change in net assets resulting from distributions	(28,976)	(37,550)	(46,027)	(118,327)	(48,184)	(173,553)

HC Strategic Shares
Proceeds from shares issued	$4,864	$33,811	$59,630	$56,194	$4,723	$31,039
Proceeds from reinvestment of dividends	25,182	31,736	45,754	117,687	41,939	146,599
Cost of shares redeemed	(29,272)	(78,659)	(126,671)	(79,551)	(53,175)	(157,600)
Cost of shares redeemed in redemption in-kind(a)	—	—	(204,698)	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	774	(13,112)	(225,985)	94,330	(6,513)	20,038

HC Advisors Shares
Proceeds from shares issued	7	78	16	153	10	239
Cost of shares redeemed	(38)	(381)	(40)	(160)	(67)	(499)

Change in net assets from HC Advisors Shares of beneficial interest	(31)	(303)	(24)	(7)	(57)	(260)

Change in net assets from shares of beneficial interest	$743	$(13,415)	$(226,009)	$94,323	$(6,570)	$19,778

Change in net assets	40,818	(39,321)	(184,404)	(3,216)	(22,618)	(108,772)
Net Assets:
Beginning of period	583,864	623,185	913,464	916,680	764,855	873,627

End of period	$624,682	$583,864	$729,060	$913,464	$742,237	$764,855

Accumulated net investment income/(distributions in excess of net investment income)	$(10)	$295	$(39)	$214	$(96)	$112
Share Transactions:
HC Strategic Shares
Issued	260	1,958	4,794	4,578	250	1,673
Reinvested	1,316	1,863	3,584	10,213	2,244	7,868
Redeemed	(1,557)	(4,572)	(10,081)	(6,544)	(2,727)	(7,857)
Redeemed in redemption in-kind(a)	—	—	(16,548)	—	—	—

Change in HC Strategic Shares	19	(751)	(18,251)	8,247	(233)	1,684

HC Advisors Shares
Issued	—	5	1	14	1	13
Redeemed	(2)	(23)	(3)	(13)	(4)	(28)

Change in HC Advisors Shares	(2)	(18)	(2)	1	(3)	(15)

Total change in shares	17	(769)	(18,253)	8,248	(236)	1,669

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8 in Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization– Mid Capitalization Equity Portfolio		The Institutional Small Capitalization– Mid Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Operations:
Net investment income	$4,915	$13,370	$93	$91	$112	$310
Net realized gains/(losses) from investments and futures transactions	54,427	86,758	4,469	992	16,519	1,852
Change in unrealized appreciation/(depreciation) from investments and futures	(5,021)	(20,990)	8,226	(9,171)	1,581	(15,566)

Change in net assets resulting from operations	54,321	79,138	12,788	(8,088)	18,212	(13,404)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(5,189)	(13,668)	(13)	(46)	(3)	(24)
HC Advisors Shares	(11)	(20)	—	—	—	—
Net realized gains/(losses) from investments and futures:
HC Strategic Shares	(69,793)	(231,687)	—	—	(2,340)	(10,877)
HC Advisors Shares	(151)	(375)	—	—	(4)	(14)
Tax return of capital:
HC Strategic Shares	—	—	—	(17)	—	(268)
HC Advisors Shares	—	—	—	—	—	—

Change in net assets resulting from distributions	(75,144)	(245,750)	(13)	(63)	(2,347)	(11,183)

HC Strategic Shares
Proceeds from shares issued	$40,918	$68,853	$459	$4,225	$11,991	$16,836
Proceeds from reinvestment of dividends	72,820	244,692	10	51	2,337	11,118
Cost of shares redeemed	(177,382)	(181,865)	(4,077)	(12,573)	(28,246)	(11,569)
Cost of shares redeemed in redemption in-kind(a)	(291,050)	—	—	—	(58,339)	—

Change in net assets from HC Strategic Shares of beneficial interest	(354,694)	131,680	(3,608)	(8,297)	(72,257)	16,385

HC Advisors Shares
Proceeds from shares issued	17	267	1	7	1	22
Cost of shares redeemed	(66)	(250)	(12)	(52)	(16)	(20)

Change in net assets from HC Advisors Shares of beneficial interest	(49)	17	(11)	(45)	(15)	2

Change in net assets from shares of beneficial interest	$(354,743)	$131,697	$(3,619)	$(8,342)	$(72,272)	$16,387

Change in net assets	(375,566)	(34,915)	9,156	(16,493)	(56,407)	(8,200)
Net Assets:
Beginning of period	1,284,404	1,319,319	98,456	114,949	192,488	200,688

End of period	$908,838	$1,284,404	$107,612	$98,456	$136,081	$192,488

Accumulated net investment income/(distributions in excess of net investment income)	$(94)	$191	$20	$(60)	$35	$(74)
Share Transactions:
HC Strategic Shares
Issued	2,684	4,536	21	214	754	1,135
Reinvested	5,044	16,772	—	2	143	770
Redeemed	(11,496)	(11,475)	(178)	(603)	(1,821)	(778)
Redeemed in redemption in-kind(a)	(18,863)	—	—	—	(3,831)	—

Change in HC Strategic Shares	(22,631)	9,833	(157)	(387)	(4,755)	1,127

HC Advisors Shares
Issued	1	18	—	—	—	1
Redeemed	(4)	(16)	—	(3)	(1)	(1)

Change in HC Advisors Shares	(3)	2	—	(3)	(1)	—

Total change in shares	(22,634)	9,835	(157)	(390)	(4,756)	1,127

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8 in Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(b)		The ESG Growth Portfolio
	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Period July 14, 2015(c) through June 30, 2016
Operations:
Net investment income	$378	$1,979	$8,808	$18,680	$1,305	$3,142
Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	11,028	6,208	37,689	(162,708)	159	(2,421)
Change in unrealized appreciation/(depreciation) from investments, futures, written options, swap transactions, and foreign currency transactions	(16,304)	15,901	55,256	51,667	5,492	(5,007)

Change in net assets resulting from operations	(4,898)	24,088	101,753	(92,361)	6,956	(4,286)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,360)	(1,819)	(8,795)	(17,509)	(1,632)	(2,928)
HC Advisors Shares	—	—	(14)	(24)	—	—
Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions:
HC Strategic Shares	(10,727)	(14,925)	—	—	—	(272)

Change in net assets resulting from distributions	(12,087)	(16,744)	(8,809)	(17,533)	(1,632)	(3,200)

HC Strategic Shares
Proceeds from shares issued	$21,892	$9,035	$13,205	$340,356	$1,605	$129,368
Proceeds from reinvestment of dividends	11,943	16,625	7,437	14,871	382	935
Cost of shares redeemed	(33,000)	(14,250)	(426,223)	(327,448)	(3)	(1,492)
Cost of shares redeemed in redemption in-kind(a)	(25,577)	—	—	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	(24,742)	11,410	(405,581)	27,779	1,984	128,811

HC Advisors Shares
Proceeds from shares issued	—	—	11	212	—	1
Cost of shares redeemed	—	—	(92)	(313)	—	—

Change in net assets from HC Advisors Shares of beneficial interest	—	—	(81)	(101)	—	1

Change in net assets from shares of beneficial interest	$(24,742)	$11,410	$(405,662)	$27,678	$1,984	$128,812

Change in net assets	(41,727)	18,754	(312,718)	(82,216)	7,308	121,326
Net Assets:
Beginning of period	151,512	132,758	1,112,422	1,194,638	121,326	—

End of period	$109,785	$151,512	$799,704	$1,112,422	$128,634	$121,326

Accumulated net investment income/(distributions in excess of net investment income)	$(703)	$279	$(1,649)	$(1,579)	$(199)	$128
Share Transactions:
HC Strategic Shares
Issued	7,027	2,789	1,619	47,349	164	13,052
Reinvested	4,162	5,313	883	1,981	39	98
Redeemed	(10,373)	(4,371)	(51,593)	(43,628)	—	(156)
Redeemed in redemption in-kind(a)	(7,435)	—	—	—	—	—

Change in HC Strategic Shares	(6,619)	3,731	(49,091)	5,702	203	12,994

HC Advisors Shares
Issued	—	—	1	29	—	—
Redeemed	—	—	(11)	(43)	—	—

Change in HC Advisors Shares	—	—	(10)	(14)	—	—

Total change in shares	(6,619)	3,731	(49,101)	5,688	203	12,994

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8 in Notes to Financial Statements.

(b)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.

(c)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Catholic SRI Growth Portfolio		The International Equity Portfolio		The Institutional International Equity Portfolio
	For the Six Months Ended December 31, 2016 (Unaudited)	For the Period January 12, 2016(a) through June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Operations:
Net investment income	$226	$344	$10,850	$34,387	$20,528	$77,510
Net realized gains/(losses) from investments, futures, and foreign currency transactions	455	309	2,249	(53,159)	(61,108)	(79,184)
Change in unrealized appreciation/(depreciation) from investments, futures, and foreign currency transactions	798	1,071	52,762	(123,649)	182,915	(263,274)

Change in net assets resulting from operations	1,479	1,724	65,861	(142,421)	142,335	(264,948)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(304)	(330)	(2,295)	(33,112)	(10,389)	(75,758)
HC Advisors Shares	—	—	(4)	(66)	(18)	(107)
Net realized gains/(losses) from investments, futures, and foreign currency transactions:
HC Strategic Shares	(536)	—	—	(82,714)	—	(118,215)
HC Advisors Shares	—	—	—	(219)	—	(171)

Change in net assets resulting from distributions	(840)	(330)	(2,299)	(116,111)	(10,407)	(194,251)

HC Strategic Shares
Proceeds from shares issued	$415	$18,601	$97,967	$392,867	$168,926	$207,976
Proceeds from reinvestment of dividends	840	330	2,024	102,973	8,638	184,164
Cost of shares redeemed	(170)	—	(215,642)	(595,285)	(148,849)	(216,852)
Cost of shares redeemed in redemption in-kind(b)	—	—	—	—	(559,861)	—

Change in net assets from HC Strategic Shares of beneficial interest	1,085	18,931	(115,651)	(99,445)	(531,146)	175,288

HC Advisors Shares
Proceeds from shares issued	—	—	42	398	153	439
Cost of shares redeemed	—	—	(89)	(810)	(172)	(325)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	(47)	(412)	(19)	114

Change in net assets from shares of beneficial interest	$1,085	$18,931	$(115,698)	$(99,857)	$(531,165)	$175,402

Change in net assets	1,724	20,325	(52,136)	(358,389)	(399,237)	(283,797)
Net Assets:
Beginning of period	20,325	—	1,167,027	1,525,416	2,590,296	2,874,093

End of period	$22,049	$20,325	$1,114,891	$1,167,027	$2,191,059	$2,590,296

Accumulated net investment income/(distributions in excess of net investment income)	$(25)	$53	$9,420	$869	$12,311	$2,190
Share Transactions:
HC Strategic Shares
Issued	37	1,860	10,893	42,931	18,030	22,627
Reinvested	75	30	214	11,004	928	19,975
Redeemed	(15)	—	(23,201)	(60,611)	(16,094)	(22,260)
Redeemed in redemption in-kind(b)	—	—	—	—	(60,921)	—

Change in HC Strategic Shares	97	1,890	(12,094)	(6,676)	(58,057)	20,342

HC Advisors Shares
Issued	—	—	4	42	17	46
Redeemed	—	—	(9)	(92)	(18)	(34)

Change in HC Advisors Shares	—	—	(5)	(50)	(1)	12

Total change in shares	97	1,890	(12,099)	(6,726)	(58,058)	20,354

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

(b)	See Note 8 in Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Emerging Markets Portfolio		The Core Fixed Income Portfolio		The Fixed Income Opportunity Portfolio
	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Operations:
Net investment income	$18,018	$47,644	$844	$1,971	$18,652	$44,405
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(40,428)	(111,025)	41	170	1,248	(60,119)
Change in unrealized appreciation/(depreciation) from investments, futures, and foreign currency transactions	129,030	(139,576)	(2,885)	3,022	16,233	8,667

Change in net assets resulting from operations	106,620	(202,957)	(2,000)	5,163	36,133	(7,047)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(41,803)	(43,211)	(950)	(2,150)	(19,872)	(44,970)
HC Advisors Shares	(61)	(66)	(29)	(64)	(32)	(57)
Net realized gains/(losses) from investments, futures, and foreign currency transactions:
HC Strategic Shares	—	—	—	(853)	—	(3,165)
HC Advisors Shares	—	—	—	(26)	—	(4)

Change in net assets resulting from distributions	(41,864)	(43,277)	(979)	(3,093)	(19,904)	(48,196)

HC Strategic Shares
Proceeds from shares issued	$53,379	$816,829	$5,283	$7,836	$24,560	$91,431
Proceeds from reinvestment of dividends	31,831	34,743	948	2,997	17,293	43,259
Cost of shares redeemed	(395,412)	(665,248)	(4,598)	(23,026)	(90,256)	(105,548)
Cost of shares redeemed in redemption in-kind(a)	—	—	—	—	(123,294)	—

Change in net assets from HC Strategic Shares of beneficial interest	(310,202)	186,324	1,633	(12,193)	(171,697)	29,142

HC Advisors Shares
Proceeds from shares issued	20	397	121	115	21	75
Cost of shares redeemed	(172)	(631)	(84)	(348)	(37)	(87)

Change in net assets from HC Advisors Shares of beneficial interest	(152)	(234)	37	(233)	(16)	(12)

Change in net assets from shares of beneficial interest	$(310,354)	$186,090	$1,670	$(12,426)	$(171,713)	$29,130

Change in net assets	(245,598)	(60,144)	(1,309)	(10,356)	(155,484)	(26,113)
Net Assets:
Beginning of period	1,835,920	1,896,064	89,392	99,748	785,447	811,560

End of period	$1,590,322	$1,835,920	$88,083	$89,392	$629,963	$785,447

Accumulated net investment income/(distributions in excess of net investment income)	$(21,712)	$2,134	$(101)	$34	$442	$1,694
Share Transactions:
HC Strategic Shares
Issued	3,307	55,968	535	799	3,612	13,399
Reinvested	2,075	2,441	96	308	2,560	6,569
Redeemed	(24,251)	(45,119)	(465)	(2,355)	(13,282)	(15,952)
Redeemed in redemption in-kind(a)	—	—	—	—	(18,105)	—

Change in HC Strategic Shares	(18,869)	13,290	166	(1,248)	(25,215)	4,016

HC Advisors Shares
Issued	1	28	12	12	3	12
Redeemed	(10)	(45)	(8)	(36)	(5)	(13)

Change in HC Advisors Shares	(9)	(17)	4	(24)	(2)	(1)

Total change in shares	(18,878)	13,273	170	(1,272)	(25,217)	4,015

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8 in Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Operations:
Net investment income	$1,462	$3,296	$4,162	$5,510	$3,278	$7,610
Net realized gains/(losses) from investments	1,049	1,767	3,942	(847)	1,349	(555)
Change in unrealized appreciation/(depreciation) from investments	(10,227)	7,118	(13,068)	14,511	(8,141)	13,970

Change in net assets resulting from operations	(7,716)	12,181	(4,964)	19,174	(3,514)	21,025

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,517)	(3,308)	(7,103)	(938)	(3,422)	(7,617)
Net realized gains/(losses) from investments:
HC Strategic Shares	(2,142)	(2,249)	—	—	(675)	(5,503)

Change in net assets resulting from distributions	(3,659)	(5,557)	(7,103)	(938)	(4,097)	(13,120)

HC Strategic Shares
Proceeds from shares issued	$17,060	$16,826	$22,163	$10,477	$10,181	$74,859
Proceeds from reinvestment of dividends	3,337	4,938	6,319	872	3,415	11,754
Cost of shares redeemed	(39,371)	(49,591)	(23,937)	(46,609)	(46,604)	(28,516)
Cost of shares redeemed in redemption in-kind(a)	—	—	(149,328)	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	(18,974)	(27,827)	(144,783)	(35,260)	(33,008)	58,097

Change in net assets	(30,349)	(21,203)	(156,850)	(17,024)	(40,619)	66,002
Net Assets:
Beginning of period	241,795	262,998	493,153	510,177	289,331	223,329

End of period	$211,446	$241,795	$336,303	$493,153	$248,712	$289,331

Accumulated net investment income/(distributions in excess of net investment income)	$(3)	$52	$(11)	$2,930	$(15)	$129
Share Transactions:
HC Strategic Shares
Issued	1,709	1,656	2,170	1,029	1,016	7,584
Reinvested	339	492	621	89	341	1,210
Redeemed	(3,839)	(4,915)	(2,309)	(4,634)	(4,564)	(2,907)
Redeemed in redemption in-kind(a)	—	—	(14,345)	—	—	—

Change in HC Strategic Shares	(1,791)	(2,767)	(13,863)	(3,516)	(3,207)	5,887

Total change in shares	(1,791)	(2,767)	(13,863)	(3,516)	(3,207)	5,887

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8 in Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Operations:
Net investment income	$1,627	$4,498	$95	$228	$3,857	$8,767
Net realized gains/(losses) from investments	139	423	—	(1)	1,568	3,969
Change in unrealized appreciation/(depreciation) from investments	(4,627)	2,826	(274)	54	(15,520)	3,808

Change in net assets resulting from operations	(2,861)	7,747	(179)	281	(10,095)	16,544

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(2,563)	(6,013)	(102)	(230)	(4,071)	(8,813)
HC Advisors Shares	—	—	—	—	(15)	(37)
Net realized gains/(losses) from investments:
HC Strategic Shares	—	—	—	(3)	—	—

Change in net assets resulting from distributions	(2,563)	(6,013)	(102)	(233)	(4,086)	(8,850)

HC Strategic Shares
Proceeds from shares issued	$7,690	$13,980	$211	$415	$6,704	$25,277
Proceeds from reinvestment of dividends	2,042	4,892	102	233	3,826	8,357
Cost of shares redeemed	(18,533)	(63,665)	(679)	(2,964)	(22,793)	(55,417)
Cost of shares redeemed in redemption in-kind(a)	(13,314)	—	—	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	(22,115)	(44,793)	(366)	(2,316)	(12,263)	(21,783)

HC Advisors Shares
Proceeds from shares issued	—	—	—	—	84	7
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	—	—	—	—	(15)	(624)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	69	(617)

Change in net assets from shares of beneficial interest	$(22,115)	$(44,793)	$(366)	$(2,316)	$(12,194)	$(22,400)

Change in net assets	(27,539)	(43,059)	(647)	(2,268)	(26,375)	(14,706)
Net Assets:
Beginning of period	208,969	252,028	18,665	20,933	407,702	422,408

End of period	$181,430	$208,969	$18,018	$18,665	$381,327	$407,702

Accumulated net investment income/(distributions in excess of net investment income)	$(832)	$104	$(16)	$(9)	$(78)	$151
Share Transactions:
HC Strategic Shares
Issued	788	1,419	21	42	660	2,485
Reinvested	210	498	10	23	379	823
Redeemed	(1,877)	(6,471)	(68)	(298)	(2,255)	(5,439)
Redeemed in redemption in-kind(a)	(1,346)	—	—	—	—	—

Change in HC Strategic Shares	(2,225)	(4,554)	(37)	(233)	(1,216)	(2,131)

HC Advisors Shares
Issued	—	—	—	—	8	—
Redeemed	—	—	—	—	(1)	(61)

Change in HC Advisors Shares	—	—	—	—	7	(61)

Total change in shares	(2,225)	(4,554)	(37)	(233)	(1,209)	(2,192)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8 in Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Operations:
Net investment income	$779	$1,582
Net realized gains/(losses) from investments	—	126
Change in unrealized appreciation/(depreciation) from investments	(2,730)	1,922

Change in net assets resulting from operations	(1,951)	3,630

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(801)	(1,570)
HC Advisors Shares	(4)	(10)
Net realized gains/(losses) from investments:
HC Strategic Shares	(97)	(33)
HC Advisors Shares	(1)	—

Change in net assets resulting from distributions	(903)	(1,613)

HC Strategic Shares
Proceeds from shares issued	$1,771	$4,889
Proceeds from reinvestment of dividends	836	1,506
Cost of shares redeemed	(4,537)	(10,354)

Change in net assets from HC Strategic Shares of beneficial interest	(1,930)	(3,959)

HC Advisors Shares
Proceeds from shares issued	25	2
Cost of shares redeemed	(4)	(182)

Change in net assets from HC Advisors Shares of beneficial interest	21	(180)

Change in net assets from shares of beneficial interest	$(1,909)	$(4,139)

Change in net assets	(4,763)	(2,122)
Net Assets:
Beginning of period	75,555	77,677

End of period	$70,792	$75,555

Accumulated net investment income/(distributions in excess of net investment income)	$(19)	$7
Share Transactions:
HC Strategic Shares
Issued	169	467
Reinvested	81	144
Redeemed	(435)	(987)

Change in HC Strategic Shares	(185)	(376)

HC Advisors Shares
Issued	2	—
Redeemed	—	(17)

Change in HC Advisors Shares	2	(17)

Total change in shares	(183)	(393)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Value Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$17.70	$0.20		$1.92	$2.12	$(0.21)	$(0.69)	$(0.90)
Year Ended June 30, 2016	18.46	0.41		(0.02)	0.39	(0.41)	(0.74)	(1.15)
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)
Year Ended June 30, 2014	14.94	0.42		2.94	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.38		2.69	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.50	0.30		(0.28)	0.02	(0.30)	—	(0.30)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$17.69	$0.20		$1.93	$2.13	$(0.21)	$(0.69)	$(0.90)
Year Ended June 30, 2016	18.46	0.44		(0.06)	0.38	(0.41)	(0.74)	(1.15)
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)
Year Ended June 30, 2014	14.94	0.43		2.93	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.35		2.72	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.49	0.31		(0.28)	0.03	(0.30)	—	(0.30)
The Institutional Value Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$11.99	$0.13		$1.31	$1.44	$(0.13)	$(0.71)	$(0.84)
Year Ended June 30, 2016	13.49	0.27		(0.05)	0.22	(0.27)	(1.45)	(1.72)
Year Ended June 30, 2015	14.79	0.27		0.44	0.71	(0.28)	(1.73)	(2.01)
Year Ended June 30, 2014	14.60	0.36	(d)	2.66 (d)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.96	0.13		(0.06)	0.07	(0.30)	(0.18)	(0.48)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$12.00	$0.13		$1.30	$1.43	$(0.13)	$(0.71)	$(0.84)
Year Ended June 30, 2016	13.50	0.28		(0.06)	0.22	(0.27)	(1.45)	(1.72)
Year Ended June 30, 2015	14.79	0.27		0.45	0.72	(0.28)	(1.73)	(2.01)
Year Ended June 30, 2014	14.60	0.36	(d)	2.66 (d)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.37		2.70	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.97	0.14		(0.08)	0.06	(0.30)	(0.18)	(0.48)
The Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$18.78	$0.09		$0.72	$0.81	$(0.10)	$(1.15)	$(1.25)
Year Ended June 30, 2016	22.37	0.20		1.03	1.23	(0.20)	(4.62)	(4.82)
Year Ended June 30, 2015	20.51	0.19		2.10	2.29	(0.19)	(0.24)	(0.43)
Year Ended June 30, 2014	16.95	0.21		3.56	3.77	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.88	0.24		2.07	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.87	0.15		1.01	1.16	(0.15)	—	(0.15)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$18.76	$0.09		$0.71	$0.80	$(0.10)	$(1.15)	$(1.25)
Year Ended June 30, 2016	22.35	0.22		1.01	1.23	(0.20)	(4.62)	(4.82)
Year Ended June 30, 2015	20.48	0.19		2.11	2.30	(0.19)	(0.24)	(0.43)
Year Ended June 30, 2014	16.93	0.21		3.55	3.76	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.86	0.22		2.09	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.85	0.15		1.01	1.16	(0.15)	—	(0.15)
The Institutional Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$14.80	$0.08		$0.56	$0.64	$(0.08)	$(1.19)	$(1.27)
Year Ended June 30, 2016	17.14	0.16		0.85	1.01	(0.16)	(3.19)	(3.35)
Year Ended June 30, 2015	16.59	0.16		1.63	1.79	(0.15)	(1.09)	(1.24)
Year Ended June 30, 2014	15.00	0.18		3.01	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.97	1.13	(0.15)	(0.06)	(0.21)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$14.80	$0.08		$0.56	$0.64	$(0.08)	$(1.19)	$(1.27)
Year Ended June 30, 2016	17.15	0.17		0.83	1.00	(0.16)	(3.19)	(3.35)
Year Ended June 30, 2015	16.59	0.16		1.64	1.80	(0.15)	(1.09)	(1.24)
Year Ended June 30, 2014	15.00	0.19		3.00	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.01	0.23		2.08	2.31	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.96	1.12	(0.15)	(0.06)	(0.21)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$18.92	11.98%	$623,874	0.28%	0.27%	0.27%	2.16%	30.74%
17.70	2.49%	583,078	0.27%	0.26%	0.26%	2.35%	66.86%
18.46	5.27%	622,022	0.29%	0.28%	0.28%	1.95%	123.19%
17.88	22.69%	628,645	0.32%	0.31%	0.31%	2.44%	53.96%
14.94	25.46%	679,946	0.29%	0.27%	0.27%	2.73%	54.28%
12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%

$18.92	12.05%	$808	0.53%	0.27%	0.27%	2.17%	30.74%
17.69	2.43%	786	0.52%	0.26%	0.26%	2.38%	66.86%
18.46	5.27%	1,163	0.54%	0.28%	0.28%	1.94%	123.19%
17.88	22.69%	1,217	0.57%	0.31%	0.31%	2.43%	53.96%
14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%
12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%

$12.59	11.97%	$727,578	0.28%	0.27%	0.27%	1.96%	35.76%
11.99	2.44%	912,029	0.26%	0.25%	0.25%	2.24%	67.08%
13.49	5.05%	915,067	0.28%	0.27%	0.27%	1.95%	119.98%
14.79	22.82%	1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%
12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%

$12.59	11.88%	$1,482	0.53%	0.27%	0.27%	2.05%	35.76%
12.00	2.44%	1,435	0.51%	0.25%	0.25%	2.25%	67.08%
13.50	5.12%	1,613	0.53%	0.27%	0.27%	1.96%	119.98%
14.79	22.82%	1,434	0.57%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%
12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%

$18.34	4.21%	$741,233	0.30%	0.30%	0.30%	0.93%	10.24%
18.78	5.88%	763,770	0.29%	0.29%	0.29%	0.99%	38.90%
22.37	11.27%	872,004	0.30%	0.30%	0.30%	0.88%	57.33%
20.51	22.33%	839,813	0.28%	0.28%	0.28%	1.09%	30.28%
16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.77%
14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%

$18.31	4.16%	$1,004	0.55%	0.30%	0.30%	0.94%	10.24%
18.76	5.89%	1,085	0.54%	0.29%	0.29%	1.00%	38.90%
22.35	11.34%	1,623	0.55%	0.30%	0.30%	0.88%	57.33%
20.48	22.29%	1,690	0.53%	0.28%	0.28%	1.09%	30.28%
16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%
14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%

$14.17	4.21%	$907,034	0.28%	0.28%	0.28%	0.99%	10.30%
14.80	6.36%	1,282,473	0.27%	0.27%	0.27%	1.05%	37.43%
17.14	11.14%	1,317,132	0.29%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%

$14.17	4.21%	$1,804	0.53%	0.28%	0.28%	1.03%	10.30%
14.80	6.30%	1,931	0.52%	0.27%	0.27%	1.05%	37.43%
17.15	11.20%	2,187	0.54%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,935	0.51%	0.26%	0.26%	1.16%	48.43%
15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%
15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$21.04	$0.02	$2.75	$2.77	$—	$—	$—
Year Ended June 30, 2016	22.68	0.02	(1.65)	(1.63)	(0.01)	—	—	(d)
Year Ended June 30, 2015	21.22	(0.01)	1.48	1.47	(0.01)	—	—
Year Ended June 30, 2014	17.12	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.68	0.15	3.43	3.58	(0.14)	—	—
Year Ended June 30, 2012	14.04	0.07	(0.36)	(0.29)	(0.07)	—	—
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$21.02	$0.02	$2.74	$2.76	$—	$—	$—
Year Ended June 30, 2016	22.66	0.01	(1.64)	(1.63)	(0.01)	—	—	(d)
Year Ended June 30, 2015	21.20	(0.01)	1.48	1.47	(0.01)	—	—
Year Ended June 30, 2014	17.10	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.66	0.14	3.44	3.58	(0.14)	—	—
Year Ended June 30, 2012	14.03	0.07	(0.37)	(0.30)	(0.07)	—	—
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$14.57	$0.01	$1.81	$1.82	$—	$(0.29)	$—
Year Ended June 30, 2016	16.61	0.03	(1.15)	(1.12)	— (d)	(0.90)	(0.02)
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$14.57	$0.02	$1.80	$1.82	$—	$(0.29)	$—
Year Ended June 30, 2016	16.61	0.03	(1.15)	(1.12)	— (d)	(0.90)	(0.02)
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—
The Real Estate Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$3.39	$0.01	$(0.17)	$(0.16)	$(0.04)	$(0.31)	$—
Year Ended June 30, 2016	3.24	0.05	0.52	0.57	(0.04)	(0.38)	—
Year Ended June 30, 2015	3.20	0.04	0.21	0.25	(0.05)	(0.16)	—
Year Ended June 30, 2014(e)	2.76	0.05	0.41	0.46	(0.02)	— (d)	—
Year Ended June 30, 2013(f)	11.16	0.09	0.94	1.03	(0.11)	(6.65)	—	(d)
Year Ended June 30, 2012	17.60	0.13	0.63	0.76	(0.20)	(7.00)	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amount rounds to less than $0.005 per share.
(e)	For the period September 12, 2013 (commencement of operations) through June 30, 2014.
(f)

Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no assets and no shareholders and was closed to new investors.

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$—	$23.81	13.18%	$107,475	0.80%	0.79%	0.79%	0.18%	23.13%
(0.01)	21.04	(7.17)%	98,325	0.79%	0.76%	0.76%	0.09%	48.89%
(0.01)	22.68	6.91%	114,754	0.83%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.22	24.38%	113,698	0.61%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.12	26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%
(0.07)	13.68	(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%

$—	$23.78	13.14%	$137	1.05%	0.79%	0.79%	0.18%	23.13%
(0.01)	21.02	(7.18)%	131	1.04%	0.76%	0.76%	0.08%	48.89%
(0.01)	22.66	6.92%	195	1.08%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.20	24.41%	207	0.86%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.10	26.38%	191	0.75%	0.56%	0.56%	1.02%	34.45%
(0.07)	13.66	(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%

$(0.29)	$16.10	12.47%	$135,837	0.73%	0.73%	0.73%	0.16%	22.70%
(0.92)	14.57	(6.69)%	192,253	0.72%	0.69%	0.69%	0.17%	52.38%
(1.73)	16.61	7.43%	200,423	0.81%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19	20.85%	182,460	0.70%	0.70%	0.70%	0.21%	67.75%
(0.10)	17.09	27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%
(0.04)	13.52	(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%

$(0.29)	$16.10	12.47%	$244	0.98%	0.73%	0.73%	0.20%	22.70%
(0.92)	14.57	(6.69)%	235	0.97%	0.69%	0.69%	0.16%	52.38%
(1.73)	16.61	7.43%	265	1.06%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19	20.85%	239	0.95%	0.70%	0.70%	0.22%	67.75%
(0.10)	17.09	27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%
(0.04)	13.52	(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%

$(0.35)	$2.88	(4.53)%	$109,785	0.76%	0.76%	0.76%	1.87%	38.48%
(0.42)	3.39	18.81%	151,512	0.77%	0.77%	0.77%	1.44%	51.03%
(0.21)	3.24	7.44%	132,758	0.79%	0.79%	0.79%	1.22%	60.49%
(0.02)	3.20	17.00%	171,583	0.79%	0.78%	0.78%	1.94%	52.49%
(6.76)	5.43	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%
(7.20)	11.16	12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Commodity Returns Strategy Portfolio(d)
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$7.87	$0.08	$0.80	$0.88	$(0.09)	$—	$(0.09)
Year Ended June 30, 2016	8.80	0.14	(0.94)	(0.80)	(0.13)	—	(0.13)
Year Ended June 30, 2015	11.64	0.13	(2.79)	(2.66)	(0.14)	(0.04)	(0.18)
Year Ended June 30, 2014	9.82	0.09	1.83	1.92	(0.10)	—	(0.10)
Year Ended June 30, 2013	10.01	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)
Year Ended June 30, 2012	12.62	0.07	(2.46)	(2.39)	(0.06)	(0.16)	(0.22)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$7.86	$0.08	$0.81	$0.89	$(0.09)	$—	$(0.09)
Year Ended June 30, 2016	8.80	0.14	(0.95)	(0.81)	(0.13)	—	(0.13)
Year Ended June 30, 2015	11.63	0.13	(2.78)	(2.65)	(0.14)	(0.04)	(0.18)
Year Ended June 30, 2014	9.81	0.08	1.84	1.92	(0.10)	—	(0.10)
Year Ended June 30, 2013	10.01	0.12	(0.21)	(0.09)	(0.11)	—	(0.11)
Year Ended June 30, 2012	12.62	0.08	(2.47)	(2.39)	(0.06)	(0.16)	(0.22)
The ESG Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$9.34	$0.10	$0.43	$0.53	$(0.12)	$—	$(0.12)
Period Ended June 30, 2016(e)	10.00	0.24	(0.65)	(0.41)	(0.23)	(0.02)	(0.25)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$9.34	$0.10	$0.43	$0.53	$(0.12)	$—	$(0.12)
Period Ended June 30, 2016(e)	10.00	0.24	(0.65)	(0.41)	(0.23)	(0.02)	(0.25)
The Catholic SRI Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$10.75	$0.12	$0.67	$0.79	$(0.16)	$(0.28)	$(0.44)
Period Ended June 30, 2016(f)	10.00	0.19	0.74	0.93	(0.18)	—	(0.18)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$10.76	$0.12	$0.66	$0.78	$(0.16)	$(0.28)	$(0.44)
Period Ended June 30, 2016(f)	10.00	0.19	0.75	0.94	(0.18)	—	(0.18)
The International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$9.00	$0.09	$0.41	$0.50	$(0.02)	$—	$(0.02)
Year Ended June 30, 2016	11.18	0.28	(1.40)	(1.12)	(0.27)	(0.79)	(1.06)
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	(1.72)
Year Ended June 30, 2014	11.35	0.43	2.25	2.68	(0.43)	(0.04)	(0.47)
Year Ended June 30, 2013	9.74	0.32	1.61	1.93	(0.32)	—	(0.32)
Year Ended June 30, 2012	10.98	0.24	(1.25)	(1.01)	(0.23)	—	(0.23)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$9.00	$0.08	$0.42	$0.50	$(0.02)	$—	$(0.02)
Year Ended June 30, 2016	11.18	0.28	(1.40)	(1.12)	(0.27)	(0.79)	(1.06)
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	(1.72)
Year Ended June 30, 2014	11.36	0.43	2.24	2.67	(0.43)	(0.04)	(0.47)
Year Ended June 30, 2013	9.75	0.31	1.62	1.93	(0.32)	—	(0.32)
Year Ended June 30, 2012	10.99	0.24	(1.25)	(1.01)	(0.23)	—	(0.23)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Statement has been consolidated. Please see Note 2O in the Notes to Financial Statements for basis of consolidation.
(e)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(f)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$8.66	11.20%	$798,306	0.42%	0.42%	0.42%	1.83%	38.70%
7.87	(9.01)%	1,111,071	0.44%	0.44%	0.44%	1.89%	130.01%
8.80	(22.91)%	1,193,003	0.63%	0.63%	0.63%	1.40%	63.29%
11.64	19.64%	1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
9.82	(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%
10.01	(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%

$8.66	11.34%	$1,398	0.67%	0.42%	0.42%	1.85%	38.70%
7.86	(9.12)%	1,351	0.69%	0.44%	0.44%	1.86%	130.01%
8.80	(22.84)%	1,635	0.88%	0.63%	0.63%	1.37%	63.29%
11.63	19.66%	1,621	0.91%	0.66%	0.66%	0.81%	61.70%
9.81	(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%
10.01	(18.95)%	902	0.73%	0.73%	0.73%	0.84%	83.66%

$9.75	5.72%	$128,633	0.36%	0.33%	0.33%	2.05%	16.21%
9.34	(4.16)%	121,325	0.42%	0.42%	0.42%	2.76%	35.90%

$9.75	5.72%	$1	0.61%	0.33%	0.33%	2.05%	16.21%
9.34	(4.16)%	1	0.67%	0.42%	0.42%	2.76%	35.90%

$11.10	7.31%	$22,048	0.51%	0.31%	0.31%	2.10%	16.23%
10.75	8.81%	20,324	0.84%	0.31%	0.31%	3.88%	25.63%

$11.10	7.20%	$1	0.76%	0.31%	0.31%	2.10%	16.23%
10.76	8.91%	1	1.09%	0.31%	0.31%	3.88%	25.63%

$9.48	5.55%	$1,112,843	0.40%	0.40%	0.40%	1.74%	41.34%
9.00	(10.15)%	1,165,041	0.38%	0.37%	0.37%	2.75%	42.41%
11.18	(4.50)%	1,522,384	0.38%	0.38%	0.38%	2.61%	48.85%
13.56	23.72%	1,613,553	0.42%	0.42%	0.42%	3.26%	55.23%
11.35	19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%
9.74	(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%

$9.48	5.55%	$2,048	0.65%	0.40%	0.40%	1.73%	41.34%
9.00	(10.16)%	1,986	0.63%	0.37%	0.37%	2.64%	42.41%
11.18	(4.50)%	3,032	0.63%	0.38%	0.38%	2.59%	48.85%
13.56	23.61%	3,136	0.67%	0.42%	0.42%	3.24%	55.23%
11.36	19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%
9.75	(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$8.87	$0.09	$0.44	$0.53	$(0.04)	$—	$(0.04)
Year Ended June 30, 2016	10.58	0.28	(1.28)	(1.00)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2015	12.58	0.29	(0.89)	(0.60)	(0.32)	(1.08)	(1.40)
Year Ended June 30, 2014	10.87	0.40	2.17	2.57	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	(0.37)
Year Ended June 30, 2012	10.97	0.22	(1.29)	(1.07)	(0.21)	(0.31)	(0.52)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$8.86	$0.09	$0.44	$0.53	$(0.04)	$—	$(0.04)
Year Ended June 30, 2016	10.57	0.28	(1.28)	(1.00)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2015	12.57	0.30	(0.90)	(0.60)	(0.32)	(1.08)	(1.40)
Year Ended June 30, 2014	10.87	0.41	2.15	2.56	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.37	0.31	1.56	1.87	(0.30)	(0.07)	(0.37)
Year Ended June 30, 2012	10.96	0.23	(1.30)	(1.07)	(0.21)	(0.31)	(0.52)
The Emerging Markets Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$15.15	$0.19	$0.63	$0.82	$(0.42)	$—	$(0.42)
Year Ended June 30, 2016	17.58	0.37	(2.44)	(2.07)	(0.36)	—	(0.36)
Year Ended June 30, 2015	20.01	0.40	(2.11)	(1.71)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2014	17.51	0.35	2.51	2.86	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	(0.26)
Year Ended June 30, 2012	22.42	0.18	(4.20)	(4.02)	(0.17)	(0.44)	(0.61)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$15.15	$0.18	$0.64	$0.82	$(0.42)	$—	$(0.42)
Year Ended June 30, 2016	17.57	0.39	(2.45)	(2.06)	(0.36)	—	(0.36)
Year Ended June 30, 2015	20.00	0.42	(2.13)	(1.71)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2014	17.51	0.35	2.50	2.85	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.36	(0.38)	(0.02)	(0.26)	—	(0.26)
Year Ended June 30, 2012	22.42	0.19	(4.21)	(4.02)	(0.17)	(0.44)	(0.61)
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$10.01	$0.09	$(0.31)	$(0.22)	$(0.11)	$—	$(0.11)
Year Ended June 30, 2016	9.78	0.21	0.35	0.56	(0.24)	(0.09)	(0.33)
Year Ended June 30, 2015	9.89	0.19	(0.07)	0.12	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2014	9.73	0.22	0.24	0.46	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	(0.45)
Year Ended June 30, 2012	10.14	0.24	0.53	0.77	(0.25)	(0.39)	(0.64)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$10.01	$0.09	$(0.32)	$(0.23)	$(0.11)	$—	$(0.11)
Year Ended June 30, 2016	9.77	0.21	0.36	0.57	(0.24)	(0.09)	(0.33)
Year Ended June 30, 2015	9.88	0.19	(0.07)	0.12	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2014	9.73	0.21	0.24	0.45	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.26	0.21	(0.29)	(0.08)	(0.26)	(0.19)	(0.45)
Year Ended June 30, 2012	10.13	0.24	0.53	0.77	(0.25)	(0.39)	(0.64)
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$6.62	$0.21	$0.14	$0.35	$(0.22)	$—	$(0.22)
Year Ended June 30, 2016	7.08	0.37	(0.43)	(0.06)	(0.38)	(0.02)	(0.40)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	(0.56)
Year Ended June 30, 2014	7.41	0.43	0.37	0.80	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	(0.47)
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	(0.53)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$6.62	$0.19	$0.15	$0.34	$(0.22)	$—	$(0.22)
Year Ended June 30, 2016	7.08	0.38	(0.44)	(0.06)	(0.38)	(0.02)	(0.40)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	(0.56)
Year Ended June 30, 2014	7.40	0.41	0.40	0.81	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.18	0.65	(0.47)	—	(0.47)
Year Ended June 30, 2012	7.39	0.53	(0.17)	0.36	(0.53)	—	(0.53)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$9.36	6.03%	$2,187,317	0.40%	0.40%	0.40%	1.84%	32.64%
8.87	(9.54)%	2,586,742	0.36%	0.36%	0.36%	3.00%	43.96%
10.58	(4.38)%	2,869,985	0.36%	0.36%	0.36%	2.69%	52.55%
12.58	24.16%	3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%
9.38	(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%

$9.35	6.04%	$3,742	0.65%	0.40%	0.40%	1.89%	32.64%
8.86	(9.56)%	3,554	0.61%	0.36%	0.36%	2.98%	43.96%
10.57	(4.38)%	4,108	0.61%	0.36%	0.36%	2.81%	52.55%
12.57	24.07%	3,598	0.65%	0.40%	0.40%	3.27%	64.38%
10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.98%
9.37	(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%

$15.55	5.44%	$1,588,058	0.57%	0.57%	0.57%	2.14%	15.77%
15.15	(11.66)%	1,833,571	0.57%	0.57%	0.57%	2.82%	40.02%
17.58	(8.48)%	1,893,047	0.59%	0.59%	0.59%	2.32%	85.72%
20.01	16.48%	1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
17.79	(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%

$15.55	5.44%	$2,264	0.82%	0.57%	0.57%	2.11%	15.77%
15.15	(11.61)%	2,349	0.82%	0.57%	0.57%	2.69%	40.02%
17.57	(8.49)%	3,017	0.84%	0.59%	0.59%	2.34%	85.72%
20.00	16.42%	2,861	0.98%	0.73%	0.73%	2.25%	75.84%
17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%
17.79	(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%

$9.68	(2.23)%	$85,509	0.31%	0.31%	0.31%	1.88%	16.70%	(d)
10.01	5.87%	86,767	0.27%	0.27%	0.27%	2.11%	58.47%	(d)
9.78	1.16%	96,952	0.27%	0.27%	0.27%	1.90%	89.60%	(d)
9.89	4.78%	99,718	0.25%	0.25%	0.25%	2.22%	75.17%	(d)
9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26%	(d)
10.27	7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20%	(d)

$9.67	(2.33)%	$2,574	0.56%	0.31%	0.31%	1.88%	16.70%	(d)
10.01	5.98%	2,625	0.52%	0.27%	0.27%	2.11%	58.47%	(d)
9.77	1.16%	2,796	0.52%	0.27%	0.27%	1.90%	89.60%	(d)
9.88	4.68%	2,730	0.50%	0.25%	0.25%	2.22%	75.17%	(d)
9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26%	(d)
10.26	7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20%	(d)

$6.75	5.26%	$628,948	0.42%	0.42%	0.42%	5.58%	21.76%
6.62	(0.61)%	784,435	0.39%	0.39%	0.39%	5.57%	66.76%	(d)
7.08	0.06%	810,466	0.32%	0.32%	0.32%	5.27%	55.80%
7.65	11.23%	804,070	0.30%	0.30%	0.30%	5.52%	82.94%
7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%
7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%

$6.74	5.10%	$1,015	0.67%	0.42%	0.42%	5.59%	21.76%
6.62	(0.60)%	1,012	0.64%	0.39%	0.39%	5.58%	66.76%	(d)
7.08	0.07%	1,094	0.57%	0.32%	0.32%	5.27%	55.80%
7.65	11.39%	1,050	0.55%	0.30%	0.30%	5.52%	82.94%
7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%
7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$10.30	$0.07	$(0.44)	$(0.37)	$(0.08)	$(0.10)	$—
Year Ended June 30, 2016	10.02	0.14	0.38	0.52	(0.14)	(0.10)	—
Year Ended June 30, 2015	9.94	0.12	0.08	0.20	(0.12)	—	—
Year Ended June 30, 2014	9.91	0.12	0.07	0.19	(0.13)	(0.03)	—
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	—
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	—
The Inflation Protected Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$10.40	$0.15	$(0.30)	$(0.15)	$(0.22)	$—	$—
Year Ended June 30, 2016	10.02	0.11	0.29	0.40	(0.02)	—	—
Year Ended June 30, 2015	10.25	(0.03)	(0.14)	(0.17)	(0.03)	(0.01)	(0.02)
Period Ended June 30, 2014(d)	10.00	0.11	0.24	0.35	(0.10)	—	—
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$10.39	$0.11	$(0.26)	$(0.15)	$(0.22)	$—	$—
Year Ended June 30, 2016	10.01	0.11	0.29	0.40	(0.02)	—	—
Year Ended June 30, 2015	10.26	(0.04)	(0.15)	(0.19)	(0.05)	(0.01)	—
Period Ended June 30, 2014(d)	10.00	0.12	0.24	0.36	(0.10)	—	—
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$10.16	$0.13	$(0.29)	$(0.16)	$(0.14)	$(0.02)	$—
Year Ended June 30, 2016	9.88	0.27	0.48	0.75	(0.27)	(0.20)	—
Year Ended June 30, 2015	10.24	0.27	(0.27)	—	(0.27)	(0.09)	—
Year Ended June 30, 2014	9.97	0.31	0.44	0.75	(0.32)	(0.16)	—
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (e)	(0.34)	(0.28)	—
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	—
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$9.88	$0.09	$(0.24)	$(0.15)	$(0.14)	$—	$—
Year Ended June 30, 2016	9.81	0.21	0.14	0.35	(0.28)	—	—
Year Ended June 30, 2015	9.87	0.19	—	0.19	(0.25)	—	—
Year Ended June 30, 2014	9.78	0.21	0.18	0.39	(0.30)	—	—
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	—
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(e)	Amount rounds to less than $0.005 per share.
(f)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.18)	$9.75	(3.67)%	$211,446	0.18%	0.18%	0.18%	1.34%	30.45%
(0.24)	10.30	5.26%	241,795	0.17%	0.17%	0.17%	1.38%	50.10%
(0.12)	10.02	2.03%	262,998	0.17%	0.17%	0.17%	1.21%	99.54%
(0.16)	9.94	1.91%	246,914	0.18%	0.18%	0.18%	1.29%	62.52%
(0.39)	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%
(0.34)	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%

$(0.22)	$10.03	(1.50)%	$336,302	0.15%	0.15%	0.15%	2.24%	11.66%
(0.02)	10.40	3.99%	493,152	0.15%	0.15%	0.15%	1.11%	20.88%
(0.06)	10.02	(1.72)%	510,176	0.18%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.25	3.50%	526,458	0.15%	0.15%	0.15%	4.55%	18.56%

$(0.22)	$10.02	(1.50)%	$1	0.40%	0.15%	0.15%	2.24%	11.66%
(0.02)	10.39	4.00%	1	0.40%	0.15%	0.15%	1.09%	20.88%
(0.06)	10.01	(1.91)%	1	0.43%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.26	3.60%	1	0.40%	0.15%	0.15%	4.58%	18.56%

$(0.16)	$9.84	(1.57)%	$248,712	0.19%	0.19%	0.19%	2.50%	15.32%
(0.47)	10.16	7.92%	289,331	0.19%	0.19%	0.19%	2.84%	64.20%
(0.36)	9.88	(0.01)%	223,329	0.28%	0.28%	0.28%	2.60%	158.19%
(0.48)	10.24	7.76%	257,604	0.33%	0.33%	0.33%	3.16%	130.81%
(0.62)	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%
(0.44)	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%

$(0.14)	$9.59	(1.58)%	$181,430	0.21%	0.21%	0.21%	1.71%	8.20%	(f)
(0.28)	9.88	3.67%	208,969	0.19%	0.19%	0.19%	2.12%	15.24%	(f)
(0.25)	9.81	1.97%	252,028	0.17%	0.17%	0.17%	1.91%	29.92%	(f)
(0.30)	9.87	4.04%	250,632	0.17%	0.17%	0.17%	2.12%	26.46%	(f)
(0.34)	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20%	(f)
(0.40)	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67%	(f)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$9.96	$0.05	$(0.15)	$(0.10)	$(0.05)	$—	$(0.05)
Year Ended June 30, 2016	9.94	0.12	0.02	0.14	(0.12)	— (d)	(0.12)
Year Ended June 30, 2015	10.04	0.12	(0.10)	0.02	(0.12)	—	(0.12)
Year Ended June 30, 2014	10.05	0.12	0.01	0.13	(0.12)	(0.02)	(0.14)
Year Ended June 30, 2013	10.26	0.13	(0.11)	0.02	(0.13)	(0.10)	(0.23)
Year Ended June 30, 2012	10.24	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$10.25	$0.10	$(0.36)	$(0.26)	$(0.10)	$—	$(0.10)
Year Ended June 30, 2016	10.06	0.21	0.19	0.40	(0.21)	—	(0.21)
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—	(0.21)
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	(0.25)
Year Ended June 30, 2013	10.10	0.28	(0.14)	0.14	(0.28)	—	(0.28)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$10.25	$0.10	$(0.37)	$(0.27)	$(0.10)	$—	$(0.10)
Year Ended June 30, 2016	10.06	0.21	0.19	0.40	(0.21)	—	(0.21)
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—	(0.21)
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	(0.25)
Year Ended June 30, 2013	10.10	0.26	(0.12)	0.14	(0.28)	—	(0.28)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months ended December 31, 2016 (Unaudited)	$10.58	$0.11	$(0.39)	$(0.28)	$(0.11)	$(0.02)	$(0.13)
Year Ended June 30, 2016	10.31	0.21	0.27	0.48	(0.21)	— (d)	(0.21)
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)	(0.23)
Year Ended June 30, 2014	10.28	0.22	0.16	0.38	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2013	10.56	0.22	(0.25)	(0.03)	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
HC Advisors Shares
Six Months ended December 31, 2016 (Unaudited)	$10.59	$0.11	$(0.39)	$(0.28)	$(0.11)	$(0.02)	$(0.13)
Year Ended June 30, 2016	10.31	0.21	0.28	0.49	(0.21)	— (d)	(0.21)
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)	(0.23)
Year Ended June 30, 2014	10.29	0.22	0.15	0.37	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$9.81	(0.96)%	$18,018	0.35%	0.35%	0.35%	1.03%	12.10%
9.96	1.37%	18,665	0.31%	0.31%	0.31%	1.13%	38.47%
9.94	0.19%	20,933	0.31%	0.31%	0.31%	1.18%	26.24%
10.04	1.26%	21,703	0.29%	0.29%	0.29%	1.16%	25.15%
10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%
10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%

$9.89	(2.51)%	$379,911	0.28%	0.28%	0.28%	1.93%	11.11%
10.25	4.05%	406,302	0.26%	0.26%	0.26%	2.08%	30.35%
10.06	1.54%	420,423	0.24%	0.24%	0.24%	2.03%	25.67%
10.11	4.10%	423,257	0.29%	0.29%	0.29%	2.49%	34.05%
9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%
10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%

$9.88	(2.61)%	$1,416	0.53%	0.28%	0.28%	1.92%	11.11%
10.25	4.05%	1,400	0.51%	0.26%	0.26%	2.08%	30.35%
10.06	1.54%	1,985	0.49%	0.24%	0.24%	2.03%	25.67%
10.11	4.10%	2,490	0.54%	0.29%	0.29%	2.48%	34.05%
9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%
10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%

$10.17	(2.67)%	$70,380	0.27%	0.27%	0.27%	2.10%	2.39%
10.58	4.77%	75,147	0.25%	0.25%	0.25%	2.03%	11.22%
10.31	1.31%	77,102	0.25%	0.25%	0.25%	1.85%	21.51%
10.41	3.76%	77,702	0.25%	0.25%	0.25%	2.12%	17.84%
10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%
10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%

$10.18	(2.67)%	$412	0.52%	0.27%	0.27%	2.10%	2.39%
10.59	4.87%	408	0.50%	0.25%	0.25%	2.02%	11.22%
10.31	1.31%	575	0.50%	0.25%	0.25%	1.85%	21.51%
10.41	3.66%	724	0.50%	0.25%	0.25%	2.11%	17.84%
10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%
10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2016 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2016, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2016, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, and Short-Term Municipal Portfolio had not yet commenced operations and the Advisors Shares were not currently active for Real Estate Portfolio. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are diversified Portfolios under the 1940 Act. The Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The ESG Growth Portfolio and the Catholic SRI Growth Portfolio, however, are currently operating with diversified investment portfolios.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including NASDAQ, are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2016 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$597,766	$—	$—	$597,766
Contingent Rights	—	12	—	12
U.S. Treasury Obligation	—	12	—	12
Time Deposit	—	252	—	252
Exchange-Traded Fund	1,673	—	—	1,673
Mutual Funds	26,046	—	—	26,046
Repurchase Agreement	—	287	—	287

Total Investments	$625,485	$563	$—	$626,048

Other Financial Instruments[1]
Futures	$(19)	$—	$—	$(19)

Institutional Value Portfolio
Common Stocks	$698,242	$—	$—	$698,242
Contingent Rights	—	20	—	20
U.S. Treasury Obligation	—	12	—	12
Time Deposit	—	4,150	—	4,150
Exchange-Traded Fund	1,853	—	—	1,853
Mutual Funds	23,086	—	—	23,086
Repurchase Agreement	—	359	—	359

Total Investments	$723,181	$4,541	$—	$727,722

Other Financial Instruments[1]
Futures	$13	$—	$—	$13

Growth Portfolio
Common Stocks	$720,333	$—	$—	$720,333
U.S. Treasury Obligation	—	20	—	20
Time Deposit	—	6,787	—	6,787
Mutual Funds	17,393	—	—	17,393
Repurchase Agreement	—	1,696	—	1,696

Total Investments	$737,726	$8,503	$—	$746,229

Other Financial Instruments[1]
Futures	$102	$—	$—	$102

Institutional Growth Portfolio
Common Stocks	$850,316	$—	$—	$850,316
U.S. Treasury Obligation	—	20	—	20
Time Deposit	—	6,899	—	6,899
Mutual Funds	47,434	—	—	47,434

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Institutional Growth Portfolio (continued)
Repurchase Agreement	$—	$1,364	$—	$1,364

Total Investments	$897,750	$8,283	$—	$906,033

Other Financial Instruments[1]
Futures	$(49)	$—	$—	$(49)

Small Cap-Mid Cap Portfolio
Common Stocks	$97,459	$—	$—	$97,459
Contingent Rights	—	—	—	—
Time Deposit	—	5,460	—	5,460
Mutual Funds	5,108	—	—	5,108
Repurchase Agreement	—	160	—	160

Total Investments	$102,567	$5,620	$—	$108,187

Other Financial Instruments[1]
Futures	$(25)	$—	$—	$(25)

Institutional Small Cap-Mid Cap Portfolio
Common Stocks	$120,700	$—	$—	$120,700
Contingent Rights	—	—	—	—
Time Deposit	—	6,498	—	6,498
Mutual Funds	9,503	—	—	9,503
Repurchase Agreement	—	282	—	282

Total Investments	$130,203	$6,780	$—	$136,983

Other Financial Instruments[1]
Futures	$(19)	$—	$—	$(19)

Real Estate Portfolio
Common Stocks	$100,569	—	—	100,569
Mutual Funds	8,933	—	—	8,933

Total Investments	$109,502	$—	$—	$109,502

Other Financial Instruments[1]
Futures	$1	$—	$—	$1

Commodity Portfolio
Common Stocks	$346,657	$302,167	$—	$648,824
Preferred Stocks	4,913	975	—	5,888
Right	—	150	—	150
Corporate Bonds	—	23,743	—	23,743
Asset Backed Securities	—	63	—	63
Collateralized Mortgage Obligations	—	975	—	975
Certificates of Deposit	—	1,102	—	1,102
Global Bonds	—	895	—	895
U.S. Government Agency Securities	—	8,128	—	8,128
U.S. Treasury Obligations	—	3,013	—	3,013
Yankee Dollars	—	4,361	—	4,361
Time Deposit	—	2,700	—	2,700
Exchange-Traded Fund	58	—	—	58
Mutual Funds	69,526	—	—	69,526
Purchased Options & Swaptions	89	26	—	115
Repurchase Agreements	—	30,201	—	30,201

Total Investments	$421,243	$378,499	$—	$799,742

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
Other Financial Instruments[1]
Futures	$(789)	$—	$—	$(789)
Forward Currency Contracts	—	39	—	39
Written Options & Swaptions	(77)	(10)	—	(87)
Total Return Swap Agreements	—	(41)	—	(41)
Interest Rate Swap Agreements	—	(27)	—	27
Commodity Forward Swap Agreements	—	6	—	6
Commodity Swap Agreements	—	167	—	167
Variance Swap Agreement	—	30	—	30

ESG Growth Portfolio
Common Stocks	$56,533	$71,608	$—	$128,141
Preferred Stock	—	42	—	42
Mutual Fund	69	—	—	69

Total Investments	$56,602	$71,650	$—	$128,252

Catholic SRI Growth Portfolio
Common Stocks	$9,648	$12,240	$—	$21,888
Preferred Stock	—	7	—	7
Mutual Fund	69	—	—	69

Total Investments	$9,717	$12,247	$—	$21,964

International Portfolio
Common Stocks	$46,941	$1,013,845	$—	$1,060,786
Preferred Stocks	—	17,571	—	17,571
Right	—	—	—	—
Time Deposit	—	11,502	—	11,502
Mutual Funds	18,137	—	—	18,137
Repurchase Agreement	—	961	—	961

Total Investments	$65,078	$1,043,879	$—	$1,108,957

Other Financial Instruments[1]
Futures	$168	$—	$—	$168

Institutional International Portfolio
Common Stocks	$53,719	$1,830,540	$—	$1,884,259
Preferred Stocks	—	18,987	—	18,987
Right	—	—	—	—
Time Deposit	—	13,221	—	13,221
Mutual Funds	191,477	61,739	—	253,216
Repurchase Agreement	—	1,994	—	1,994

Total Investments	$245,196	$1,926,481	$—	$2,171,677

Other Financial Instruments[1]
Futures	$(1,521)	$—	$—	$(1,521)

Emerging Markets Portfolio
Common Stocks	$241,087	$1,178,071	$—	$1,419,158
Preferred Stocks	22,134	17,186	—	39,320
Right	—	—	—	—
Time Deposit	—	5,253	—	5,253

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Emerging Markets Portfolio (continued)
Exchange-Traded Fund	$11,196	$—	$—	$11,196
Mutual Funds	103,264	—	—	103,264
Repurchase Agreement	—	4,122	—	4,122

Total Investments	$377,681	$1,204,632	$—	$1,582,313

Other Financial Instruments[1]
Futures	$(506)	$—	$—	$(506)

Core Fixed Income Portfolio
Asset Backed Securities	$—	$388	$—	$388
Collateralized Mortgage Obligations	—	1,401	—	1,401
U.S. Government Agency Mortgages	—	23,042	—	23,042
U.S. Government Agency Securities	—	1,429	—	1,429
Corporate Bonds	—	29,288	—	29,288
U.S. Treasury Obligations	—	21,809	—	21,809
Yankee Dollars	—	5,573	—	5,573
Mutual Fund	8,274	—	—	8,274

Total Investments	$8,274	$82,930	$—	$91,204

TBA Sale Commitments	$—	$(581)	$—	$(581)

Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	$—	$118,324	$—	$118,324
U.S. Government Agency Mortgages	—	5,440	—	5,440
Corporate Bonds	—	334,115	—	334,115
Yankee Dollars	—	82,866	—	82,866
Preferred Stock	139	—	—	139
Time Deposit	—	8,449	—	8,449
Exchange-Traded Fund	36,088	—	—	36,088
Mutual Funds	59,085	—	—	59,085
Repurchase Agreement	—	10,575	—	10,575

Total Investments	$95,312	$559,769	$—	$655,081

Other Financial Instruments[1]
Futures	$(221)	$—	$—	$(221)

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$11,449	$—	$11,449
Corporate Bond	—	266	—	266
U.S. Treasury Obligations	—	189,226	—	189,226
Yankee Dollar	—	136	—	136
Time Deposit	—	324	—	324
Mutual Fund	7,283	—	—	7,283

Total Investments	$7,283	$201,401	$—	$208,684

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$318,755	$—	$318,755
Mutual Fund	17,250	—	—	17,250

Total Investments	$17,250	$318,755	$—	$336,005

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$171,344	$—	$171,344
Yankee Dollars	—	32,279	—	32,279
Mutual Funds	43,049	—	—	43,049

Total Investments	$43,049	$203,623	$—	$246,672

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,289	$—	$2,289
Collateralized Mortgage Obligations	—	9,504	—	9,504
U.S. Government Agency Mortgages	—	160,549	—	160,549
Yankee Dollars	—	592	—	592
Mutual Fund	32,783	—	—	32,783

Total Investments	$32,783	$172,934	$—	$205,717

TBA Sale Commitments	$—	$(3,242)	$—	$(3,242)

Short-Term Municipal Portfolio
Municipal Bonds	$—	$17,657	$—	$17,657
Mutual Fund	125	—	—	125

Total Investments	$125	$17,657	$—	$17,782

Intermediate Municipal Portfolio
Municipal Bonds	$—	$356,540	$—	$356,540
Corporate Bond	—	—	—	—
Time Deposit	—	265	—	265
Mutual Fund	20,555	—	—	20,555

Total Investments	$20,555	$356,805	$—	$377,360

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$65,890	$—	$65,890
Mutual Fund	4,071	—	—	4,071

Total Investments	$4,071	$65,890	$—	$69,961

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers as of December 31, 2016.

C.    Securities Transactions and Investment Income.     For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At December 31, 2016, all restricted securities were deemed liquid.

E.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.    Dividends and Capital Gain Distributions to Shareholders.    The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The following table is a summary of each Portfolio’s open repurchase agreements that are subject to offset under an MRA on a net basis as of December 31, 2016:

Portfolio	Value of Repurchase Agreements (000)	Value of Collateral Received (000)	Net Amount (000)
Commodity Portfolio	$27,000	$27,000	$—

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

H.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.    Commission Recapture.     Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ending December 31, 2016, the following commissions were recaptured (amounts in thousands):

Portfolio	Commissions Recaptured
Value Portfolio	$26
Institutional Value Portfolio	30
Growth Portfolio	11
Institutional Growth Portfolio	8
Small Cap–Mid Cap Portfolio	7
Institutional Small Cap–Mid Cap Portfolio	1
Real Estate Portfolio	1
Commodity Portfolio	1
International Portfolio	6
Institutional International Portfolio	1
Emerging Markets Portfolio	3

J.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)	value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)	purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

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Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2016 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Investments, at value for written options	Unrealized appreciation on forward currency contracts	Swap agreements, at value*
Equity Risk Exposure:
Institutional Value Portfolio	$13	$—	$—	$—	$—
Growth Portfolio	102	—	—	—	—
Institutional Growth Portfolio	2	—	—	—	—
Real Estate Portfolio	1	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	—	—	—	64	—
International Portfolio	190	—	—	—	—
Institutional International Portfolio	397	—	—	—	—

Commodity Risk Exposure:
Commodity Portfolio	460	89	—	—	258

Interest Rate Risk Exposure:
Commodity Portfolio	—	26	—	—	66

	Liabilities
Portfolio	Net unrealized deprecation on futures contracts*	Purchased options, at fair value	Written options, at fair value	Unrealized depreciation on forward currency contracts	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$19	$—	$—	$—	$—
Institutional Growth Portfolio	51	—	—	—	—
Small Cap-Mid Cap Portfolio	25	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	19	—	—	—	—
Commodity Portfolio	130	—	—	—	72
International Portfolio	22	—	—	—	—
Institutional International Portfolio	1,918	—	—	—	—
Emerging Markets Portfolio	506	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	111	—	—	25	—

Commodity Risk Exposure:
Commodity Portfolio	1,007	—	77	—	24

Interest Rate Risk Exposure:
Commodity Portfolio	1	—	10	—	93
Fixed Income Opportunity Portfolio	221	—	—	—	—

*

Total fair value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts and centrally cleared swaps, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ending December 31, 2016 (amounts in thousands).

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from foreign currency transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$7,732	$—	$—	$—	$—
Institutional Value Portfolio	13,652	—	—	—	—
Growth Portfolio	12,699	—	—	—	—
Institutional Growth Portfolio	19,666	—	—	—	—
Small Cap–Mid Cap Portfolio	708	—	—	—	—
Institutional Small Cap–Mid Cap Portfolio	1,769	—	—	—	—
Real Estate Portfolio	31	—	—	—	—
Commodity Portfolio	7,507	—	—	—	—
International Portfolio	14,531	—	—	—	—
Institutional International Portfolio	11,925	—	—	—	—
Emerging Markets Portfolio	10,217	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	(1,329)	1	—	(276)	—
International Portfolio	1,436	—	—	—	—
Institutional International Portfolio	2,986	—	—	—	—
Fixed Income Opportunity Portfolio	142	—	—	—	—

Commodity Risk Exposure:
Commodity Portfolio	1,708	(20)	—	—	(200)

Interest Rate Risk Exposure:
Commodity Portfolio	—	(9)	—	—	(56)
Fixed Opportunity Portfolio	(2,515)	—	—	—	—

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on foreign currency translations	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$(717)	$—	$—	$—	$—
Institutional Value Portfolio	(1,244)	—	—	—	—
Growth Portfolio	(757)	—	—	—	—
Institutional Growth Portfolio	(1,420)	—	—	—	—
Small Cap–Mid Cap Portfolio	36	—	—	—	—
Institutional Small Cap–Mid Cap Portfolio	171	—	—	—	—
Real Estate Portfolio	(207)	—	—	—	—
Commodity Portfolio	(1,525)	—	13	—	—
International Portfolio	(3,648)	—	—	—	—
Institutional International Portfolio	(8,842)	—	—	—	—
Emerging Markets Portfolio	(2,329)	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	685	—	1	20	—
International Portfolio	350	—	—	—	—

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Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on foreign currency translations	Change in unrealized appreciation/ (depreciation) on swaps
Foreign Exchange Rate Risk Exposure:
Institutional International Portfolio	$734	$—	$—	$—	$—
Fixed Opportunity Portfolio	(153)	—	—		—

Commodity Risk Exposure:
Commodity Portfolio	(1,374)	(9)	49	—	(167)

Interest Rate Risk Exposure:
Commodity Portfolio	(4)	(4)	(1)	—	277
Fixed Opportunity Portfolio	577	—	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between the Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at December 31, 2016.

As of December 31, 2016, each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Institutional Value Portfolio		Growth Portfolio		Institutional Growth Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$18	$15	$—	$105	$—	$—	$46

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	18	15	—	105	—	—	46
Derivatives not subject to a MNA or similar agreement	—	(18)	(15)	—	(105)	—	—	(46)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

	Small Cap-Mid Cap Portfolio		Institutional Small Cap-Mid Cap Portfolio		Real Estate Portfolio		Commodity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$25	$—	$19	$1	$—	$—	$661
Option contracts	—	—	—	—	—	—	115	87
Forward currency contracts	—	—	—	—	—	—	64	25
Swap agreements	—	—	—	—	—	—	260	138

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	25	—	19	1	—	439	911
Derivatives not subject to a MNA or similar agreement	—	(25)	—	(19)	(1)	—	(89)	(738)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$350	$173

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Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

	International Portfolio		Institutional International Portfolio		Emerging Markets Portfolio		Fixed Opportunity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$190	$22	$397	$1,918	$—	$506	$—	$221

Total derivative assets and liabilities in the Statement of Assets and Liabilities	190	22	397	1,918	—	506	—	221
Derivatives not subject to a MNA or similar agreement	(190)	(22)	(397)	(1,918)	—	(506)	—	(221)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The following table represents the Portfolios’ derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by each Portfolio as of December 31, 2016 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Commodity Portfolio:
BNP Paribas	$27	$(6)	$—	$—	$21
Canadian Imperial Bank of Commerce	20	—	—	—	20
Goldman Sachs	34	—	—	—	34
JPMorgan Chase	245	(15)	—	—	230
Macquarie	24	—	—	—	24

Total	$350	$(21)	$—	$—	$329

The following table represents the Portfolios’ derivative liabilities by counterparty, net of amounts available for offset under an MNA and net of the related collateral pledged by each Portfolio as of December 31, 2016 (amounts in thousands).

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Commodity Portfolio:
BNP Paribas	$6	$(6)	$—	$—	$—
Deutsche Bank	52	—	—	—	52
Goldman Sachs	91	(34)	—	—	57
JPMorgan Chase	24	(24)	—	—	—

Total	$173	$(64)	$—	$—	$109

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

Forward Currency Contracts:    Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio

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Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2016 are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2016, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities. The settlement value of the forward contracts outstanding at December 31, 2016 and the month-end average contract amount for all forward contracts during the period ending December 31, 2016 are detailed in the table below:

	Average Month-End Notional Amount (000)		Notional Amount Outstanding at December 31, 2016 (000)
Portfolio	Long	Short	Long	Short
Commodity Portfolio	$1,065	$6,800	$1,543	$2,990
Fixed Opportunity Portfolio	643	643	—	—

Financial Futures Contracts:    Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at December 31, 2016 and the month-end average notional amount for the period ending December 31, 2016 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at December 31, 2016 (000)
Value Portfolio	$31,546	$4,296
Institutional Value Portfolio	60,211	2,345
Growth Portfolio	43,303	10,123
Institutional Growth Portfolio	65,468	14,943
Small Cap-Mid Cap Portfolio	3,366	1,153
Institutional Small Cap-Mid Cap Portfolio	9,284	4,274
Commodity Portfolio	78,813	43,458

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Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at December 31, 2016 (000)
Real Estate Portfolio	$2,567	$487
International Portfolio	105,154	28,170
Institutional International Portfolio	163,941	211,045
Emerging Markets Portfolio	40,722	62,871
Fixed Opportunity Portfolio	57,597	55,131

Purchased Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options Contracts:    Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Commodity Portfolio had the following transactions in purchased call and put options during the period ended December 31, 2016:

	Number of Contracts	Notional (000)[1]	Cost (000)
Options outstanding at June 30, 2016	44	$4,700	$118
Options purchased	65	—	83
Options exercised	—	—	—
Options expired	(59)	(1,660)	(93)
Options closed	(17)	(3,010)	(18)

Options outstanding at December 31, 2016	33	$30	$90

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

The Commodity Portfolio had the following transactions in written call and put options during the period ended December 31, 2016:

	Number of Contracts	Notional (000)[1]	Premiums Received (000)
Options outstanding at June 30, 2016	(31)	$(1,130)	$(88)
Options written	(82)	—	(32)
Options exercised	—	—	—
Options expired	35	1,030	27
Options closed	24	50	26

Options outstanding at December 31, 2016	(54)	$(50)	$(67)

[1]	Includes foreign currency options and swaptions.

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:    Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statement of Operations.

Total Return Swaps:    Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

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Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Variance Swaps:    Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at December 31, 2016 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2016 and the month-end average notional amount for the period ending December 31, 2016 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Swap Agreements Outstanding at December 31, 2016 (000)
Commodity Portfolio	$9,239	$6,251

L.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond resulting from inflation or deflation, respectively, as measured by the change in the Consumer Price Index, will be included as interest income or loss on the Statements of Operations, even though investors do not receive their principal until maturity. During the period ending December 31, 2016, the Inflation Protected Portfolio recognized income due to the increase in the Consumer Price Index.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

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Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

M.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

N.    Securities Lending.    Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2016 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2016:

Portfolio	Value of Securities on Loan (000)	Value of Collateral Received (000)(a)	Net Amount (000)
Value Portfolio	$873	$873	$—
Institutional Value Portfolio	1,083	1,083	—
Growth Portfolio	5,069	5,069	—
Institutional Growth Portfolio	4,084	4,084	—
Small Cap–Mid Cap Portfolio	461	461	—
Institutional Small Cap–Mid Cap Portfolio	824	824	—
Commodity Portfolio	9,556	9,556	—
International Portfolio	3,147	2,943	204
Institutional International Portfolio	5,903	5,903	—
Emerging Markets Portfolio	13,766	12,616	1,150
Fixed Opportunity Portfolio	30,429	30,429	—

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolio of Investments.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Securities lending transactions as of December 31, 2016 (amounts in thousands):

	Security Type				Remaining Contractual Maturity of the Agreements		Total Value of Securities on Loan	Value of Collateral Received	Net Amount Due to/(from) Counterparty
Portfolio	Common Stock	Corporate Bonds	Yankee Dollars	Exchange- Traded Fund	Overnight and Continous	Up to 30 days
Value Portfolio	$873	$—	$—	$—	$873	$—	$873	880	$7
Institutional Value Portfolio	1,083	—	—	—	1,083	—	1,083	1,099	16
Growth Portfolio	5,069	—	—	—	5,069	—	5,069	5,190	121
Institutional Growth Portfolio	4,084	—	—	—	4,084	—	4,084	4,176	92
Small Cap–Mid Cap Portfolio	461	—	—	—	461	—	461	488	27
Institutional Small Cap–Mid Cap Portfolio	824	—	—	—	824	—	824	863	39
Commodity Portfolio	9,556	—	—	—	2,970	6,586	9,556	9,797	241
International Portfolio	3,147	—	—	—	3,147	—	3,147	2,943	(204)
Institutional International Portfolio	5,903	—	—	—	5,903	—	5,903	6,103	200
Emerging Markets Portfolio	13,766	—	—	—	13,766	—	13,766	12,616	(1,150)
Fixed Opportunity Portfolio	—	3,193	1,271	25,965	30,429	—	30,429	32,367	1,938

O.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The following table summarizes the structure, incorporation and relationship information of the Funds, and certain financial information of the Funds recognized in the consolidated financial statements referred to above (amounts in thousands).

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Date of Incorporation	April 27, 2011	June 2, 2011

Fund Net Assets
Commodity Portfolio	$7,861	$8,292
Subsidiary % of Fund net assets	0.98%	1.04%

Consolidated Financial Statement Information
Total assets	8,392	8,351
Total liabilities	532	59
Net assets	7,861	8,292
Total investment income	8	15
Net investment income	6	8
Net realized gains/(losses) from investment transactions	(53)	—
Net realized gains/(losses) from futures transactions	1,690	18
Net realized gains/(losses) from written options transactions	(43)	23
Net realized gains/(losses) from swap transactions	154	(321)
Net realized gains/(losses) from foreign currency transactions	1	(36)
Change in net unrealized appreciation/(depreciation) on investments	48	(8)
Change in net unrealized appreciation/(depreciation) on futures	(1,312)	(50)
Change in net unrealized appreciation/(depreciation) on written options	(34)	(7)
Change in net unrealized appreciation/(depreciation) on swaps	(119)	(47)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Change in net unrealized appreciation/(depreciation) on foreign currency translations	$—	$6
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	332	(422)
Change in net assets resulting from operations	337	(414)

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

P.    Recent Accounting Pronouncements.    In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Portfolios’ financial statements. The adoption will have no effect on the Portfolios’ net assets or results of operations.

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ending December 31, 2016, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
AllianceBernstein, L.P.	$341	0.34	%(a)
Cadence Capital Management, LLC	93	0.065	%(b)
Mellon Capital Management Corporation	16	0.065	%(c)
Parametric Portfolio Associates, LLC	15	0.11	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	10	0.09	%(g)

Total	$475	0.16%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
AllianceBernstein, L.P.	$430	0.34	%(a)
Cadence Capital Management, LLC	105	0.065	%(b)
Mellon Capital Management Corporation	20	0.065	%(c)
Pacific Investment Management Company, LLC	—	0.25	%(e)
Parametric Portfolio Associates, LLC	24	0.09	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	11	0.07	%(g)

Total	$590	0.16%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.065	%(b)(e)
Jennison Associates, LLC	237	0.28	%(h)
Mellon Capital Management Corporation	93	0.065	%(c)
Sustainable Growth Advisers, LP	363	0.30	%(i)
Parametric Portfolio Associates, LLC	18	0.12	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	7	0.07	%(g)

Total	$718	0.19%

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.065	%(b)(e)
Jennison Associates, LLC	287	0.28	%(h)
Mellon Capital Management Corporation	144	0.065	%(c)
Sustainable Growth Advisers, LP	350	0.30	%(i)
Parametric Portfolio Associates, LLC	20	0.08	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	13	0.10	%(g)

Total	$814	0.17%

Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$29	0.85	%(j)
Ariel Investments, LLC	30	1.00	%(k)
Cadence Capital Management, LLC	—	0.065	%(b)(e)
Cupps Capital Management, LLC	29	0.85	%(j)
Frontier Capital Management Company, LLC	77	0.47	%(l)
IronBridge Capital Management, LP	133	0.70%
Mellon Capital Management Corporation	—	0.065	%(c)
Pzena Investment Management, LLC	33	1.00%
Parametric Portfolio Associates, LLC	6	0.30	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$337	0.66%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Institutional Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$38	0.85	%(j)
Ariel Investments, LLC	—	1.00	%(e)(k)
Cadence Capital Management, LLC	—	0.065	%(b)(e)
Cupps Capital Management, LLC	46	0.85	%(j)
Frontier Capital Management Company, LLC	110	0.47	%(l)
IronBridge Capital Management, LP	189	0.70%
Mellon Capital Management Corporation	—	0.065	%(c)
Pzena Investment Management, LLC	40	1.00%
Parametric Portfolio Associates, LLC	8	0.16	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$431	0.62%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.10	%(e)(m)
Mellon Capital Management Corporation	—	0.10	%(e)(n)
Wellington Management Company, LLP	377	0.68	%(o)
Parametric Portfolio Associates, LLC	6	0.38	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$383	0.67%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.10	%(e)(m)
Mellon Capital Management Corporation	247	0.10	%(n)
Pacific Investment Management Company, LLC	53	0.49%
Vaughan Nelson Investment Management, L.P.	45	0.35	%(p)
Wellington Management Company, LLP	827	0.60	%(q)
Wellington Management Company, LLP	96	0.75	%(r)
Parametric Portfolio Associates, LLC	21	0.08	%(d)
Parametric Portfolio Associates, LLC	11	0.11	%(g)

Total	$1,300	0.28%

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(e)
Cadence Capital Management, LLC	57	0.16	%(s)
Mellon Capital Management Corporation	25	0.09	%(t)
Parametric Portfolio Associates, LLC	—	0.15	%(d)(e)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$82	0.13%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Catholic SRI Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(e)
Cadence Capital Management, LLC	9	0.14	%(u)
Mellon Capital Management Corporation	4	0.09	%(v)
Parametric Portfolio Associates, LLC	—	0.15	%(d)(e)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$13	0.12%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$479	0.69	%(w)
Cadence Capital Management, LLC	—	0.13	%(e)(x)
Cadence Capital Management, LLC	315	0.10	%(y)
Capital Guardian Trust Company*	26	0.48	%(z)
Causeway Capital Management, LLC	796	0.45%
City of London Investment Management Company, Ltd.	—	0.74	%(e)(aa)
Mellon Capital Management Corporation	—	0.10	%(e)(bb)
Mellon Capital Management Corporation	1	0.13	%(cc)
Parametric Portfolio Associates, LLC	32	0.07	%(d)
Parametric Portfolio Associates, LLC	5	0.38	%(g)

Total	$1,654	0.26%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$537	0.65	%(w)
Cadence Capital Management, LLC	—	0.13	%(e)(x)
Cadence Capital Management, LLC	625	0.10	%(y)
Capital Guardian Trust Company*	26	0.50	%(z)
Causeway Capital Management, LLC	880	0.45%
City of London Investment Management Company, Ltd.	191	0.74	%(aa)
Lazard Asset Management LLC	415	0.37	%(dd)
Mellon Capital Management Corporation	—	0.10	%(e)(bb)
Mellon Capital Management Corporation	10	0.13	%(cc)
Parametric Portfolio Associates, LLC	36	0.07	%(d)
Parametric Portfolio Associates, LLC	6	0.05	%(g)

Total	$2,726	0.24%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Boston Company Asset Management, LLC	$2,360	0.58	%(ee)
Cadence Capital Management, LLC	—	0.13	%(e)(x)
City of London Investment Management Company, Ltd.	—	1.00	%(e)(ff)
Mellon Capital Management Corporation	500	0.13	%(cc)
Parametric Portfolio Associates, LLC	20	0.08	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$2,880	0.35%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$14	0.08%
Mellon Capital Management Corporation	13	0.06	%(gg)
Mellon Capital Management Corporation	—	0.15	%(e)(hh)

Total	$27	0.07%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Ltd.*	$1	0.45	%(ii)
Fort Washington Investment Advisors, Inc.	446	0.20	%(jj)
Mellon Capital Management Corporation	—	0.25	%(e)
Western Asset Management Company, Ltd.	516	0.75%
Parametric Portfolio Associates, LLC	14	0.09	%(d)
Parametric Portfolio Associates, LLC	16	0.08	%(g)

Total	$993	0.30%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$56	0.06%

Inflation Protected Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$71	0.04	%(kk)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$87	0.08%
Mellon Capital Management Corporation	—	0.15	%(e)(hh)

Total	$87	0.08%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$53	0.06%

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$12	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company, LLC	$324	0.17	%(ll)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$44	0.125%

*	The Specialist Manager’s portfolio management agreement with the Portfolio was terminated during the period ended December 31, 2016.

(a)

AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears, of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets, and 0.29% of the Combined Assets exceeding $300 million.

“Combined Assets” shall mean the sum of: the net assets of the portion of the Value Portfolio and the Institutional Value Portfolio managed by AllianceBernstein, and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein for certain other clients of the Trust’s primary adviser.

(b)

Cadence Capital Management, LLC (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

(c)

Mellon Capital Management Corporation (“Mellon”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(d)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Assets (as defined below); 0.10% of the next $100 million of Combined Assets; and 0.05% of Combined Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. 1/12 of such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to that Portfolio.

“Combined Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

(e)	Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ending December 31, 2016.

(f)

With respect to its Defensive Strategy, Parametric receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.35% of the first $50 million of the Combined Assets (as defined below) and 0.25% of Combined Assets over $50 million.

“Combined Assets” shall mean the sum of: the net assets of that portion of the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, and Institutional Growth Portfolio managed by Parametric for investment in its Defensive Strategy.

(g)

With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to that Portfolio.

(h)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

—	0.75% on the first $10 million;

—	0.50% on the next $30 million;

—	0.35% on the next $25 million;

—	0.25% on the next $335 million;

—	0.22% on the next $600 million;

—	0.20% on the next $4 billion; and

—	0.25% on the balance

(i)

Sustainable Growth Advisers, LP (“SGA”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.35% of the first $200 million of Combined Assets (as defined below); 0.30% of the next $200 million of Combined Assets; 0.25% of the next $200 million of Combined Assets; 0.22% of the next $400 million of Combined Assets; and 0.20% of Combined Assets exceeding $1 billion.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

“Combined Assets” shall mean the sum of: the net assets managed by SGA in the Growth Portfolio, the net assets managed by SGA in the Institutional Growth Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by SGA for certain other clients of the Trust’s primary adviser.

(j)	Advisory Research, Inc. replaced Cupps Capital Management, LLC effective October 1, 2016.

(k)

For its services to the Small Cap-Mid Cap Portfolio and the Institutional Small Cap-Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets, and 0.50% of the Combined Assets exceeding $20 million. Ariel did not manage assets for the Institutional Small Cap-Mid Cap Portfolio during the period shown in the table.

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap-Mid Cap Portfolio, the Institutional Small Cap-Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for certain other clients of the Trust’s primary adviser or certain of its affiliates.

(l)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.45% of the first $90 million of Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

“Combined Assets” shall mean the sum of: the net assets managed by Frontier in the Small Cap-Mid Cap Portfolio, the net assets managed by Frontier in the Institutional Small Cap-Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by Frontier for certain other clients of the Trust’s primary adviser.

(m)

Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(n)

Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(o)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(p)

Vaughan Nelson Investment Management L.P. (“Vaughan Nelson”) receives a fee, which is calculated daily and payable quarterly, at the annual rate of 0.35% of the first $25 million of Combined Assets (as defined below), 0.25% of the next $75 million of Combined Assets, and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets of the Commodity Portfolio and the net assets managed by Vaughan Nelson in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

(q)

With respect to its Global National Resources Strategy (“GNRS”), Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.60% of the average daily net assets of the GNRS account, so long as at least $150 million in assets are present in the GNRS and 0.85% if less than $150 million in assets are present in the GNRS.

(r)

With respect to its Commodity Futures Strategy account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy account.

(s)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net asset value of Designated Assets.

On December 6, 2016, Cadence agreed to reduce the annual fixed fee amount of $24,000 and voluntarily waived a portion of the fees during the period ending December 31, 2016.

(t)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net asset value of Designated Assets.

With respect to the Domestic Small and Mid Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.12% of such net assets.

With respect to the Emerging Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.18% of such net assets.

(u)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net assets value of Designated Assets.

(v)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

With respect to Domestic Small and Mid Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.12% of the net assets value of Designated Assets.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net assets value of Designated Assets.

With respect to the Emerging Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.18% of such net assets.

(w)

Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

—	0.80% on assets up to $50 million; and

—	0.60% on assets in excess of $50 million

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(x)

With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(y)

With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(z)

Capital Guardian Trust Company’s (“CapGuardian”) Portfolio Management Agreement was terminated as of August 18, 2016. Prior to August 18, 2016, CapGuardian received a fee, which was payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) was $312,500.

—	0.70% on the first $25 million;

—	0.55% on the next $25 million;

—	0.425% on the next $200 million; and

—	0.375% on the balance

When the total aggregated fees exceeded $3 million, before discounts (as set forth below), fee break points were eliminated and the Portfolio paid its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts were applied based upon the total annualized aggregate fees, which included fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage was applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

—	5% discount on fees from $1.25 million to $4 million;

—	7.5% discount on fees from $4 million to $8 million;

—	10% discount on fees from $8 million to $12 million; and

—	12.5% discount on fees over $12 million

(aa)

City of London Investment Management Company, Ltd. (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

(bb)

With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(cc)

With respect to the emerging markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(dd)

Lazard Asset Management, LLC (“Lazard”) receives a fee which shall be payable monthly in arrears at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the Portfolio managed by Lazard.

(ee)

Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; 0.55% of the average daily net assets on the next $200 million; and 0.50% of the average daily net assets over $400 million of that portion of the Portfolio managed by Boston Company.

(ff)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of the Combined Assets; and 0.50% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(gg)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage- and asset-backed and U.S. Government securities portions of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.

(hh)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.15% of the average daily net assets of the U.S. corporate fixed-income securities portion of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.15% of the average daily net assets of the portion of the U.S. Corporate Fixed Income Portfolio managed by Mellon.

(ii)	CLIM’s Portfolio Management allocation was removed on July 5, 2016.

(jj)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, 0.25% of the Combined Assets of the next $100 million, and 0.20% of the Combined Assets exceeding $200 million.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(kk)

Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of: 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.

(ll)

Standish Mellon Asset Management Company LLC (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion.

FIS Investor Services LLC, formerly SunGard Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, LLC (“Unified”), a wholly-owned subsidiary of Ultimus Fund Solutions LLC, provides certain distribution services to the Trust. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services, LLC (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $150,000 per year.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

The Portfolios may use related party broker-dealers. For the period ended December 31, 2016, the following Portfolios incurred brokerage commissions with broker-dealers affiliated with the Specialist Managers as follows (amounts in thousands):

Portfolio	Commissions Amount
Emerging Markets Portfolio	$38

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities, for the period ending December 31, 2016 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$196,614	$151,031
Institutional Value Portfolio	312,332	213,525
Growth Portfolio	144,698	60,331
Institutional Growth Portfolio	142,259	79,217
Small Cap–Mid Cap Portfolio	21,243	21,572
Institutional Small Cap–Mid Cap Portfolio	35,474	29,001
Real Estate Portfolio	43,169	44,729
Commodity Portfolio	309,214	536,740
ESG Growth Portfolio	22,233	20,276
Catholic SRI Growth Portfolio	3,967	3,425
International Portfolio	487,921	453,559
Institutional International Portfolio	669,219	694,714
Emerging Markets Portfolio	244,117	532,796
Core Fixed Income Portfolio	6,746	5,925
Fixed Opportunity Portfolio	132,440	131,420
U.S. Corporate Fixed Income Portfolio	31,179	61,196
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,153	2,062
Short-Term Municipal Portfolio	2,162	2,831
Intermediate Municipal Portfolio	41,589	51,270
Intermediate Municipal II Portfolio	2,699	4,375
The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ending December 31, 2016 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Commodity Portfolio	$87	$158
Core Fixed Income Portfolio	13,345	6,646
U.S. Government Fixed Income Portfolio	67,470	56,917
Inflation Protected Portfolio	41,901	182,706
U.S. Corporate Fixed Income Portfolio	1,268	1,283
U.S. Mortgage/Asset Backed Fixed Income Portfolio	11,931	22,065

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2015 to 2016, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.    Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$534,452	$109,562	$(17,966)	$91,596
Institutional Value Portfolio	629,656	117,810	(19,744)	98,066
Growth Portfolio	552,757	211,130	(17,658)	193,472
Institutional Growth Portfolio	673,194	255,729	(22,890)	232,839
Small Cap Mid–Cap Portfolio	83,075	29,636	(4,524)	25,112
Institutional Small Cap–Mid Cap Portfolio	100,571	39,547	(3,135)	36,412
Real Estate Portfolio	93,060	17,484	(1,042)	16,442
ESG Growth Portfolio	128,484	7,725	(7,957)	(232)
Catholic SRI Growth Portfolio	19,862	2,592	(490)	2,102
International Portfolio	1,099,001	90,145	(80,189)	9,956
Institutional International Portfolio	2,148,191	158,980	(135,494)	23,486
Emerging Markets Portfolio	1,680,813	110,441	(208,941)	(98,500)
Core Fixed Income Portfolio	91,743	567	(1,106)	(539)
Fixed Opportunity Portfolio	646,941	21,784	(13,644)	8,140
U.S. Government Fixed Income Portfolio	209,806	1,502	(2,624)	(1,122)
Inflation Protected Portfolio	332,633	4,627	(1,255)	3,372
U.S. Corporate Fixed Income Portfolio	247,548	1,674	(2,550)	(876)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	205,619	1,690	(1,592)	98
Short-Term Municipal Portfolio	17,834	40	(92)	(52)
Intermediate Municipal Portfolio	381,667	4,232	(8,539)	(4,307)
Intermediate Municipal II Portfolio	68,577	1,626	(242)	1,384

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, and an in-kind purchase by an investor that, for tax purposes, created a controlling interest in a Portfolio.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ending June 30, 2016 was as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2016	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$13,594	$23,956	$37,550	$—	$—	$37,550
Institutional Value Portfolio	39,476	78,851	118,327	—	—	118,327
Growth Portfolio	11,428	162,125	173,553	—	—	173,553
Institutional Growth Portfolio	25,896	219,854	245,750	—	—	245,750
Small Cap–Mid Cap Portfolio	46	—	46	17	—	63
Institutional Small Cap–Mid Cap Portfolio	236	10,679	10,915	268	—	11,183

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

	Distributions Paid From:
Year Ended June 30, 2016	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Real Estate Portfolio	$4,781	$11,963	$16,744	$—	$—	$16,744
ESG Growth Portfolio	3,200	—	3,200	—	—	3,200
Catholic SRI Growth Portfolio	330	—	330	—	—	330
International Portfolio	42,467	73,644	116,111	—	—	116,111
Institutional International Portfolio	102,022	92,229	194,251	—	—	194,251
Emerging Markets Portfolio	43,277	—	43,277	—	—	43,277
Core Fixed Income Portfolio	2,569	524	3,093	—	—	3,093
Fixed Opportunity Portfolio	44,605	3,591	48,196	—	—	48,196
U.S. Government Fixed Income Portfolio	3,835	1,729	5,564	—	—	5,564
Inflation Protected Portfolio	938	—	938	—	—	938
U.S. Corporate Fixed Income Portfolio	9,538	3,560	13,098	—	—	13,098
U.S. Mortgage/Asset Backed Fixed Income Portfolio	6,050	—	6,050	—	—	6,050
Short-Term Municipal Portfolio	—	3	3	—	214	217
Intermediate Municipal Portfolio	11	—	11	—	8,827	8,838
Intermediate Municipal II Portfolio	2	33	35	—	1,576	1,611

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

C.    Components of Accumulated Earnings

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$295	$8,541	$8,836	$—	$—	$52,233	$61,069
Institutional Value Portfolio	214	17,807	18,021	—	—	71,565	89,586
Growth Portfolio	113	31,390	31,503	—	(1,926)	182,804	212,381
Institutional Growth Portfolio	616	47,082	47,698	—	—	235,988	283,686
Small Cap–Mid Cap Portfolio	—	—	—	—	(15,751)	16,882	1,131
Institutional Small Cap–Mid Cap Portfolio	—	—	—	—	(2,354)	34,335	31,981
Real Estate Portfolio	279	5,615	5,894	—	—	32,615	38,509
ESG Growth Portfolio	293	—	293	—	(1,925)	(5,753)	(7,385)
Catholic SRI Growth Portfolio	389	—	389	—	—	1,309	1,698
International Portfolio	2,329	—	2,329	—	(51,464)	(42,103)	(91,238)
Institutional International Portfolio	5,680	—	5,680	—	(74,039)	(170,755)	(239,114)
Emerging Markets Portfolio	3,164	—	3,164	—	(106,669)	(234,252)	(337,757)
Core Fixed Income Portfolio	39	—	39	(6)	(70)	2,363	2,326
Fixed Opportunity Portfolio	1,768	—	1,768	—	(60,416)	(7,773)	(66,421)
U.S. Government Fixed Income Portfolio	393	810	1,203	(49)	—	9,091	10,245
Inflation Protected Portfolio	3,014	—	3,014	—	(1,058)	16,437	18,393
U.S. Corporate Fixed Income Portfolio	238	—	238	(108)	(576)	7,252	6,806

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	$192	$—	$192	$(86)	$(6,976)	$4,761	$(2,109)
Short-Term Municipal Portfolio	16	—	16	(16)	(2)	222	220
Intermediate Municipal Portfolio	196	—	196	(45)	(4,129)	11,195	7,217
Intermediate Municipal II Portfolio	38	97	135	(10)	—	4,113	4,238

D.    Capital Loss Carryforwards

As of their tax year ended June 30, 2016, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2018	Expires 2019	Total
Small Cap–Mid Cap Portfolio	$13,387	$—	$13,387
Intermediate Municipal Portfolio	—	3,013	3,013

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
International Portfolio	$35,029	$16,435	$51,464
Institutional International Portfolio	41,432	32,607	74,039
Emerging Markets Portfolio	17,323	89,346	106,669
Core Fixed Income Portfolio	70	—	70
Fixed Opportunity Portfolio	7,158	53,258	60,416
Inflation Protected Portfolio	559	293	852
U.S. Corporate Fixed Income Portfolio	546	—	546
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,528	5,448	6,976

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2016, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Total
Small Cap–Mid Cap Portfolio	$2,654
Emerging Markets Portfolio	106,669
Intermediate Municipal Portfolio	5,087

E.    Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2017 (amounts in thousands):

Portfolio	Post-October Capital Losses
Growth Portfolio	$1,926
Small Cap–Mid Cap Portfolio	2,364
Institutional Small Cap–Mid Cap Portfolio	2,354
ESG Growth Portfolio	1,925
Inflation Protected Portfolio	206
U.S. Corporate Fixed Income Portfolio	30
Short-Term Municipal Portfolio	2
Intermediate Municipal Portfolio	1,116

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

F.    Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Value Portfolio	$23	$(23)	$—
Institutional Value Portfolio	(189)	189	—
Growth Portfolio	(88)	(4,115)	4,203
Institutional Growth Portfolio	(96)	96	—
Real Estate Portfolio	119	(119)	—
ESG Growth Portfolio	(86)	91	(5)
Catholic SRI Growth Portfolio	39	265	(304)
International Portfolio	(872)	872	—
Institutional International Portfolio	867	(867)	—
Emerging Markets Portfolio	(20,733)	20,814	(81)
Core Fixed Income Portfolio	232	(232)	—
Fixed Opportunity Portfolio	(675)	675	—
Inflation Protected Portfolio	(1)	(47)	48
U.S. Corporate Fixed Income Portfolio	24	(24)	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,492	(1,492)	—
Intermediate Municipal Portfolio	(1)	1	—

G.    Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2016 was $735,935 resulting in accumulated net unrealized appreciation of $63,807 consisting of $96,516 gross unrealized appreciation and $32,709 gross unrealized depreciation.

The tax characteristics of distributions paid during the tax years ending December 31, 2016 and December 31, 2015 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2016	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$18,034	$—	$18,034	$—	$—	$18,034

Year Ended December 31, 2015
Commodity Portfolio	$23,354	$—	$23,354	$17	$—	$23,371

*	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2016 (Unaudited)

As of December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio………..	$958	$—	$958	$—	$(87,171)	$170,504	$84,291

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2016, the Commodity Portfolio had the following CLCF’s not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
Commodity Portfolio	$18,165	$68,840	$87,005

At December 31, 2016, the Commodity Portfolio, did not have any deferred losses.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Commodity Portfolio………………………………	$(69)	$(49,438)	$49,507

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in such physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2016 (Unaudited)

7.    SIGNIFICANT SHAREHOLDERS.

Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The following list includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

Portfolio	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities
Small Cap-Mid Cap Portfolio	1	—
Institutional Small Cap-Mid Cap Portfolio	1	—
Real Estate Portfolio	1	—
Commodity Portfolio	1	—
ESG Growth Portfolio	1	1
Catholic SRI Growth Portfolio	1	1
Core Fixed Income Portfolio	1	—
U.S. Corporate Fixed income Portfolio	1	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1	—
Short-Term Municipal Portfolio	—	1

8.    IN-KIND REDEMPTIONS.

During August 2016, the Portfolios processed in-kind redemptions on behalf of two affiliated accounts owned by one shareholder account. The following values of securities and cash were redeemed from the Portfolios:

Portfolio	In-kind Redemptions (000)	Cash Redemptions (000)
Institutional Value Portfolio	$204,698	$57,351
Institutional Growth Portfolio	291,050	65,519
Institutional Small Cap-Mid Cap Portfolio	58,339	13,405
Real Estate Portfolio	25,577	2,461
Institutional International Portfolio	559,861	35,708
Fixed Opportunity Portfolio	123,294	52,359
Inflation Protected Portfolio	149,328	8,306
U.S. Mortgage/Asset Backed Fixed Income Portfolio	13,314	3,812

9.    SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2016.

HC CAPITAL TRUST

Additional Information — December 31, 2016 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the period ending December 31, 2016, the following actions were taken by the shareholders of the Portfolios.

SPECIAL MEETING OF THE SHAREHOLDERS — JULY 29, 2016

A special meeting of shareholders of The Emerging Markets Portfolio was held on July 29, 2016. At the July 29, 2016 meeting, shareholders of The Emerging Markets Portfolio approved the portfolio management agreement between the Trust and RBC Global Asset Management (UK) Limited (“RBC GAM”).

Approval of a portfolio management agreement between the Trust, on behalf of The Emerging Markets Portfolio, and RBC GAM;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Emerging Markets Portfolio	119,842,566.149	75,699,256.189	63.165%	75,446,115.189	99.666%

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses:    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,119.80	$1.44	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%
	HC Advisors Shares	Actual	$1,000.00	$1,120.50	$1.44	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%

Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,119.70	$1.44	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%
	HC Advisors Shares	Actual	$1,000.00	$1,118.80	$1.44	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

			Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period[1]	Annualized Expense Ratio
Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,042.10	$1.54	0.30%
		Hypothetical[2]	$1,000.00	$1,023.69	$1.53	0.30%
	HC Advisors Shares	Actual	$1,000.00	$1,041.60	$1.54	0.30%
		Hypothetical[2]	$1,000.00	$1,023.69	$1.53	0.30%

Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,042.10	$1.44	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,042.10	$1.44	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%

Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,131.80	$4.24	0.79%
		Hypothetical[2]	$1,000.00	$1,021.22	$4.02	0.79%
	HC Advisors Shares	Actual	$1,000.00	$1,131.40	$4.24	0.79%
		Hypothetical[2]	$1,000.00	$1,021.22	$4.02	0.79%

Institutional Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,124.70	$3.91	0.73%
		Hypothetical[2]	$1,000.00	$1,021.53	$3.72	0.73%
	HC Advisors Shares	Actual	$1,000.00	$1,124.70	$3.91	0.73%
		Hypothetical[2]	$1,000.00	$1,021.53	$3.72	0.73%

Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$954.70	$3.74	0.76%
		Hypothetical[2]	$1,000.00	$1,021.37	$3.87	0.76%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,112.00	$2.24	0.42%
		Hypothetical[2]	$1,000.00	$1,023.09	$2.14	0.42%
	HC Advisors Shares	Actual	$1,000.00	$1,113.40	$2.24	0.42%
		Hypothetical[2]	$1,000.00	$1,023.09	$2.14	0.42%

ESG Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,057.20	$1.71	0.33%
		Hypothetical[2]	$1,000.00	$1,023.54	$1.68	0.33%
	HC Advisors Shares	Actual	$1,000.00	$1,057.20	$1.71	0.33%
		Hypothetical[2]	$1,000.00	$1,023.54	$1.68	0.33%

Catholic SRI Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,073.10	$1.62	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,072.00	$1.62	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%

International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,055.50	$2.07	0.40%
		Hypothetical[2]	$1,000.00	$1,023.19	$2.04	0.40%
	HC Advisors Shares	Actual	$1,000.00	$1,055.50	$2.07	0.40%
		Hypothetical[2]	$1,000.00	$1,023.19	$2.04	0.40%
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,060.30	$2.08	0.40%
		Hypothetical[2]	$1,000.00	$1,023.19	$2.04	0.40%
	HC Advisors Shares	Actual	$1,000.00	$1,060.40	$2.08	0.40%
		Hypothetical[2]	$1,000.00	$1,023.19	$2.04	0.40%

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,054.40	$2.95	0.57%
		Hypothetical[2]	$1,000.00	$1,022.33	$2.91	0.57%
	HC Advisors Shares	Actual	$1,000.00	$1,054.40	$2.95	0.57%
		Hypothetical[2]	$1,000.00	$1,022.33	$2.91	0.57%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$977.70	$1.55	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$976.70	$1.54	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

			Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period[1]	Annualized Expense Ratio
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,052.60	$2.17	0.42%
		Hypothetical[2]	$1,000.00	$1,023.09	$2.14	0.42%
	HC Advisors Shares	Actual	$1,000.00	$1,051.00	$2.17	0.42%
		Hypothetical[2]	$1,000.00	$1,023.09	$2.14	0.42%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$963.30	$0.89	0.18%
		Hypothetical[2]	$1,000.00	$1,024.30	$0.92	0.18%

Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000.00	$985.00	$0.75	0.15%
		Hypothetical[2]	$1,000.00	$1,024.45	$0.77	0.15%
	HC Advisors Shares	Actual	$1,000.00	$985.00	$0.75	0.15%
		Hypothetical[2]	$1,000.00	$1,024.45	$0.77	0.15%

U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$984.30	$0.95	0.19%
		Hypothetical[2]	$1,000.00	$1,024.25	$0.97	0.19%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$984.20	$1.05	0.21%
		Hypothetical[2]	$1,000.00	$1,024.15	$1.07	0.21%

Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$990.40	$1.76	0.35%
		Hypothetical[2]	$1,000.00	$1,023.44	$1.79	0.35%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$974.90	$1.39	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$973.90	$1.39	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%

Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$973.30	$1.34	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%
	HC Advisors Shares	Actual	$1,000.00	$973.30	$1.34	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%

1	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).

2	Represents the hypothetical 5% annual return before expenses.

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending December 31, 2016, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	37.86%

B.    Qualified Dividends.    For the fiscal year ending December 31, 2016, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Commodity Portfolio	72.00%

The Portfolio intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2016 Form 1099-DIV.C.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

5.     ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	7.6%
Consumer Staples	9.1%
Energy	12.2%
Financials	23.2%
Health Care	9.6%
Industrials	11.3%
Information Technology	11.3%
Materials	3.0%
Real Estate	3.0%
Telecommunication Services	4.1%
Utilities	5.3%
Other	0.3%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	7.6%
Consumer Staples	8.4%
Energy	12.1%
Financials	23.7%
Health Care	9.9%
Industrials	10.2%
Information Technology	12.2%
Materials	2.7%
Real Estate	2.6%
Telecommunication Services	4.0%
Utilities	5.7%
Other	0.9%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	19.3%
Consumer Staples	10.7%
Energy	4.5%
Financials	5.7%
Health Care	14.4%
Industrials	6.3%
Information Technology	34.0%
Materials	2.4%
Real Estate	1.4%
Telecommunication Services	0.2%
Utilities	0.0%
Other	1.1%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	17.9%
Consumer Staples	11.0%
Energy	4.2%
Financials	8.6%
Health Care	14.8%
Industrials	6.6%
Information Technology	32.3%
Materials	2.2%
Real Estate	1.2%
Telecommunication Services	0.2%
Utilities	0.0%
Other	1.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

Small Cap–Mid Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.6%
Consumer Staples	1.3%
Energy	2.9%
Financials	18.4%
Health Care	10.2%
Industrials	16.0%
Information Technology	22.0%
Materials	7.5%
Real Estate	3.6%
Telecommunication Services	1.0%
Utilities	1.4%
Other	5.1%

Total	100.0%

Institutional Small Cap–Mid Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.1%
Consumer Staples	1.3%
Energy	2.5%
Financials	20.0%
Health Care	10.9%
Industrials	15.7%
Information Technology	20.8%
Materials	7.8%
Real Estate	3.9%
Telecommunication Services	0.7%
Utilities	1.4%
Other	4.9%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	4.9%
Financials	8.2%
Health Care	0.7%
Real Estate	86.2%
Other	0.0%

Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	0.0%
Energy	50.2%
Financials	9.0%
Health Care	0.0%
Industrials	0.0%
Information Technology	0.2%
Materials	34.9%
Sovereign Bond	0.0%
Other	5.7%

Total	100.0%

ESG Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.6%
Consumer Staples	10.9%
Energy	6.5%
Financials	11.8%
Health Care	14.4%
Industrials	13.8%
Information Technology	16.3%
Materials	4.4%
Real Estate	2.3%
Telecommunication Services	3.9%
Utilities	3.1%
Other	0.0%

Total	100.0%

Catholic SRI Growth Portfolio
Security Allocation	Percentage of Value
Consumer Discretionary	14.6%
Consumer Staples	11.7%
Energy	7.6%
Financials	14.3%
Health Care	4.2%
Industrials	15.1%
Information Technology	17.5%
Materials	4.3%
Real Estate	2.4%
Telecommunication Services	4.6%
Utilities	3.7%
Other	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.5%
Consumer Staples	8.6%
Energy	8.2%
Financials	21.0%
Health Care	10.7%
Industrials	14.0%
Information Technology	6.7%
Materials	5.7%
Real Estate	2.9%
Telecommunication Services	7.2%
Utilities	3.4%
Other	1.1%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.0%
Consumer Staples	7.4%
Energy	7.1%
Financials	29.9%
Health Care	10.3%
Industrials	12.6%
Information Technology	5.2%
Materials	4.9%
Real Estate	3.2%
Telecommunication Services	5.5%
Utilities	3.2%
Other	0.7%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.1%
Consumer Staples	6.4%
Energy	7.9%
Financials	33.5%
Health Care	0.8%
Industrials	8.3%
Information Technology	12.2%
Materials	7.8%
Real Estate	2.9%
Telecommunication Services	6.1%
Utilities	3.7%
Other	1.3%

Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Corporate	32.4%
Agency	26.4%
Treasury	24.1%
Yankee Dollar	6.1%
Mortgage	1.5%
Asset Backed Securities	0.4%
Other	9.1%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Corporate	52.3%
Mortgage	18.6%
Yankee Dollar	13.0%
Exchange-Traded Fund	5.7%
Repurchase Agreement	1.7%
U.S. Government Agency Mortgages	0.9%
Preferred Stock	0.0%
Other	7.8%

Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	90.6%
Agency	5.5%
Corporate	0.1%
Yankee Dollar	0.1%
Other	3.7%

Total	100.0%

Inflation Protected Portfolio

Security Allocation	Percentage of Value
Treasury	94.9%
Other	5.1%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	4.5%
Consumer Staples	6.8%
Energy	11.4%
Financials	42.3%
Health Care	5.0%
Industrials	6.1%
Information Technology	5.1%
Materials	7.5%
Real Estate	0.6%
Telecommunication Services	5.1%
Utilities	5.6%
Other	0.0%

Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	77.7%
Mortgage	4.7%
Asset Backed Securities	1.1%
Yankee Dollar	0.3%
Other	16.2%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Financials	0.7%
General	18.4%
General Obligation	31.7%
Health Care	2.4%
Higher Education	7.9%
Medical	2.5%
Power	3.0%
School District	8.6%
Transportation	18.2%
Water	6.6%
Other	0.0%

Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	6.2%
Bond Bank	0.7%
Development	1.3%
Education	4.2%
Facilities	4.6%
Financials	5.4%
General	19.2%
General Obligation	11.6%
Higher Education	1.3%
Industrials	0.0%
Medical	7.5%
Nursing Homes	0.4%
Power	5.1%
School District	3.4%
Student Loan	1.6%
Tobacco Settlement	2.4%
Transportation	10.6%
Utilities	4.1%
Water	10.3%
Other	0.1%

Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Education	4.1%
Facilities	4.0%
Financials	5.8%
General	8.9%
General Obligation	35.1%
Higher Education	3.9%
Medical	4.0%
Power	5.0%
School District	2.8%
Transportation	8.6%
Utilities	3.6%
Water	14.2%
Other	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

7.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). During the six month period covered by this report, the Trust offered twenty-two Portfolios, sixteen of which were managed by two or more Specialist Managers.1 Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board of Trustees (the “Board”):

•	Approved the continuation of certain Portfolio Management Agreements, as set forth below;

•	Approved New Portfolio Management Agreements with Advisory Research, Inc. (“ARI”) relating to two Portfolios;

•

Approved amendments to multiple Portfolio Management Agreements with each of Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Artisan Partners Limited Partnership (“Artisan”), in each case reducing the advisory fees payable to the respective Specialist Manager.

In considering the information and materials described herein, the Trust’s Independent Trustees were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the various Portfolio Management Agreements and amendments thereto. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Continuation of Certain Portfolio Management Agreements.    The Portfolio Management Agreements (collectively, the “Continuing Agreements”) approved for continuance during the period are identified below, together with the Specialist Managers subject to review during the period.

Specialist Manager	Portfolios
Ariel Investments, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Cupps Capital Management, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Frontier Capital Management Company, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

IronBridge Capital Management, L.P.	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Pzena Investment Management, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Artisan Partners Limited Partnership	The International Equity Portfolio
The Institutional International Equity Portfolio

The Boston Company Asset Management, LLC	The Emerging Markets Portfolio

Causeway Capital Management, LLC	The International Equity Portfolio
The Institutional International Equity Portfolio

Lazard Asset Management LLC	The Institutional International Equity Portfolio

Wellington Management Company LLP	The Commodity Returns Strategy Portfolio
The Real Estate Securities Portfolio

[1]	See Note 3.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any Portfolio and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of the Trust and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services expected to be provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process to be employed by each of the Specialist Managers in managing the assets of the of the respective Portfolios to be allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were appropriate in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.

The Board also considered representations by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and the multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances of the Trust.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also determined that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of New Portfolio Management Agreements with ARI.    During the period, the Board approved new Portfolio Management Agreements (the “ARI Agreements) between the Trust and ARI relating to each of the Small Capitalization – Mid Capitalization Equity and Institutional Small Capitalization – Mid Capitalization Equity Portfolios (collectively, the “Affected Portfolios”).

In approving the ARI Agreements, the Board was informed that a portion of each of the Affected Portfolios had been managed by Cupps Capital Management, LLC (“Cupps”) since 2011 and that Andrew Cupps, the founder of, and primary portfolio manager for, Cupps, had accepted an offer of employment for himself and his advisory team at ARI and would, in conjunction with the transition to ARI, dissolve Cupps. The Board was also informed that the terms of the proposed ARI Agreements, including the fees to be paid, were the same as the terms of the then-existing agreements with Cupps.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2016 (Unaudited)

With respect to the nature and quality of the services expected to be provided to the Affected Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the services provided by Cupps and ARI’s representations that it was anticipated that Andrew Cupps and his team would continue to manage the Affected Portfolios in a substantially similar manner as before, but with additional support and infrastructure. The Board also considered the fact that ARI would not participate in the administration or distribution of shares of the Portfolios and that, other than advisory fees payable under the terms of the ARI Agreements, it was not expected that ARI would benefit materially from its association with the Trust. The Board further considered the qualifications of the investment management personnel included on the ARI/Cupps team. The Board concluded that the nature, extent and quality of the services expected to be provided by ARI were appropriate in light of the strategy it is to employ under the ARI Agreements and, thus, supported a decision to approve each such Agreement.

In concluding that approval of the ARI Agreements was in the best interests of the Affected Portfolios, the Board considered information with respect to the past performance of Cupps, but the Board did not base its determination on such past results.

With respect to the fee schedules pursuant to which ARI would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees and fees charged to the Portfolios by each of the other Specialist Managers then serving them, ARI’s financial position and projected profitability as well as data regarding advisory fees paid by other funds with similar investment policies. The Board did not specifically rely upon such information, but gave substantial weight to the fact that the rate at which ARI was to be compensated was identical to the fee historically paid by the Affected Portfolios to Cupps for the same services, was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser and that the Adviser believed the agreed upon fee rate to be reasonable. The Board determined that the proposed fee schedule was fair and reasonable. In making this determination, the Board recognized that the impact of the fee to be paid to ARI on overall advisory fees would depend on the allocation of assets within the Affected Portfolios.

Approval of Amendments to Portfolio Management Agreements with Cadence.    During the period, the Board also approved amendments (the “Cadence Amendments”) to the Portfolio Management Agreements (the “Cadence Agreements”) with Cadence related to each of the ESG Growth and Catholic SRI Growth Portfolios. The Board was informed with respect to the fact that under the Cadence Agreements, Cadence had been entitled to an initial fee of 0.09% of the average daily net assets of each Portfolio for domestic large cap equity securities and 0.14% of the average daily net assets for developed markets international equity securities for the first twelve months of each Cadence Agreement’s effectiveness, after which Cadence would be entitled to a larger fee for each asset class (0.12% and 0.20%, respectively) if the total assets committed to that asset class did not exceed $100 million. Cadence was also entitled to a flat $24,000 account fee with respect to the ESG Growth Portfolio. The Board was further informed that, despite the fact that the initial 12 month periods had passed and assets did not exceed $100 million for either asset class, Cadence had been voluntarily waiving its fees to maintain the initial fee level.

At a meeting in September, 2016, the Board approved amendments to both Cadence Agreements that eliminated the higher fee levels applicable after the first 12 months and made the initial fees permanent. At a meeting in December, 2016 the Board approved an additional amendment to the Cadence Agreement related to the ESG Growth Portfolio eliminating the $24,000 account fee.

In approving the Cadence Amendments, the Board reviewed information with respect to the nature of the services provided by Cadence and the role of the organization in the context of the Portfolios, as well as Cadence’s representations and the view of the Adviser to the effect that reduction of the advisory fee rate would not change or impair the nature or quality of services provided to the Portfolios. Based on all of the information presented, the Board concluded that implementation of the Cadence Amendments was in the interests of shareholders of the Portfolios.

Approval of Amendments to Portfolio Management Agreements with Mellon Capital.    During the period, the Board also approved amendments (the “Mellon Capital Amendments”) to the Portfolio Management Agreements (the “Mellon Capital Agreements”) with Mellon Capital related to each of the ESG Growth and Catholic SRI Growth Portfolios. The Board was informed with respect to the fact that under the Mellon Capital Agreements, Mellon Capital had been entitled to an initial fee of 0.09% of the average daily net assets of each Portfolio for domestic large cap equity securities and 0.14% of the average daily net assets for developed markets international equity securities for the first twelve months of each

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2016 (Unaudited)

Mellon Capital Agreement’s effectiveness, after which Mellon Capital would be entitled to a larger fee for each asset class (0.12% and 0.20%, respectively) if the total assets committed to that asset class did not exceed $100 million. The Board was further informed that, despite the fact that the initial 12 month periods had passed and assets did not exceed $100 million for either asset class, Mellon Capital had been voluntarily waiving its fees to maintain the initial fee level.

At its meeting in September, 2016, the Board approved amendments to both Mellon Capital Agreements that extended the initial 12 month fee levels for an additional 12 months.

In approving the Mellon Capital Amendments, the Board reviewed information with respect to the nature of the services provided by Mellon Capital and the role of the organization in the context of the Portfolios, as well as Mellon Capital’s representations and the view of the Adviser to the effect that reduction of the advisory fee rate would not change or impair the nature or quality of services provided to the Portfolios. Based on all of the information presented, the Board concluded that implementation of the Mellon Capital Amendments was in the interests of shareholders of the Portfolios.

Approval of Amendments to Portfolio Management Agreements with Artisan.    During the period, the Board also approved amendments (the “Artisan Amendments”) to the Portfolio Management Agreements (the “Artisan Agreements”) with Artisan related to each of the International Equity and Institutional International Equity Portfolios. The Board was informed with respect to the fact that under the Artisan Agreements, so long as the combined assets of the International Equity and Institutional International Equity Portfolios allocated to Artisan (“Combined Assets”) were less than $500 million, Artisan was entitled to a fee, calculated separately for each Portfolio, of 0.80% of the first $50 million of the average daily net assets allocated to Artisan and 0.60% of the average daily net assets allocated to Artisan in excess of $50 million.2 The Artisan Amendments approved by the Board apply the same breakpoint fee schedule to the Combined Assets such that the lower fee applies after the first $50 million in assets across the two Portfolios rather than after the first $50 million in each Portfolio.

In approving the Artisan Amendments, the Board reviewed information with respect to the nature of the services provided by Artisan and the role of the organization in the context of the Portfolios, as well as Artisan’s representations and the view of the Adviser to the effect that reduction of the advisory fee rate would not change or impair the nature or quality of services provided to the Portfolios. Based on all of the information presented, the Board concluded that implementation of the Artisan Amendments was in the interests of shareholders of the Portfolios.

[2]	When Combined Assets exceed $500 million, Artisan is entitled to a flat fee of 0.47% on all such assets.

HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

Investment Adviser

HC Capital Solutions

Five Tower Bridge

300 Barr Harbor Drive, Suite 500

West Conshohocken, PA 19428

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Unified Financial Securities, LLC

A subsidiary of Ultimus Fund Solutions, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

41 South High Street, Suite 2500

Columbus, OH 43215

Custodian

State Street Bank and Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/17

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

(b)(4) Not applicable.

(b)(5) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date: February 28, 2017

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date: February 28, 2017